UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2013 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 10.4%
334,609	Adelaide Brighton Ltd.	$1,183,157
57,730	Caltex Australia Ltd.	1,169,380
78,258	Coca-Cola Amatil Ltd.	1,129,718
19,637	Cochlear Ltd.	1,653,542
129,270	Computershare Ltd.	1,411,723
64,925	CSL Ltd.	3,720,537
362,929	Goodman Group REIT	1,703,489
294,284	GPT Group REIT	1,163,351
72,194	Ramsay Health Care Ltd.	2,224,419
147,455	Seek Ltd.	1,290,406
34,641	Woolworths Ltd.	1,128,773
		17,778,495
	Belgium - 0.9%
17,394	Anheuser-Busch InBev NV	1,508,717

	Canada - 5.0%
30,349	Franco-Nevada Corp.	1,619,768
32,252	Keyera Corp.	1,675,806
148,443	New Gold, Inc.(a)	1,440,069
41,575	Valeant Pharmaceuticals International, Inc.(a)	2,752,936
22,072	Vermilion Energy, Inc.	1,130,504
		8,619,083
	Denmark - 2.9%
29,508	Coloplast A/S, Class B	1,556,825
12,403	Novo Nordisk A/S, Class B	2,281,286
4,836	Topdanmark A/S(a)	1,061,049
		4,899,160
	France - 5.9%
16,805	Arkema SA	1,916,132
13,032	Iliad SA	2,414,634
5,597	PPR	1,203,422
26,754	Safran SA	1,228,020
8,758	Societe BIC SA	1,178,824
9,751	Technip SA	1,057,027
9,909	Zodiac Aerospace	1,083,839
		10,081,898
	Germany - 11.0%
13,786	Continental AG	1,617,748
63,928	Freenet AG	1,376,698
18,773	Fuchs Petrolub AG	1,328,910
61,372	Gerry Weber International AG	2,984,032
16,395	Lanxess AG	1,384,233
13,549	MTU Aero Engines Holding AG	1,291,260
166,982	ProSiebenSat.1 Media AG (Preference)	5,709,596
6,670	Volkswagen AG (Preference)	1,649,159
67,877	Wirecard AG	1,545,124
		18,886,760
	Hong Kong - 3.0%
1,128,000	Galaxy Entertainment Group Ltd.(a)	5,083,309

	Italy - 0.7%
101,072	Pirelli & C. SpA	1,239,557

	Japan - 3.7%
103,000	Fuji Heavy Industries Ltd.	1,389,360
217,000	Isuzu Motors Ltd.	1,362,492
32,999	JGC Corp.	936,165
9,298	Oriental Land Co. Ltd.	1,238,918
80,100	Park24 Co. Ltd.	1,449,103
		6,376,038
	Netherlands - 2.2%
19,722	ASML Holding NV	1,480,415
32,347	Koninklijke Vopak NV	2,208,123
		3,688,538
	Norway - 2.6%
72,735	Petroleum Geo-Services ASA	1,287,439
30,114	Schibsted ASA	1,208,532
54,074	TGS Nopec Geophysical Co. ASA	2,015,014
		4,510,985
	Singapore - 11.3%
899,000	Capitaretail China Trust REIT	1,274,636
2,727,000	Ezion Holdings Ltd.	3,987,615
1,910,000	First Resources Ltd.	3,016,683
1,404,000	Fortune REIT	1,250,937
678,000	Frasers Centrepoint Trust REIT	1,062,627
51,000	Jardine Cycle & Carriage Ltd.	2,085,240
164,000	Keppel Corp. Ltd.	1,523,671
416,000	Keppel Land Ltd.	1,431,701
1,218,000	Mapletree Logistics Trust REIT	1,151,285
1,571,000	Technics Oil & Gas Ltd.	1,300,917
234,000	UOL Group Ltd.	1,181,532
		19,266,844
	Spain - 1.1%
63	Grifols SA, Class B(a)	1,668
12,894	Industria de Diseno Textil SA (Inditex)	1,806,238
		1,807,906
	Sweden - 6.4%
38,595	Atlas Copco AB, Class A	1,099,664
121,367	Boliden AB	2,243,051
66,108	Elekta AB, Class B	982,826
85,211	Hexagon AB, Class B	2,287,256
85,275	Lundin Petroleum AB(a)	2,188,463
91,961	Swedbank AB, Class A	2,167,835
		10,969,095
	Switzerland - 8.0%
1,804	Barry Callebaut AG	1,815,888
25,455	Cie Financiere Richemont SA	2,092,594
14,174	Dufry Group(a)	1,935,012
5,110	Geberit AG	1,194,298
4,515	Partners Group Holding AG	1,059,698
7,615	Schindler Holding AG	1,100,641
558	SGS SA	1,328,659
11,972	Sonova Holding AG	1,384,571
4,114	Syngenta AG	1,775,278
		13,686,639
	United Kingdom - 24.9%
184,499	Aberdeen Asset Management PLC	1,177,076
74,735	AMEC PLC	1,280,861

245,321	ARM Holdings PLC	$3,356,587
181,722	Ashtead Group PLC	1,308,024
140,615	Babcock International Group PLC	2,314,096
1,108,906	Booker Group PLC	1,849,536
103,085	Compass Group PLC	1,248,651
57,701	Croda International PLC	2,217,524
353,972	GKN PLC	1,351,381
150,439	Hargreaves Lansdown PLC	1,648,128
68,970	IMI PLC	1,279,377
279,563	Inchcape PLC	2,097,822
30,415	Intertek Group PLC	1,499,205
786,132	ITV PLC	1,430,835
101,179	John Wood Group PLC	1,292,938
585,195	Legal & General Group PLC	1,413,963
114,530	Mondi PLC	1,356,414
24,175	Next PLC	1,555,360
432,100	Old Mutual PLC	1,283,826
101,305	Rightmove PLC	2,691,890
107,975	Rolls-Royce Holdings PLC	1,619,447
25,434	SABMiller PLC	1,270,216
38,732	Spectris PLC	1,359,565
479,733	Sports Direct International PLC(a)	3,002,058
82,875	Travis Perkins PLC	1,589,869
		42,494,649
	Total Investments (Cost $156,106,639)(b)-100.0%	170,897,673
	Other assets less liabilities-0.0%	16,476
	Net Assets-100.0%	$170,914,149

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $156,138,326. The net unrealized appreciation was $14,759,347 which consisted of aggregate gross unrealized appreciation of $15,119,592 and aggregate gross unrealized depreciation of $360,245.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 3.0%
48,708	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$2,325,320
77,017	Cia de Bebidas DAS Americas ADR	3,624,420
147,433	Cosan Ltd., Class A	2,900,007
		8,849,747
	Chile - 2.4%
27,215	Administradora de Fondos de Pensiones Provida SA ADR	2,990,928
75,064	Sociedad Quimica y Minera de Chile SA ADR	4,266,638
		7,257,566
	China - 4.6%
2,217,000	Great Wall Motor Co. Ltd., Class H	9,018,935
728,000	Tong Ren Tang Technologies Co. Ltd., Class H	1,869,868
854,000	Zhuzhou CSR Times Electric Co. Ltd., Class H	2,736,368
		13,625,171
	India - 1.4%
45,679	HDFC Bank Ltd. ADR	1,837,209
88,398	Tata Motors Ltd. ADR	2,442,437
		4,279,646
	Indonesia - 14.0%
8,563,000	PT AKR Corporindo Tbk	3,406,737
82,928,000	PT Alam Sutera Realty Tbk	6,555,909
3,055,000	PT Bank Mandiri Persero Tbk	2,838,578
2,889,000	PT Bank Rakyat Indonesia (Persero) Tbk	2,358,065
54,398,000	PT Bhakti Investama Tbk	2,764,580
18,245,500	PT Global Mediacom Tbk	4,074,329
11,572,000	PT Holcim Indonesia Tbk	3,683,080
1,185,636	PT Indocement Tunggal Prakarsa Tbk	2,647,596
50,330,500	PT Kalbe Farma Tbk	5,632,469
18,317,000	PT Media Nusantara Citra Tbk	4,466,414
1,976,500	PT Semen Gresik (Persero) Tbk	3,196,086
		41,623,843
	Malaysia - 5.8%
411,000	AEON Co. Bhd	1,674,689
894,800	Axiata Group Bhd	1,814,368
1,999,900	BIMB Holdings Bhd	1,943,900
3,144,600	Dialog Group Bhd	2,337,955
949,600	DiGi.Com Bhd	1,503,712
606,400	Lafarge Malayan Cement Bhd	1,815,101
2,871,700	Malaysia Building Society	2,088,845
234,400	Petronas Dagangan Bhd	1,718,581
4,082,400	Supermax Corp. Bhd	2,522,758
		17,419,909
	Mexico - 12.3%
2,909,700	Alfa SAB de CV, Class A	7,020,402
838,700	Bolsa Mexicana de Valores SAB de CV	2,121,921
1,920,000	Cemex SAB de CV, Series CPO(a)	2,092,631
184,900	Coca-Cola Femsa SAB de CV, Series L	2,927,710
1,990,452	Controladora Comercial Mexicana SAB de CV	7,256,974
233,908	Fomento Economico Mexicano SAB de CV	2,529,143
155,300	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,856,152
444,500	Grupo Carso SAB de CV, Series A1	2,161,732
649,100	Grupo Mexico SAB de CV, Series B	2,416,097
56,185	Industrias Penoles SAB de CV	2,756,182
601,600	Mexichem SAB de CV	3,403,912
		36,542,856
	Panama - 0.9%
24,109	Copa Holdings SA, Class A	2,642,346

	Philippines - 9.0%
11,005,400	Energy Development Corp.	1,934,094
2,946,200	First Gen Corp.(a)	1,915,374
879,720	First Philippine Holdings Corp.	2,220,653
1,329,770	International Container Terminal Services, Inc.	2,485,658
809,540	Metropolitan Bank & Trust	2,097,223
4,938,800	Robinsons Land Corp.	2,597,771
1,035,280	Security Bank Corp.	4,420,011
96,280	SM Investments Corp.	2,252,883
3,232,750	Universal Robina Corp.	6,944,632
		26,868,299
	South Africa - 12.5%
182,757	Aspen Pharmacare Holdings Ltd.(a)	3,372,140
133,543	Assore Ltd.	6,652,372
411,858	AVI Ltd.	2,521,914
1,630	Capitec Bank Holdings Ltd.	35,034
250,745	Clicks Group Ltd.	1,684,143
1,173,417	Coronation Fund Managers Ltd.	5,777,008
638,096	EOH Holdings Ltd.	2,935,778
203,219	Invicta Holdings Ltd.	2,161,142
316,857	Mediclinic International Ltd.	2,009,009
340,918	Mr. Price Group Ltd.	4,705,528
230,590	Spar Group Ltd. (The)	3,036,623
321,325	Woolworths Holdings Ltd.	2,287,689
		37,178,380
	South Korea - 9.7%
5,463	Amorepacific Group, Inc.(a)	2,066,952
20,037	CJ Corp.	2,300,089
175,730	Daou Technology, Inc.(a)	2,703,104
39,250	Dongbu Insurance Co. Ltd.	1,683,289
106,780	Hyundai Greenfood Co. Ltd.(a)	1,613,087
37,051	Hyundai Motor Co.	2,541,690
23,225	Korea Gas Corp.(a)	1,422,603
3,318	LG Household & Health Care Ltd.	1,849,554
3,464	Orion Corp.(a)	3,235,198
318,360	SBS Media Holdings Co. Ltd.	1,695,698
19,107	SK C&C Co. Ltd.	1,816,080
2,120	Young Poong Corp.(a)	1,892,362
68,372	Youngone Holdings Co. Ltd.	4,219,389
		29,039,095
	Taiwan - 2.5%
606,000	Advantech Co. Ltd.	2,534,706
276,000	Hotai Motor Co. Ltd.	2,201,345

1,400,000	Yungtay Engineering Co. Ltd.	$2,735,847
		7,471,898
	Thailand - 13.0%
594,900	Airports of Thailand PCL	2,104,693
5,955,000	Asian Property Development PCL	1,887,148
1,659,700	Bangchak Petroleum PCL	2,003,662
627,419	Bangkok Dusit Medical Services PCL	2,798,348
787,100	Central Pattana PCL	2,250,177
2,581,600	Gunkul Engineering PCL	2,207,606
9,977,860	Home Product Center PCL	4,617,521
2,778,000	Krung Thai Bank PCL	2,133,340
1,834,300	Robinson Department Store PCL	4,305,868
3,803,200	SC Asset Corp. PCL	3,858,041
5,828,800	Sino Thai Engineering & Construction PCL	5,473,052
964,800	Tisco Financial Group PCL	1,674,326
2,883,300	Toyo-Thai Corp. PCL	3,432,500
		38,746,282
	Turkey - 8.9%
981,514	Aselsan Elektronik Sanayi Ve Ticaret AS	4,552,984
45,656	BIM Birlesik Magazalar AS	2,212,594
215,450	Ford Otomotiv Sanayi AS	2,449,548
27,491	Konya Cimento Sanayii AS	5,329,106
73,291	Koza Altin Isletmeleri AS	1,804,048
685,690	Koza Anadolu Metal Madencilik Isletmeleri AS(a)	1,964,571
62,587	Tupras Turkiye Petrol Rafinerileri AS	1,725,581
488,342	Turk Hava Yollari AO(a)	1,815,563
171,173	Turk Traktor VE Ziraat Makineleri AS	4,816,704
		26,670,699
	Total Investments (Cost $272,353,607)(b)-100.0%	298,215,737
	Other assets less liabilities-0.0%	100,772
	Net Assets-100.0%	$298,316,509

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $272,675,113. The net unrealized appreciation was $25,540,624 which consisted of aggregate gross unrealized appreciation of $31,167,906 and aggregate gross unrealized depreciation of $5,627,282.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Australia - 0.7%
34,049	Leighton Holdings Ltd.	$734,446

	Brazil - 9.6%
157,909	Cia Siderurgica Nacional SA ADR(a)	857,446
186,369	Gerdau SA ADR	1,645,638
96,400	Iochpe-Maxion SA	1,264,850
297,900	Magnesita Refratarios SA	1,201,065
230,400	MMX Mineracao e Metalicos SA(a)	392,648
245,200	Paranapanema SA(a)	640,982
204,923	Vale SA ADR	4,133,297
44,700	WEG SA	567,626
		10,703,552
	Cayman Islands - 1.0%
4,477,492	Lonking Holdings Ltd.	1,166,209

	Chile - 4.3%
504,496	Besalco SA	937,801
64,772	CAP SA	2,397,629
592,272	Salfacorp SA	1,457,900
		4,793,330
	China - 19.8%
1,773,327	Angang Steel Co. Ltd., H-Shares(a)	1,312,475
1,016,687	Anhui Conch Cement Co. Ltd., H-Shares	3,991,763
1,914,050	BBMG Corp., H-Shares	1,786,825
922,000	China Communications Construction Co. Ltd., H-Shares	935,612
2,143,999	China Molybdenum Co. Ltd., H-Shares	1,191,495
602,000	China National Building Material Co. Ltd., H-Shares	960,965
1,512,477	China Railway Construction Corp. Ltd., H-Shares	1,634,267
3,356,088	China Railway Group Ltd., H-Shares	1,912,695
555,904	Dongfang Electric Corp. Ltd., H-Shares	1,076,614
653,958	First Tractor Co. Ltd., H-Shares(a)	667,829
595,414	Harbin Electric Co. Ltd., H-Shares	538,947
2,668,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(a)	863,507
1,218,516	Jiangxi Copper Co. Ltd., H-Shares	3,307,300
4,460,000	Metallurgical Corp. of China Ltd., H-Shares(a)	937,373
2,474,454	Shanghai Electric Group Co. Ltd., H-Shares	1,024,176
		22,141,843
	Egypt - 0.6%
18,712	Orascom Construction Industries(a)	721,345

	France - 2.0%
44,305	Alstom SA	1,965,962
13,569	Areva SA(a)	271,858
		2,237,820
	India - 2.1%
30,739	Larsen & Toubro Ltd. GDR	895,734
62,658	Mahindra & Mahindra Ltd. GDR	1,040,123
42,004	Sterlite Industries (India) Ltd. ADR	356,614
		2,292,471
	Indonesia - 5.5%
2,927,131	PT Aneka Tambang (Persero) Tbk	408,716
1,276,851	PT Holcim Indonesia Tbk	406,390
376,136	PT Indocement Tunggal Prakarsa Tbk	839,934
605,737	PT Semen Indonesia (Persero) Tbk	979,503
6,923,000	PT Surya Semesta Internusa Tbk	987,985
1,346,500	PT Tower Bersama Infrastructure Tbk(a)	815,642
310,500	PT United Tractors Tbk	629,607
1,829,497	PT Vale Indonesia Tbk	516,542
3,373,000	PT Wijaya Karya Persero Tbk	571,401
		6,155,720
	Malaysia - 5.6%
2,297,959	Dialog Group Bhd	1,708,492
1,149,084	Gamuda Bhd	1,375,794
858,507	IJM Corp. Bhd	1,392,622
253,324	Lafarge Malayan Cement Bhd	758,260
350,682	Malaysia Marine and Heavy Engineering Holdings Bhd	475,176
818,180	WCT Bhd	581,969
		6,292,313
	Mexico - 6.3%
237,935	Cemex SAB de CV ADR(a)	2,581,595
928,587	Empresas ICA SAB de CV(a)	2,784,858
98,200	Grupo Carso SAB de CV, Series A1	477,575
170,400	Promotora y Operadora de Infraestructura SAB de CV(a)	1,217,713
		7,061,741
	Russia - 5.2%
197,128	LSR Group OJSC GDR	988,597
54,820	Magnitogorsk Iron & Steel Works GDR	248,335
120,457	Mechel ADR(b)	813,085
152,789	MMC Norilsk Nickel OJSC ADR	3,038,973
14,268	Novolipetsk Steel OJSC GDR	302,481
38,071	Severstal OAO GDR	473,984
		5,865,455
	Singapore - 1.5%
918,251	Hyflux Ltd.	997,776
168,000	SembCorp Marine Ltd.	641,978
		1,639,754
	South Africa - 9.7%
84,865	African Rainbow Minerals Ltd.	1,914,252
25,710	Assore Ltd.	1,280,730
283,730	Aveng Ltd.	992,546
610,728	Murray & Roberts Holdings Ltd.(a)	1,739,927
494,177	PPC Ltd.	1,811,712
142,258	Reunert Ltd.	1,187,985
108,004	Wilson Bayly Holmes-Ovcon Ltd.	1,873,988
		10,801,140
	Sweden - 3.4%
134,753	Atlas Copco AB, Class A	3,839,437

	Switzerland - 3.7%
191,984	ABB Ltd.(a)	4,130,473

	Taiwan - 12.5%
1,984,337	Asia Cement Corp.	2,523,559

2,244,200	BES Engineering Corp.	$616,411
2,481,661	China Steel Corp.	2,340,753
964,959	CTCI Corp.	1,846,483
2,110,360	Goldsun Development & Construction Co. Ltd.	818,371
112,000	King Slide Works Co. Ltd.	733,985
2,773,573	Taiwan Cement Corp.	3,748,008
1,382,076	Tung Ho Steel Enterprise Corp.	1,394,878
		14,022,448
	Turkey - 1.1%
296,392	Tekfen Holding AS	1,213,133

	United Kingdom - 0.3%
69,770	Evraz PLC	319,129

	United States - 5.3%
43,969	Caterpillar, Inc.	4,326,110
23,137	Pall Corp.	1,580,257
		5,906,367
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $110,333,793)-100.2%	112,038,126

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.5%
556,310	Invesco Liquid Assets Portfolio - Institutional Class (Cost $556,310)(c)(d)	556,310

	Total Investments (Cost $110,890,103)(e)-100.7%	112,594,436
	Liabilities in excess of other assets-(0.7)%	(778,164)
	Net Assets-100.0%	$111,816,272

Investment Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $112,176,782. The net unrealized appreciation was $417,654 which consisted of aggregate gross unrealized appreciation of $14,129,300 and aggregate gross unrealized depreciation of $13,711,646.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 43.5%
11,500	AGL Energy Ltd.	$184,724
35,531	Amcor Ltd.	311,309
94,494	AMP Ltd.	524,350
151,894	Arrium Ltd.	151,304
29,689	Asciano Ltd.	149,571
3,018	ASX Ltd.	110,177
77,562	Australia & New Zealand Banking Group Ltd.	2,150,349
13,323	Bendigo & Adelaide Bank Ltd.	128,126
64,454	BHP Billiton Ltd.	2,519,733
96,066	BlueScope Steel Ltd.(a)	339,683
31,281	Boral Ltd.	160,202
32,552	Brambles Ltd.	275,362
9,751	Caltex Australia Ltd.	197,517
50,644	CFS Retail Property Trust Group REIT	105,648
12,019	Coca-Cola Amatil Ltd.	173,504
41,598	Commonwealth Bank of Australia	2,796,407
10,420	Computershare Ltd.	113,794
11,698	Crown Ltd.	141,416
6,347	CSL Ltd.	363,716
51,286	CSR Ltd.	108,058
156,510	Dexus Property Group REIT	170,594
24,111	Downer EDI Ltd.(a)	113,170
141,011	Goodman Fielder Ltd.(a)	97,809
34,726	Goodman Group REIT	162,994
57,561	GPT Group REIT	227,548
656,750	GPT Group-In Specie REIT(a)	—
43,120	Incitec Pivot Ltd.	145,273
82,012	Insurance Australia Group Ltd.	429,424
5,089	Leighton Holdings Ltd.	109,771
27,222	Lend Lease Group	294,161
19,800	Macquarie Group Ltd.	795,117
41,797	Metcash Ltd.	166,102
133,225	Mirvac Group REIT	220,947
86,950	National Australia Bank Ltd.	2,481,365
4,131	Newcrest Mining Ltd.	100,827
12,808	Oil Search Ltd.	97,523
8,164	Orica Ltd.	218,251
22,424	Origin Energy Ltd.	294,472
8,874	OZ Minerals Ltd.	64,237
103,376	Qantas Airways Ltd.(a)	164,974
58,642	QBE Insurance Group Ltd.	729,105
10,341	Rio Tinto Ltd.	715,771
17,463	Santos Ltd.	217,849
7,057	Shopping Centres Australasia Property Group REIT(a)	11,998
9,285	Sims Metal Management Ltd.	91,036
9,879	Sonic Healthcare Ltd.	140,860
96,351	Stockland REIT	346,721
75,786	Suncorp Group Ltd.	837,915
42,320	Sydney Airport	139,930
91,320	TABCORP Holdings Ltd.	290,516
61,846	Tatts Group Ltd.	210,298
193,162	Telstra Corp. Ltd.	926,797
26,755	Toll Holdings Ltd.	147,069
22,046	Transurban Group	140,270
28,818	Wesfarmers Ltd.	1,130,204
4,307	Wesfarmers Ltd. PPS	174,171
77,951	Westfield Group REIT	909,010
87,950	Westpac Banking Corp.	2,572,284
10,848	Woodside Petroleum Ltd.	401,343
34,845	Woolworths Ltd.	1,135,420
4,137	WorleyParsons Ltd.	108,870
		28,736,946
	Cayman Islands - 0.2%
62,000	Belle International Holdings Ltd.	137,822

	Hong Kong - 15.9%
123,600	AIA Group Ltd.	491,659
56,262	Bank of East Asia Ltd. (The)	231,417
119,432	BOC Hong Kong (Holdings) Ltd.	411,941
77,904	Cathay Pacific Airways Ltd.	151,278
41,673	Cheung Kong (Holdings) Ltd.	683,490
22,060	China Ocean Resources Co. Ltd.(a)	54,698
53,845	CLP Holdings Ltd.	457,879
138,179	Esprit Holdings Ltd.	192,066
84,000	First Pacific Co. Ltd.	108,094
308,000	GOME Electrical Appliances Holding Ltd.(a)	36,934
19,799	Hang Lung Group Ltd.	120,114
41,427	Hang Lung Properties Ltd.	156,243
23,960	Hang Seng Bank Ltd.	392,356
33,580	Henderson Land Development Co. Ltd.	241,604
77,360	Hong Kong & China Gas Co. Ltd.	219,447
7,000	Hong Kong Exchanges & Clearing Ltd.	132,770
60,000	Hongkong Land Holdings Ltd.	469,800
114,948	Hutchison Whampoa Ltd.	1,285,022
6,041	Jardine Matheson Holdings Ltd.	391,517
4,500	Jardine Strategic Holdings Ltd.	172,170
21,390	Kerry Properties Ltd.	115,562
32,000	Kingboard Chemical Holdings Ltd.	105,628
109,334	Li & Fung Ltd.	153,664
52,000	Link (The) REIT	270,208
36,694	MTR Corp. Ltd.	151,403
161,602	New World Development Co. Ltd.	297,137
291,049	Noble Group Ltd.	286,864
23,939	Orient Overseas International Ltd.	167,763
184,000	Pacific Basin Shipping Ltd.	107,000
451,029	PCCW Ltd.	199,475
33,684	Power Assets Holdings Ltd.	291,866
69,684	Sino Land Co. Ltd.	130,284
45,888	Sun Hung Kai Properties Ltd.	753,213
37,020	Swire Pacific Ltd., Class A	475,191
41,236	Wharf Holdings Ltd. (The)	364,214
32,000	Wheelock & Co. Ltd.	180,311
27,736	Yue Yuen Industrial (Holdings) Ltd.	92,984
		10,543,266
	New Zealand - 0.8%
28,252	Fletcher Building Ltd.	226,020
154,573	Telecom Corp. of New Zealand Ltd.	314,996
		541,016
	Singapore - 6.9%
94,000	CapitaLand Ltd.	303,765

14,000	City Developments Ltd.	$132,218
81,000	ComfortDelGro Corp. Ltd.	126,297
52,000	DBS Group Holdings Ltd.	628,470
35,000	Fraser & Neave Ltd.	270,036
222,000	Golden Agri-Resources Ltd.	113,888
3,000	Jardine Cycle & Carriage Ltd.	122,661
30,000	Keppel Corp. Ltd.	278,720
61,000	Oversea-Chinese Banking Corp. Ltd.	481,968
26,000	SembCorp Industries Ltd.	115,107
36,000	Singapore Airlines Ltd.	319,632
50,000	Singapore Press Holdings Ltd.	165,616
38,000	Singapore Technologies Engineering Ltd.	120,343
243,000	Singapore Telecommunications Ltd.	687,106
34,000	United Overseas Bank Ltd.	517,773
55,000	Wilmar International Ltd.	169,737
		4,553,337
	South Korea - 32.7%
1,230	Cheil Industries, Inc.	98,610
1,201	CJ Corp.	137,865
1,420	Daelim Industrial Co. Ltd.	120,884
2,610	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	71,426
3,183	Dongbu Insurance Co. Ltd.	136,507
5,000	Dongkuk Steel Mill Co. Ltd.	59,921
1,953	Doosan Corp.	230,466
1,827	Doosan Heavy Industries & Construction Co. Ltd.	78,102
1,426	GS Engineering & Construction Corp.	72,942
4,238	GS Holdings	276,326
11,030	Hana Financial Group, Inc.	395,041
2,000	Hankook Tire Co. Ltd.(a)	82,099
479	Hankook Tire Worldwide Co. Ltd.(a)	7,434
11,867	Hanwha Corp.(a)	364,535
14,090	Hanwha Life Insurance Co. Ltd.	96,010
2,998	Hyosung Corp.(a)	175,653
598	Hyundai Department Store Co. Ltd.(a)	88,690
4,200	Hyundai Development Co.(a)	90,061
1,668	Hyundai Engineering & Construction Co. Ltd.(a)	105,081
1,835	Hyundai Heavy Industries Co. Ltd.	362,307
3,050	Hyundai Marine & Fire Insurance Co. Ltd.	93,831
780	Hyundai Mipo Dockyard Co. Ltd.	83,807
1,164	Hyundai Mobis(a)	304,649
6,269	Hyundai Motor Co.	1,180,196
1,298	Hyundai Steel Co.	98,817
9,320	Industrial Bank of Korea(a)	105,274
3,900	Kangwon Land, Inc.(a)	111,922
14,638	KB Financial Group, Inc.	522,918
5,606	Kia Motors Corp.	266,162
23,900	Korea Electric Power Corp.(a)	711,123
23,490	Korea Exchange Bank(a)	163,514
2,898	Korea Gas Corp.(a)	177,511
215	Korea Zinc Co. Ltd.(a)	75,818
2,321	Korean Air Lines Co. Ltd.(a)	96,875
13,000	KT Corp.	436,945
2,090	KT&G Corp.	145,677
605	Kumho Petro Chemical Co. Ltd.(a)	66,116
825	LG Chem Ltd.	230,698
9,161	LG Corp.	539,266
16,450	LG Display Co. Ltd.(a)	442,625
9,630	LG Electronics, Inc.	637,622
2,278	LG International Corp.	94,139
15,500	LG Uplus Corp.(a)	115,867
295	Lotte Chemical Corp.(a)	68,405
366	Lotte Shopping Co. Ltd.	125,201
2,370	LS Corp.	199,146
1,889	Neo Holdings Co. Ltd.(a)	—
423	OCI Co. Ltd.(a)	65,066
4,007	POSCO	1,311,840
5,165	Samsung C&T Corp.	300,720
1,262	Samsung Electro-Mechanics Co. Ltd.	106,275
3,382	Samsung Electronics Co. Ltd.	4,497,221
1,538	Samsung Fire & Marine Insurance Co. Ltd.	311,435
6,110	Samsung Heavy Industries Co. Ltd.	214,622
2,269	Samsung Life Insurance Co. Ltd.	218,789
1,026	Samsung SDI Co. Ltd.	134,265
1,821	Samsung Securities Co. Ltd.	94,317
21,269	Shinhan Financial Group Co. Ltd.	799,840
889	Shinsegae Co. Ltd.	179,608
3,416	SK C&C Co. Ltd.	324,684
6,308	SK Holdings Co. Ltd.	996,374
10,300	SK Hynix, Inc.(a)	230,796
3,115	SK Innovation Co. Ltd.	490,596
2,827	SK Telecom Co. Ltd.	434,853
3,234	S-Oil Corp.	290,753
12,110	STX Corp. Co. Ltd.(a)	89,525
6,180	STX Offshore & Shipbuilding Co. Ltd.(a)	39,557
27,830	Woori Finance Holdings Co. Ltd.(a)	327,134
		21,602,354
	Total Investments (Cost $57,047,403)(b)-100.0%	66,114,741
	Other assets less liabilities-0.0%	18,243
	Net Assets-100.0%	$66,132,984

Investment Abbreviations:

PPS - Price Protected Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $57,792,403. The net unrealized appreciation was $8,322,338 which consisted of aggregate gross unrealized appreciation of $12,240,370 and aggregate gross unrealized depreciation of $3,918,032.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 5.4%
11,356	AGL Energy Ltd.	$182,411
33,462	Amcor Ltd.	293,181
88,589	AMP Ltd.	491,583
141,782	Arrium Ltd.	141,231
27,693	Asciano Ltd.	139,515
3,107	ASX Ltd.	113,426
71,910	Australia & New Zealand Banking Group Ltd.	1,993,652
14,162	Bendigo & Adelaide Bank Ltd.	136,195
60,192	BHP Billiton Ltd.	2,353,116
88,672	BlueScope Steel Ltd.(a)	313,539
29,801	Boral Ltd.	152,622
30,356	Brambles Ltd.	256,786
9,559	Caltex Australia Ltd.	193,627
53,496	CFS Retail Property Trust REIT	111,598
11,038	Coca-Cola Amatil Ltd.	159,343
38,636	Commonwealth Bank of Australia	2,597,288
10,276	Computershare Ltd.	112,221
10,923	Crown Ltd.	132,048
5,939	CSL Ltd.	340,335
47,872	CSR Ltd.	100,864
143,411	Dexus Property Group REIT	156,316
22,515	Downer EDI Ltd.(a)	105,679
131,622	Goodman Fielder Ltd.(a)	91,297
32,821	Goodman Group REIT	154,053
53,938	GPT Group REIT	213,226
231,466	GPT Group-In Specie REIT(a)	—
40,254	Incitec Pivot Ltd.	135,618
76,887	Insurance Australia Group Ltd.	402,589
5,037	Leighton Holdings Ltd.	108,649
25,203	Lend Lease Group	272,344
18,543	Macquarie Group Ltd.	744,639
39,000	Metcash Ltd.	154,987
124,883	Mirvac Group REIT	207,112
80,526	National Australia Bank Ltd.	2,298,038
3,751	Newcrest Mining Ltd.	91,552
11,960	Oil Search Ltd.	91,067
7,628	Orica Ltd.	203,922
21,138	Origin Energy Ltd.	277,584
8,264	OZ Minerals Ltd.	59,821
96,498	Qantas Airways Ltd.(a)	153,998
54,279	QBE Insurance Group Ltd.	674,859
9,504	Rio Tinto Ltd.	657,836
16,473	Santos Ltd.	205,499
6,458	Shopping Centres Australasia Property Group REIT(a)	10,980
9,249	Sims Metal Management Ltd.	90,683
9,235	Sonic Healthcare Ltd.	131,677
90,582	Stockland REIT	325,961
72,027	Suncorp Group Ltd.	796,354
42,691	Sydney Airport	141,156
86,072	TABCORP Holdings Ltd.	273,821
57,976	Tatts Group Ltd.	197,138
178,775	Telstra Corp. Ltd.	857,768
27,007	Toll Holdings Ltd.	148,454
20,587	Transurban Group	130,987
26,731	Wesfarmers Ltd.	1,048,354
4,084	Wesfarmers Ltd. PPS	165,153
72,168	Westfield Group REIT	841,573
81,544	Westpac Banking Corp.	2,384,927
10,192	Woodside Petroleum Ltd.	377,073
32,388	Woolworths Ltd.	1,055,359
3,861	WorleyParsons Ltd.	101,607
		26,854,291
	Austria - 0.5%
23,250	Erste Group Bank AG(a)	782,203
6,221	Immoeast AG(a)	—
58,435	Immofinanz AG(a)	256,044
11,345	OMV AG	467,535
4,091	Raiffeisen Bank International AG	183,558
24,573	Telekom Austria AG	181,887
2,039	Vienna Insurance Group AG Wiener Versicherung Gruppe	107,900
11,853	Voestalpine AG	433,927
9,430	Wienerberger AG	96,284
		2,509,338
	Belgium - 1.0%
30,986	Ageas	1,022,277
12,570	Anheuser-Busch InBev NV	1,090,294
2,817	Bekaert SA NV	84,831
10,006	Belgacom SA	305,326
2,174	Colruyt SA	105,365
9,527	Delhaize Group SA	451,519
347,600	Dexia SA(a)(b)	18,873
1,801	D’ieteren SA	79,672
3,065	Groupe Bruxelles Lambert SA	255,866
17,991	KBC Groep NV	709,063
1,678	Solvay SA	263,760
4,671	UCB SA	269,563
3,898	Umicore SA	202,915
		4,859,324
	Bermuda - 0.1%
17,651	Catlin Group Ltd.	146,220
23,173	Frontline Ltd.(a)	80,849
6,668	Lancashire Holdings Ltd.	86,583
5,788	Seadrill Ltd.	228,689
		542,341
	Canada - 6.5%
2,406	Agnico-Eagle Mines Ltd.	109,912
2,935	Agrium, Inc.	332,478
5,625	Alimentation Couche Tard, Inc., Class B	274,028
8,493	ARC Resources Ltd.	199,560
1,795	ATCO Ltd., Class I	150,415
18,896	Bank of Montreal(b)	1,191,629
27,121	Bank of Nova Scotia	1,592,478
13,784	Barrick Gold Corp.	438,284
1,795	Baytex Energy Corp.	82,414
9,383	BCE, Inc.	416,239
10,960	Bombardier, Inc., Class A	43,891
64,921	Bombardier, Inc., Class B	254,133

4,875	Bonavista Energy Corp.	$65,791
20,110	Brookfield Asset Management, Inc., Class A	741,101
13,107	Brookfield Office Properties, Inc.	215,596
6,419	Cameco Corp.	138,167
11,036	Canadian Imperial Bank of Commerce	919,252
7,559	Canadian National Railway Co.	724,456
20,847	Canadian Natural Resources Ltd.	628,635
20,480	Canadian Oil Sands Ltd.	430,370
3,127	Canadian Pacific Railway Ltd.	360,489
3,577	Canadian Tire Corp. Ltd., Class A	248,601
2,297	Canadian Utilities Ltd., Class A	175,348
14,163	Celestica, Inc.(a)	110,457
15,732	Cenovus Energy, Inc.	521,486
4,988	CGI Group, Inc., Class A(a)	133,633
6,592	CI Financial Corp.(b)	176,341
3,825	Crescent Point Energy Corp.	147,738
3,306	Emera, Inc.	117,631
1,959	Empire Co. Ltd., Class A	118,028
12,734	Enbridge, Inc.	559,029
56,875	Encana Corp.	1,097,813
9,488	Enerplus Corp.(b)	127,191
769	Fairfax Financial Holdings Ltd.	275,619
4,106	Finning International, Inc.	104,988
5,019	First Quantum Minerals Ltd.	101,048
6,013	Fortis, Inc.	208,530
3,608	George Weston Ltd.	259,569
9,506	Goldcorp, Inc.	334,330
12,637	Great-West Lifeco, Inc.	327,675
3,748	H&R REIT	88,742
11,345	Husky Energy, Inc.	353,236
3,581	IGM Financial, Inc.	155,953
6,470	Imperial Oil Ltd.	283,712
4,229	Industrial Alliance Insurance & Financial Services, Inc.	147,550
3,059	Intact Financial Corp.	201,085
26,625	Kinross Gold Corp.	218,043
6,572	Loblaw Cos. Ltd.	263,577
9,946	Magna International, Inc.	519,082
97,157	Manulife Financial Corp.	1,400,672
2,570	Methanex Corp.	92,292
3,954	Metro, Inc.	245,114
4,532	National Bank of Canada	359,892
18,780	Nexen, Inc.	501,627
8,123	Onex Corp.	353,432
3,588	Pembina Pipeline Corp.	103,956
20,434	Pengrowth Energy Corp.(b)	93,082
23,263	Penn West Petroleum Ltd.	234,994
7,481	Potash Corp. of Saskatchewan, Inc.	317,335
26,412	Power Corp. of Canada(b)	693,584
14,191	Power Financial Corp.(b)	406,188
11,061	Precision Drilling Corp.	101,214
2,449	Quebecor, Inc., Class B	103,075
40,496	Research In Motion Ltd.(a)(b)	523,811
4,528	RioCan REIT	121,853
3,637	Rogers Communications, Inc., Class B	168,769
36,420	Royal Bank of Canada	2,265,015
2,710	Saputo, Inc.	134,571
11,362	Shaw Communications, Inc., Class B(b)	265,494
16,847	Sherritt International Corp.	99,174
6,464	Shoppers Drug Mart Corp.	267,918
2,831	Sino-Forest Corp.(a)	—
3,457	SNC-Lavalin Group, Inc.	154,187
35,544	Sun Life Financial, Inc.	1,035,521
30,094	Suncor Energy, Inc.	1,021,361
11,351	Superior Plus Corp.	123,414
37,178	Talisman Energy, Inc.	463,771
14,552	Teck Resources Ltd., Class B	529,574
1,097	TELUS Corp.	74,012
1,426	TELUS Corp. NVTG	95,823
14,887	Thomson Reuters Corp.	455,321
1,572	Tim Hortons, Inc.	78,706
19,201	Toronto-Dominion Bank (The)	1,601,093
8,991	TransAlta Corp.	144,382
17,744	TransCanada Corp.	838,659
3,867	Valeant Pharmaceuticals International, Inc.(a)	256,058
2,459	Vermilion Energy, Inc.	125,947
8,487	Yamana Gold, Inc.	138,497
		32,674,741
	Cayman Islands - 0.0%
36,000	Belle International Holdings Ltd.	80,026

	Cyprus - 0.0%
269,653	Bank of Cyprus PLC(a)	90,409
250,633	Cyprus Popular Bank PCL(a)	15,309
		105,718
	Denmark - 0.7%
22	A P Moeller - Maersk A/S, Class A	166,341
102	A P Moeller - Maersk A/S, Class B	814,271
3,846	Carlsberg A/S, Class B	411,423
48,357	Danske Bank A/S(a)	927,261
4,782	DSV A/S	122,668
1,175	FLSmidth & Co. A/S	72,916
2,978	Jyske Bank A/S(a)	96,979
3,375	Novo Nordisk A/S, Class B	620,764
20,940	Vestas Wind Systems A/S(a)(b)	126,402
		3,359,025
	Finland - 1.0%
6,305	Elisa Oyj	149,943
16,456	Fortum Oyj	308,479
4,857	Kesko Oyj, Class B	159,284
2,448	Kone Oyj, Class B	201,867
5,396	Metso Oyj	241,490
13,373	Neste Oil Oyj	213,292
398,121	Nokia Oyj(b)	1,557,459
2,424	Nokian Renkaat Oyj	104,271
81,705	Outokumpu Oyj(a)	84,510
7,732	Pohjola Bank PLC, Class A	132,347
11,728	Rautaruukki Oyj	84,374
20,935	Sampo Oyj, Class A	751,634
38,317	Stora Enso Oyj, Class R	273,320
35,720	UPM-Kymmene Oyj	436,134
6,397	Wartsila Oyj Abp	304,349
5,408	YIT Oyj	118,921
		5,121,674
	France - 11.7%
10,833	Accor SA	422,760
52,495	Air France-KLM(a)	571,407
7,063	Air Liquide SA	902,549
148,967	Alcatel-Lucent(a)	249,322
13,253	Alstom SA	588,080
1,805	Arkema SA	205,809
1,659	Atos	121,334
211,386	AXA SA	3,913,796
77,196	BNP Paribas SA	4,842,151

24,438	Bouygues SA	$693,629
7,305	Cap Gemini	352,060
71,786	Carrefour SA	2,044,338
2,983	Casino Guichard Perrachon SA	292,144
2,187	Christian Dior SA	382,063
32,173	Cie de Saint-Gobain	1,326,307
6,044	Cie Generale de Geophysique-Veritas(a)	175,527
6,722	Cie Generale des Etablissements Michelin	625,298
11,168	CNP Assurances	184,718
158,875	Credit Agricole SA(a)	1,569,981
13,395	DANONE SA	928,028
19,951	EDF SA	383,067
7,472	Eiffage SA	335,260
536	Eramet	76,031
2,792	Essilor International SA	284,580
2,191	Eurazeo	115,632
2,306	Eutelsat Communications SA	79,224
3,879	Faurecia	68,397
1,391	Fonciere des Regions REIT	117,461
200,289	France Telecom SA	2,273,395
111,762	GDF Suez	2,292,272
10,547	Groupe Eurotunnel SA	89,693
1,000	ICADE REIT	88,231
1,427	Imerys SA	94,294
2,984	Klepierre REIT	117,666
17,260	Lafarge SA	1,054,995
10,521	Lagardere SCA	380,308
6,854	Legrand SA	310,973
5,109	L’Oreal SA	758,684
5,303	LVMH Moet Hennessy Louis Vuitton SA	999,482
5,541	Metropole Television SA	92,776
60,623	Natixis	240,368
1,517	Neopost SA	86,485
2,451	Nexans SA	127,124
23,698	PagesJaunes Groupe(a)(b)	91,678
4,921	Pernod-Ricard SA	615,874
58,694	Peugeot SA(a)	457,631
3,205	PPR	689,114
3,496	Publicis Groupe SA	228,993
2,465	Rallye SA	87,096
19,045	Renault SA	1,148,202
4,008	Rexel SA	85,225
5,918	Safran SA	271,639
49,383	Sanofi	4,816,951
16,046	Schneider Electric SA	1,221,904
10,257	SCOR SE	295,164
74,215	Societe Generale SA(a)	3,352,103
9,366	Societe Television Francaise 1	113,149
3,713	Sodexo	330,525
39,621	STMicroelectronics NV	340,975
26,234	Suez Environnement Co.	347,233
40,922	Technicolor SA(a)	141,646
2,422	Technip SA	262,549
4,015	Thales SA	144,506
127,318	Total SA	6,900,756
2,406	Unibail-Rodamco SE REIT	568,430
4,238	Valeo SA	228,381
5,569	Vallourec SA	302,714
88,142	Veolia Environnement	1,136,138
26,286	Vinci SA	1,338,914
98,150	Vivendi SA	2,103,682
1,190	Wendel SA	129,095
890	Zodiac Aerospace	97,348
		58,705,314
	Germany - 9.2%
4,518	Adidas AG	419,785
31,380	Allianz SE	4,487,403
2,817	Aurubis AG	211,341
31,103	BASF SE	3,152,084
23,802	Bayer AG	2,348,204
11,095	Bayerische Motoren Werke AG	1,116,724
1,528	Beiersdorf AG	134,091
1,554	Bilfinger Berger SE	157,277
1,640	Brenntag AG	233,633
27,567	Celesio AG	500,672
234,664	Commerzbank AG(a)	514,112
2,811	Continental AG	329,863
54,375	Daimler AG	3,164,543
60,323	Deutsche Bank AG	3,128,726
5,553	Deutsche Boerse AG	365,236
28,014	Deutsche Lufthansa AG	556,133
65,095	Deutsche Post AG	1,528,184
278,888	Deutsche Telekom AG	3,427,503
156,410	E.ON AG	2,718,640
6,026	Freenet AG	129,771
3,995	Fresenius Medical Care AG & Co. KGaA	281,606
3,742	Fresenius SE & Co. KGaA	455,367
4,400	GEA Group AG	159,467
3,567	Hannover Rueckversicherung AG	287,896
10,285	HeidelbergCement AG	647,644
2,833	Henkel AG & Co. KGaA	210,234
3,886	Henkel AG & Co. KGaA (Preference)	343,024
4,157	Hochtief AG(a)	271,019
16,448	Infineon Technologies AG	148,360
4,725	K+S AG	213,256
2,535	Lanxess AG	214,031
2,952	Linde AG	538,546
2,301	MAN SE	277,356
1,420	Merck KGaA	197,473
17,464	Metro AG	538,947
12,902	Muenchener Rueckversicherungs-Gesellschaft AG	2,370,407
3,222	Porsche Automobil Holding SE (Preference)	280,344
3,312	ProSiebenSat.1 Media AG (Preference)	113,247
51,228	RWE AG	1,926,518
3,604	Salzgitter AG	167,896
9,429	SAP AG	772,287
28,142	Siemens AG	3,088,082
2,836	Symrise AG	100,301
32,536	ThyssenKrupp AG(a)	790,100
46,719	TUI AG(a)	507,267
1,314	Volkswagen AG	303,305
7,700	Volkswagen AG (Preference)	1,903,827
1,506	Wincor Nixdorf AG	78,642
		45,810,374
	Greece - 0.3%
159,757	Alpha Bank AE(a)	275,405
6,266	Coca-Cola Hellenic Bottling Co. SA(a)	162,880
88,546	Eurobank Ergasias SA(a)	73,558
41,030	Hellenic Telecommunications Organization SA(a)	345,303
163,680	National Bank of Greece SA(a)	259,949
35,369	OPAP SA	305,823
171,345	Piraeus Bank SA(a)	65,356

26,377	Public Power Corp. SA(a)	$245,258
		1,733,532
	Hong Kong - 1.8%
109,800	AIA Group Ltd.	436,765
53,095	Bank of East Asia Ltd. (The)	218,391
118,242	BOC Hong Kong (Holdings) Ltd.	407,836
94,085	Cathay Pacific Airways Ltd.	182,699
24,435	Cheung Kong (Holdings) Ltd.	400,765
21,730	China Ocean Resources Co. Ltd.(a)	53,880
55,710	CLP Holdings Ltd.	473,738
119,016	Esprit Holdings Ltd.	165,430
50,000	First Pacific Co. Ltd.	64,341
276,000	GOME Electrical Appliances Holdings Ltd.(a)	33,097
10,072	Hang Lung Group Ltd.	61,103
23,607	Hang Lung Properties Ltd.	89,034
23,769	Hang Seng Bank Ltd.	389,229
19,863	Henderson Land Development Co. Ltd.	142,912
93,987	Hong Kong & China Gas Co. Ltd.	266,613
3,500	Hong Kong Exchanges & Clearing Ltd.	66,385
35,000	Hongkong Land Holdings Ltd.	274,050
115,856	Hutchison Whampoa Ltd.	1,295,173
3,600	Jardine Matheson Holdings Ltd.	233,316
2,500	Jardine Strategic Holdings Ltd.	95,650
9,987	Kerry Properties Ltd.	53,956
18,000	Kingboard Chemical Holdings Ltd.	59,416
55,962	Li & Fung Ltd.	78,652
55,000	Link (The) REIT	285,797
46,375	MTR Corp. Ltd.	191,348
143,928	New World Development Co. Ltd.	264,640
267,509	Noble Group Ltd.	263,662
13,664	Orient Overseas International Ltd.	95,756
161,000	Pacific Basin Shipping Ltd.	93,625
479,320	PCCW Ltd.	211,987
44,554	Power Assets Holdings Ltd.	386,052
41,685	Sino Land Co. Ltd.	77,936
26,733	Sun Hung Kai Properties Ltd.	438,800
45,808	Swire Pacific Ltd., Class A	587,994
23,201	Wharf Holdings Ltd. (The)	204,922
18,000	Wheelock & Co. Ltd.	101,425
15,648	Yue Yuen Industrial (Holdings) Ltd.	52,459
		8,798,834
	Ireland - 0.3%
37,161	CRH PLC	802,537
5,427	DCC PLC	177,535
322,685	Governor & Co. of the Bank of Ireland (The)(a)	62,636
5,231	Irish Bank Resolution Corp. Ltd.(a)	—
2,563	Kerry Group PLC, Class A	134,464
14,151	Smurfit Kappa Group PLC	196,407
		1,373,579
	Israel - 0.3%
61,960	Bank Hapoalim BM(a)	260,268
94,004	Bank Leumi Le-Israel(a)	312,660
153,626	Bezeq Israeli Telecommunication Corp. Ltd.	179,953
5,635	Cellcom Israel Ltd.	42,033
16,631	Israel Chemicals Ltd.	219,918
16,588	Teva Pharmaceutical Industries Ltd.	615,106
		1,629,938
	Italy - 4.7%
154,460	A2A SpA	103,343
119,421	Assicurazioni Generali SpA	2,287,259
18,895	Atlantia SpA	349,583
645,874	Banca Monte dei Paschi di Siena SpA(a)(b)	216,196
24,436	Banca Popolare dell’emilia Romagna Scrl	215,601
290,811	Banca Popolare di Milano Scarl(a)	195,242
13,890	Banca Popolare di Sondrio Scarl	99,928
249,019	Banco Popolare Societa Cooperativa Scarl(a)	518,858
6,979	Buzzi Unicem SpA	101,554
59,692	Enel Green Power SpA	123,078
695,403	Enel SpA	3,031,933
180,012	Eni SpA	4,517,997
6,050	EXOR SpA	178,945
4,028	EXOR SpA (Preference)	103,283
36,680	Fiat Industrial SpA	472,253
134,441	Fiat SpA(a)	821,205
83,401	Finmeccanica SpA(a)	547,929
32,028	Fondiaria-Sai SpA(a)	56,952
1,127,405	Intesa Sanpaolo SpA	2,298,569
13,529	Italcementi SpA	76,248
14,685	Italcementi SpA RSP	46,285
2,407	Luxottica Group SpA	110,728
114,233	Mediaset SpA	300,196
29,354	Mediobanca SpA	215,761
8,084	Prysmian SpA	172,938
5,823	Saipem SpA	165,196
45,642	Snam SpA	230,718
1,574,936	Telecom Italia SpA	1,564,882
737,125	Telecom Italia SpA RSP	630,361
50,962	Terna-Rete Elettrica Nationale SpA	214,722
96,852	UBI Banca-Unione di Banche Italiane ScpA	505,621
488,273	UniCredit SpA(a)	3,152,188
6,945	Unipol Gruppo Finanziario SpA(a)	19,967
7,183	Unipol Gruppo Finanziario SpA (Preference)(a)	16,663
		23,662,182
	Japan - 15.6%
48,000	Aeon Co. Ltd.	545,957
9,500	Aisin Seiki Co. Ltd.	311,045
12,000	Ajinomoto Co., Inc.	163,182
2,300	Alfresa Holdings Corp.	101,063
20,000	All Nippon Airways Co. Ltd.	39,229
8,000	Amada Co. Ltd.	50,142
27,000	Asahi Glass Co. Ltd.	179,290
12,300	Asahi Group Holdings Ltd.	261,338
29,000	Asahi Kasei Corp.	167,784
11,600	Astellas Pharma, Inc.	591,694
7,000	Bank of Kyoto Ltd. (The)	58,065
25,000	Bank of Yokohama Ltd. (The)	119,713
1,300	Benesse Holdings, Inc.	56,838
23,400	Bridgestone Corp.	613,590
11,500	Brother Industries Ltd.	122,359
38,000	Canon, Inc.	1,401,161
12,500	Casio Computer Co. Ltd.	107,933
9,100	Central Japan Railway Co.	797,721
13,000	Chiba Bank Ltd. (The)	81,197
38,700	Chubu Electric Power Co., Inc.	489,793
3,300	Chugai Pharmaceutical Co. Ltd.	68,018
4,000	Chugoku Bank Ltd. (The)	55,271
14,800	Chugoku Electric Power Co., Inc. (The)	194,933
112,000	Cosmo Oil Co. Ltd.	252,816
10,600	Credit Saison Co. Ltd.	224,521
21,000	Dai Nippon Printing Co. Ltd.	170,053
8,000	Daicel Corp.	56,016
4,000	Daihatsu Motor Co. Ltd.	83,366

484	Dai-ichi Life Insurance Co. Ltd. (The)	$695,293
16,500	Daiichi Sankyo Co. Ltd.	279,882
9,700	Daikin Industries Ltd.	370,951
1,500	Daito Trust Construction Co. Ltd.	148,258
13,000	Daiwa House Industry Co. Ltd.	239,174
96,000	Daiwa Securities Group, Inc.	558,580
15,000	Denki Kagaku Kogyo Kabushiki Kaisha	54,241
14,400	Denso Corp.	539,645
3,200	Dentsu, Inc.	89,590
35,000	DIC Corp.	69,417
7,000	DOWA Holdings Co. Ltd.	49,551
12,800	East Japan Railway Co.	866,798
12,600	EDION Corp.	60,749
9,000	Eisai Co. Ltd.	394,477
11,300	Electric Power Development Co. Ltd.	259,655
1,300	FamilyMart Co. Ltd.	52,422
900	FANUC Corp.	140,533
300	Fast Retailing Co. Ltd.	79,158
23,000	Fuji Electric Co. Ltd.	53,934
18,000	Fuji Heavy Industries Ltd.	242,801
23,000	FUJIFILM Holdings Corp.	459,193
21,000	Fujikura Ltd.	65,352
123,000	Fujitsu Ltd.	498,685
27,000	Fukuoka Financial Group, Inc.	113,905
27,000	Furukawa Electric Co. Ltd.(a)	54,734
10,000	Gunma Bank Ltd. (The)	48,433
9,000	Hachijuni Bank Ltd. (The)	45,168
1,600	Hakuhodo DY Holdings, Inc.	109,051
35,000	Hankyu Hanshin Holdings, Inc.	191,376
17,000	Hanwa Co. Ltd.	65,385
120,000	Haseko Corp.(a)	115,713
231,000	Hitachi Ltd.	1,371,926
12,200	Hokkaido Electric Power Co., Inc.	117,107
34,000	Hokuhoku Financial Group, Inc.	55,512
10,400	Hokuriku Electric Power Co.	114,872
51,700	Honda Motor Co. Ltd.	1,985,629
12,700	Hoya Corp.	245,622
2,700	Ibiden Co. Ltd.	38,550
1,600	Idemitsu Kosan Co. Ltd.	140,609
39,000	IHI Corp.	101,282
98	Inpex Corp.	569,143
15,200	Isetan Mitsukoshi Holdings Ltd.	150,401
23,000	Isuzu Motors Ltd.	144,412
50,400	ITOCHU Corp.	571,045
17,000	J Front Retailing Co. Ltd.	93,513
15,700	Japan Tobacco, Inc.	489,786
36,200	JFE Holdings, Inc.	773,108
2,000	JGC Corp.	56,739
13,000	Joyo Bank Ltd. (The)	61,111
3,000	JSR Corp.	59,369
16,400	JTEKT Corp.	175,393
217,000	JX Holdings, Inc.	1,284,024
89,000	Kajima Corp.	267,215
51,100	Kansai Electric Power Co., Inc. (The)	487,147
14,600	Kao Corp.	419,794
35,000	Kawasaki Heavy Industries Ltd.	108,536
99,000	Kawasaki Kisen Kaisha Ltd.(a)	187,673
14,600	KDDI Corp.	1,087,881
9,000	Keio Corp.	66,962
400	Keyence Corp.	111,199
7,000	Kinden Corp.	46,559
32,000	Kintetsu Corp.	131,843
22,000	Kirin Holdings Co. Ltd.	275,060
164,000	Kobe Steel Ltd.(a)	203,068
22,300	Komatsu Ltd.	595,009
14,500	Konica Minolta Holdings, Inc.	115,511
11,000	Kubota Corp.	125,838
11,700	Kuraray Co. Ltd.	150,513
3,700	Kyocera Corp.	335,295
34,800	Kyushu Electric Power Co., Inc.	335,187
1,300	Lawson, Inc.	94,444
11,000	LIXIL Group Corp.	256,016
1,600	Makita Corp.	78,106
93,000	Marubeni Corp.	683,794
13,500	Marui Group Co. Ltd.	109,911
163,000	Mazda Motor Corp.(a)	439,382
22,100	Medipal Holdings Corp.	280,427
2,500	MEIJI Holdings Co. Ltd.	110,947
71,000	Mitsubishi Chemical Holdings Corp.	329,871
50,100	Mitsubishi Corp.	1,058,435
39,000	Mitsubishi Electric Corp.	323,504
12,000	Mitsubishi Estate Co. Ltd.	291,124
10,000	Mitsubishi Gas Chemical Co., Inc.	66,952
137,000	Mitsubishi Heavy Industries Ltd.	734,089
39,000	Mitsubishi Materials Corp.	125,214
228,000	Mitsubishi Motors Corp.(a)	237,344
592,660	Mitsubishi UFJ Financial Group, Inc.	3,383,474
54,900	Mitsui & Co. Ltd.	830,779
90,000	Mitsui Chemicals, Inc.	214,004
30,000	Mitsui Engineering & Shipbuilding Co. Ltd.	47,666
15,000	Mitsui Fudosan Co. Ltd.	343,360
21,000	Mitsui Mining & Smelting Co. Ltd.	53,616
97,000	Mitsui OSK Lines Ltd.	319,932
976,200	Mizuho Financial Group, Inc.	1,957,534
28,600	MS&AD Insurance Group Holdings, Inc.	601,396
3,500	Murata Manufacturing Co. Ltd.	215,922
18,000	Nagoya Railroad Co. Ltd.	49,112
9,400	Namco Bandai Holdings, Inc.	134,212
349,000	NEC Corp.(a)	852,805
5,000	NGK Insulators Ltd.	58,350
900	Nidec Corp.	51,677
3,900	Nikon Corp.	111,581
3,000	Nintendo Co. Ltd.	293,228
10,000	Nippon Electric Glass Co. Ltd.	48,214
36,000	Nippon Express Co. Ltd.	149,112
6,000	Nippon Meat Packers, Inc.	81,328
10,700	Nippon Paper Group, Inc.(b)	152,304
106,000	Nippon Sheet Glass Co. Ltd.	124,282
287,000	Nippon Steel & Sumitomo Metal Corp.	795,650
34,900	Nippon Telegraph & Telephone Corp.	1,464,683
125,000	Nippon Yusen Kabushiki Kaisha	299,967
105,400	Nissan Motor Co. Ltd.	1,081,026
4,000	Nisshin Seifun Group, Inc.	48,784
3,500	Nisshin Steel Holdings Co. Ltd.(a)	26,271
1,500	Nissin Foods Holdings Co. Ltd.	57,117
2,600	Nitto Denko Corp.	147,009
26,100	NKSJ Holdings, Inc.	549,398
2,900	NOK Corp.	43,376
140,000	Nomura Holdings, Inc.	806,925
2,700	Nomura Research Institute Ltd.	61,982
10,000	NSK Ltd.	70,896
14,000	NTN Corp.	40,346
32	NTT Data Corp.	97,936
663	NTT Docomo, Inc.	1,009,103

23,000	Obayashi Corp.	$118,201
7,000	Odakyu Electric Railway Co. Ltd.	70,261
29,000	OJI Holdings Corp.	94,061
10,500	Olympus Corp.(a)	233,218
9,700	OMRON Corp.	231,074
1,300	Ono Pharmaceutical Co. Ltd.	68,590
500	Oriental Land Co. Ltd.	66,623
4,820	ORIX Corp.	516,014
95,000	Osaka Gas Co. Ltd.	357,057
11,700	Otsuka Holdings Co. Ltd.	377,949
171,200	Panasonic Corp.	1,121,823
63,200	Resona Holdings, Inc.	281,858
27,000	Ricoh Co. Ltd.	300,592
3,300	Rohm Co. Ltd.	109,928
1,100	Sankyo Co. Ltd.	43,875
12,100	SBI Holdings, Inc.	100,369
3,000	Secom Co. Ltd.	149,901
9,300	Sega Sammy Holdings, Inc.	164,681
12,700	Seiko Epson Corp.(b)	128,308
6,000	Seino Holdings Co. Ltd.	40,960
10,000	Sekisui Chemical Co. Ltd.	96,537
17,000	Sekisui House Ltd.	187,399
28,800	Seven & I Holdings Co. Ltd.	877,949
99,000	Sharp Corp.(b)	337,377
3,600	Shikoku Electric Power Co., Inc.	44,181
29,000	Shimizu Corp.	94,061
10,700	Shin-Etsu Chemical Co. Ltd.	655,413
121,000	Shinsei Bank Ltd.	247,940
9,800	Shionogi & Co. Ltd.	175,468
11,100	Shiseido Co. Ltd.	154,106
9,000	Shizuoka Bank Ltd. (The)	85,010
93,000	Showa Denko K.K.	142,669
14,600	Showa Shell Sekiyu K.K.	84,791
500	SMC Corp.	86,675
16,600	SoftBank Corp.	592,987
232,200	Sojitz Corp.	348,580
73,400	Sony Corp.	1,095,450
97,000	Sumitomo Chemical Co. Ltd.	283,794
47,800	Sumitomo Corp.	619,106
28,100	Sumitomo Electric Industries Ltd.	316,841
11,900	Sumitomo Forestry Co. Ltd.	116,705
13,000	Sumitomo Heavy Industries Ltd.	57,550
13,000	Sumitomo Metal Mining Co. Ltd.	202,707
61,300	Sumitomo Mitsui Financial Group, Inc.	2,465,165
90,000	Sumitomo Mitsui Trust Holdings, Inc.	333,333
7,000	Sumitomo Realty & Development Co. Ltd.	213,620
2,400	Suzuken Co. Ltd.	73,688
16,700	Suzuki Motor Corp.	437,904
24,200	T&D Holdings, Inc.	299,384
32,000	Taiheiyo Cement Corp.	87,311
90,000	Taisei Corp.	269,231
9,000	Taiyo Nippon Sanso Corp.	60,355
10,000	Takashimaya Co. Ltd.	73,745
22,600	Takeda Pharmaceutical Co. Ltd.	1,163,927
2,200	TDK Corp.	81,602
25,000	Teijin Ltd.	57,528
1,400	Terumo Corp.	61,363
20,000	Tobu Railway Co., Ltd.	107,605
10,000	Toho Gas Co. Ltd.	53,583
3,300	Toho Holdings Co. Ltd.	63,932
38,100	Tohoku Electric Power Co., Inc.(a)	310,611
23,000	Tokio Marine Holdings, Inc.	681,229
441,400	Tokyo Electric Power Co., Inc.(a)	1,030,224
2,300	Tokyo Electron Ltd.	98,795
100,000	Tokyo Gas Co. Ltd.	472,277
28,000	Tokyu Corp.	152,487
13,000	Tokyu Land Corp.	92,877
12,000	TonenGeneral Sekiyu K.K.	104,799
24,000	Toppan Printing Co. Ltd.	149,112
24,000	Toray Industries, Inc.	138,856
164,000	Toshiba Corp.	729,608
23,000	Tosoh Corp.	55,446
11,200	Toyo Seikan Kaisha Ltd.	143,222
92,000	Toyobo Co. Ltd.	147,184
3,800	Toyota Industries Corp.	126,375
100,200	Toyota Motor Corp.	4,792,604
14,200	Toyota Tsusho Corp.	338,117
23,000	Ube Industries Ltd.	47,885
13,300	UNY Co. Ltd.	98,810
9,400	West Japan Railway Co.	371,839
2,000	Yakult Honsha Co., Ltd.	84,484
4,990	Yamada Denki Co. Ltd.	192,470
6,000	Yamaguchi Financial Group, Inc.	57,922
10,900	Yamaha Corp.	115,617
13,000	Yamaha Motor Co. Ltd.	165,385
13,400	Yamato Holdings Co. Ltd.	225,683
8,000	Yokohama Rubber Co. Ltd. (The)	61,714
		78,287,099
	Jersey Island - 0.2%
68,841	Glencore International PLC	429,427
18,914	Informa PLC	143,639
11,435	Wolseley PLC	533,917
		1,106,983
	Luxembourg - 0.5%
7,813	APERAM SA	113,319
97,984	ArcelorMittal	1,677,838
8,889	SES SA FDR	272,026
11,730	Tenaris SA	245,840
		2,309,023
	Netherlands - 2.8%
220,067	Aegon NV	1,472,086
10,934	Akzo Nobel NV	747,878
3,193	ASML Holding NV	239,680
3,178	Corio NV REIT	154,283
5,039	CSM NV	116,689
13,238	Delta Lloyd NV	260,374
10,046	European Aeronautic Defence & Space Co. NV	471,889
1,895	Fugro NV CVA	114,813
4,770	Heineken Holding NV	281,815
6,810	Heineken NV	478,741
321,571	ING Groep NV CVA(a)	3,251,490
107,036	Koninklijke (Royal) KPN NV	602,375
49,010	Koninklijke Ahold NV	719,813
26,664	Koninklijke BAM Groep NV	111,477
2,681	Koninklijke Boskalis Westminster NV	122,750
7,178	Koninklijke DSM NV	439,964
53,282	Koninklijke Philips Electronics NV	1,664,197
1,420	Nutreco NV	125,847
70,131	PostNL NV(a)	183,633
5,312	Randstad Holding NV	220,209
13,214	Reed Elsevier NV	205,285
2,981	Royal Imtech NV	78,682
7,112	SBM Offshore NV(a)	109,136

68,968	SNS REAAL NV(a)(b)	$78,732
13,876	TNT Express NV	106,589
38,334	Unilever NV CVA	1,550,629
8,486	USG People NV	72,304
13,632	Wolters Kluwer NV	276,266
		14,257,626
	New Zealand - 0.1%
25,985	Fletcher Building Ltd.	207,884
146,747	Telecom Corp. of New Zealand Ltd.	299,048
		506,932
	Norway - 0.9%
8,231	Aker Solutions ASA	179,672
44,887	DNB ASA	626,431
7,938	Gjensidige Forsikring ASA	124,556
208,567	Marine Harvest ASA(a)	208,397
55,058	Norsk Hydro ASA	263,199
48,010	Orkla ASA	422,706
7,114	Petroleum Geo-Services ASA	125,921
56,746	Statoil ASA	1,508,196
29,216	Storebrand ASA(a)	149,483
23,573	Telenor ASA	518,873
4,924	Yara International ASA	262,190
		4,389,624
	Portugal - 0.4%
1,737,639	Banco Comercial Portugues SA, Class R(a)	233,508
115,877	Banco Espirito Santo SA(a)	164,369
202,860	EDP-Energias de Portugal SA	653,985
6,703	Galp Energia SGPS SA	108,865
122,564	Portugal Telecom SGPS SA	715,384
		1,876,111
	Singapore - 0.7%
103,000	CapitaLand Ltd.	332,849
8,000	City Developments Ltd.	75,553
98,000	ComfortDelGro Corp. Ltd.	152,803
32,000	DBS Group Holdings Ltd.	386,751
23,000	Fraser & Neave Ltd.	177,452
225,000	Golden Agri-Resources Ltd.	115,427
2,000	Jardine Cycle & Carriage Ltd.	81,774
17,600	Keppel Corp. Ltd.	163,516
37,000	Oversea-Chinese Banking Corp. Ltd.	292,341
15,000	SembCorp Industries Ltd.	66,408
21,000	Singapore Airlines Ltd.	186,452
29,000	Singapore Press Holdings Ltd.	96,057
23,000	Singapore Technologies Engineering Ltd.	72,839
240,000	Singapore Telecommunications Ltd.	678,623
20,000	United Overseas Bank Ltd.	304,573
31,000	Wilmar International Ltd.	95,670
		3,279,088
	South Korea - 4.2%
1,287	Cheil Industries, Inc.	103,180
1,294	CJ Corp.(a)	148,541
1,446	Daelim Industrial Co. Ltd.(a)	123,098
2,740	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	74,984
3,533	Dongbu Insurance Co. Ltd.	151,517
5,270	Dongkuk Steel Mill Co., Ltd.	63,157
1,803	Doosan Corp.	212,765
1,627	Doosan Heavy Industries & Construction Co. Ltd.	69,552
1,511	GS Engineering & Construction Corp.(a)	77,290
4,232	GS Holdings	275,935
10,320	Hana Financial Group, Inc.	369,612
2,290	Hankook Tire Co. Ltd.(a)	94,004
299	Hankook Tire Worldwide Co. Ltd.(a)	4,640
11,300	Hanwha Corp.(a)	347,118
15,370	Hanwha Life Insurance Co. Ltd.	104,732
352	Honam Petrochemical Corp.(a)	81,622
3,054	Hyosung Corp.(a)	178,934
641	Hyundai Department Store Co. Ltd.(a)	95,068
4,930	Hyundai Development Co.(a)	105,715
1,702	Hyundai Engineering & Construction Co. Ltd.(a)	107,222
1,765	Hyundai Heavy Industries Co. Ltd.(a)	348,486
2,960	Hyundai Marine & Fire Insurance Co. Ltd.	91,062
872	Hyundai Mipo Dockyard Co. Ltd.(a)	93,692
1,124	Hyundai MOBIS(a)	294,180
5,957	Hyundai Motor Co.	1,121,459
1,376	Hyundai Steel Co.	104,755
9,970	Industrial Bank of Korea(a)	112,617
3,910	Kangwon Land, Inc.(a)	112,209
13,888	KB Financial Group, Inc.(a)	496,125
5,262	Kia Motors Corp.	249,829
23,080	Korea Electric Power Corp.(a)	686,725
21,690	Korea Exchange Bank(a)	150,984
3,092	Korea Gas Corp.(a)	189,394
245	Korea Zinc Co. Ltd.(a)	86,397
2,436	Korean Air Lines Co. Ltd.(a)	101,675
11,880	KT Corp.	399,300
2,212	KT&G Corp.	154,180
662	Kumho Petro Chemical Co. Ltd.(a)	72,345
779	LG Chem Ltd.	217,835
8,598	LG Corp.(a)	506,125
15,420	LG Display Co. Ltd.(a)	414,910
9,020	LG Electronics, Inc.	597,233
2,506	LG International Corp.	103,561
16,720	LG Uplus Corp.(a)	124,986
392	Lotte Shopping Co. Ltd.(a)	134,096
2,284	LS Corp.(a)	191,920
1,117	Neo Holdings Co. Ltd.(a)	—
481	OCI Co. Ltd.(a)	73,988
3,837	POSCO	1,256,184
4,896	Samsung C&T Corp.	285,058
1,304	Samsung Electro-Mechanics Co. Ltd.	109,812
3,196	Samsung Electronics Co. Ltd.	4,249,887
1,511	Samsung Fire & Marine Insurance Co., Ltd.	305,967
5,510	Samsung Heavy Industries Co. Ltd.	193,546
2,177	Samsung Life Insurance Co., Ltd.	209,918
1,122	Samsung SDI Co. Ltd.	146,828
2,048	Samsung Securities Co., Ltd.	106,074
20,553	Shinhan Financial Group Co. Ltd.(a)	772,914
800	Shinsegae Co. Ltd.	161,627
3,229	SK C&C Co. Ltd.(a)	306,910
5,934	SK Holdings Co. Ltd.	937,299
9,990	SK Hynix, Inc.(a)	223,850
2,934	SK Innovation Co. Ltd.	462,090
2,666	SK Telecom Co. Ltd.	410,088
3,074	S-Oil Corp.	276,369
12,680	STX Co. Ltd.(a)	93,738
7,390	STX Offshore & Shipbuilding Co. Ltd.(a)	47,302
26,020	Woori Finance Holdings Co. Ltd.(a)	305,858
		20,880,073
	Spain - 4.2%
14,503	Abertis Infraestructuras SA	248,442
1,916	Acciona SA	154,018

12,098	Acerinox SA	$133,969
16,955	ACS Actividades de Construccion y Servicios SA	406,670
5,437	Amadeus IT Holding SA, Class A	136,349
323,632	Banco Bilbao Vizcaya Argentaria SA	3,217,856
138,288	Banco de Sabadell SA(a)	370,356
214,285	Banco Popular Espanol SA(a)	193,138
722,334	Banco Santander SA	6,058,482
20,605	Bankinter SA	111,877
55,856	CaixaBank SA	220,405
33,420	Distribuidora Internacional de Alimentacion SA	246,963
5,893	Enagas SA	139,425
9,034	Endesa SA	215,027
23,051	Ferrovial SA	369,371
6,812	Fomento de Construcciones y Contratas SA	92,096
38,703	Gamesa Corp. Tecnologica SA	91,622
19,912	Gas Natural SDG SA	397,455
217,418	Iberdrola SA	1,172,229
9,550	Indra Sistemas SA	124,822
3,213	Industria de Diseno Textil SA (Inditex)	450,089
68,656	International Consolidated Airlines Group SA(a)	231,525
51,619	Mapfre SA	159,123
3,460	Obrascon Huarte Lain SA	104,969
84,545	Repsol SA	1,887,250
298,807	Telefonica SA(a)	4,331,812
		21,265,340
	Sweden - 2.3%
5,408	Alfa Laval AB	115,416
6,051	Assa Abloy AB, Class B	226,326
8,906	Atlas Copco AB, Class A	253,753
5,533	Atlas Copco AB, Class B	141,040
10,144	Boliden AB	187,477
13,164	Electrolux AB, Series B	347,559
3,622	Getinge AB, Class B	111,681
9,786	Hennes & Mauritz AB, Class B	360,183
2,959	Holmen AB, Class B	91,191
16,068	Husqvarna AB, Class B	103,861
8,979	Industrivarden AB, Class A	162,983
3,880	Industrivarden AB, Class C	68,050
5,758	NCC AB, Class B	134,107
115,532	Nordea Bank AB	1,273,683
28,164	Sandvik AB	451,909
1,273	Scania AB, Class A	25,408
11,233	Scania AB, Class B	230,376
19,265	Securitas AB, Class B	179,992
79,390	Skandinaviska Enskilda Banken AB, Class A	795,385
22,265	Skanska AB, Class B	378,251
10,006	SKF AB, Class B	248,141
15,712	SSAB AB, Class A	129,758
5,422	SSAB AB, Class B	38,728
25,729	Svenska Cellulosa AB, Class B	623,503
20,813	Svenska Handelsbanken AB, Class A	850,431
25,734	Swedbank AB, Class A	606,638
2,573	Swedish Match AB	96,481
15,310	Tele2 AB, Class B	274,531
105,143	Telefonaktiebolaget LM Ericsson, Class B	1,222,766
74,726	TeliaSonera AB	538,916
8,228	Trelleborg AB, Class B	105,580
22,028	Volvo AB, Class A	325,759
46,052	Volvo AB, Class B	681,035
		11,380,898
	Switzerland - 5.2%
46,781	ABB Ltd. (a)	1,002,927
6,595	Adecco SA (a)	378,823
1,642	Aryzta AG (a)	92,244
3,124	Baloise Holding AG	282,721
6,411	Cie Financiere Richemont SA	527,033
11,954	Clariant AG (a)	163,719
72,207	Credit Suisse Group AG(a)	2,133,298
8,268	GAM Holding AG (a)	136,211
663	Geberit AG (a)	154,955
159	Givaudan SA (a)	176,725
357	Helvetia Holding AG	145,662
10,312	Holcim Ltd. (a)	802,422
3,951	Julius Baer Group Ltd. (a)	161,642
1,160	Kuehne + Nagel International AG	136,193
8	Lindt & Spruengli AG NVTG (a)	28,644
1	Lindt & Spruengli AG, Registered Shares (a)	40,637
2,193	Lonza Group AG (a)	129,099
67,310	Nestle SA	4,723,898
52,640	Novartis AG	3,584,492
12,703	Roche Holding AG	2,809,867
414	Schindler Holding AG PC	61,384
496	Schindler Holding AG, Registered Shares	71,690
108	SGS SA	257,160
767	Sulzer AG	120,631
367	Swatch Group AG (The)	201,296
518	Swatch Group AG (The), Registered Shares	48,728
3,235	Swiss Life Holding AG (a)	486,049
17,476	Swiss Re AG (a)	1,300,383
749	Swisscom AG	331,929
1,518	Syngenta AG	655,049
15,174	Transocean Ltd.	860,777
114,197	UBS AG	1,979,164
7,589	Zurich Insurance Group AG(a)	2,182,098
		26,167,550
	United Kingdom - 19.2%
39,917	3i Group PLC	166,570
5,014	Admiral Group PLC	97,222
2,296	Aggreko PLC	58,134
9,627	Alent PLC(a)	51,086
7,103	AMEC PLC	121,736
26,274	Amlin PLC	159,793
34,492	Anglo American PLC	1,031,639
7,953	Antofagasta PLC	143,996
11,564	Associated British Foods PLC	320,664
52,477	AstraZeneca PLC	2,540,085
297,561	Aviva PLC	1,729,973
7,569	Babcock International Group PLC	124,563
169,328	BAE Systems PLC	911,693
46,093	Balfour Beatty PLC	193,876
799,140	Barclays PLC	3,813,658
72,294	Barratt Developments PLC(a)	249,410
51,851	BG Group PLC	920,720
36,313	BHP Billiton PLC	1,241,837
1,148,790	BP PLC	8,501,144
36,049	British American Tobacco PLC	1,876,361
32,562	British Land Co. PLC REIT	290,135
26,922	British Sky Broadcasting Group PLC	348,937
421,076	BT Group PLC	1,659,640
10,044	Bunzl PLC	180,422

4,078	Burberry Group PLC	$87,736
336,902	Cable & Wireless Communications PLC	218,410
6,961	Capita PLC	86,856
20,594	Capital Shopping Centres Group PLC REIT	116,302
23,686	Carillion PLC	114,687
9,528	Carnival PLC	386,869
213,689	Centrica PLC	1,186,453
7,496	Close Brothers Group PLC	117,479
36,510	Cobham PLC	122,542
48,270	Compass Group PLC	584,686
110,645	Darty PLC	105,692
6,274	De La Rue PLC	89,723
71,128	Debenhams PLC	114,236
42,579	Diageo PLC	1,267,104
529,010	Dixons Retail PLC(a)	230,648
11,820	Drax Group PLC	111,128
29,858	DS Smith PLC	104,902
12,238	easyjet PLC	180,639
10,256	Eurasian Natural Resources Corp. PLC	53,627
13,986	Experian PLC	239,702
49,039	FirstGroup PLC	150,833
49,281	G4S PLC	216,661
51,628	GKN PLC	197,103
150,291	GlaxoSmithKline PLC	3,444,320
11,312	Greene King PLC	119,713
24,743	Hammerson PLC REIT	190,534
83,965	Hays PLC	118,479
44,404	Henderson Group PLC	109,120
17,779	Hiscox Ltd.	133,610
170,947	Home Retail Group PLC	325,233
796,900	HSBC Holdings PLC	9,055,107
25,502	ICAP PLC	131,890
7,115	IMI PLC	131,981
23,003	Imperial Tobacco Group PLC	855,224
28,682	Inchcape PLC	215,228
12,833	Inmarsat PLC	131,232
3,827	Intercontinental Hotels Group PLC	112,613
18,795	Intermediate Capital Group PLC	105,368
25,727	Invensys PLC	140,314
24,997	Investec PLC	183,058
85,257	ITV PLC	155,176
138,796	J Sainsbury PLC	727,719
8,234	John Wood Group PLC	105,220
6,411	Johnson Matthey PLC	230,222
6,909	Kazakhmys PLC	79,963
103,644	Kingfisher PLC	443,177
40,940	Ladbrokes PLC	137,606
36,638	Land Securities Group PLC REIT	466,444
334,551	Legal & General Group PLC	808,350
2,902,130	Lloyds Banking Group PLC(a)	2,376,970
10,567	Lonmin PLC(a)	60,312
170,483	Man Group PLC	239,073
91,965	Marks & Spencer Group PLC	553,625
17,620	Meggitt PLC	121,520
32,569	Mitchells & Butlers PLC(a)	172,311
18,291	Mondi PLC	216,626
30,242	National Express Group PLC	99,299
133,314	National Grid PLC	1,461,572
4,413	Next PLC	283,922
249,911	Old Mutual PLC	742,519
23,541	Pearson PLC	445,637
10,139	Pennon Group PLC	108,666
14,271	Persimmon PLC	190,624
55,297	Premier Foods PLC(a)	81,972
92,780	Prudential PLC	1,409,199
12,715	Reckitt Benckiser Group PLC	847,081
21,241	Reed Elsevier PLC	231,358
58,260	Rentokil Initial PLC	82,439
33,701	Rexam PLC	250,325
22,904	Rexam PLC (Preference), Class B(a)	16,341
28,985	Rio Tinto PLC	1,635,971
32,437	Rolls-Royce Holdings PLC (a)	486,501
155,661	Royal Bank of Scotland Group PLC(a)	847,239
176,742	Royal Dutch Shell PLC, Class A	6,279,629
130,858	Royal Dutch Shell PLC, Class B	4,759,333
231,906	RSA Insurance Group PLC	484,228
18,642	SABMiller PLC	931,012
28,585	Sage Group PLC (The)	146,248
3,330	Schroders PLC	102,159
1,167	Schroders PLC NVTG	29,122
36,262	Segro PLC REIT	142,694
13,493	Serco Group PLC	118,621
8,775	Severn Trent PLC	225,658
3,357	Shire PLC	112,461
52,478	SIG PLC	109,826
17,485	Smith & Nephew PLC	201,397
11,568	Smiths Group PLC	225,038
45,881	SSE PLC	1,032,209
23,418	Stagecoach Group PLC	113,649
56,461	Standard Chartered PLC	1,501,632
114,265	Standard Life PLC	626,094
15,417	Tate & Lyle PLC	198,598
198,266	Taylor Wimpey PLC	223,653
435,404	Tesco PLC	2,459,578
204,419	Thomas Cook Group PLC(a)	217,955
8,269	Travis Perkins PLC	158,632
69,186	TUI Travel PLC	318,981
5,169	Tullow Oil PLC	93,261
13,917	UBM PLC	165,927
27,381	Unilever PLC	1,114,365
36,137	United Utilities Group PLC	419,388
7,487	Vedanta Resources PLC	142,918
9,627	Vesuvius PLC	55,314
2,412,223	Vodafone Group PLC	6,581,891
2,484	Weir Group PLC (The)	78,135
4,665	Whitbread PLC	190,080
28,586	William Hill PLC	174,080
122,332	William Morrison Supermarkets PLC	486,817
38,218	WPP PLC	600,777
53,885	Xstrata PLC	1,009,378
		96,266,053
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $493,909,536)-99.8%	499,792,631

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.6%
2,796,539	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,796,539)(c)(d)	$2,796,539

	Total Investments (Cost $496,706,075)(e)-100.4%	502,589,170
	Liabilities in excess of other assets-(0.4)%	(2,237,664)
	Net Assets-100.0%	$500,351,506

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Despoitary Receipts

NVTG - Non-Voting Shares

PC - Participation Certificates

PPS - Price Protected Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon  the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $506,882,110. The net unrealized depreciation was $4,292,940 which consisted of aggregate gross unrealized appreciation of $37,582,048 and aggregate gross unrealized depreciation of $41,874,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.0%
11,823	Abacus Property Group REIT	$26,514
18,100	Adelaide Brighton Ltd.	64,001
4,547	Als Ltd.	53,356
49,853	Alumina Ltd.	57,459
2,817	Ansell Ltd.	50,391
19,268	APA Group	115,962
25,449	APN News & Media Ltd.	7,698
20,151	Ardent Leisure Group REIT	32,579
21,526	Aristocrat Leisure Ltd.	83,299
5,547	Ausdrill Ltd.	17,300
18,591	Australand Property Group REIT	66,900
19,582	AWE Ltd.(a)	26,042
13,889	Bank of Queensland Ltd.	119,082
25,990	Beach Energy Ltd.	38,630
33,538	Billabong International Ltd.	32,708
12,872	Boart Longyear Group	27,524
4,010	Bradken Ltd.	26,100
11,300	BWP Trust REIT	27,580
3,978	Cabcharge Australia Ltd.	20,414
2,500	Cardno Ltd.	17,732
17,050	Challenger Ltd.	68,468
11,771	Charter Hall Retail REIT	46,901
826	Cochlear Ltd.	69,554
69,204	Commonwealth Property Office Fund REIT	80,123
29,400	David Jones Ltd.	76,664
13,635	Echo Entertainment Group Ltd.	51,199
72,012	Elders Ltd.(a)	9,389
27,563	Emeco Holdings Ltd.	17,681
15,187	Energy Resources of Australia Ltd.(a)	21,940
41,326	Envestra Ltd.	42,027
70,180	Fairfax Media Ltd.	39,529
10,646	Federation Centres REIT	25,873
10,107	FKP Property Group	18,132
1,551	Fleetwood Corp. Ltd.	16,615
1,774	Flight Centre Ltd.	56,177
5,167	Fortescue Metals Group Ltd.	25,223
5,621	GrainCorp Ltd., Class A	70,766
3,327	GUD Holdings Ltd.	28,942
83,310	Gunns Ltd.(a)	—
15,316	GWA International Ltd.	40,258
44,457	Harvey Norman Holdings Ltd.	90,887
2,764	Iluka Resources Ltd.	28,023
22,846	Investa Office Fund REIT	72,203
2,012	Invocare Ltd.	19,265
5,828	IOOF Holdings Ltd.	50,029
2,854	Iress Ltd.	24,946
3,465	JB Hi-Fi Ltd.	35,780
51,238	Kagara Ltd.(a)	—
49,744	Macmahon Holdings Ltd.	14,009
16,927	Mirabela Nickel Ltd.(a)	8,298
1,500	Monadelphous Group Ltd.	41,680
22,754	Mount Gibson Iron Ltd.	19,818
32,493	Myer Holdings Ltd.	84,391
5,455	Navitas Ltd.	28,165
4,590	New Hope Corp. Ltd.	20,347
11,230	Nufarm Ltd.	65,127
90,675	Pacific Brands Ltd.	66,205
11,485	Paladin Energy Ltd.(a)	13,657
6,610	PanAust Ltd.	20,339
13,498	Panoramic Resources Ltd.	7,110
2,324	Perpetual Ltd.	94,150
4,489	Platinum Asset Management Ltd.	22,615
3,260	Premier Investments Ltd.	25,333
25,605	Primary Health Care Ltd.	120,183
3,286	Ramsay Health Care Ltd.	101,247
3,680	Seek Ltd.	32,204
3,129	Seven Group Holdings Ltd.	31,397
3,875	Seven West Media Ltd.	8,488
139,412	Sigma Pharmaceuticals Ltd.	96,700
71,829	SP Ausnet	86,159
25,378	Spark Infrastructure Group	46,456
110,273	Ten Network Holdings Ltd.(a)	38,532
24,814	Transfield Services Ltd.	46,070
64,311	Transpacific Industries Group Ltd.(a)	52,993
13,660	Treasury Wine Estates Ltd.	67,678
7,097	UGL Ltd.	82,390
235,142	Virgin Australia Holdings Ltd.(a)	54,792
7,545	Westfield Retail Trust REIT	25,262
2,924	Whitehaven Coal Ltd.	10,004
		3,469,664
	Austria - 0.9%
2,077	Andritz AG	136,723
5,325	CA Immobilien Anlagen AG	79,437
3,805	Conwert Immobilien Invest SE	51,628
357	Mayr-Melnhof Karton AG	42,305
2,409	Oesterreichische Post AG	105,211
2,086	RHI AG	76,395
224	Schoeller-Bleckmann Oilfield Equipment AG	22,440
2,187	Strabag SE	59,328
2,730	Verbund AG	58,161
		631,628
	Belgium - 1.0%
803	Ackermans & van Haaren NV	74,512
25,400	AGFA-Gevaert NV(a)	51,372
445	Barco NV	35,324
814	Befimmo SCA Sicafi REIT	56,893
368	Cie d’Entreprises CFE	22,733
563	Cofinimmo REIT	68,023
2,916	Euronav SA(a)	17,495
362	EVS Broadcast Equipment SA	21,621
558	Gimv NV	30,979
1,419	Mobistar SA	38,985
8,373	Nyrstar	48,588
711	Sofina SA	68,735
1,962	Telenet Group Holding NV	92,813
1,946	Tessenderlo Chemie NV	67,754
335	Warehouses De Pauw SCA REIT	20,772
		716,599

	Bermuda - 0.5%
25,334	Aquarius Platinum Ltd.(a)	$25,204
24,868	BW Offshore Ltd.	25,575
65,000	C C Land Holdings Ltd.	23,802
54,000	China Green Holdings Ltd.(a)	11,349
45,000	China Yurun Food Group Ltd.(a)	33,131
967	Dockwise Ltd.(a)	24,288
53,135	Golden Ocean Group Ltd.(a)	53,189
27,000	Huabao International Holdings Ltd.	14,692
6,000	Luk Fook Holdings International Ltd.	21,043
40,000	Midland Holdings Ltd.	20,373
290,000	Mongolia Energy Co. Ltd.(a)	15,144
14,500	Ports Design Ltd.	12,564
92,000	Skyworth Digital Holdings Ltd.	55,991
		336,345
	Canada - 9.3%
25,071	Advantage Oil & Gas Ltd.(a)	72,288
3,153	Aecon Group, Inc.	37,501
5,343	AGF Management Ltd., Class B	60,124
8,157	Aimia, Inc.	130,907
867	Allied Properties Real Estate Investment Trust REIT	29,937
3,316	Altagas Ltd.	117,223
1,726	Artis Real Estate Investment Trust REIT	27,665
1,659	Astral Media, Inc., Class A	77,863
3,925	Athabasca Oil Corp.(a)	41,614
2,968	Atlantic Power Corp.	36,548
2,235	AuRico Gold, Inc.(a)	15,685
954	Bell Aliant, Inc.	24,804
1,974	Birchcliff Energy Ltd.(a)	14,427
1,031	Boardwalk REIT	67,763
326	Bonterra Energy Corp.	15,421
7,122	CAE, Inc.	76,792
577	Calfrac Well Services Ltd.	14,811
3,115	Calloway REIT	92,279
3,848	Canaccord Financial, Inc.	28,547
1,666	Canadian REIT	74,873
2,192	Canadian Apartment Properties REIT	56,509
1,606	Canadian Western Bank	49,586
5,693	Canfor Corp.(a)	104,758
2,587	Capital Power Corp.	60,088
5,558	Capstone Mining Corp.(a)	13,744
4,436	Cascades, Inc.	19,408
940	Catamaran Corp.(a)	48,701
1,094	CCL Industries, Inc., Class B	58,410
1,063	Celtic Exploration Ltd.(a)	28,276
1,804	Centerra Gold, Inc.	16,363
6,192	Chartwell Retirement Residences REIT	67,261
1,865	Cineplex, Inc.	59,749
5,710	CML Healthcare, Inc.	40,130
910	Cogeco Cable, Inc.	38,911
2,053	Cominar REIT	46,163
2,868	Corus Entertainment, Inc., Class B	71,610
8,434	Cott Corp.	76,416
1,751	Crew Energy, Inc.(a)	10,430
3,286	Davis + Henderson Corp.	71,553
10,630	Denison Mines Corp.(a)	14,580
701	Detour Gold Corp.(a)	14,794
1,241	Dollarama, Inc.	75,391
1,924	Dorel Industries, Inc., Class B	76,625
1,327	Dundee, Class A REIT	49,674
2,614	Dundee Corp., Class A(a)	89,947
1,750	Dundee Precious Metals, Inc.(a)	15,558
6,367	Eldorado Gold Corp.	71,074
5,584	Ensign Energy Services, Inc.	95,261
7,137	Extendicare Inc.	56,804
1,772	First Capital Realty, Inc.	33,529
1,137	FirstService Corp.(a)	33,409
1,269	Franco-Nevada Corp.	67,728
2,553	Genworth MI Canada, Inc.	61,624
3,096	Gibson Energy, Inc.	77,861
2,655	Gildan Activewear, Inc.	97,577
5,448	GMP Capital, Inc.	37,416
10,856	Golden Star Resources Ltd.(a)	17,390
2,853	Great Canadian Gaming Corp.(a)	25,992
2,483	Harry Winston Diamond Corp.(a)	36,592
763	Home Capital Group, Inc.	46,314
7,335	HudBay Minerals, Inc.	85,184
6,389	IAMGOLD Corp.	52,386
1,081	Imperial Metals Corp.(a)	14,524
1,532	Inmet Mining Corp.	110,431
8,604	InnVest REIT	38,418
3,645	Jean Coutu Group (PJC), Inc. (The), Class A	55,395
7,392	Just Energy Group, Inc.	73,191
2,248	Keyera Corp.	116,806
14,386	Lake Shore Gold Corp.(a)	12,386
1,255	Laurentian Bank of Canada	55,409
2,749	Legacy Oil + Gas, Inc.(a)	19,100
3,137	Linamar Corp.	80,400
18,793	Lundin Mining Corp.(a)	96,519
898	MacDonald, Dettwiler & Associates Ltd.	56,387
1,174	Major Drilling Group International	11,648
2,580	Manitoba Telecom Services, Inc.	85,729
5,859	Maple Leaf Foods, Inc.	75,258
4,433	Martinrea International, Inc.(a)	40,076
1,731	MEG Energy Corp.(a)	59,078
1,706	Morguard REIT	32,793
4,113	Mullen Group Ltd.	94,584
4,786	New Gold, Inc.(a)	46,430
808	Niko Resources Ltd.	8,421
2,090	Norbord, Inc.(a)	61,203
1,712	Nordion, Inc.	12,032
2,553	North West Co., Inc. (The)	59,144
2,697	Northland Power, Inc.	52,787
7,361	Nuvista Energy Ltd.(a)	38,542
10,317	OceanaGold Corp.(a)	28,095
859	Open Text Corp.(a)	50,034
2,981	Osisko Mining Corp.(a)	20,622
2,243	Pacific Rubiales Energy Corp.	52,255
1,784	Pan American Silver Corp.	31,113
1,194	Pason Systems, Inc.(a)	20,333
9,951	PetroBakken Energy Ltd.	87,670
5,929	Petrobank Energy & Resources Ltd.(a)	5,105
1,899	Petrominerales Ltd.	16,883
3,699	Peyto Exploration & Development Corp.	85,249
2,266	Primaris Retail REIT	60,799
5,011	Progressive Waste Solutions Ltd.	111,172
2,825	Reitmans (Canada) Ltd., Class A	35,608
1,660	Ritchie Bros Auctioneers, Inc.	36,163
9,562	RONA, Inc.	115,929
3,513	Russel Metals, Inc.	98,548
3,233	Savanna Energy Services Corp.	23,693
3,115	SEMAFO, Inc.	8,701
1,274	ShawCor Ltd., Class A	51,146

2,437	Sierra Wireless, Inc.(a)	$27,716
1,404	Silver Standard Resources, Inc.(a)	16,910
1,899	Silver Wheaton Corp.	65,990
2,195	Silvercorp Metals, Inc.	9,559
1,515	Stantec, Inc.	61,974
802	Tahoe Resources, Inc.(a)	12,919
4,659	Taseko Mines Ltd.(a)	15,439
8,863	Thompson Creek Metals Co., Inc.(a)	35,937
3,305	Toromont Industries Ltd.	73,455
1,850	Torstar Corp., Class B	14,650
1,691	Tourmaline Oil Corp.(a)	57,306
3,942	Transcontinental, Inc., Class A	45,819
4,835	TransForce, Inc.	107,219
2,679	Trican Well Service Ltd.	36,610
974	Trilogy Energy Corp.	27,635
8,037	Trinidad Drilling Ltd.	57,933
1,458	Turquoise Hill Resources Ltd.(a)	11,210
10,226	Uranium One, Inc.(a)	27,847
6,857	Veresen, Inc.	88,145
1,322	West Fraser Timber Co. Ltd.	105,974
		6,473,904
	Cayman Islands - 1.4%
11,000	AAC Technologies Holdings, Inc.	42,550
25,000	Anta Sports Products Ltd.	23,338
96,000	Bosideng International Holdings Ltd.	27,232
56,000	China Rongsheng Heavy Industries Group Holdings Ltd.	10,759
50,000	China Shanshui Cement Group Ltd.	36,748
111,200	China Zhongwang Holdings Ltd.(a)	42,298
1,120,000	CST Mining Group Ltd.(a)	16,319
12,000	ENN Energy Holdings Ltd.	57,482
86,000	Evergrande Real Estate Group Ltd.	45,464
36,000	Fufeng Group Ltd.	17,175
114,000	GCL-Poly Energy Holdings Ltd.	31,162
55,000	Geely Automobile Holdings Ltd.	28,722
137,000	Glorious Property Holdings Ltd.(a)	29,854
17,000	Haitian International Holdings Ltd.	21,460
52,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	23,534
62,000	Ju Teng International Holdings Ltd.	29,739
107,000	Kaisa Group Holdings Ltd.(a)	36,285
43,000	KWG Property Holding Ltd.	32,601
34,000	Li Ning Co. Ltd.(a)	22,797
12,000	Longfor Properties Co. Ltd.	22,498
43,000	Lonking Holdings Ltd.	11,200
20,000	Minth Group Ltd.	27,078
4,433	Phoenix Group Holdings	44,981
286,000	Renhe Commercial Holdings Co. Ltd.(a)	25,076
17,600	Sands China Ltd.	88,732
26,000	Value Partners Group Ltd.	18,103
79,000	Want Want China Holdings Ltd.	104,919
11,600	Wynn Macau Ltd.(a)	32,532
		950,638
	China - 1.7%
49,405	Agile Property Holdings Ltd.	70,073
55,000	BYD Electronic International Co. Ltd.	18,368
239,000	China Dongxiang Group Co.	38,521
80,000	China High Speed Transmission Equipment Group Co. Ltd.(a)	31,977
101,174	Country Garden Holdings Co.(a)	53,878
108,000	Fosun International Ltd.	75,198
50,500	Greentown China Holdings Ltd.	103,924
9,888	Hengan International Group Co. Ltd.	99,192
41,000	Hidili Industry International Development Ltd.	12,000
55,000	Kingboard Laminates Holdings Ltd.	27,658
38,000	Nine Dragons Paper Holdings Ltd.	33,318
1,865,000	Semiconductor Manufacturing International Corp.(a)	116,630
61,000	Shimao Property Holdings Ltd.	134,813
132,150	Shui On Land Ltd.	64,069
80,500	Soho China Ltd.	72,450
3,000	Tencent Holdings Ltd.	104,984
32,000	Tingyi Cayman Islands Holding Corp.	89,949
42,000	Yangzijiang Shipbuilding Holdings Ltd.	33,253
23,000	Yanlord Land Group Ltd.(a)	29,916
		1,210,171
	Cyprus - 0.0%
12,912	Songa Offshore SE(a)	13,055

	Denmark - 1.3%
1,796	Coloplast A/S, Class B	94,756
961	D/S Norden A/S	29,564
740	East Asiatic Co. Ltd. A/S	14,607
5,024	GN Store Nord A/S	81,850
2,186	H. Lundbeck A/S	34,560
1,124	NKT Holding A/S	39,773
3,535	Novozymes A/S, Class B	116,019
2,452	Pandora A/S	60,668
377	Rockwool International A/S, Class B	45,062
188	Simcorp A/S	44,976
395	Solar A/S, Class B	18,361
4,434	Sydbank A/S(a)	87,443
496	Topdanmark A/S(a)	108,826
1,414	Tryg A/S	111,260
224	William Demant Holding(a)	19,638
		907,363
	Finland - 1.7%
5,800	Amer Sports Oyj, Class A	92,428
1,887	Cargotec Corp., Class B	53,175
7,568	Citycon Oyj	25,271
1,669	Cramo Oyj	23,017
5,771	Huhtamaki Oyj	104,813
4,676	Kemira Oyj	74,135
2,940	Konecranes Oyj	98,771
26,449	Metsa Board Oyj(a)	87,960
7,156	Oriola-KD Oyj, Class B	23,313
4,397	Orion Oyj, Class B	122,831
1,678	Outotec Oyj	105,527
3,649	Ramirent Oyj	35,415
5,040	Sanoma Oyj	50,968
14,187	Sponda Oyj	68,749
1,781	Stockmann Oyj Abp, Class B	34,957
5,027	Tieto Oyj	111,976
1,252	Tikkurila Oyj	26,767
4,924	Uponor Oyj	68,843
		1,208,916
	France - 4.1%
1,143	Aeroports de Paris	94,270
859	Alten Ltd.	32,998
7,977	Altran Technologies SA(a)	60,420
916	Assystem	20,603
1,588	Beneteau SA	17,719
505	bioMerieux	48,203

181	Bollore SA	$65,230
2,803	Bourbon SA	85,684
6,814	Bull(a)	30,060
994	Bureau Veritas SA	119,018
542	Ciments Francais SA	32,908
2,134	Club Mediterranee SA(a)	40,380
845	Dassault Systemes SA	93,917
17,978	Derichebourg SA	87,413
2,766	Edenred	88,645
2,598	Etablissements Maurel et Prom	47,996
687	Euler Hermes SA	61,314
4,306	Euro Disney SCA(a)	29,985
240	Faiveley Transport	16,445
437	FFP	18,578
1,071	Gecina SA REIT	121,390
2,187	Groupe Steria SCA	40,611
18,429	Havas SA	120,725
228	Hermes International	74,107
354	Iliad SA	65,591
423	Ingenico	26,656
759	Ipsen SA	26,663
1,047	Ipsos	41,712
1,725	JC Decaux SA	48,247
768	Manitou BF SA	13,709
2,297	Medica SA	43,745
1,107	Mercialys SA REIT	24,636
1,170	Mersen	34,368
3,090	Nexity	94,373
1,089	Orpea	46,423
1,585	Plastic Omnium SA	62,027
420	Remy Cointreau SA	53,584
1,152	Rubis	83,425
799	SA des Ciments Vicat	50,904
1,199	Saft Groupe SA	32,436
904	SEB SA	72,263
1,676	Sechilienne-Sidec	34,125
1,694	Sequana SA(a)	20,672
1,058	Societe BIC SA	142,406
418	Societe de La Tour Eiffel REIT	25,816
3,259	Societe d’Edition de Canal Plus	22,871
493	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	53,937
4,239	SOITEC(a)	15,824
3,346	Teleperformance	133,372
10,367	UbiSoft Entertainment SA(a)	100,053
179	Vilmorin & Cie	23,593
144	Virbac SA	32,252
		2,874,302
	Germany - 4.0%
3,190	Aareal Bank AG(a)	76,037
2,391	Aixtron SE	32,618
2,449	Alstria Office AG REIT	29,918
2,201	Axel Springer AG	102,894
1,199	Bauer AG	34,967
1,591	BayWa AG	79,291
922	Bechtle AG	41,613
1,444	Comdirect Bank AG	16,974
1,767	Deutsche Euroshop AG	75,242
2,377	Deutsche Wohnen AG	45,752
6,229	Deutz AG(a)	36,730
2,849	DIC Asset AG	32,991
285	Draegerwerk AG & Co. KGaA (Preference)	34,945
269	Duerr AG	26,341
741	ElringKlinger AG	26,187
327	Fielmann AG	33,388
1,566	Fraport AG	94,912
828	Fuchs Petrolub AG	58,613
596	Fuchs Petrolub AG (Preference)	45,628
633	Gerry Weber International AG	30,778
354	GFK SE	20,485
3,248	Gildemeister AG	80,086
1,354	H&R Wasag AG	22,634
1,075	Hamburger Hafen und Logistik AG	26,565
44,601	Heidelberger Druckmaschinen AG(a)	95,655
290	Hugo Boss AG	34,125
565	Indus Holding AG	17,659
15,179	IVG Immobilien AG(a)	48,873
2,544	Jenoptik AG	27,816
1,048	Jungheinrich AG (Preference)	48,367
1,743	Kabel Deutschland Holding AG	141,294
4,140	Kloeckner & Co. SE(a)	52,364
3,146	Kontron AG	18,798
672	Krones AG	41,727
31	KSB AG (Preference)	18,389
1,392	KUKA AG(a)	54,021
1,592	Leoni AG	68,849
1,320	MTU Aero Engines Holding AG	125,800
6,509	Nordex SE(a)	34,899
287	Pfeiffer Vacuum Technology AG	35,775
153	Puma SE	48,348
753	Rheinmetall AG	40,077
3,203	Rhoen Klinikum AG	67,216
1,429	SGL Carbon SE	61,014
886	Sixt AG	20,144
1,019	Sixt AG (Preference)	19,586
8,574	Sky Deutschland AG(a)	52,268
430	SMA Solar Technology AG	11,090
1,401	Software AG	53,942
12,583	Solarworld AG	18,498
3,158	Stada Arzneimittel AG	116,404
3,059	Suedzucker AG	130,880
2,062	United Internet AG	47,932
471	Vossloh AG	49,018
889	Wacker Chemie AG	63,281
		2,769,698
	Gibraltar - 0.0%
6,605	Bwin.Party Digital Entertainment PLC	11,645

	Greece - 0.4%
5,711	Hellenic Exchanges SA Holding Clearing Settlement & Registry	39,303
3,081	Hellenic Petroleum SA	34,545
64,069	Marfin Investment Group Holdings SA(a)	41,570
6,919	Motor Oil Hellas Corinth Refineries SA	79,831
11,642	Mytilineos Holdings SA(a)	79,804
1,702	Titan Cement Co. SA(a)	30,450
16,568	TT Hellenic Postbank SA(a)	—
		305,503
	Hong Kong - 3.1%
3,712	ASM Pacific Technology Ltd.	46,906
10,935	Cafe de Coral Holdings Ltd.	33,275
115,213	Champion REIT	59,423
72,000	China Gas Holdings Ltd.	62,572
25,134	China Mengniu Dairy Co. Ltd.	73,404

125,799	China Travel International Investment Hong Kong Ltd.	$27,575
18,898	Dah Sing Banking Group Ltd.	23,466
9,727	Dah Sing Financial Holdings Ltd.	51,234
35,710	Digital China Holdings Ltd.	57,740
122,000	Foxconn International Holdings Ltd.(a)	50,024
7,000	Galaxy Entertainment Group Ltd.(a)	31,545
45,315	Giordano International Ltd.	46,042
126,490	Global Bio-Chem Technology Group Co. Ltd.	15,005
25,000	Great Eagle Holdings Ltd.	97,028
32,604	Hopewell Highway Infrastructure Ltd.	18,918
17,715	Hopewell Holdings Ltd.	73,094
52,206	Development Holdings Ltd.(a)	107,434
22,000	Hysan Development Co. Ltd.	110,773
71,083	Johnson Electric Holdings Ltd.	50,227
52,000	K Wah International Holdings Ltd.	30,239
25,313	Kowloon Development Co. Ltd.	38,905
1,218,000	Lai Sun Development(a)	53,397
64,000	Lee & Man Paper Manufacturing Ltd.	43,159
9,000	Lifestyle International Holdings Ltd.	23,117
121,200	New World China Land Ltd.	60,635
32,000	NWS Holdings Ltd.	57,105
36,000	Shangri-La Asia Ltd.	85,225
94,000	Shougang Fushan Resources Group Ltd.	40,361
102,174	Shun Tak Holdings Ltd.	55,728
72,000	Singamas Container Holdings Ltd.	20,796
35,000	SJM Holdings Ltd.	95,448
9,000	SmarTone Telecommunications Holding Ltd.	16,061
52,318	Techtronic Industries Co.	105,911
10,025	Television Broadcasts Ltd.	73,938
30,857	Texwinca Holdings Ltd.	29,045
122,000	TPV Technology Ltd.	38,226
8,670	VTech Holdings Ltd.	99,886
7,925	Wing Hang Bank Ltd.	83,077
64,000	Xinyi Glass Holdings Co. Ltd.	41,839
		2,127,783
	Ireland - 0.6%
15,471	C&C Group PLC	100,801
1,543	Elan Corp. PLC(a)	16,178
4,591	Glanbia PLC	51,226
7,068	Grafton Group PLC	41,370
7,049	James Hardie Industries SE CDI	74,995
6,627	Kingspan Group PLC	76,911
517	Paddy Power PLC	42,492
5,628	United Drug PLC	24,538
		428,511
	Isle of Man - 0.0%
3,418	Lamprell PLC	6,991

	Israel - 1.1%
1,279	Azrieli Group	33,447
6,812	Clal Industries Ltd.	23,867
2,276	Clal Insurance Enterprise Holdings Ltd.	34,169
1,215	Elbit Systems Ltd.	46,558
1,940	First International Bank of Israel Ltd.(a)	26,186
3,313	Gazit-Globe Ltd.	42,338
661	Harel Insurance Investments & Financial Services Ltd.	28,762
77,149	Israel Discount Bank Ltd., Class A(a)	128,715
16,417	Migdal Insurance & Financial Holding Ltd.	23,988
6,602	Mizrahi Tefahot Bank Ltd.(a)	69,730
1,218	NICE Systems Ltd.(a)	44,575
146,398	Oil Refineries Ltd.(a)	74,850
1,192	Osem Investments Ltd.	19,679
13,343	Partner Communications Co. Ltd.	75,689
259	Paz Oil Co. Ltd.(a)	38,507
8,797	Shufersal Ltd.	26,963
1,906	Strauss Group Ltd.	23,660
		761,683
	Italy - 3.1%
4,674	ACEA SpA	30,187
4,303	Ansaldo STS SpA	44,303
17,702	Arnoldo Mondadori Editore SpA(a)	28,114
3,742	Astaldi SpA	28,114
4,043	Astm SpA	45,358
9,406	Autogrill SpA	115,356
2,549	Azimut Holding SpA	44,773
57,178	Banca Carige SpA	64,031
10,029	Banca Piccolo Credito Valtellinese Scarl	17,166
87,205	Beni Stabili SpA REIT	60,251
1,993	Brembo SpA	27,729
39,798	CIR-Compagnie Industriali Riunite SpA	46,135
8,385	Credito Emiliano SpA	50,148
844	Danieli & C. Officine Meccaniche SpA	26,075
2,119	Danieli & C. Officine Meccaniche SpA RSP	39,521
5,914	Davide Campari-Milano SpA	46,159
4,769	De’Longhi SpA	77,099
8,507	ERG SpA	83,372
6,256	Geox SpA	21,960
17,411	Gruppo Editoriale L’Espresso SpA	22,405
39,539	Hera SpA	72,723
23,725	Impregilo SpA	123,020
7,390	Indesit Co. SpA	62,143
2,009	Interpump Group SpA	15,421
67,995	Iren SpA	52,194
300	Italmobiliare SpA(a)	6,007
686	Italmobiliare SpA RSP(a)	9,256
3,636	Lottomatica Group SpA	89,826
27,174	Maire Tecnimont SpA(a)	15,492
2,094	Marr SpA	23,450
14,423	Mediolanum SpA	90,019
133,606	Milano Assicurazioni SpA(a)	74,864
24,403	Parmalat SpA	61,181
11,908	Piaggio & C. SpA	32,489
8,671	Pirelli & C. SpA	106,342
4,752	Recordati SpA	48,604
7,058	Safilo Group SpA(a)	77,602
71,652	Saras SpA(a)	96,580
821	Societa’ Cattolica di Assicurazioni Scarl(a)	15,167
4,387	Societa Iniziative Autostradali e Servizi SpA	44,096
16,291	Sorin SpA(a)	41,573
272	Tod’s SpA	37,143
2,936	Trevi Finanziaria SpA	20,963
		2,134,411
	Japan - 30.5%
21,000	77 Bank Ltd. (The)	90,434
500	ABC-Mart, Inc.	19,066
58	Accordia Golf Co. Ltd.	56,754
2,360	ACOM Co. Ltd.(a)	61,754
5,600	ADEKA Corp.	48,109
1,200	Aderans Co. Ltd.(a)	15,608
3,900	Advantest Corp.	53,034
4,800	AEON Credit Service Co. Ltd.	99,619

800	AEON Delight Co. Ltd.	$15,008
2,100	AEON Mall Co. Ltd.	50,740
2,400	Aica Kogyo Co. Ltd.	39,921
5,000	Aichi Steel Corp.	21,970
2,700	Aida Engineering Ltd.	20,473
48,050	Aiful Corp.(a)	333,286
300	Ain Pharmaciez, Inc.	16,223
7,000	Air Water, Inc.	89,667
6,900	Akebono Brake Industry Co. Ltd.	33,570
1,100	Alpen Co. Ltd.	20,081
2,300	Alpine Electronics, Inc.	20,817
11,200	Alps Electric Co. Ltd.	65,413
2,900	Amano Corp.	26,185
2,000	Anritsu Corp.	25,619
7,000	AOC Holdings, Inc.	29,838
1,900	AOKI Holdings, Inc.	45,657
4,400	Aoyama Trading Co. Ltd.	86,303
16,000	Aozora Bank Ltd.	45,058
1,100	ARC Land Sakamoto Co. Ltd.	17,803
2,500	Arcs Co. Ltd.	46,926
1,500	Asahi Diamond Industrial Co. Ltd.	13,725
900	Asahi Holdings, Inc.	15,700
2,100	Asatsu-DK, Inc.	56,538
4,800	ASICS Corp.	68,429
1,600	Autobacs Seven Co. Ltd.	65,220
1,700	Avex Group Holdings, Inc.	46,011
7,000	Awa Bank Ltd. (The)	42,571
3,000	Azbil Corp.	64,267
400	Bank of Iwate Ltd. (The)	16,765
6,000	Bank of Nagoya Ltd. (The)	21,302
1,200	Bank of The Ryukyus Ltd.	14,990
2,250	Belluna Co. Ltd.	16,889
73	BIC Camera, Inc.	36,676
500	Calbee, Inc.	41,201
7,000	Calsonic Kansei Corp.	29,071
700	Canon Electronics, Inc.	14,382
7,900	Canon Marketing Japan, Inc.	107,688
1,700	Capcom Co. Ltd.	27,421
1,000	Cawachi Ltd.	20,633
11,000	Central Glass Co. Ltd.	33,991
1,600	Century Tokyo Leasing Corp.	35,819
1,500	Chiyoda Co. Ltd.	34,763
6,000	Chiyoda Corp.	75,411
1,600	Chori Co. Ltd.	17,322
4,000	Chugoku Marine Paints Ltd.	21,126
14,500	Citizen Holdings Co. Ltd.	83,416
3,000	CKD Corp.	18,277
2,900	CMK Corp.	10,836
2,000	Coca-Cola Central Japan Co. Ltd.	26,824
3,900	Coca-Cola West Co. Ltd.	61,667
1,100	Cocokara Fine, Inc.	36,221
2,500	Colowide Co. Ltd.	24,819
6,900	COMSYS Holdings Corp.	83,396
3,200	Daibiru Corp.	31,137
17,000	Daido Steel Co. Ltd.	76,189
7,450	Daiei, Inc. (The)(a)	16,980
8,500	Daifuku Co. Ltd.	56,816
6,000	Daihen Corp.	20,184
10,000	Daiichi Chuo Kisen Kaisha(a)	9,643
4,000	Daiichi Jitsugyo Co. Ltd.	19,461
11,000	Daikyo, Inc.	29,531
6,000	Dainippon Screen Manufacturing Co. Ltd.	30,638
7,100	Dainippon Sumitomo Pharma Co. Ltd.	100,206
9,000	Daio Paper Corp.	61,341
900	Daiseki Co. Ltd.	12,791
8,000	Daishi Bank Ltd. (The)	27,876
22,000	Daiwabo Holdings Co. Ltd.	43,634
5,500	DCM Holdings Co. Ltd.	36,221
1,100	DeNA Co. Ltd.	34,859
4,000	Denki Kogyo Co. Ltd.	17,138
400	DISCO Corp.	22,047
2,000	Don Quijote Co. Ltd.	79,772
2,700	Doutor Nichires Holdings Co. Ltd.	38,284
2,800	Duskin Co. Ltd.	53,355
500	DyDo Drinco, Inc.	20,162
700	Earth Chemical Co. Ltd.	22,674
26,000	Ebara Corp.	101,994
6,000	Eighteenth Bank Ltd. (The)	15,648
1,100	Elematec Corp.	14,705
1,200	EXEDY Corp.	26,246
3,000	Ezaki Glico Co. Ltd.	29,586
800	F.C.C. Co. Ltd.	17,234
2,600	Fancl Corp.	29,231
1,200	Foster Electric Co. Ltd.	18,869
600	FP Corp.	38,725
32	Fuji Media Holdings, Inc.	50,388
3,800	Fuji Oil Co. Ltd.	51,674
900	Fuji Seal International, Inc.	19,556
1,800	Fuji Soft, Inc.	38,107
1,100	Fujimi, Inc.	18,864
4,000	Fujitec Co. Ltd.	27,920
6,000	Fukuyama Transporting Co. Ltd.	30,769
1,000	Funai Electric Co. Ltd.	13,664
31,000	Furukawa Co. Ltd.(a)	32,950
8,000	Furukawa-Sky Aluminum Corp.	23,318
1,700	Futaba Corp.	18,088
8,600	Futaba Industrial Co. Ltd.(a)	39,202
1,000	Fuyo General Lease Co. Ltd.	35,832
49	Geo Corp.	49,236
2,700	Glory Ltd.	63,225
16,000	Godo Steel Ltd.	32,259
910	Goldcrest Co. Ltd.	17,340
11,000	GS Yuasa Corp.	39,294
470	Gulliver International Co. Ltd.	19,982
16,000	Gunze Ltd.	42,954
7,000	H2O Retailing Corp.	57,528
1,500	Hamamatsu Photonics KK	57,446
1,100	Heiwa Corp.	18,659
2,700	Heiwa Real Estate Co. Ltd.	36,598
1,700	Heiwado Co. Ltd.	24,552
7,000	Higo Bank Ltd. (The)	43,261
900	Hikari Tsushin, Inc.	41,716
15,000	Hino Motors Ltd.	157,791
700	Hirose Electric Co. Ltd.	83,377
21,000	Hiroshima Bank Ltd. (The)	89,513
1,100	HIS Co. Ltd.	37,607
1,000	Hisamitsu Pharmaceutical Co., Inc.	53,638
19,000	Hitachi Cable Ltd.(a)	29,564
2,400	Hitachi Capital Corp.	47,890
5,800	Hitachi Chemical Co. Ltd.	81,795
5,000	Hitachi Construction Machinery Co. Ltd.	115,001
2,500	Hitachi High-Technologies Corp.	49,830
2,800	Hitachi Koki Co. Ltd.	22,428
4,000	Hitachi Kokusai Electric, Inc.	33,180

5,000	Hitachi Metals Ltd.	$43,009
1,900	Hitachi Transport System Ltd.	28,835
53,000	Hitachi Zosen Corp.	84,791
500	Hogy Medical Co. Ltd.	24,189
15,000	Hokkoku Bank Ltd. (The)	61,801
6,000	Hokuetsu Kishu Paper Co. Ltd.	30,769
1,000	Hokuto Corp.	18,803
1,100	Horiba Ltd.	32,231
2,300	Hoshizaki Electric Co. Ltd.	68,551
7,900	Hosiden Corp.	43,369
2,600	House Foods Corp.	39,345
4,400	Hulic Co. Ltd.	27,916
8,000	Hyakugo Bank Ltd. (The)	34,714
8,000	Hyakujushi Bank Ltd. (The)	29,980
1,200	IBJ Leasing Co. Ltd.	32,216
4,200	Iino Kaiun Kaisha Ltd.	19,375
700	Inaba Denki Sangyo Co. Ltd.	21,738
3,500	Inabata & Co. Ltd.	23,663
15,000	Iseki & Co. Ltd.	40,763
31,000	Ishihara Sangyo Kaisha Ltd.(a)	25,816
7,600	IT Holdings Corp.	107,679
3,900	ITO EN Ltd.	75,940
1,000	ITOCHU Techno-Solutions Corp.	43,502
11,000	Itoham Foods, Inc.	50,022
11,000	Iwatani Corp.	41,826
10,000	Iyo Bank Ltd. (The)	81,964
3,500	Izumi Co. Ltd.	74,786
15,000	Jaccs Co. Ltd.	76,923
1,000	JAFCO Co. Ltd.	34,626
3,200	Japan Airport Terminal Co. Ltd.	33,557
3,000	Japan Aviation Electronics Industry Ltd.	22,025
1,600	Japan Petroleum Exploration Co. Ltd.	59,084
5,100	Japan Securities Finance Co. Ltd.	35,095
10,000	Japan Steel Works Ltd. (The)	57,857
9,000	Juroku Bank Ltd. (The)	31,558
11,700	JVC KENWOOD Holdings, Inc.	40,513
1,000	Kadokawa Group Holdings, Inc.	26,989
3,100	Kagome Co. Ltd.	58,019
7,000	Kagoshima Bank Ltd. (The)	45,179
2,000	Kaken Pharmaceutical Co. Ltd.	32,895
3,000	Kamei Corp.	26,101
9,000	Kamigumi Co. Ltd.	73,570
2,000	Kanamoto Co. Ltd.	31,865
8,000	Kandenko Co. Ltd.	36,029
16,000	Kaneka Corp.	85,733
86,000	Kanematsu Corp.(a)	131,931
7,000	Kansai Paint Co. Ltd.	78,008
1,500	Kato Sangyo Co. Ltd.	28,057
6,000	Kayaba Industry Co. Ltd.	24,523
12,000	Keihan Electric Railway Co. Ltd.	55,095
2,400	Keihin Corp.	33,399
10,000	Keikyu Corp.	85,032
10,000	Keisei Electric Railway Co. Ltd.	88,867
8,000	Keiyo Bank Ltd. (The)	38,045
176	Kenedix, Inc.(a)	55,060
6,800	Kewpie Corp.	90,384
7,000	Kikkoman Corp.	105,008
600	Kintetsu World Express, Inc.	19,724
1,900	Kissei Pharmaceutical Co. Ltd.	35,831
7,000	Kitz Corp.	36,128
20,000	Kiyo Holdings, Inc.	29,586
700	Kobayashi Pharmaceutical Co. Ltd.	34,210
2,000	Kohnan Shoji Co. Ltd.	24,063
4,000	Koito Manufacturing Co. Ltd.	66,754
6,800	Kokuyo Co. Ltd.	46,943
2,200	Komeri Co. Ltd.	59,038
5,300	Komori Corp.	58,076
3,600	Konami Corp.	76,331
1,100	Kose Corp.	23,239
2,900	K’s Holdings Corp.	79,157
29,000	Kumagai Gumi Co. Ltd.(a)	38,451
8,000	KUREHA Corp.	31,032
3,300	Kurita Water Industries Ltd.	64,944
2,400	Kuroda Electric Co. Ltd.	29,402
1,900	Kyoei Steel Ltd.	35,414
1,900	Kyokuto Kaihatsu Kogyo Co. Ltd.	21,423
2,500	KYORIN Holdings, Inc.	51,063
6,900	Kyowa Exeo Corp.	70,316
8,000	Kyowa Hakko Kirin Co. Ltd.	75,740
39,200	Leopalace21 Corp.(a)	151,199
2,000	Lintec Corp.	36,993
11,000	Lion Corp.	52,794
1,200	Mabuchi Motor Co. Ltd.	53,978
16,000	Maeda Corp.	62,590
4,000	Maeda Road Construction Co. Ltd.	59,829
4,000	Makino Milling Machine Co. Ltd.	25,466
800	Mandom Corp.	23,835
4,000	Marudai Food Co. Ltd.	13,281
54,000	Maruha Nichiro Holdings, Inc.	94,083
3,200	Maruichi Steel Tube Ltd.	71,322
3,400	Matsui Securities Co. Ltd.	31,370
3,400	Matsumotokiyoshi Holdings Co. Ltd.	82,709
1,000	Max Co. Ltd.	11,966
3,900	Megmilk Snow Brand Co. Ltd.	67,393
9,000	Meidensha Corp.	28,501
1,600	Meitec Corp.	40,973
23,000	Minebea Co. Ltd.	77,876
1,000	Ministop Co. Ltd.	16,743
1,600	Miraca Holdings, Inc.	66,886
3,400	Mirait Holdings Corp.	28,315
6,300	Misawa Homes Co. Ltd.	87,880
800	MISUMI Group, Inc.	21,065
5,000	Mitsubishi Logistics Corp.	75,170
25,000	Mitsubishi Paper Mills Ltd.(a)	24,655
1,000	Mitsubishi Shokuhin Co. Ltd.	28,874
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	15,691
7,100	Mitsubishi Tanabe Pharma Corp.	95,460
1,930	Mitsubishi UFJ Lease & Finance Co. Ltd.	87,871
8,000	Mitsui Matsushima Co. Ltd.	21,828
6,000	Mitsui Sugar Co. Ltd.	19,001
4,000	Mitsui-Soko Co. Ltd.	17,445
9,800	Mitsumi Electric Co. Ltd.(a)	52,512
1,100	Miura Co. Ltd.	28,784
3,000	Mochida Pharmaceutical Co. Ltd.	38,494
87	Monex Group, Inc.	25,511
5,000	Mori Seiki Co. Ltd.	47,118
18,000	Morinaga Milk Industry Co. Ltd.	57,988
900	MOS Food Services, Inc.	16,884
1,600	Musashi Seimitsu Industry Co. Ltd.	32,645
1,600	Musashino Bank Ltd. (The)	54,876
1,000	Nabtesco Corp.	20,842
7,000	Nachi-Fujikoshi Corp.	28,457
5,700	Nagase & Co. Ltd.	62,272
7,000	Nanto Bank Ltd. (The)	30,451

1,500	NEC Fielding Ltd.	$18,014
500	NEC Mobiling Ltd.	22,847
1,700	NEC Networks & System Integration Corp.	32,022
2,400	NET One Systems Co. Ltd.	23,090
5,000	NGK Spark Plug Co. Ltd.	63,555
9,900	NHK Spring Co. Ltd.	86,893
6,000	Nichias Corp.	32,742
2,700	Nichicon Corp.	22,249
700	Nichiden Corp.	16,415
1,700	Nichii Gakkan Co.	14,660
19,000	Nichirei Corp.	94,521
1,700	Nifco, Inc.	35,393
1,200	Nihon Kohden Corp.	38,225
1,000	Nihon Parkerizing Co. Ltd.	16,546
6,100	Nihon Unisys Ltd.	49,864
2,000	Nikkiso Co. Ltd.	21,784
5,000	Nippo Corp.	67,280
6,000	Nippon Carbon Co. Ltd.	11,571
7,000	Nippon Chemi-Con Corp.(a)	14,957
12,500	Nippon Coke & Engineering Co. Ltd.	18,628
6,000	Nippon Denko Co. Ltd.	17,488
5,000	Nippon Flour Mills Co. Ltd.	21,094
6,000	Nippon Kayaku Co. Ltd.	67,916
2,300	Nippon Konpo Unyu Soko Co. Ltd.	31,957
57,400	Nippon Light Metal Holdings Co. Ltd.(a)	66,042
7,000	Nippon Paint Co. Ltd.	63,051
4,000	Nippon Road Co. Ltd. (The)	17,927
1,000	Nippon Shinyaku Co. Ltd.	12,579
7,000	Nippon Shokubai Co. Ltd.	67,806
3,500	Nippon Signal Co. Ltd.	24,315
8,000	Nippon Soda Co. Ltd.	36,380
22,100	Nippon Suisan Kaisha Ltd.	44,074
3,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	22,025
2,500	Nippon Television Holdings, Inc.	35,640
3,000	Nippon Thompson Co. Ltd.	11,834
15,000	Nippon Yakin Kogyo Co. Ltd.(a)	21,696
5,500	Nipro Corp.	40,680
26,000	Nishimatsu Construction Co. Ltd.	48,718
35,000	Nishi-Nippon City Bank Ltd. (The)	90,894
8,000	Nishi-Nippon Railroad Co. Ltd.	32,435
8,700	Nissan Chemical Industries Ltd.	105,342
3,000	Nissan Shatai Co. Ltd.	37,442
4,500	Nissen Holdings Co. Ltd.	16,371
2,800	Nissha Printing Co. Ltd.(a)	45,163
12,000	Nisshin Oillio Group Ltd. (The)	43,918
1,100	Nisshin Steel Holdings Co. Ltd.(a)	8,257
8,000	Nisshinbo Holdings, Inc.	60,925
3,000	Nissin Kogyo Co. Ltd.	45,069
600	Nitori Holdings Co. Ltd.	45,957
900	Nitta Corp.	15,454
3,000	Nittetsu Mining Co. Ltd.	13,412
8,000	Nitto Boseki Co. Ltd.	32,873
8,000	NOF Corp.	36,906
4,400	Nomura Real Estate Holdings, Inc.	80,373
5,000	Noritake Co. Ltd.	12,875
2,200	Noritz Corp.	39,535
17,800	North Pacific Bank Ltd.(a)	56,954
800	NS Solutions Corp.	16,060
9,000	NS United Kaiun Kaisha Ltd.(a)	14,201
2,100	NSD Co. Ltd.	19,490
52	NTT Urban Development Corp.	52,080
160	OBIC Co. Ltd.	34,311
8,000	Ogaki Kyoritsu Bank Ltd. (The)	26,211
1,000	Oiles Corp.	20,403
3,800	Okabe Co. Ltd.	28,023
4,000	Okamura Corp.	27,876
5,000	Okasan Securities Group, Inc.	31,394
87,000	Oki Electric Industry Co. Ltd.(a)	99,145
1,600	Okinawa Electric Power Co., Inc. (The)	52,597
5,000	OKUMA Corp.	37,804
10,000	Okumura Corp.	39,448
2,000	Okuwa Co. Ltd.	23,296
9,000	Onward Holdings Co. Ltd.	68,146
1,100	Oracle Corp. Japan	45,924
32,500	Orient Corp.(a)	121,795
2,100	OSG Corp.	27,291
600	Otsuka Corp.	49,244
10,000	Pacific Metals Co. Ltd.	52,159
2,400	Paltac Corp.	29,980
5,000	PanaHome Corp.	31,942
3,200	Parco Co. Ltd.	33,276
2,900	Park24 Co. Ltd.	52,464
14,500	Penta-Ocean Construction Co. Ltd.	36,703
16,700	Pioneer Corp.(a)	41,723
1,100	Pola Orbis Holdings, Inc.	33,545
5,000	Press Kogyo Co. Ltd.	22,025
21,000	Prima Meat Packers Ltd.	40,270
16,000	Rengo Co. Ltd.	81,525
2,200	Resorttrust, Inc.	47,876
800	Ricoh Leasing Co. Ltd.	22,003
4,000	Riken Corp.	14,902
900	Rinnai Corp.	63,708
1,000	Riso Kagaku Corp.	19,833
3,000	Rohto Pharmaceutical Co. Ltd.	37,607
3,800	Round One Corp.	22,110
9,000	Ryobi Ltd.	22,682
1,500	Ryohin Keikaku Co. Ltd.	85,306
2,400	Ryosan Co. Ltd.	46,785
2,900	Ryoyo Electro Corp.	26,439
1,700	Saizeriya Co. Ltd.	22,596
5,000	Sakai Chemical Industry Co. Ltd.	14,793
1,200	Sakata Seed Corp.	14,451
11,000	Sanden Corp.	45,080
1,500	Sangetsu Co. Ltd.	37,755
9,000	San-in Godo Bank Ltd. (The)	71,499
9,000	Sanken Electric Co. Ltd.	35,996
3,000	Sanki Engineering Co. Ltd.	16,141
2,400	Sankyo Tateyama, Inc.(a)	50,441
21,000	Sankyu, Inc.	83,070
2,000	Santen Pharmaceutical Co. Ltd.	82,512
11,000	Sanwa Holdings Corp.	52,553
4,000	Sanyo Chemical Industries Ltd.	22,529
7,000	Sanyo Shokai Ltd.	19,176
8,000	Sanyo Special Steel Co. Ltd.	25,685
24,000	Sapporo Holdings Ltd.	79,947
9,000	Sasebo Heavy Industries Co. Ltd.	10,552
200	Sawai Pharmaceutical Co. Ltd.	20,579
16,000	Seiko Holdings Corp.(a)	51,019
6,000	Senko Co. Ltd.	28,008
6,400	Senshu Ikeda Holdings, Inc.	35,906
8,000	Shiga Bank Ltd. (The)	46,461
1,600	Shima Seiki Manufacturing Ltd.	31,646
8,000	Shimadzu Corp.	53,649

600	Shimamura Co. Ltd.	$59,040
1,600	Shimano, Inc.	109,402
4,500	Shinko Electric Industries Co. Ltd.	34,369
2,400	Shinko Plantech Co. Ltd.	19,671
6,000	Shinmaywa Industries Ltd.	39,974
900	Ship Healthcare Holdings, Inc.	25,828
700	Sho-Bond Holdings Co. Ltd.	25,888
2,000	Shochiku Co. Ltd.	22,288
4,500	Showa Corp.	48,422
1,900	Sintokogio Ltd.	13,928
46	SKY Perfect JSAT Holdings, Inc.	21,649
3,300	Sodick Co. Ltd.	16,995
3,700	Sohgo Security Services Co. Ltd.	49,098
3,024	Sony Corp.	45,131
4,400	Sony Financial Holdings, Inc.	74,442
15,000	Sotetsu Holdings, Inc.	50,296
1,800	Square Enix Holdings Co. Ltd.	22,387
5,500	Stanley Electric Co. Ltd.	90,100
2,100	Star Micronics Co. Ltd.	20,848
1,100	Sugi Holdings Co. Ltd.	37,848
7,100	Sumco Corp.(a)	73,832
16,000	Sumikin Bussan Corp.	51,019
1,800	Sumisho Computer Systems Corp.	33,787
10,000	Sumitomo Bakelite Co. Ltd.	39,996
43,000	Sumitomo Light Metal Industries Ltd.	42,406
29,000	Sumitomo Mitsui Construction Co. Ltd.(a)	31,142
27,000	Sumitomo Osaka Cement Co. Ltd.	90,533
7,300	Sumitomo Rubber Industries Ltd.	97,509
9,000	Sumitomo Warehouse Co. Ltd. (The)	45,365
700	Sundrug Co. Ltd.	26,386
7,000	Suruga Bank Ltd.	91,431
25,000	SWCC Showa Holdings Co. Ltd.	23,011
500	Sysmex Corp.	23,915
4,000	T RAD Co. Ltd.	10,300
1,800	Tachi-S Co. Ltd.	31,696
4,000	Tadano Ltd.	35,547
3,000	Taihei Dengyo Kaisha Ltd.	17,456
3,000	Taihei Kogyo Co. Ltd.	12,064
1,700	Taikisha Ltd.	34,332
7,800	Taiyo Yuden Co. Ltd.	70,342
7,000	Takara Holdings, Inc.	58,679
3,000	Takara Standard Co. Ltd.	21,302
3,400	Takasago Thermal Engineering Co. Ltd.	26,340
2,500	Takata Corp.	50,542
700	Tamron Co. Ltd.	19,767
15,000	Tekken Corp.	23,340
4,300	THK Co. Ltd.	74,824
16,000	Toa Corp.	24,896
11,000	Toagosei Co. Ltd.	45,442
12,000	Toda Corp.	33,005
4,000	Toei Co. Ltd.	21,565
6,000	Toho Bank Ltd. (The)	19,066
4,800	Toho Co. Ltd.	91,992
7,000	Toho Zinc Co. Ltd.	30,298
8,000	Tokai Carbon Co. Ltd.	31,646
2,700	Tokai Rika Co. Ltd.	44,260
2,400	Tokai Rubber Industries Ltd.	24,799
9,000	Tokai Tokyo Financial Holdings, Inc.	45,168
520	Token Corp.	29,060
28,000	Tokuyama Corp.	55,840
2,100	Tokyo Broadcasting System Holdings, Inc.	24,530
9,000	Tokyo Dome Corp.	34,418
1,700	Tokyo Ohka Kogyo Co. Ltd.	33,102
7,000	Tokyo Rope Manufacturing Co. Ltd.	10,048
900	Tokyo Seimitsu Co. Ltd.	15,464
9,200	Tokyo Steel Manufacturing Co. Ltd.	48,188
24,000	Tokyo Tatemono Co. Ltd.	112,558
1,500	Tokyo Tomin Bank Ltd. (The)	15,204
4,200	Tomony Holdings, Inc.	18,271
4,700	Tomy Co. Ltd.	25,339
3,000	Toppan Forms Co. Ltd.	28,074
12,000	Topy Industries Ltd.	28,271
3,000	Toshiba Machine Co. Ltd.	13,741
2,000	Toshiba Plant Systems & Services Corp.	27,986
11,000	Toshiba TEC Corp.	63,642
2,200	Totetsu Kogyo Co. Ltd.	31,556
15,000	TOTO Ltd.	119,001
3,800	Toyo Construction Co. Ltd.	12,658
6,000	Toyo Engineering Corp.	27,876
11,000	Toyo Ink SC Holdings Co. Ltd.	48,334
4,000	Toyo Kohan Co. Ltd.	14,157
3,000	Toyo Suisan Kaisha Ltd.	83,432
400	Toyo Tanso Co. Ltd.	9,709
11,000	Toyo Tire & Rubber Co. Ltd.	37,968
3,700	Toyoda Gosei Co. Ltd.	82,141
7,600	Toyota Boshoku Corp.	99,601
1,800	transcosmos, Inc.	22,347
2,800	Trend Micro, Inc.(a)	81,950
2,500	TS Tech Co. Ltd.	48,351
7,000	Tsubakimoto Chain Co.	37,278
1,600	Tsumura & Co.	52,772
500	Tsuruha Holdings, Inc.	41,968
1,200	TV Asahi Corp.	18,527
3,900	Ulvac, Inc.(a)	34,701
1,500	Unicharm Corp.	79,717
4,000	Uniden Corp.	9,993
1,100	Unipres Corp.	24,360
52,000	Unitika Ltd.(a)	29,630
3,800	Ushio, Inc.	41,140
620	USS Co. Ltd.	69,704
3,500	Valor Co. Ltd.	56,032
4,000	Wacoal Holdings Corp.	41,858
1,100	Xebio Co. Ltd.	22,540
240	Yahoo! Japan Corp.	94,543
4,000	Yamagata Bank Ltd. (The)	17,927
2,000	Yamato Kogyo Co. Ltd.	57,353
7,000	Yamazaki Baking Co. Ltd.	78,545
3,600	Yamazen Corp.	26,706
6,000	Yaskawa Electric Corp.	56,213
7,000	Yodogawa Steel Works Ltd.	25,005
2,000	Yokogawa Bridge Holdings Corp.	19,220
8,800	Yokogawa Electric Corp.	98,260
2,400	Yokohama Reito Co. Ltd.	16,884
1,000	Yorozu Corp.	14,398
16	Yoshinoya Holdings Co. Ltd.	19,180
19,000	Yuasa Trading Co. Ltd.	37,267
3,000	Yurtec Corp.	10,026
2,800	Zensho Co. Ltd.	32,216
7,000	Zeon Corp.	60,826
		21,351,326
	Jersey Island - 0.3%
6,508	Atrium European Real Estate Ltd.	40,186
22,139	Beazley PLC	64,409
4,263	Cape PLC	15,021

6,951	Heritage Oil PLC(a)	$21,953
442	Randgold Resources Ltd.	41,836
27,735	Regus PLC	51,975
		235,380
	Luxembourg - 0.2%
9,392	AZ Electronic Materials SA	55,542
7,693	GAGFAH SA(a)	94,086
		149,628
	Malaysia - 0.0%
23,000	Parkson Retail Group Ltd.	17,734

	Netherlands - 1.7%
4,248	Aalberts Industries NV	95,460
791	Accell Group	15,230
1,913	AMG Advanced Metallurgical Group NV(a)	17,416
2,776	Arcadis NV	73,008
1,479	ASM International NV	58,943
3,202	BinckBank NV	31,020
1,784	Eurocommercial Properties NV REIT	71,074
1,566	Gemalto NV	139,402
5,526	Grontmij NV CVA(a)	24,521
1,428	Koninklijke Ten Cate NV	38,719
960	Koninklijke Vopak NV	65,533
11,663	Koninklijke Wessanen NV	36,650
3,140	Mediq NV	59,330
3,249	Nieuwe Steen Investments Funds NV REIT	28,225
6,543	QIAGEN NV(a)	137,396
540	Sligro Food Group NV	17,387
1,276	TKH Group NV CVA	34,814
7,388	TomTom NV(a)	38,349
793	Unit 4 NV	26,561
1,597	Vastned Retail NV REIT	72,078
1,320	Wereldhave NV REIT	90,986
		1,172,102
	New Zealand - 0.6%
24,321	Auckland International Airport Ltd.	57,942
25,080	Chorus Ltd.	60,067
11,451	Contact Energy Ltd.(a)	50,231
14,290	Fisher & Paykel Healthcare Corp. Ltd.	28,581
23,532	Goodman Property Trust REIT	20,270
10,785	Infratil Ltd.	22,296
31,871	Kiwi Income Property Trust REIT	30,666
9,060	Nuplex Industries Ltd.	25,125
26,397	Precinct Properties New Zealand Ltd.	22,626
19,365	Sky City Entertainment Group Ltd.	64,605
5,760	Sky Network Television Ltd.	25,073
		407,482
	Norway - 1.2%
4,182	Atea ASA	49,654
5,255	Austevoll Seafood ASA	29,757
3,552	Cermaq ASA	60,990
10,667	DNO International ASA(a)	18,102
1,097	Fred Olsen Energy ASA	52,301
1,086	Kongsberg Gruppen ASA	26,087
11,720	Kvaerner ASA	33,826
1,129	Leroy Seafood Group ASA	32,378
1,368	Norwegian Air Shuttle ASA(a)	41,606
25,156	Norwegian Energy Co. ASA(a)	22,333
17,443	Norwegian Property ASA	26,828
8,994	ProSafe SE	85,431
112,140	Renewable Energy Corp. ASA(a)	21,713
2,073	Schibsted ASA	83,193
2,403	Sparebanken 1 SMN	18,173
3,971	Subsea 7 SA	95,894
3,573	TGS Nopec Geophysical Co. ASA	133,144
3,094	Tomra Systems ASA	26,280
		857,690
	Portugal - 0.5%
33,289	Banco BPI SA(a)	57,296
5,220	Jeronimo Martins SGPS SA	110,925
8,565	Portucel Empresa Produtora de Pasta e Papel SA	33,088
6,313	Redes Energeticas Nacionais SGPS SA	19,821
2,197	Semapa-Sociedade de Investimento e Gestao SGPS SA	21,174
59,803	Sonae SGPS SA	59,259
15,722	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	67,267
		368,830
	Singapore - 2.6%
60,000	Ascendas REIT	122,637
27,000	Ascendas India Trust	17,887
31,000	Ascott Residence Trust REIT	34,686
41,000	Cambridge Industrial Trust REIT	23,517
81,000	CapitaCommercial Trust REIT	108,955
64,000	CapitaMall Trust REIT	109,614
33,000	CapitaMalls Asia Ltd.	57,586
18,000	CDL Hospitality Trusts REIT	29,375
42,000	Cosco Corp. Singapore Ltd.	32,235
19,000	Ezra Holdings Ltd.(a)	18,266
59,000	Fortune REIT(a)	52,568
9,000	Hong Leong Asia Ltd.	12,324
16,000	Indofood Agri Resources Ltd.	16,869
23,000	Keppel Land Ltd.	79,157
65,000	Lippo-Malls Indonesia Retail Trust REIT	27,569
16,000	M1 Ltd.	35,935
53,000	Mapletree Logistics Trust REIT	50,097
80,000	Neptune Orient Lines Ltd.(a)	83,051
48,300	Olam International Ltd.	63,019
11,000	Sakari Resources Ltd.	16,663
22,000	SembCorp Marine Ltd.	84,068
6,000	SIA Engineering Co.	23,994
27,000	Singapore Airport Terminal Services Ltd.	66,529
16,000	Singapore Exchange Ltd.	100,695
53,000	Singapore Post Ltd.	51,810
26,000	SMRT Corp. Ltd.	34,238
25,000	StarHub Ltd.	78,769
89,000	Suntec REIT	121,873
1,700	Triyards Holdings Ltd.(a)	1,133
24,000	UOL Group Ltd.	121,183
15,000	Venture Corp. Ltd.	102,884
36,000	Wing Tai Holdings Ltd.	55,405
		1,834,591
	South Korea - 5.9%
64	Amorepacific Corp.(a)	64,357
318	Amorepacific Group, Inc.(a)	120,317
7,800	Asiana Airlines(a)	43,193
328	Binggrae Co. Ltd.(a)	36,748
660	Capro Corp.(a)	6,637
1,965	Cheil Worldwide, Inc.(a)	40,421
850	CJ CGV Co. Ltd.(a)	28,726
344	CJ CheilJedang Corp.(a)	117,202
612	CJ Korea Express Co. Ltd.(a)	67,443
1,496	Daeduck Electronics Co.(a)	13,546

2,910	Daekyo Co. Ltd.	$18,092
2,010	Daesang Corp.(a)	50,946
6,470	Daewoo Engineering & Construction Co. Ltd.(a)	53,772
1,160	Daewoo Industrial Development Co. Ltd.(a)	—
2,070	Daewoo International Corp.(a)	70,716
1,622	Daewoo Motor Sales Corp.(a)	—
7,640	Daewoo Securities Co. Ltd.	83,842
4,220	Daishin Securities Co. Ltd.	41,467
1,970	Daishin Securities Co. Ltd. (Preference)	12,429
440	Dong-A Pharmaceutical Co. Ltd., Class A(a)	47,680
2,530	Dongbu Hitek Co. Ltd.(a)	15,218
4,550	Dongbu Steel Co. Ltd.(a)	15,544
3,520	Doosan Infracore Co. Ltd.(a)	52,044
347	E1 Corp.(a)	21,127
1,660	Halla Climate Control Corp.(a)	37,196
639	Handsome Co. Ltd.(a)	14,876
3,789	Hanjin Heavy Industries & Construction Co. Ltd.(a)	34,100
7,100	Hanjin Shipping Co. Ltd.(a)	76,286
1,413	Hanjin Transportation Co. Ltd.(a)	27,899
6,570	Hansol Paper Co.(a)	62,145
1,210	Hansol Technics Co. Ltd.(a)	16,501
3,431	Hanwha Chemical Corp.(a)	60,653
4,372	Hanwha Investment & Securities Co. Ltd.	16,783
1,117	Hite Jinro Co. Ltd.(a)	32,825
54	Honam Petrochemical Corp.(a)	12,522
681	Hotel Shilla Co. Ltd.	28,674
178	Hyundai Elevator Co. Ltd.(a)	16,068
92	Hyundai Glovis Co. Ltd.(a)	17,151
1,610	Hyundai Greenfood Co. Ltd.(a)	24,322
950	Hyundai Hysco Co. Ltd.(a)	32,890
3,530	Hyundai Merchant Marine Co. Ltd.(a)	66,293
9,120	Hyundai Securities Co.	74,288
4,020	Jeonbuk Bank	17,148
313	KCC Corp.	83,645
2,180	Keangnam Enterprises Ltd.(a)	12,913
950	Kolon Corp.(a)	15,267
4,980	Kolon Engineering & Construction Co. Ltd.(a)	18,796
1,345	Kolon Industries, Inc.(a)	76,086
1,990	Korea Investment Holdings Co. Ltd.	77,303
673	Korea Line Corp.(a)	4,264
4,567	Korean Reinsurance Co.	48,022
740	LG Fashion Corp.(a)	19,300
371	LG Hausys Ltd.	25,314
101	LG Household & Health Care Ltd.	56,300
466	LG Innotek Co. Ltd.(a)	32,738
3,890	LIG Insurance Co. Ltd.	91,273
42	Lotte Chilsung Beverage Co. Ltd.(a)	56,158
33	Lotte Confectionery Co. Ltd.(a)	52,276
250	LS Industrial Systems Co. Ltd.	15,474
389	Mando Corp.	43,225
5,125	Meritz Fire & Marine Insurance Co. Ltd.	62,596
707	Mirae Asset Securities Co. Ltd.	24,510
27	Namyang Dairy Products Co. Ltd.(a)	23,803
88	Ncsoft Corp.	11,152
470	NHN Corp.(a)	104,020
233	Nong Shim Co. Ltd.	59,698
66	Orion Corp.(a)	61,641
162	Ottogi Corp.(a)	35,333
1,800	Poongsan Corp.(a)	47,689
1,040	S&T Dynamics Co. Ltd.(a)	11,270
580	S&T Motiv Co. Ltd.(a)	12,384
781	S1 Corp.	46,835
1,912	Samsung Card Co. Ltd.	62,860
451	Samsung Engineering Co. Ltd.	64,403
1,473	Samsung Techwin Co. Ltd.	77,916
678	Samyang Corp.(a)	42,214
1,373	Seah Besteel Corp.(a)	37,385
273	SFA Engineering Corp.(a)	11,984
1,656	SK Chemicals Co. Ltd.	90,942
433	SK Gas Co. Ltd.	31,851
10,530	SK Networks Co. Ltd.	77,844
580	SKC Co. Ltd.(a)	18,589
9,920	Ssangyong Motor Co.(a)	55,115
1,910	STX Engine Co. Ltd.(a)	14,032
12,230	STX Pan Ocean Co. Ltd.(a)	63,681
24	Taekwang Industrial Co. Ltd.(a)	21,335
5,210	Taeyoung Engineering & Construction(a)	26,554
5,562	Taihan Electric Wire Co. Ltd.(a)	20,584
2,470	Tong Yang Life Insurance	26,879
17,270	Tong Yang Securities, Inc.	64,232
30,740	Tongyang, Inc.(a)	52,084
19,450	Woongjin Chemical Co. Ltd.(a)	17,487
2,600	Woongjin Coway Co. Ltd.(a)	112,937
1,440	Woongjin Thinkbig Co. Ltd.(a)	10,368
6,730	Woori Investment & Securities Co. Ltd.	76,328
19	Young Poong Corp.(a)	16,960
870	Youngone Corp.(a)	30,280
388	Youngone Holdings Co. Ltd.(a)	23,944
336	Yuhan Corp.(a)	56,621
		4,124,781
	Spain - 2.1%
15,411	Abengoa SA, Class B(a)	41,419
3,706	Abengoa SA	11,168
3,067	Almirall SA	37,968
6,206	Antena 3 de Television SA	36,476
6,026	Banco Espanol de Credito SA	31,001
3,674	Bolsas y Mercados Espanoles	102,908
3,775	Caja de Ahorros del Mediterraneo(a)	—
115	Construcciones y Auxiliar de Ferrocarriles SA	57,586
52,112	Deoleo SA(a)	20,867
2,704	Duro Felguera SA	19,637
5,233	Ebro Foods SA	105,839
13,448	EDP Renovaveis SA(a)	76,668
13,089	Ence Energia y Celulosa S.A	39,087
2,312	Grifols SA(a)	78,615
2,145	Grupo Catalana Occidente SA	45,945
16,208	Mediaset Espana Comunicacion SA	122,302
4,811	Melia Hotels International SA	39,052
25,599	NH Hoteles SA(a)	100,769
745	Pescanova SA	16,666
63,906	Promotora de Informaciones SA, Class A(a)	23,855
10,252	Prosegur Cia de Seguridad SA	64,014
1,889	Red Electrica Corporacion SA	105,155
28,074	Sacyr Vallehermoso SA(a)	64,402
1,172	Tecnicas Reunidas SA	59,602
8,302	Tubacex SA(a)	28,285
967	Viscofan SA	50,562
6,252	Zardoya Otis SA	95,982
		1,475,830

	Sweden - 2.6%
1,272	AarhusKarlshamn AB	$54,174
896	AF AB, Class B	21,685
615	Avanza Bank Holding AB	14,981
1,409	Axfood AB	58,281
645	Axis Communications AB	16,016
622	Betsson AB	20,821
6,552	Billerudkorsnas AB	69,761
5,745	Bure Equity AB	21,217
6,085	Castellum AB	89,700
2,916	Elekta AB, Class B	43,352
31,528	Eniro AB(a)	71,845
8,828	Fabege AB	96,423
1,182	Hakon Invest AB	24,241
6,098	Haldex AB	36,417
4,994	Hexagon AB, Class B	134,050
1,039	Hoganas AB, Class B	42,944
4,073	Hufvudstaden AB, Class A	52,648
1,232	Intrum Justitia AB	19,942
2,606	JM AB	53,549
6,523	Klovern AB	28,089
11,943	Kungsleden AB	73,763
3,974	Lindab International AB	28,423
3,545	Loomis AB, Class B	58,776
1,540	Lundbergforetagen AB, Class B	60,263
2,335	Lundin Petroleum AB(a)	59,924
8,732	Meda AB, Class A	101,961
1,894	Modern Times Group AB, Class B	69,324
1,274	NIBE Industrier AB, Class B	20,022
6,112	Nobia AB(a)	37,077
15,964	Peab AB	83,093
2,321	Saab AB, Class B	50,154
62,830	SAS AB(a)	133,794
3,041	Wallenstam AB, Class B	37,874
2,418	Wihlborgs Fastigheter AB	38,665
		1,823,249
	Switzerland - 3.1%
1,802	Actelion Ltd.	89,259
1,242	AFG Arbonia-Forster Holding AG(a)	33,625
194	Allreal Holding AG	29,404
443	Autoneum Holding AG(a)	26,517
121	Banque Cantonale Vaudoise	64,620
47	Barry Callebaut AG	47,310
145	Basler Kantonalbank	15,702
10	Belimo Holding AG	19,868
311	Bucher Industries AG	65,240
79	Burckhardt Compression Holding AG	27,895
346	Dufry Group(a)	47,235
1,816	EFG International AG	21,341
424	EMS-Chemie Holding AG	107,804
106	Flughafen Zuerich AG	47,179
79	Forbo Holding AG	53,057
107	Galenica AG	63,753
1,692	Gategroup Holding AG	42,370
201	Georg Fischer AG	85,875
500	Huber & Suhner AG	25,426
96	Kaba Holding AG, Class B	40,488
4,096	Kudelski SA	47,236
156	Kuoni Reisen Holding AG, Class B	47,331
10,450	Logitech International SA	70,240
1,650	Meyer Burger Technology AG(a)	15,367
131	Mobimo Holding AG	30,646
6,026	Nobel Biocare Holding AG	63,139
12,413	OC Oerlikon Corp. AG	152,691
809	Panalpina Welttransport Holding AG	81,522
144	Partners Group Holding AG	33,798
1,045	PSP Swiss Property AG	100,139
325	Rieter Holding AG	63,536
8,912	Schmolz + Bickenbach AG	25,155
35	Schweiter Technologies AG	21,258
32	Sika AG	80,694
606	Sonova Holding AG	70,084
69	St. Galler Kantonalbank AG	29,347
180	Straumann Holding AG	24,237
909	Swiss Prime Site AG	76,823
197	Tecan Group AG	18,651
1,020	Temenos Group AG(a)	20,837
573	Valiant Holding	56,891
225	Valora Holding AG	49,250
1,297	Vontobel Holding AG	41,738
300	Zehnder Group AG	14,201
		2,188,779
	United Kingdom - 9.4%
24,720	Aberdeen Asset Management PLC	157,710
34,312	Aegis Group PLC	127,785
13,688	Afren PLC(a)	31,120
2,966	African Barrick Gold Ltd.	16,731
7,316	ARM Holdings PLC	100,101
6,373	Ashmore Group PLC	36,082
21,698	Ashtead Group PLC	156,181
771	Aveva Group PLC	26,416
22,200	BBA Aviation PLC	78,137
7,760	Bellway PLC	136,564
5,937	Berendsen PLC	57,418
3,788	Berkeley Group Holdings PLC (The)(a)	109,904
1,973	Betfair Group PLC	20,817
5,812	Big Yellow Group PLC REIT	34,094
10,419	Bodycote PLC	76,317
69,691	Booker Group PLC	116,237
6,622	Bovis Homes Group PLC	62,836
9,310	Brewin Dolphin Holdings PLC	30,849
13,213	Britvic PLC	94,017
13,503	Cairn Energy PLC(a)	61,442
11,666	Capital & Counties Properties PLC	44,760
1,899	Carpetright PLC(a)	20,473
3,858	Chemring Group PLC	17,347
5,738	Cineworld Group PLC	24,381
3,164	Computacenter PLC	22,664
1,904	Croda International PLC	73,173
7,998	CSR PLC	45,776
15,287	Daily Mail & General Trust PLC, Class A	145,421
7,846	Dairy Crest Group PLC	51,798
2,611	Derwent London PLC REIT	89,333
4,139	Devro PLC	22,377
2,364	Domino Printing Sciences PLC	24,681
26,573	Electrocomponents PLC	104,146
12,095	Elementis PLC	40,500
16,575	Enquest PLC(a)	33,952
41,030	Enterprise Inns PLC(a)	58,871
40,859	Essar Energy PLC(a)	84,667
24,062	F&C Asset Management PLC	40,247
4,366	Fenner PLC	26,228
3,604	Ferrexpo PLC	14,548
734	Fidessa Group PLC	17,910

5,468	Filtrona PLC	$49,935
1,234	Fresnillo PLC	32,438
2,275	Galliford Try PLC	29,649
5,239	Gem Diamonds Ltd.(a)	13,290
51,000	Genting Singapore PLC	63,863
979	Genus PLC	22,041
3,341	Go-Ahead Group PLC	69,126
10,439	Grainger PLC	20,672
10,048	Great Portland Estates PLC REIT	77,502
4,574	Greggs PLC	34,664
13,838	Halfords Group PLC	74,726
8,944	Halma PLC	65,286
15,627	Hansteen Holdings PLC REIT	20,861
2,716	Hargreaves Lansdown PLC	29,755
2,299	Hikma Pharmaceuticals PLC	29,396
2,740	Hochschild Mining PLC	18,367
12,969	Homeserve PLC	47,703
17,440	Howden Joinery Group PLC	51,872
3,933	Hunting PLC	52,815
10,829	IG Group Holdings PLC	76,573
13,577	International Personal Finance PLC	86,834
8,608	Interserve PLC	60,650
2,428	Intertek Group PLC	119,680
5,796	ITE Group PLC	23,525
4,801	Jardine Lloyd Thompson Group PLC	59,752
6,615	JD Wetherspoon PLC	53,750
8,285	Jupiter Fund Management PLC	42,743
17,726	KCOM Group PLC	20,207
2,143	Kier Group PLC	45,698
16,143	Laird PLC	57,177
6,841	London Stock Exchange Group PLC	130,587
13,237	Londonmetric Property PLC REIT	23,190
58,376	Marston’s PLC	123,650
22,154	Melrose Industries PLC	81,980
8,348	Michael Page International PLC	53,894
4,165	Micro Focus International PLC	40,314
7,424	Millennium & Copthorne Hotels PLC	64,031
18,362	Mitie Group PLC	82,067
9,489	Morgan Crucible Co. PLC	41,823
10,452	Mothercare PLC(a)	51,370
10,680	N Brown Group PLC	62,447
5,136	New World Resources PLC, Class A	23,614
22,594	Pace PLC	80,849
16,519	Paragon Group of Cos. PLC	73,620
3,801	Petrofac Ltd.	98,711
3,925	Petropavlovsk PLC	21,662
17,193	Premier Farnell PLC	57,843
9,471	Premier Oil PLC(a)	56,114
6,100	PZ Cussons PLC	37,602
29,117	Qinetiq Group PLC	86,787
985	Rathbone Brothers PLC	21,004
9,677	Redrow PLC(a)	28,552
8,964	Restaurant Group PLC	53,522
1,341	Rotork PLC	56,278
6,903	RPC Group PLC	47,061
9,202	RPS Group PLC	33,716
6,043	Salamander Energy PLC(a)	17,543
3,530	Savills PLC	27,703
10,895	Senior PLC	34,823
5,409	Shaftesbury PLC REIT	47,381
28,257	Shanks Group PLC	41,104
24,325	Smiths News PLC	63,248
5,115	Soco International PLC(a)	31,060
2,336	Spectris PLC	81,998
1,653	Spirax-Sarco Engineering PLC	59,176
10,533	Spirent Communications PLC	26,736
18,717	Spirit Pub Co. PLC	19,882
4,388	Sports Direct International PLC(a)	27,459
4,900	St. James’s Place PLC	35,977
4,524	Sthree PLC	23,992
11,361	Stobart Group Ltd.	17,391
1,948	Synergy Health PLC	33,880
6,381	Synthomer PLC	20,051
28,705	TalkTalk Telecom Group PLC	107,677
1,841	Telecity Group PLC	24,722
14,156	Tullett Prebon PLC	53,865
1,642	Ultra Electronics Holdings PLC	42,824
5,538	Unite Group PLC	25,015
1,372	Victrex PLC	33,368
7,529	WH Smith PLC	79,499
5,443	WS Atkins PLC	71,583
		6,564,806
	Total Common Stocks and Other Equity Interests (Cost $67,949,875)	69,911,018

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	—

	Cayman Islands - 0.0%
863	Phoenix Group Holdings, expiring 02/28/13(a)	1,915

	France - 0.0%
179	Vilmorin & Cie, expiring 02/28/13(a)	2,359

	Germany - 0.0%
8,574	Sky Deutschland AG, expiring 02/28/13(a)	12

	Total Rights (Cost $0)	4,286

	Warrants - 0.0%
	Netherlands - 0.0%
1,617	Nieuwe Steen Investments Funds NV REIT, expiring 01/04/13(a) (Cost $0)	—

	Total Investments (Cost $67,949,875)(b)-99.9%	69,915,304
	Other assets less liabilities-0.1%	44,126
	Net Assets-100.0%	$69,959,430

Investment Abbreviations:

CDI - Chess Depositary Interests

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $68,535,313. The net unrealized appreciation was $1,379,991 which consisted of aggregate gross unrealized appreciation of $10,103,024 and aggregate gross unrealized depreciation of $8,723,033.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 17.2%
7,400	AES Tiete SA	$69,305
16,500	AES Tiete SA (Preference)	172,117
77,200	All America Latina Logistica SA	336,479
260,349	Banco Bradesco SA (Preference)	4,790,254
250,658	Banco do Brasil SA	3,074,631
25,500	Banco do Estado do Rio Grande do SUL SA (Preference), Class B	218,568
173,084	Banco Santander Brasil SA	1,274,724
229,985	BM&FBOVESPA SA	1,611,699
23,900	BR Malls Participacoes SA	309,744
49,909	Braskem SA (Preference), Class A	376,601
56,600	BRF - Brasil Foods SA	1,244,563
131,100	CCR SA	1,354,366
186,810	Centrais Eletricas Brasileiras SA	668,654
93,100	Centrais Eletricas Brasileiras SA (Preference), Class B	591,587
10,979	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference)	518,263
8,210	Cia de Bebidas das Americas	371,580
43,700	Cia de Bebidas das Americas (Preference)	2,060,658
10,464	Cia de Saneamento Basico do Estado de Sao Paulo	471,858
11,500	Cia de Saneamento de Minas Gerais-Copasa MG	280,158
12,840	Cia Energetica de Minas Gerais	138,973
79,751	Cia Energetica de Minas Gerais (Preference)	865,987
16,621	Cia Energetica de Sao Paulo (Preference), Class B	165,107
24,208	Cia Paranaense de Energia (Preference)	396,733
215,282	Cia Siderurgica Nacional SA	1,163,423
13,460	Cielo SA	381,091
17,200	Cosan SA Industria E Comercio	406,394
34,800	Cyrela Brazil Realty SA Empreendimentos E Participacoes	307,028
44,341	EDP - Energias do Brasil SA	271,726
33,200	Eletropaulo Metropolitana SA (Preference)	227,820
118,267	Embraer SA	978,027
51,955	Fibria Celulose SA(a)	637,292
115,300	Gafisa SA(a)	288,076
34,813	Gerdau SA	268,815
169,417	Gerdau SA (Preference)	1,487,892
28,100	Itau Unibanco Holding SA	473,372
282,500	Itau Unibanco Holding SA (Preference)	4,878,280
204,779	Itausa - Investimentos Itau SA (Preference)	1,037,690
123,682	JBS SA(a)	474,409
72,800	Klabin SA (Preference)	499,558
25,304	Light SA	260,520
9,187	Lojas Americanas SA	78,190
26,480	Lojas Americanas SA (Preference)	236,552
49,700	Marfrig Alimentos SA(a)	256,095
94,970	Metalurgica Gerdau SA (Preference)	1,064,187
19,000	Natura Cosmeticos SA	512,920
16,722	Oi SA	85,325
92,789	Oi SA (Preference)	375,503
99,800	PDG Realty SA Empreendimentos e Participacoes	158,540
644,862	Petroleo Brasileiro SA	5,909,830
937,647	Petroleo Brasileiro SA (Preference)	8,522,350
29,475	Souza Cruz SA	488,237
28,900	Sul America SA	270,520
90,500	Suzano Papel E Celulose SA (Preference), Class A(a)	332,118
37,743	Telefonica Brasil SA (Preference)	954,200
94,066	Tim Participacoes SA	416,137
30,354	Tractebel Energia SA	540,030
42,996	Ultrapar Participacoes SA	1,039,020
89,284	Usinas Siderurgicas de Minas Gerais SA	500,461
204,532	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	1,063,172
185,823	Vale SA	3,760,926
235,427	Vale SA (Preference)	4,580,246
		66,548,581
	Cayman Islands - 0.1%
54,000	MStar Semiconductor, Inc.	410,580

	Chile - 1.7%
3,609,115	Banco de Chile	601,124
9,187,475	Banco Santander Chile	700,685
7,633	CAP SA	282,547
1,335,775	Cia Sud Americana de Vapores SA(a)	146,262
497,941	Empresa Nacional de Electricidad SA	859,047
129,217	Empresas CMPC SA	501,787
52,228	Empresas Copec SA	809,049
2,845,473	Enersis SA	1,123,094
22,324	LATAM Airlines Group SA	549,561
40,890	S.A.C.I. Falabella	476,354
1,435,187	Sociedad Matriz SAAM SA(a)	182,577
4,908	Sociedad Quimica y Minera de Chile SA (Preference), Class B	280,160
		6,512,247
	China - 13.0%
2,828,000	Agricultural Bank of China Ltd., H-Shares	1,538,800
554,000	Aluminum Corp. of China Ltd., H-Shares(a)	267,160
394,000	Angang Steel Co. Ltd., H-Shares(a)	291,607
14,426,000	Bank of China Ltd., H-Shares	7,105,579
1,252,000	Bank of Communications Co. Ltd., H-Shares	1,062,235
1,143,000	China CITIC Bank Corp. Ltd., H-Shares	779,636
441,000	China Coal Energy Co. Ltd., H-Shares	491,864
873,000	China Communications Construction Co. Ltd., H-Shares	885,889
10,021,000	China Construction Bank Corp., H-Shares	8,644,251
614,500	China COSCO Holdings Co. Ltd., H-Shares(a)	319,313
727,000	China Life Insurance Co. Ltd., H-Shares	2,437,238
360,200	China Merchants Bank Co. Ltd., H-Shares	862,938
381,600	China Minsheng Banking Corp. Ltd., H-Shares	548,130
252,000	China National Building Material Co. Ltd., H-Shares	402,264

138,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	$541,497
3,851,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,673,737
690,000	China Railway Construction Corp. Ltd., H-Shares	745,561
1,419,000	China Railway Group Ltd., H-Shares	808,714
335,500	China Shenhua Energy Co. Ltd., H-Shares	1,442,709
2,934,000	China Telecom Corp. Ltd., H-Shares	1,596,477
240,000	Dongfeng Motor Group Co. Ltd., H-Shares	391,774
314,000	Guangzhou Automobile Group Co. Ltd., H-Shares	262,763
720,000	Huaneng Power International, Inc., H-Shares	742,699
8,633,000	Industrial & Commercial Bank of China Ltd., H-Shares	6,500,770
127,000	Jiangxi Copper Co. Ltd., H-Shares	344,704
3,170,000	PetroChina Co. Ltd., H-Shares	4,520,689
252,000	PICC Property & Casualty Co. Ltd., H-Shares	383,418
151,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,354,142
156,000	Yanzhou Coal Mining Co. Ltd., H-Shares	266,722
		50,213,280
	Czech Republic - 0.7%
39,859	CEZ AS	1,288,466
2,920	Komercni Banka AS	588,767
43,093	Telefonica Czech Republic AS	743,726
		2,620,959
	Hong Kong - 5.3%
56,500	Beijing Enterprises Holdings Ltd.	406,876
114,000	China Merchants Holdings International Co. Ltd.	404,229
822,500	China Mobile Ltd.	9,041,084
328,000	China Overseas Land & Investment Ltd.	1,017,136
177,729	China Resources Enterprise Ltd.	637,079
184,000	China Resources Land Ltd.	559,912
238,909	China Resources Power Holdings Co. Ltd.	660,769
1,126,000	China Unicom (Hong Kong) Ltd.	1,809,034
269,000	Citic Pacific Ltd.	432,870
1,669,000	CNOOC Ltd.	3,447,538
1,040,000	Lenovo Group Ltd.	1,082,174
88,000	Shanghai Industrial Holdings Ltd.	312,604
762,000	Sino-Ocean Land Holdings Ltd.	608,185
		20,419,490
	Hungary - 1.2%
240,145	Magyar Telekom Telecommunications PLC	453,204
18,193	MOL Hungarian Oil & Gas PLC	1,566,120
104,175	OTP Bank PLC	2,237,956
1,800	Richter Gedeon Nyrt	310,194
		4,567,474
	India - 6.5%
112,262	HDFC Bank Ltd. ADR	4,515,178
171,871	ICICI Bank Ltd. ADR	7,871,692
128,984	Infosys Ltd. ADR(b)	6,800,036
104,039	Mahindra & Mahindra Ltd. GDR	1,727,047
177,845	Sterlite Industries (India) Ltd. ADR	1,509,904
103,987	Tata Motors Ltd. ADR(b)	2,873,161
		25,297,018
	Indonesia - 1.6%
1,934,390	PT Astra International Tbk	1,459,730
678,000	PT Bank Central Asia Tbk	671,735
745,996	PT Bank Mandiri Persero Tbk	693,148
857,500	PT Bank Rakyat Indonesia (Persero) Tbk	699,910
4,357,996	PT Bumi Resources Tbk	304,255
762,500	PT Perusahaan Gas Negara Persero Tbk	365,984
1,856,500	PT Telekomunikasi Indonesia Tbk	1,848,876
146,500	PT United Tractors Tbk	297,061
		6,340,699
	Malaysia - 3.6%
212,000	AMMB Holdings Bhd	433,962
551,200	Axiata Group Bhd	1,117,657
16,600	British American Tobacco Malaysia Bhd	306,675
534,200	CIMB Group Holdings Bhd	1,239,647
560,100	DiGi.Com Bhd	886,930
234,200	Genting Bhd	716,093
252,800	Genting Malaysia Bhd	298,608
146,500	IJM Corp. Bhd	237,644
389,500	IOI Corp. Bhd	623,050
37,500	Kuala Lumpur Kepong Bhd	261,909
577,900	Malayan Banking Bhd	1,651,674
200,700	Maxis Bhd	411,477
231,400	Petronas Chemicals Group Bhd	443,138
62,600	Petronas Gas Bhd	373,948
57,900	PPB Group Bhd	232,196
366,300	Public Bank Bhd	1,829,731
416,800	Sime Darby Bhd	1,247,583
223,700	Telekom Malaysia Bhd	399,593
252,900	Tenaga Nasional Bhd	569,778
145,700	UMW Holdings Bhd	569,294
510,700	YTL Power International Bhd	249,844
		14,100,431
	Mexico - 3.0%
375,080	Alfa SAB de CV, Class A	904,977
4,890,596	America Movil SAB de CV, Series L	6,173,163
56,192	Coca-Cola Femsa SAB de CV, Series L	889,745
218,900	Empresas ICA SAB de CV(a)	656,487
89,000	Grupo Aeroportuario del Pacifico SAB de CV, Class B	555,399
230,600	Grupo Bimbo SAB de CV, Series A	596,123
155,000	Kimberly-Clark de Mexico SAB de CV, Class A	437,039
403,800	Wal-Mart de Mexico SAB de CV, Series V	1,307,291
		11,520,224
	Poland - 2.8%
15,625	Bank Pekao SA	767,992
38,795	Grupa Lotos SA(a)	501,013
34,713	KGHM Polska Miedz SA	2,117,610
124,238	PGE SA	684,472
153,905	Polski Koncern Naftowy Orlen SA(a)	2,435,402
278,850	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	495,285
94,614	Powszechna Kasa Oszczednosci Bank Polski SA	1,058,107
9,313	Powszechny Zaklad Ubezpieczen SA	1,225,573
480,660	Tauron Polska Energia SA	732,659
248,957	Telekomunikacja Polska SA	964,778
		10,982,891
	Russia - 11.2%
237,996	Federal Hydrogenerating Co. JSC ADR	582,852
1,334,639	Gazprom OAO ADR	12,612,338
216,845	LUKOIL OAO ADR	14,658,722
59,959	Magnitogorsk Iron & Steel Works GDR	271,614
78,787	MMC Norilsk Nickel OJSC ADR	1,565,498

132,114	Mobile TeleSystems OJSC ADR	$2,597,361
3,690	NovaTek OAO GDR	432,099
17,040	Novolipetsk Steel OJSC GDR	361,248
361,167	Rosneft Oil Co. GDR	3,178,270
42,073	Rostelecom OJSC ADR	1,020,270
45,417	Severstal GDR	565,442
172,587	Surgutneftegas OJSC ADR	1,789,727
68,551	Tatneft ADR	3,165,000
195,394	VTB Bank OJSC GDR	714,165
		43,514,606
	South Africa - 9.6%
56,043	ABSA Group Ltd.	1,075,922
119,362	African Bank Investments Ltd.	412,208
12,576	Anglo American Platinum Ltd.	616,612
17,452	AngloGold Ashanti Ltd.	486,452
61,991	ArcelorMittal South Africa Ltd.(a)	243,227
33,567	Aspen Pharmacare Holdings Ltd.	619,361
109,153	Aveng Ltd.	381,840
68,121	Barloworld Ltd.	640,554
56,238	Bidvest Group Ltd.	1,346,277
630,197	FirstRand Ltd.	2,275,105
19,477	Foschini Group Ltd. (The)	255,336
74,755	Gold Fields Ltd.	868,292
138,768	Grindrod Ltd.	257,710
183,183	Growthpoint Properties Ltd.	516,546
32,813	Harmony Gold Mining Co. Ltd.	216,093
105,090	Impala Platinum Holdings Ltd.	1,910,364
35,732	Imperial Holdings Ltd.	779,587
44,917	JD Group Ltd.	206,455
7,400	Kumba Iron Ore Ltd.	498,831
29,394	Liberty Holdings Ltd.	380,046
136,082	MMI Holdings Ltd.	354,176
31,406	Mondi Ltd.	374,489
207,778	MTN Group Ltd.	4,072,687
114,468	Murray & Roberts Holdings Ltd.(a)	326,112
98,970	Nampak Ltd.	347,769
18,164	Naspers Ltd., Class N	1,176,950
43,978	Nedbank Group Ltd.	958,806
186,477	Netcare Ltd.	409,144
51,862	Pick n Pay Stores Ltd.	264,211
89,762	PPC Ltd.	329,078
51,484	Remgro Ltd.	941,197
35,747	Reunert Ltd.	298,520
377,160	Sanlam Ltd.	1,922,711
185,105	Sappi Ltd.(a)	647,950
73,134	Sasol Ltd.	3,170,506
37,746	Shoprite Holdings Ltd.	711,977
21,467	Spar Group Ltd. (The)	282,697
273,542	Standard Bank Group Ltd.	3,572,552
196,907	Steinhoff International Holdings Ltd.(a)	598,448
262,713	Telkom SA SOC Ltd.(a)	489,362
12,684	Tiger Brands Ltd.	418,155
26,854	Truworths International Ltd.	305,180
52,087	Vodacom Group Ltd.	727,503
72,213	Woolworths Holdings Ltd.	514,124
		37,201,122
	Taiwan - 17.4%
1,034,331	Acer, Inc.(a)	912,547
1,152,811	Advanced Semiconductor Engineering, Inc.	933,134
383,005	Asia Cement Corp.	487,082
192,738	Asustek Computer, Inc.	2,206,338
4,656,000	AU Optronics Corp.(a)	1,900,151
1,258,227	Cathay Financial Holding Co. Ltd.	1,401,984
657,411	Chang Hwa Commercial Bank	362,921
167,560	Cheng Shin Rubber Industry Co. Ltd.	436,967
2,293,142	Chimei Innolux Corp.(a)	1,192,140
2,143,081	China Development Financial Holding Corp.(a)	592,266
2,361,387	China Steel Corp.	2,227,309
1,675,501	Chinatrust Financial Holding Co. Ltd.	959,002
724,000	Chunghwa Telecom Co. Ltd.	2,304,913
1,565,054	Compal Electronics, Inc.	1,136,959
380,000	Coretronic Corp.	294,075
398,000	Delta Electronics, Inc.	1,442,298
219,726	Far Eastern Department Stores Co. Ltd.	217,668
708,520	Far Eastern New Century Corp.	820,666
255,000	Far EasTone Telecommunications Co. Ltd.	648,587
944,240	First Financial Holding Co. Ltd.	575,629
731,000	Formosa Chemicals & Fibre Corp.	1,985,545
298,000	Formosa Petrochemical Corp.	858,883
901,000	Formosa Plastics Corp.	2,447,300
329,000	Formosa Taffeta Co. Ltd.	317,562
122,377	Foxconn Technology Co. Ltd.	357,683
1,144,928	Fubon Financial Holding Co. Ltd.	1,463,805
1,161,000	HannStar Display Corp.(a)	131,331
1,910,450	Hon Hai Precision Industry Co. Ltd.	5,460,924
87,233	HTC Corp.	861,207
961,543	Hua Nan Financial Holdings Co. Ltd.	555,240
825,518	Inventec Co. Ltd.	329,911
720,151	Lite-On Technology Corp.	1,036,575
944,309	Macronix International	271,845
180,091	MediaTek, Inc.	1,970,074
1,440,640	Mega Financial Holding Co. Ltd.	1,178,313
307,440	Mercuries & Associates Ltd.	286,339
1,354,000	Nan Ya Plastics Corp.	2,751,427
504,106	Pegatron Corp.(a)	667,554
888,740	Pou Chen Corp.	887,942
180,200	Powertech Technology, Inc.	270,973
78,000	President Chain Store Corp.	421,350
740,000	Quanta Computer, Inc.	1,726,788
1,266,788	Shin Kong Financial Holding Co. Ltd.(a)	357,386
768,000	Siliconware Precision Industries Co.	807,627
1,240,688	SinoPac Financial Holdings Co. Ltd.	546,253
218,000	Synnex Technology International Corp.	442,254
1,666,232	Taishin Financial Holding Co. Ltd.	660,251
670,089	Taiwan Cement Corp.	905,510
779,144	Taiwan Cooperative Financial Holding	434,082
194,400	Taiwan Mobile Co. Ltd.	691,311
2,912,000	Taiwan Semiconductor Manufacturing Co. Ltd.	10,010,262
1,713,556	Tatung Co. Ltd.(a)	464,276
292,000	Unimicron Technology Corp.	291,738
733,179	Uni-President Enterprises Corp.	1,286,257
3,062,000	United Microelectronics Corp.	1,192,590
1,338,000	Walsin Lihwa Corp.(a)	450,886
699,389	Wistron Corp.	810,089
333,760	WPG Holdings Ltd.	448,759
966,306	Yuanta Financial Holding Co. Ltd.	523,628
		67,614,366
	Thailand - 2.0%
172,004	Advanced Info. Service PCL	1,211,296
55,100	Bangkok Bank PCL	406,506
2,409,796	IRPC PCL	355,570
101,600	Kasikornbank PCL	681,422

121,205	PTT Exploration & Production PCL	$674,716
261,100	PTT Global Chemical PCL	700,469
160,900	PTT PCL	1,839,936
31,800	Siam Cement PCL	494,809
128,200	Siam Commercial Bank PCL	769,544
181,700	Thai Oil PCL	449,375
		7,583,643
	Turkey - 3.0%
204,103	Akbank TAS	1,032,640
18,566	Anadolu Efes Biracilik ve Malt Sanayii AS	277,577
819,590	Dogan Sirketler Grubu Holdings AS(a)	503,187
303,290	Eregli Demir ve Celik Fabrikalari TAS	431,030
90,382	Haci Omer Sabanci Holding AS	521,504
351,105	Koc Holding AS	1,832,269
33,153	Tupras Turkiye Petrol Rafine AS	914,059
373,730	Turk Hava Yollari Anonim Ortakligi(a)	1,389,457
110,990	Turk Telekomunikasyon AS	465,639
58,446	Turkcell Iletisim Hizmet AS(a)	363,813
182,125	Turkiye Garanti Bankasi AS	913,162
52,719	Turkiye Halk Bankasi AS	521,466
357,784	Turkiye Is Bankasi, Class C	1,322,037
187,784	Turkiye Vakiflar Bankasi TAO, Class D	548,695
197,415	Yapi ve Kredi Bankasi AS(a)	579,081
		11,615,616
	Total Common Stocks and Other Equity Interests (Cost $380,185,918)	387,063,227

	Money Market Fund - 0.0%
10,217	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,217)	10,217

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $380,196,135)-99.9%	387,073,444

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.5%
5,681,550	Invesco Liquid Assets Portfolio - Institutional Class (Cost $5,681,550)(c)(d)	5,681,550

	Total Investments (Cost $385,877,685)(e)-101.4%	392,754,994
	Liabilities in excess of other assets-(1.4)%	(5,392,761)
	Net Assets-100.0%	$387,362,233

Investment Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the   cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $399,826,052. The net unrealized depreciation was $7,071,058 which consisted of aggregate gross unrealized appreciation of $45,283,838 and aggregate gross unrealized depreciation of $52,354,896.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.4%
151,319	GrainCorp Ltd., Class A	$1,905,047
1,079,781	Incitec Pivot Ltd.	3,637,837
118,469	Nufarm Ltd.	687,044
		6,229,928
	Bermuda - 0.2%
509,027	Asian Citrus Holdings Ltd.	231,033

	Brazil - 1.8%
72,358	Cosan SA Industria e Comercio	1,709,645
32,138	SLC Agricola SA	348,652
		2,058,297
	Canada - 12.0%
43,263	Agrium, Inc.	4,900,845
210,471	Potash Corp. of Saskatchewan, Inc.	8,927,923
		13,828,768
	China - 0.7%
1,174,526	China BlueChemical Ltd., H-Shares	843,545

	Germany - 4.2%
94,604	K+S AG	4,269,811
1,399	KWS Saat AG	519,472
		4,789,283
	Hong Kong - 1.2%
1,465,648	China Agri-Industries Holdings Ltd.	893,884
1,275,944	Global Bio-Chem Technology Group Co. Ltd.	151,359
1,161,861	Sinofert Holdings Ltd.	289,136
		1,334,379
	Indonesia - 2.6%
208,923	PT Astra Agro Lestari Tbk	404,332
1,030,500	PT BW Plantation Tbk	136,483
4,790,508	PT Charoen Pokphand Indonesia Tbk	1,905,875
1,853,622	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	418,683
419,500	PT Sampoerna Agro Tbk	100,137
		2,965,510
	Israel - 4.3%
285,351	Israel Chemicals Ltd.	3,773,300
1,784	Israel Corp. Ltd. (The)	1,215,529
		4,988,829
	Japan - 0.3%
17,900	Hokuto Corp.	336,581

	Malaysia - 5.2%
155,678	Genting Plantations Bhd	412,369
1,915,890	IOI Corp. Bhd	3,064,684
290,174	Kuala Lumpur Kepong Bhd	2,026,642
317,677	Kulim Malaysia Bhd	368,084
70,100	Tradewinds Plantation Bhd	97,016
		5,968,795
	Netherlands - 1.8%
23,282	Nutreco NV	2,063,358

	Norway - 4.0%
85,959	Yara International ASA	4,577,090

	Papua New Guinea - 0.3%
42,731	New Britain Palm Oil Ltd.	380,065

	Russia - 0.3%
22,258	Phosagro OAO GDR(a)	308,273

	Singapore - 7.0%
252,000	First Resources Ltd.	398,013
1,979,000	GMG Global Ltd.	228,629
4,510,558	Golden Agri-Resources Ltd.	2,313,947
1,655,885	Wilmar International Ltd.	5,110,261
		8,050,850
	Switzerland - 8.1%
21,480	Syngenta AG	9,269,074

	Taiwan - 1.1%
489,099	Taiwan Fertilizer Co. Ltd.	1,212,539

	Turkey - 0.1%
13,272	Gubre Fabrikalari TAS(a)	121,471

	United States - 39.4%
15,719	American Vanguard Corp.	532,874
317,247	Archer-Daniels-Midland Co.	9,051,057
59,711	Bunge Ltd.	4,756,578
20,591	CF Industries Holdings, Inc.	4,718,839
77,977	Darling International, Inc.(a)	1,315,472
25,353	Fresh Del Monte Produce, Inc.	668,052
50,508	Ingredion, Inc.	3,337,064
35,374	Intrepid Potash, Inc.	824,214
96,217	Monsanto Co.	9,751,593
148,332	Mosaic Co. (The)	9,085,335
25,543	Scotts Miracle-Gro Co. (The), Class A	1,116,740
		45,157,818
	Total Investments (Cost $107,370,628)(b)-100.0%	114,715,486
	Other assets less liabilities-0.0%	3,017
	Net Assets-100.0%	$114,718,503

Investment Abbreviations:
GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $108,559,852. The net unrealized appreciation was $6,155,634 which consisted of aggregate gross unrealized appreciation of $14,568,861 and aggregate gross unrealized depreciation of $8,413,227.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.6%
525,909	Lynas Corp. Ltd.(a)	$351,071

	Austria - 1.9%
55,525	Verbund AG	1,182,926

	Bermuda - 3.7%
46,247	Brookfield Renewable Energy Partners LP(b)	1,395,952
381,200	China Singyes Solar Technologies Holdings Ltd.	443,845
8,525,026	Hanergy Solar Group Ltd.(a)	434,193
		2,273,990
	Brazil - 2.7%
54,734	Cosan SA Industria e Comercio	1,293,233
23,900	Sao Martinho SA	342,424
		1,635,657
	Canada - 0.6%
38,606	Innergex Renewable Energy, Inc.	395,394

	Cayman Islands - 4.3%
5,690,463	GCL-Poly Energy Holdings Ltd.	1,555,513
1,119,706	Neo-Neon Holdings Ltd.(a)	252,658
77,275	Trina Solar Ltd. ADR(a)(b)	399,512
2,843,000	Trony Solar Holdings Co. Ltd.(a)	115,472
629,066	Wasion Group Holdings Ltd.	354,460
		2,677,615
	China - 7.1%
181,378	BYD Co. Ltd., H-Shares(a)	606,893
2,780,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares	394,364
828,854	China High Speed Transmission Equipment Group Co. Ltd.(a)	331,306
1,709,226	China Longyuan Power Group Corp., H-Shares	1,432,528
1,616,652	China Suntien Green Energy Corp. Ltd., H-Shares	358,538
83,318	JA Solar Holdings Co. Ltd. ADR(a)(b)	444,918
739,653	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	346,198
147,803	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	427,151
		4,341,896
	Denmark - 4.4%
39,069	Novozymes A/S, Class B	1,282,244
2,590	Rockwool International A/S, Class B	309,576
183,268	Vestas Wind Systems A/S(a)(b)	1,106,280
		2,698,100
	Finland - 1.8%
58,093	Fortum Oyj	1,088,993

	France - 0.8%
6,065	Saft Groupe SA	164,076
16,845	Sechilienne-Sidec	342,981
		507,057
	Germany - 5.1%
86,718	Aixtron SE(b)	1,182,995
80,167	Nordex SE(a)(b)	429,834
46,072	SMA Solar Technology AG(b)	1,188,224
231,842	Solarworld AG(b)	340,822
		3,141,875
	Hong Kong - 2.0%
2,213,000	China Everbright International Ltd.	1,218,427

	Ireland - 1.8%
94,135	Kingspan Group PLC	1,092,508

	Italy - 3.1%
746,227	Enel Green Power SpA	1,538,637
259,186	Falck Renewables SpA	372,928
		1,911,565
	Japan - 3.5%
127,731	GS Yuasa Corp.	456,282
308	Japan Wind Development Co. Ltd.(a)	317,247
317,293	Meidensha Corp.	1,004,796
56,116	Takuma Co. Ltd.	347,420
		2,125,745
	New Zealand - 2.3%
318,434	Contact Energy Ltd.(a)	1,396,852

	Norway - 0.5%
1,569,025	Renewable Energy Corp. ASA(a)(b)	303,805

	Philippines - 2.4%
8,465,224	Energy Development Corp.	1,487,682

	South Korea - 3.5%
286,276	Nexolon Co. Ltd.(a)	407,492
47,711	Seoul Semiconductor Co. Ltd.(a)	1,185,190
16,859	Taewoong Co. Ltd.(a)	298,807
53,365	Unison Co. Ltd.(a)	274,439
		2,165,928
	Spain - 6.2%
341,588	Abengoa SA	1,029,350
14,822	Acciona SA	1,191,469
220,279	EDP Renovaveis SA(a)	1,255,827
132,401	Gamesa Corp. Tecnologica SA	313,434
		3,790,080
	Sweden - 1.9%
74,135	NIBE Industrier AB, Class B	1,165,077

	Switzerland - 0.7%
44,575	Meyer Burger Technology AG(a)(b)	415,152

	Taiwan - 3.7%
576,131	Epistar Corp.	1,094,642
363,000	Motech Industries, Inc.(a)	406,933
549,096	Neo Solar Power Corp.(a)	418,426
283,000	Sino-American Silicon Products, Inc.	380,030
		2,300,031

	Thailand - 0.6%
544,800	Spcg PCL(a)	$380,008

	Turkey - 1.4%
435,672	Akenerji Elektrik Uretim AS(a)	418,558
347,130	Ayen Enerji AS	420,321
		838,879
	United Kingdom - 0.5%
17,854	Dialight PLC	315,053

	United States - 32.8%
16,488	A.O. Smith Corp.	1,142,289
15,450	Acuity Brands, Inc.	1,062,960
13,529	Aerovironment, Inc.(a)	292,903
30,385	Ameresco, Inc., Class A(a)	298,988
119,017	American Superconductor Corp.(a)(b)	315,395
112,222	Amyris, Inc.(a)(b)	341,155
60,358	Covanta Holding Corp.	1,190,260
30,212	Cree, Inc.(a)(b)	1,303,648
23,807	EnerNOC, Inc.(a)	367,818
38,171	First Solar, Inc.(a)(b)	1,075,659
6,313	Fuel Systems Solutions, Inc.(a)	92,675
93,796	FuelCell Energy, Inc.(a)(b)	102,238
110,419	GT Advanced Technologies, Inc.(a)(b)	348,924
52,092	International Rectifier Corp.(a)	1,015,273
23,017	Itron, Inc.(a)	1,067,759
33,990	Johnson Controls, Inc.	1,056,749
48,864	KiOR, Inc., Class A(a)(b)	268,752
11,549	LSB Industries, Inc.(a)	478,129
17,087	Maxwell Technologies, Inc.(a)	165,231
102,432	MEMC Electronic Materials, Inc.(a)	426,117
32,912	Molycorp, Inc.(a)(b)	242,890
20,219	Ormat Technologies, Inc.(b)	429,856
10,775	Polypore International, Inc.(a)(b)	415,807
30,851	Power Integrations, Inc.	1,153,827
67,228	Power-One, Inc.(a)	270,256
57,667	Renewable Energy Group, Inc.(a)	390,982
46,929	Rubicon Technology, Inc.(a)	315,363
37,636	Solazyme, Inc.(a)(b)	295,443
60,590	SunPower Corp.(a)(b)	471,996
29,913	Tesla Motors, Inc.(a)(b)	1,122,037
41,828	Universal Display Corp.(a)(b)	1,163,655
35,252	Veeco Instruments, Inc.(a)(b)	1,108,675
42,873	Zoltek Cos., Inc.(a)(b)	349,415
		20,143,124
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $69,531,670)-99.9%	61,344,490

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 18.2%
11,159,697	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $11,159,697)	11,159,697

	Total Investments (Cost $80,691,367)(e)-118.1%	$72,504,187
	Liabilities in excess of other assets-(18.1)%	(11,109,059)
	Net Assets-100.0%	$61,395,128

Investment Abbreviations:
ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $84,480,167. The net unrealized depreciation was $11,975,980 which consisted of aggregate gross unrealized appreciation of $9,092,130 and aggregate gross unrealized depreciation of $21,068,110.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio (PKOL)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 10.5%
40,041	Aquila Resources Ltd.(a)	$130,306
35,451	Energy Resources of Australia Ltd.(a)	51,213
49,585	New Hope Corp. Ltd.	219,809
167,819	Paladin Energy Ltd.(a)	199,550
102,735	Whitehaven Coal Ltd.	351,477
		952,355
	Canada - 11.5%
35,996	Cameco Corp.	774,805
97,456	Uranium One, Inc.(a)	265,385
		1,040,190
	China - 24.4%
670,272	China Coal Energy Co. Ltd., H-Shares	747,580
169,036	China Shenhua Energy Co. Ltd., H-Shares	726,884
62,941	Inner Mongolia Yitai Coal Co. Ltd., Class B	366,820
220,075	Yanzhou Coal Mining Co. Ltd., H-Shares	376,274
		2,217,558
	Indonesia - 15.7%
2,314,992	PT Adaro Energy Tbk	392,170
3,509,812	PT Bumi Resources Tbk	245,038
175,500	PT Harum Energy Tbk	108,111
417,189	PT Indika Energy Tbk	62,964
80,694	PT Indo Tambangraya Megah Tbk	343,405
174,799	PT Tambang Batubara Bukit Asam Tbk	278,171
		1,429,859
	Philippines - 1.6%
24,691	Semirara Mining Corp.	149,293

	South Africa - 4.1%
19,042	Exxaro Resources Ltd.	375,206

	Thailand - 3.9%
27,339	Banpu PCL	355,719

	United Kingdom - 1.1%
17,597	Bumi PLC(a)	96,113

	United States - 27.1%
4,473	Alliance Resource Partners LP	286,272
37,495	Alpha Natural Resources, Inc.(a)	332,206
45,876	Arch Coal, Inc.	326,637
13,223	Cloud Peak Energy, Inc.(a)	231,535
20,494	CONSOL Energy, Inc.	642,282
25,477	Peabody Energy Corp.	640,746
		2,459,678
	Total Common Stocks and Other Equity Interests (Cost $13,499,685)	9,075,971

	Money Market Fund - 0.1%
8,625	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $8,625)	8,625

	Total Investments (Cost $13,508,310)(b)-100.0%	9,084,596
	Liabilities in excess of other assets-(0.0)%	(1,186)
	Net Assets-100.0%	$9,083,410

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $13,843,416. The net unrealized depreciation was $4,758,820 which consisted of aggregate gross unrealized appreciation of $295,297 and aggregate gross unrealized depreciation of $5,054,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 9.7%
87,595	Beadell Resources Ltd.(a)	$90,452
55,621	Evolution Mining Ltd.(a)	89,924
17,690	Kingsgate Consolidated Ltd.	74,360
22,527	Medusa Mining Ltd.	116,074
92,119	Newcrest Mining Ltd.	2,248,382
55,818	Perseus Mining Ltd.(a)	113,531
44,268	Regis Resources Ltd.(a)	239,642
79,647	Resolute Mining Ltd.	110,075
44,969	Silver Lake Resources Ltd.(a)	119,608
59,737	St. Barbara Ltd.(a)	89,413
		3,291,461
	Belgium - 2.1%
13,700	Umicore SA	713,171

	Bermuda - 0.6%
1,831,797	G-Resources Group Ltd.(a)	101,563
126,000	Liongold Corp. Ltd.(a)	107,901
		209,464
	Canada - 51.0%
20,823	Agnico-Eagle Mines Ltd.	951,247
27,558	Alacer Gold Corp.(a)	125,533
14,558	Alamos Gold, Inc.	223,431
17,893	Argonaut Gold, Inc.(a)	163,014
34,232	AuRico Gold, Inc.(a)	240,243
20,132	Aurizon Mines Ltd.(a)	93,117
70,222	B2Gold Corp.(a)	269,963
24,552	Banro Corp.(a)	60,222
84,143	Barrick Gold Corp.	2,675,458
19,316	Centerra Gold, Inc.	175,204
13,682	Detour Gold Corp.(a)	288,749
11,819	Dundee Precious Metals, Inc.(a)	105,074
86,599	Eldorado Gold Corp.	966,691
10,566	Endeavour Silver Corp.(a)	72,355
14,008	First Majestic Silver Corp.(a)	255,520
17,606	Franco-Nevada Corp.	939,656
77,279	Goldcorp, Inc.	2,717,937
67,701	Great Basin Gold Ltd.(a)	542
9,690	Harry Winston Diamond Corp.(a)	142,801
45,676	IAMGOLD Corp.	374,517
138,377	Kinross Gold Corp.	1,133,227
7,637	Kirkland Lake Gold, Inc.(a)	46,257
5,667	Mag Silver Corp.(a)	63,203
24,419	Nevsun Resources Ltd.	103,167
56,115	New Gold, Inc.(a)	544,380
30,222	NovaGold Resources, Inc.(a)	134,340
53,288	Osisko Mining Corp.(a)	368,644
18,479	Pan American Silver Corp.	322,275
18,367	Premier Gold Mines Ltd.(a)	63,255
8,825	Pretium Resources, Inc.(a)	98,335
35,213	Rubicon Minerals Corp.(a)	82,141
33,455	SEMAFO, Inc.	93,447
9,807	Silver Standard Resources, Inc.(a)	118,114
42,705	Silver Wheaton Corp.	1,483,997
20,905	Silvercorp Metals, Inc.	91,041
10,064	Tahoe Resources, Inc.(a)	162,116
73,259	Torex Gold Resources, Inc.(a)	146,687
82,473	Yamana Gold, Inc.	1,345,858
		17,241,758
	Cayman Islands - 0.2%
419,810	China Precious Metal Resources Holdings Co. Ltd.(a)	75,241

	China - 1.3%
106,540	Zhaojin Mining Industry Co. Ltd., H-Shares	160,452
732,600	Zijin Mining Group Co. Ltd., H-Shares	282,442
		442,894
	Japan - 0.2%
3,700	Asahi Holdings, Inc.	64,545

	Jersey Island - 3.4%
117,337	Centamin PLC(a)	105,201
11,160	Randgold Resources Ltd.	1,056,309
		1,161,510
	Mexico - 2.2%
15,055	Industrias Penoles S.A.B. de C.V.	738,530

	Russia - 0.9%
16,877	Polymetal International PLC	286,842

	South Africa - 12.6%
6,551	Anglo American Platinum Ltd.	321,201
46,507	AngloGold Ashanti Ltd.	1,296,323
88,604	Gold Fields Ltd.	1,029,150
44,554	Harmony Gold Mining Co. Ltd.	293,414
65,985	Impala Platinum Holdings Ltd.	1,199,499
29,733	Northam Platinum Ltd.	122,684
		4,262,271
	Turkey - 0.4%
5,557	Koza Altin Isletmeleri AS	136,785

	United Kingdom - 3.3%
13,056	African Barrick Gold Ltd.	73,649
20,034	Fresnillo PLC	526,629
18,889	Hochschild Mining PLC	126,618
51,604	Lonmin PLC(a)	294,536
17,713	Petropavlovsk PLC	97,757
		1,119,189
	United States - 12.1%
9,936	Allied Nevada Gold Corp.(a)	235,384
10,920	Coeur d’Alene Mines Corp.(a)	236,964
34,675	Hecla Mining Co.	182,044
31,857	McEwen Mining, Inc.(a)	99,712
59,876	Newmont Mining Corp.	2,572,273
7,790	Royal Gold, Inc.	581,679
14,087	Stillwater Mining Co.(a)	189,611
		4,097,667
	Total Common Stocks (Cost $39,720,132)	33,841,328

	Money Market Fund - 0.1%
31,879	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $31,879)	$31,879

	Total Investments (Cost $39,752,011)(b)-100.1%	33,873,207
	Liabilities in excess of other assets-(0.1)%	(29,313)
	Net Assets-100.0%	$33,843,894

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $40,195,981. The net unrealized depreciation was $6,322,774 which consisted of aggregate gross unrealized appreciation of $2,196,775 and aggregate gross unrealized depreciation of $8,519,549.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio (PKN)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 6.7%
219,835	Energy Resources of Australia Ltd.(a)	$317,579
288,229	Paladin Energy Ltd.(a)	342,726
3,907	Silex Systems Ltd.(a)	12,715
		673,020
	Canada - 9.9%
14,026	Cameco Corp.	301,906
221,169	Denison Mines Corp.(a)	303,350
146,436	Uranium One, Inc.(a)	398,765
		1,004,021
	France - 10.2%
43,224	Areva SA(a)	866,002
8,504	Electricite de France SA	163,280
		1,029,282
	Germany - 4.6%
14,719	E.ON SE	255,838
4,809	RWE AG	180,851
789	SGL Carbon SE	33,688
		470,377
	India - 1.4%
4,982	Larsen & Toubro Ltd. GDR	145,176

	Japan - 21.7%
40,000	Hitachi Ltd.	237,563
1,800	Hokkaido Electric Power Co., Inc.	17,278
2,000	Hokuriku Electric Power Co.	22,091
67,000	IHI Corp.	173,997
10,000	Japan Steel Works Ltd. (The)	57,857
5,000	JGC Corp.	141,847
15,700	Kansai Electric Power Co., Inc. (The)	149,671
9,100	Kyushu Electric Power Co., Inc.	87,649
34,000	Mitsubishi Heavy Industries Ltd.	182,183
3,000	Shikoku Electric Power Co., Inc.	36,818
22,200	Sumitomo Electric Industries Ltd.	250,316
135,000	Toshiba Corp.	600,592
1,000	Toshiba Plant Systems & Services Corp.	13,993
33,000	Toyo Engineering Corp.	153,320
6,400	Yokogawa Electric Corp.	71,462
		2,196,637
	Netherlands - 1.4%
2,711	Chicago Bridge & Iron Co. NV	137,746

	South Korea - 4.9%
3,608	Doosan Heavy Industries & Construction Co. Ltd.	154,237
2,605	KEPCO Engineering & Construction Co., Inc.(a)	191,621
5,050	Korea Electric Power Corp.(a)	150,258
		496,116
	United Kingdom - 1.2%
13,957	Serco Group PLC	122,700

	United States - 37.9%
6,805	AMETEK, Inc.	278,937
1,237	Belden, Inc.	59,562
489	CIRCOR International, Inc.	20,293
1,310	Curtiss-Wright Corp.	46,701
4,254	Duke Energy Corp.	292,420
5,298	Emerson Electric Co.	303,311
1,936	Entergy Corp.	125,066
9,160	Exelon Corp.	287,990
1,745	Federal Signal Corp.(a)	14,030
6,638	FirstEnergy Corp.	268,773
1,400	Flowserve Corp.	219,478
2,645	Fluor Corp.	171,475
1,394	General Cable Corp.(a)	46,866
10,479	General Electric Co.	233,472
1,566	Kirby Corp.(a)	110,638
265	Landauer, Inc.	16,692
6,605	McDermott International, Inc.(a)	80,383
869	Mine Safety Appliances Co.	40,165
1,474	MKS Instruments, Inc.	40,977
3,956	NextEra Energy, Inc.	285,030
3,295	Parker Hannifin Corp.	306,336
7,947	SAIC, Inc.	96,159
3,349	Shaw Group, Inc. (The)(a)	158,475
1,423	SPX Corp.	106,198
527	Team, Inc.(a)	23,088
351,145	USEC, Inc.(a)	198,924
		3,831,439
	Total Investments (Cost $12,886,298)(b)-99.9%	10,106,514
	Other assets less liabilities-0.1%	10,365
	Net Assets-100.0%	$10,116,879

Investment Abbreviations:
GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $14,469,420. The net unrealized depreciation was $4,362,906 which consisted of aggregate gross unrealized appreciation of $1,016,630 and aggregate gross unrealized depreciation of $5,379,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio (PSTL)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 7.6%
13,631	Arrium Ltd.	$13,578
9,331	Atlas Iron Ltd.	14,405
5,585	BlueScope Steel Ltd.(a)	19,748
18,050	Fortescue Metals Group Ltd.	88,111
6,944	Mount Gibson Iron Ltd.	6,048
1,801	Sims Metal Management Ltd.	17,658
26,583	Sundance Resources Ltd.(a)	9,427
		168,975
	Austria - 1.9%
1,172	Voestalpine AG	42,906

	Belgium - 0.5%
400	Bekaert SA NV	12,046

	Brazil - 10.6%
8,400	Cia Siderurgica Nacional SA	45,395
2,800	MMX Mineracao e Metalicos SA(a)	4,772
2,000	Usinas Siderurgicas de Minas Gerais SA	11,210
8,600	Vale SA	174,058
		235,435
	Chile - 1.3%
800	CAP SA	29,613

	China - 0.4%
10,917	Angang Steel Co. Ltd., H-Shares(a)	8,080

	Finland - 1.0%
15,728	Outokumpu Oyj(a)	16,268
912	Rautaruukki Oyj	6,561
		22,829
	Germany - 4.7%
417	Salzgitter AG	19,426
3,516	ThyssenKrupp AG(a)	85,382
		104,808
	Japan - 20.7%
1,000	Aichi Steel Corp.	4,394
4,369	Daido Steel Co. Ltd.	19,580
1,686	Hitachi Metals Ltd.	14,503
5,078	JFE Holdings, Inc.	108,449
34,321	Kobe Steel Ltd.(a)	42,497
300	Kyoei Steel Ltd.	5,592
945	Maruichi Steel Tube Ltd.	21,062
73,000	Nippon Steel & Sumitomo Metal Corp.	202,378
1,000	Nisshin Steel Holdings Co. Ltd.(a)	7,506
1,680	Sanyo Special Steel Co. Ltd.	5,394
1,159	Tokyo Steel Manufacturing Co. Ltd.	6,070
2,000	Topy Industries Ltd.	4,712
600	Yamato Kogyo Co. Ltd.	17,206
		459,343
	Luxembourg - 8.6%
499	APERAM SA	7,238
9,906	ArcelorMittal SA	169,626
586	Ternium SA ADR	13,847
		190,711
	Mexico - 0.6%
1,681	Industrias CH SAB de CV, Series B(a)	13,916

	South Africa - 2.7%
1,931	ArcelorMittal South Africa Ltd.(a)	7,577
767	Kumba Iron Ore Ltd.	51,703
		59,280
	South Korea - 10.6%
392	Dongkuk Steel Mill Co., Ltd.	4,698
326	Hyundai Hysco Co. Ltd.(a)	11,286
612	Hyundai Steel Co.	46,592
509	POSCO	166,640
22	POSCO Chemtech Co. Ltd.(a)	2,620
121	Seah Besteel Corp.(a)	3,295
		235,131
	Spain - 0.6%
1,188	Acerinox SA	13,155

	Sweden - 1.2%
244	Hoganas AB, Class B	10,085
1,982	SSAB AB, Class A	16,368
		26,453
	Taiwan - 4.4%
90,059	China Steel Corp.	84,945
8,000	Ton Yi Industrial Corp.	4,660
8,815	Tung Ho Steel Enterprise Corp.	8,897
		98,502
	Turkey - 1.2%
17,068	Eregli Demir ve Celik Fabrikalari TAS	24,257
975	Izmir Demir Celik Sanayi AS(a)	2,178
		26,435
	United Kingdom - 0.8%
4,013	Evraz PLC	18,356

	United States - 20.4%
1,436	AK Steel Holding Corp.	5,744
1,161	Allegheny Technologies, Inc.	36,746
478	Carpenter Technology Corp.	25,014
1,572	Cliffs Natural Resources, Inc.	58,651
1,259	Commercial Metals Co.	20,962
133	Haynes International, Inc.	6,799
129	Metals USA Holdings Corp.	2,319
3,256	Nucor Corp.	149,809
833	Reliance Steel & Aluminum Co.	53,912
264	Schnitzer Steel Industries, Inc., Class A	7,677
2,374	Steel Dynamics, Inc.	36,109
1,563	United States Steel Corp.	34,933
563	Worthington Industries, Inc.	15,471
		454,146
	Total Investments (Cost $3,163,466)(b)-99.8%	2,220,120
	Other assets less liabilities-0.2%	4,361
	Net Assets-100.0%	$2,224,481

Investment Abbreviations:
ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $3,223,493. The net unrealized depreciation was $1,003,373 which consisted of aggregate gross unrealized appreciation of $74,957 and aggregate gross unrealized depreciation of $1,078,330.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 7.2%
328,639	Cia de Saneamento Basico do Estado de Sao Paulo	$14,819,484

	Canada - 0.6%
171,396	GLV, Inc., Class A(a)	350,050
180,525	Pure Technologies Ltd.(a)	791,610
		1,141,660
	Cayman Islands - 0.6%
143,104	Consolidated Water Co. Ltd.	1,279,350

	China - 0.4%
2,432,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	752,601

	Finland - 5.8%
524,140	Kemira Oyj	8,309,936
265,654	Uponor Oyj(b)	3,714,165
		12,024,101
	France - 13.2%
696,142	Suez Environnement Co.	9,214,134
1,394,844	Veolia Environnement	17,979,347
		27,193,481
	Japan - 5.3%
348,631	Kurita Water Industries Ltd.	6,861,071
233,346	Organo Corp.	1,273,354
326,200	Torishima Pump Manufacturing Co. Ltd.	2,848,799
		10,983,224
	Malaysia - 0.3%
1,772,900	Puncak Niaga Holding Bhd(a)	684,738

	Singapore - 3.7%
2,655,516	Hyflux Ltd.	2,885,498
5,003,598	Sound Global Ltd.	2,667,939
4,187,000	United Envirotech Ltd.	2,131,047
		7,684,484
	Switzerland - 11.8%
35,864	Geberit AG	8,382,053
312,968	Pentair Ltd.	15,861,218
		24,243,271
	United Kingdom - 19.3%
1,084,335	Halma PLC	7,915,005
764,815	Pennon Group PLC	8,197,010
292,863	Severn Trent PLC	7,531,262
1,388,580	United Utilities Group PLC	16,115,150
		39,758,427
	United States - 31.8%
198,792	American Water Works Co., Inc.	7,609,758
109,533	Flowserve Corp.	17,171,489
89,975	Itron, Inc.(a)	4,173,940
127,571	Pall Corp.	8,713,099
79,165	Toro Co. (The)	3,485,635
36,697	Valmont Industries, Inc.	5,347,487
89,737	Waters Corp.(a)	8,217,217
62,318	Watts Water Technologies, Inc., Class A	2,872,860
290,811	Xylem, Inc.	8,122,351
		65,713,836
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $183,723,906)-100.0%	206,278,657

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.1%
256,697	Invesco Liquid Assets Portfolio - Institutional Class (Cost $256,697) (c)(d)	256,697

	Total Investments (Cost $183,980,603)(e)-100.1%	206,535,354
	Liabilities in excess of other assets -(0.1)%	(189,728)
	Net Assets-100.0%	$206,345,626

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $198,245,847. The net unrealized appreciation was $8,289,507 which consisted of aggregate gross unrealized appreciation of $33,218,631 and aggregate gross unrealized depreciation of $24,929,124.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio (PWND)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	China - 19.3%
884,000	China High Speed Transmission Equipment Group Co. Ltd.(a)	$353,349
1,147,000	China Longyuan Power Group Corp., H-Shares	961,318
2,118,000	Huaneng Renewables Corp. Ltd., H-Shares(a)	404,183
		1,718,850
	Denmark - 10.3%
151,428	Vestas Wind Systems A/S(a)(b)	914,081

	France - 6.1%
7,957	GDF Suez	163,200
174,074	Theolia SA(a)	375,698
		538,898
	Germany - 10.1%
8,599	E.ON AG	149,464
82,255	Nordex SE(a)(b)	441,029
3,849	RWE AG	144,748
1,494	Siemens AG	163,940
		899,181
	Italy - 10.7%
461,712	Enel Green Power SpA	951,999

	Japan - 7.1%
283	Japan Wind Development Co. Ltd. (a)	291,497
32,000	Mitsubishi Heavy Industries Ltd.	171,466
11,300	Mitsui & Co. Ltd.	170,998
		633,961
	Spain - 16.0%
241	Acciona SA	19,373
153,288	EDP Renovaveis SA(a)	873,907
151,229	Gamesa Corp. Tecnologica SA	358,005
32,442	Iberdrola SA	174,914
		1,426,199
	Switzerland - 1.9%
7,932	ABB Ltd.	170,052

	United Kingdom - 1.9%
23,096	BP PLC	170,912

	United States - 16.5%
5,785	AES Corp. (The)	62,709
109,986	American Superconductor Corp. (a)(b)	291,463
2,488	Duke Energy Corp.	171,025
3,034	Edison International	146,208
7,349	General Electric Co.	163,736
2,311	NextEra Energy, Inc.	166,508
4,541	Xcel Energy, Inc.	126,149
42,448	Zoltek Cos., Inc. (a)(b)	345,951
		1,473,749
	Total Common Stocks (Cost $12,928,142)	8,897,882

	Money Market Fund - 0.0%
2,294	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,294)	2,294

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $12,930,436)-99.9%	8,900,176

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 17.7%
1,581,244	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,581,244)(c)(d)	1,581,244

	Total Investments (Cost $14,511,680)(e)-117.6%	10,481,420
	Liabilities in excess of other assets - (17.6)%	(1,567,883)
	Net Assets-100.0%	$8,913,537

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $15,599,921. The net unrealized depreciation was $5,118,501 which consisted of aggregate gross unrealized appreciation of $305,714 and aggregate gross unrealized depreciation of $5,424,215.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.6%
	Bahrain - 0.6%
783,904	Gulf Finance House EC(a)	$96,894

	Egypt - 23.3%
199,800	Commercial International Bank Egypt SAE	1,053,866
6,616	Eastern Tobacco	98,454
106,024	Egyptian Financial Group-Hermes Holding SAE(a)	170,675
62,896	Ezz Steel	93,475
33,744	National Societe Generale Bank SAE	183,363
30,141	Orascom Construction Industries(a)	1,161,931
861,003	Orascom Telecom Holding SAE(a)	566,719
26,994	Six of October Development & Investment Co.(a)	82,648
361,773	Talaat Moustafa Group(a)	227,886
112,934	Telecom Egypt Co.	243,856
		3,882,873
	Kuwait - 24.7%
70,000	Agility Public Warehousing Co. KSC	141,791
60,900	Burgan Bank SAK	125,522
75,000	Commercial Bank of Kuwait SAK(a)	191,898
140,000	Gulf Bank KSC(a)	203,980
168,995	Kuwait Finance House KSC	504,463
28,000	Mabanee Co. SAKC	121,393
444,500	Mobile Telecommunications Co. KSC	1,311,069
366,439	National Bank of Kuwait SAK	1,276,157
120,000	National Industries Group Holding(a)	96,375
15,000	National Mobile Telecommunication Co. KSC	127,932
		4,100,580
	Morocco - 2.8%
62,480	Douja Promotion Groupe Addoha SA	462,046

	Oman - 4.2%
432,091	BankMuscat SAOG	690,223

	Qatar - 24.4%
28,951	Barwa Real Estate Co.	221,094
15,378	Doha Bank QSC	238,258
11,061	Gulf International Services QSC	97,537
87,673	Masraf Al Rayan	621,376
7,383	Qatar Electricity & Water Co.	288,810
41,219	Qatar Gas Transport Co. Ltd. (Nakilat)	179,924
17,446	Qatar Islamic Bank	354,168
35,316	Qatar National Bank SAQ	1,265,080
8,521	Qatar Navigation	152,618
20,807	Qatar Telecom (Qtel) QSC	640,171
		4,059,036
	United Arab Emirates - 19.6%
1,419,384	Air Arabia PJSC	341,997
222,580	Ajman Bank PJSC(a)	87,869
736,622	Aldar Properties PJSC	286,787
274,810	Arabtec Holding Co.	221,464
2,376,628	Dana Gas PJSC(a)	317,056
788,171	Drake & Scull International	171,668
740,238	Dubai Financial Market(a)	257,965
324,367	Dubai Investments PJSC	83,277
623,454	Emaar Properties PJSC	826,633
224,564	National Bank of Abu Dhabi PJSC	669,473
		3,264,189
	Total Common Stocks (Cost $14,555,930)	16,555,841

	Money Market Fund - 0.0%
4,475	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,475)	4,475

	Total Investments (Cost $14,560,405)(b)-99.6%	16,560,316
	Other assets less liabilities-0.4%	71,247
	Net Assets-100.0%	$16,631,563

Notes to the Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $17,262,799. The net unrealized depreciation was $702,483 which consisted of aggregate gross unrealized appreciation of $2,169,346 and aggregate gross unrealized depreciation of $2,871,829.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 8.4%
7,078	ALS Ltd.	$83,055
4,803	Ansell Ltd.	85,918
27,224	Ausdrill Ltd.	84,904
1,545	Australia & New Zealand Banking Group Ltd.	42,834
11,177	Cardno Ltd.	79,276
5,484	Coca-Cola Amatil Ltd.	79,166
948	Cochlear Ltd.	79,827
1,863	Commonwealth Bank of Australia	125,239
734	CSL Ltd.	42,062
7,430	Fleetwood Corp. Ltd.	79,591
9,032	Iress Ltd.	78,947
3,585	JB Hi-Fi Ltd.	37,019
18,063	M2 Telecommunications Group Ltd.	82,710
2,734	McMillan Shakespeare Ltd.	39,239
11,577	Metcash Ltd.	46,007
3,063	Monadelphous Group Ltd.	85,111
15,954	Navitas Ltd.	82,372
1,752	Newcrest Mining Ltd.	42,762
3,227	Origin Energy Ltd.	42,377
1,372	Ramsay Health Care Ltd.	42,274
2,908	Sonic Healthcare Ltd.	41,464
3,858	Super Retail Group Ltd.	42,937
6,549	UGL Ltd.	76,028
2,525	Woolworths Ltd.	82,277
1,591	WorleyParsons Ltd.	41,869
		1,645,265
	Austria - 0.2%
603	Andritz AG	39,694

	Belgium - 1.3%
1,693	Colruyt SA	82,053
1,883	Delhaize Group SA	89,242
1,001	D’ieteren SA	44,282
1,109	KBC Groep NV	43,708
		259,285
	Bermuda - 0.2%
11,000	Luk Fook Holdings International Ltd.	38,579

	Canada - 9.5%
798	Alimentation Couche Tard, Inc., Class B	38,875
1,692	Astral Media, Inc., Class A	79,412
1,370	Bank of Nova Scotia	80,443
853	Canadian National Railway Co.	81,752
1,355	Canadian Natural Resources Ltd.	40,860
1,174	Canadian Tire Corp. Ltd., Class A	81,593
1,082	Canadian Utilities Ltd., Class A	82,598
1,110	Emera, Inc.	39,495
1,821	Enbridge, Inc.	79,943
2,303	Fortis, Inc.	79,868
3,253	Great-West Lifeco, Inc.	84,350
1,399	Husky Energy, Inc.	43,559
931	IGM Financial, Inc.	40,545
2,706	Imperial Oil Ltd.	118,659
1,809	Laurentian Bank of Canada	79,869
2,883	Loblaw Cos. Ltd.	115,626
2,789	Manulife Financial Corp.	40,208
1,912	Metro, Inc.	118,527
525	National Bank of Canada	41,691
1,485	Nexen, Inc.	39,665
1,567	Power Corp. of Canada	41,150
1,419	Power Financial Corp.	40,616
649	Royal Bank of Canada	40,362
1,845	Shoppers Drug Mart Corp.	76,471
38,830	Sino-Forest Corp.(a)	—
2,360	Suncor Energy, Inc.	80,096
609	TELUS Corp.	41,088
609	TELUS Corp. NVTG	40,923
1,815	Toromont Industries Ltd.	40,339
830	TransCanada Corp.	39,229
		1,847,812
	Cayman Islands - 1.4%
32,000	Daphne International Holdings Ltd.	41,220
28,000	ENN Energy Holdings Ltd.	134,124
98,000	Sa Sa International Holdings Ltd.	88,453
		263,797
	Denmark - 1.3%
792	Coloplast A/S, Class B	41,786
696	Novo Nordisk A/S, Class B	128,015
2,853	Novozymes A/S, Class B	93,635
		263,436
	Finland - 0.4%
521	Kone Oyj, Class B	42,963
1,303	Orion Oyj, Class B	36,399
		79,362
	France - 5.8%
975	Air Liquide SA	124,591
232	Christian Dior SA	40,530
354	Dassault Systemes SA	39,345
798	Essilor International SA	81,338
1,227	Eutelsat Communications SA	42,154
132	Hermes International	42,904
1,061	Ipsos	42,270
437	LVMH Moet Hennessy Louis Vuitton SA	82,363
345	Pernod-Ricard SA	43,177
411	PPR	88,370
634	Publicis Groupe SA	41,528
594	Rubis	43,016
816	Sanofi	79,595
544	Schneider Electric SA	41,426
519	SEB SA	41,487
1,413	Sodexo	125,783
763	Total SA	41,355
1,640	Vinci SA	83,536
		1,124,768
	Germany - 6.0%
898	Adidas AG	83,437
1,746	BayWa AG	87,015
1,010	Bechtle AG	45,585
414	Bilfinger Berger SE	41,900

814	Fielmann AG	$83,112
1,875	Fresenius Medical Care AG & Co. KGaA	132,168
368	Fresenius SE & Co. KGaA	44,782
1,745	Fuchs Petrolub AG	123,526
1,596	Fuchs Petrolub AG (Preference)	122,185
2,519	Gerry Weber International AG	122,479
1,304	Hochtief AG(a)	85,015
340	MAN SE	40,983
417	MTU Aero Engines Holding AG	39,741
138	Rational AG	41,810
2,019	Rhoen Klinikum AG	42,370
491	SAP AG	40,216
		1,176,324
	Greece - 0.2%
3,582	Motor Oil (Hellas) Corinth Refineries SA	41,329

	Hong Kong - 2.3%
10,200	Bank of East Asia Ltd. (The)	41,955
3,000	Cheung Kong (Holdings) Ltd.	49,204
29,000	Chow Sang Sang Holdings International Ltd.	76,842
3,600	Dairy Farm International Holdings Ltd.	43,920
14,700	Hong Kong & China Gas Co. Ltd.	41,699
1,300	Jardine Strategic Holdings Ltd.	49,738
22,000	Li & Fung Ltd.	30,920
15,000	Lifestyle International Holdings Ltd.	38,527
21,500	Techtronic Industries Co.	43,524
12,500	Yue Yuen Industrial (Holdings) Ltd.	41,906
		458,235
	Ireland - 1.1%
2,047	CRH PLC	44,207
1,210	DCC PLC	39,583
842,107	Irish Bank Resolution Corp. Ltd.(a)	—
777	Kerry Group PLC, Class A	40,764
993	Paddy Power PLC	82,357
		206,911
	Israel - 0.2%
2,412	Osem Investments Ltd.	39,820

	Italy - 1.7%
10,529	Davide Campari-Milano SpA	82,179
8,416	Recordati SpA	86,079
2,935	Saipem SpA	83,265
619	Tod’s SpA	84,527
		336,050
	Japan - 21.7%
990	ABC-Mart, Inc.	37,751
1,600	Ain Pharmaciez, Inc.	86,522
3,000	Air Water, Inc.	38,429
4,092	ARCS Co. Ltd.	76,809
5,794	Asahi Group Holdings Ltd.	123,105
7,988	Bank of Yokohama Ltd. (The)	38,251
1,094	Canon, Inc.	40,339
500	Central Japan Railway Co.	43,831
2,000	Daihatsu Motor Co. Ltd.	41,683
1,700	Daiichikosho Co. Ltd.	41,634
1,194	Daikin Industries Ltd.	45,661
3,000	Daiseki Co. Ltd.	42,636
896	Daito Trust Construction Co. Ltd.	88,559
1,100	DeNA Co. Ltd.	34,859
1,088	Denso Corp.	40,773
600	East Japan Railway Co.	40,631
200	FANUC Corp.	31,229
200	Fast Retailing Co. Ltd.	52,772
1,200	FP Corp.	77,449
1,200	Fuyo General Lease Co. Ltd.	42,998
11,000	GS Yuasa Corp.	39,294
794	Hisamitsu Pharmaceutical Co., Inc.	42,589
2,000	Hokuto Corp.	37,607
2,700	House Foods Corp.	40,858
1,912	Izumi Co. Ltd.	40,855
800	Japan Exchange Group, Inc.	48,214
988	JGC Corp.	28,029
2,000	JSR Corp.	39,579
5,000	Kaken Pharmaceutical Co. Ltd.	82,238
6,998	Kansai Paint Co. Ltd.	77,986
1,500	Kao Corp.	43,129
600	KDDI Corp.	44,707
6,000	Kewpie Corp.	79,750
1,200	Kintetsu World Express, Inc.	39,448
3,000	Kirin Holdings Co. Ltd.	37,508
1,694	Kobayashi Pharmaceutical Co. Ltd.	82,788
5,012	Koito Manufacturing Co. Ltd.	83,643
4,590	K’s Holdings Corp.	125,287
3,100	Kuraray Co. Ltd.	39,879
1,894	Kurita Water Industries Ltd.	37,274
2,990	Maeda Road Construction Co. Ltd.	44,722
1,892	Miraca Holdings, Inc.	79,092
2,600	Mitsui & Co. Ltd.	39,345
3,000	Mochida Pharmaceutical Co. Ltd.	38,494
2,200	NEC Networks & System Integration Corp.	41,440
4,706	NHK Spring Co. Ltd.	41,305
2,000	Nichi-Iko Pharmaceutical Co. Ltd.	42,165
1,300	Nihon Kohden Corp.	41,410
1,138	Nitori Holdings Co. Ltd.	87,164
82	NTT Urban Development Corp.	82,126
300	Oriental Land Co. Ltd.	39,974
1,180	Point, Inc.	40,730
588	Rinnai Corp.	41,623
3,000	Rohto Pharmaceutical Co. Ltd.	37,607
696	Ryohin Keikaku Co. Ltd.	39,582
6,000	San-in Godo Bank Ltd. (The)	47,666
400	Sawai Pharmaceutical Co. Ltd.	41,157
1,196	Shimamura Co. Ltd.	117,687
700	Shin-Etsu Chemical Co. Ltd.	42,877
1,000	Sho-Bond Holdings Co. Ltd.	36,982
2,794	Stanley Electric Co. Ltd.	45,771
1,198	Sugi Holdings Co. Ltd.	41,220
988	Sumitomo Realty & Development Co. Ltd.	30,151
3,396	Sundrug Co. Ltd.	128,011
1,512	Suzuki Motor Corp.	39,647
1,600	Sysmex Corp.	76,529
2,000	Taikisha Ltd.	40,390
800	Takeda Pharmaceutical Co. Ltd.	41,201
2,900	Tokai Rika Co. Ltd.	47,539
3,000	Toshiba Plant Systems & Services Corp.	41,979
1,500	Towa Pharmaceutical Co. Ltd.	80,293
2,000	Toyo Suisan Kaisha Ltd.	55,621
1,196	Toyota Industries Corp.	39,775
890	Toyota Motor Corp.	42,569
1,492	Unicharm Corp.	79,292
2,600	Valor Co. Ltd.	41,624
247	Yahoo! Japan Corp.	97,301
1,078	Yamada Denki Co. Ltd.	41,580

1,400	Yamato Kogyo Co. Ltd.	$40,147
		4,230,371
	Luxembourg - 0.4%
2,776	SES SA FDR	84,953

	Netherlands - 1.3%
3,192	Arcadis NV	83,948
1,207	Koninklijke Vopak NV	82,394
3,103	Royal Imtech NV	81,903
		248,245
	New Zealand - 0.2%
10,092	Ryman Healthcare Ltd.	39,097

	Norway - 0.2%
782	Yara International ASA	41,639

	Portugal - 0.8%
25,652	EDP-Energias de Portugal SA	82,697
3,870	Jeronimo Martins SGPS SA	82,238
		164,935
	Singapore - 1.9%
2,000	Jardine Cycle & Carriage Ltd.	81,774
9,000	Keppel Corp. Ltd.	83,616
62,000	Olam International Ltd.	80,894
20,000	SembCorp Marine Ltd.	76,426
16,000	Super Group Ltd.	44,595
		367,305
	South Korea - 6.2%
979	Dongbu Insurance Co. Ltd.	41,986
309	Green Cross Corp.	39,869
1,890	Halla Climate Control Corp.	42,350
979	Hotel Shilla Co. Ltd.	41,222
263	Hyundai Department Store Co. Ltd.(a)	39,006
2,710	Hyundai Greenfood Co. Ltd.(a)	40,939
164	Hyundai Mobis	42,923
111	Korea Zinc Co. Ltd.(a)	39,143
536	KT&G Corp.	37,360
262	LG Chem Ltd.	73,264
844	LG Chem Ltd. (Preference Shares)	74,950
196	LG Household & Health Care Ltd.	109,256
60	Lotte Samkang Co. Ltd.(a)	37,633
221	OCI Co. Ltd.(a)	33,995
2,029	Partron Co. Ltd.	39,409
607	S1 Corp.	36,400
528	Samsung Engineering Co. Ltd.	75,399
201	Samsung Fire & Marine Insurance Co. Ltd.	40,701
2,330	Samsung Heavy Industries Co. Ltd.	81,845
184	Shinsegae Co. Ltd.	37,174
2,860	Woongjin Coway Co. Ltd.(a)	124,231
457	Yuhan Corp.(a)	77,011
		1,206,066
	Spain - 5.2%
38,993	Abengoa SA, Class B(a)	104,800
4,708	Abertis Infraestructuras SA	80,650
161	Construcciones y Auxiliar de Ferrocarriles SA	80,620
2,043	Ebro Foods SA	41,320
2,182	Gas Natural SDG SA	43,554
7,368	Iberdrola SA	39,725
2,914	Indra Sistemas SA	38,087
856	Industria de Diseno Textil SA (Inditex)	119,911
35,403	Mapfre SA	109,135
13,243	Prosegur Cia de Seguridad SA	82,690
2,218	Red Electrica Corporacion SA	123,469
2,750	Telefonica SA	39,867
1,546	Viscofan SA	80,836
2,606	Zardoya Otis SA	40,008
		1,024,672
	Sweden - 2.6%
1,969	Alfa Laval AB	42,022
5,481	Elekta AB, Class B	81,486
3,941	Getinge AB, Class B	121,517
2,361	Hennes & Mauritz AB, Class B	86,899
2,603	NIBE Industrier AB, Class B	40,908
1,863	Scania AB, Class B	38,208
4,392	Skandinaviska Enskilda Banken AB, Class A	44,002
1,144	Swedish Match AB	42,897
		497,939
	Switzerland - 1.5%
742	Aryzta AG	41,684
67	Galenica AG	39,920
415	PSP Swiss Property AG	39,768
344	Sonova Holding AG	39,784
288	Syngenta AG	124,278
		285,434
	United Kingdom - 17.9%
4,184	Admiral Group PLC	81,128
2,802	Aggreko PLC	70,946
3,260	Associated British Foods PLC	90,398
2,479	AstraZeneca PLC	119,993
1,163	Aveva Group PLC	39,846
2,616	Babcock International Group PLC	43,051
2,248	Bellway PLC	39,561
4,734	BG Group PLC	84,062
4,022	Bovis Homes Group PLC	38,164
2,377	British American Tobacco PLC	123,724
2,352	Bunzl PLC	42,249
6,591	Capita PLC	82,239
15,031	Carillion PLC	72,780
5,741	Chemring Group PLC	25,813
6,672	Compass Group PLC	80,817
2,788	Diageo PLC	82,968
3,848	Domino Printing Sciences PLC	40,174
4,851	Domino’s Pizza Group PLC	39,570
2,436	Experian PLC	41,750
1,566	Fidessa Group PLC	38,210
3,090	Galliford Try PLC	40,270
5,089	Genus PLC	114,571
3,945	Greene King PLC	41,749
11,021	Greggs PLC	83,522
11,073	Halma PLC	80,826
2,207	IMI PLC	40,939
14,869	Intermediate Capital Group PLC	83,358
5,739	Interserve PLC	40,435
2,413	Intertek Group PLC	118,941
7,696	J Sainsbury PLC	40,351
3,233	John Wood Group PLC	41,314
26,870	Man Group PLC	37,681
5,706	Meggitt PLC	39,353
18,201	Mitie Group PLC	81,347
13,338	N Brown Group PLC	77,989
1,248	Next PLC	80,293
3,842	Pennon Group PLC	41,177

2,865	Persimmon PLC	$38,269
1,872	Reckitt Benckiser Group PLC	124,714
1,956	Rotork PLC	82,087
1,699	SABMiller PLC	84,851
7,965	Sage Group PLC (The)	40,751
13,614	Serco Group PLC	119,685
2,151	Spirax-Sarco Engineering PLC	77,005
1,768	SSE PLC	39,776
2,968	Standard Chartered PLC	78,937
21,180	Tesco PLC	119,645
2,047	Travis Perkins PLC	39,269
1,561	Victrex PLC	37,965
1,285	Weir Group PLC (The)	40,420
3,990	WH Smith PLC	42,131
19,751	William Morrison Supermarkets PLC	78,599
5,308	WPP PLC	83,440
		3,489,103
	Total Investments (Cost $18,222,644)(b)-99.9%	19,500,426
	Other assets less liabilities-0.1%	26,641
	Net Assets-100.0%	$19,527,067

Investment Abbreviations:
NVTG - Non-voting Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $18,229,382. The net unrealized appreciation was $1,271,044 which consisted of aggregate gross unrealized appreciation of $2,153,464 and aggregate gross unrealized depreciation of $882,420.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Commodity Funds - 22.1%
16,102	PowerShares DB Agriculture Fund(a)(b)	$449,407
15,722	PowerShares DB Base Metals Fund(a)(b)	305,950
21,577	PowerShares DB Energy Fund(a)(b)	632,422
5,333	PowerShares DB Precious Metals Fund(a)(b)	304,887
		1,692,666
	Currency Funds - 8.1%
23,364	PowerShares DB G10 Currency Harvest Fund(a)(b)	621,950

	Domestic Equity Funds - 4.0%
15,394	PowerShares S&P 500 BuyWrite Portfolio(c)	308,804

	Fixed Income Funds - 32.1%
2,474	iShares Barclays TIPS Bond Fund	298,810
4,901	PIMCO Broad U.S. TIPS Index Fund	297,716
28,868	PowerShares Emerging Markets Sovereign Debt Portfolio(c)	877,587
46,487	PowerShares Preferred Portfolio(c)(d)	687,543
4,948	SPDR Barclays TIPS ETF	298,216
		2,459,872
	International Equity Funds - 33.7%
15,955	PowerShares Emerging Markets Infrastructure Portfolio(c)	699,308
19,417	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(c)(d)	471,445
7,460	PowerShares Global Agriculture Portfolio(c)	241,480
6,312	PowerShares Global Gold and Precious Metals Portfolio(c)	213,220
86,992	PowerShares MENA Frontier Countries Portfolio(c)	951,693
		2,577,146
	Total Exchange-Traded Funds (Cost $7,129,361)	7,660,438

	Money Market Fund - 0.0%
2,443	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,443)	2,443

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $7,131,804)-100.0%	7,662,881

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.8%
139,450	Invesco Liquid Assets Portfolio - Institutional Class (Cost $139,450)(e)(f)	139,450

	Total Investments (Cost $7,271,254)(g)-101.8%	7,802,331
	Liabilities in excess of other assets-(1.8)%	(140,761)
	Net Assets-100.0%	$7,661,570

Investment Abbreviations:
ETF - Exchange-Traded Fund
TIPS - Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Not considered to be affiliated.

(c) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the investment in affiliated ETFs for the three months ended January 31, 2013.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	(Loss)	January 31, 2013	Income

PowerShares Emerging Markets Infrastructure Portfolio	$798,507	$2,735	$(179,605)	$59,006	$18,665	$699,308	$2,814
PowerShares Emerging Markets Sovereign Debt Portfolio	1,067,664	3,524	(173,601)	(46,223)	26,223	877,587	11,721
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	529,536	1,779	(104,223)	35,866	8,487	471,445	6,315
PowerShares Global Agriculture Portfolio	258,255	854	(40,397)	11,096	11,672	241,480	919
PowerShares Global Gold and Precious Metals Portfolio	263,701	32,248	(33,492)	(48,147)	(1,090)	213,220	—
PowerShares MENA Frontier Countries Portfolio	1,019,170	45,262	(145,125)	36,747	(4,361)	951,693	—
PowerShares Preferred Portfolio	790,883	8,701	(108,977)	(11,168)	8,104	687,543	12,290
PowerShares S&P 500 BuyWrite Portfolio	346,696	19,687	(50,420)	(9,892)	2,733 *	308,804	6,272
Total Investments in Affiliates	$5,074,412	$114,790	$(835,840)	$27,285	$70,433	$4,451,080	$40,331

* Includes $2,267 of capital gains from affiliated underlying funds.

(d) All or a portion of this security was out on loan at January 31, 2013.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(f) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(g) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $7,292,264. The net unrealized appreciation was $510,067 which consisted of aggregate gross unrealized appreciation of $672,151 and aggregate gross unrealized depreciation of $162,084.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Domestic Equity Funds - 40.2%
5,956	iShares Core S&P Small-Cap ETF	$492,204
1,461	iShares Dow Jones U.S. Healthcare Sector Index Fund	131,154
3,259	iShares Dow Jones U.S. Technology Sector Index Fund(a)	233,768
25,743	PowerShares DWA Technical LeadersTM Portfolio(b)	752,725
2,809	PowerShares Dynamic Energy Sector Portfolio(b)	134,158
83,496	PowerShares Fundamental Pure Large Core Portfolio(b)	2,387,986
11,462	PowerShares S&P 500® High Beta Portfolio(b)	270,503
21,127	PowerShares S&P 500® Low Volatility Portfolio(b)	611,627
		5,014,125
	Fixed Income Funds - 14.8%
1,236	iShares iBoxx $ High Yield Corporate Bond Fund	115,776
8,316	PowerShares Active Low Duration Fund(b)	210,624
4,046	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	122,999
29,330	PowerShares Fundamental High Yield® Corporate Bond Portfolio(b)	564,309
8,653	SPDR Barclays 1-3 Month T-Bill ETF(c)	396,394
6,743	SPDR Barclays High Yield Bond ETF	275,249
2,023	Vanguard Short-Term Corporate Bond ETF	162,184
		1,847,535
	International Equity Funds - 45.0%
7,080	Global X FTSE Asean 40 ETF(a)	119,793
3,259	iShares MSCI All Country Asia ex-Japan Index Fund(a)	197,072
4,832	iShares MSCI EAFE Index Fund	284,991
2,809	iShares MSCI Emerging Markets Index Fund	124,214
5,619	iShares MSCI EMU Index Fund(a)	195,092
9,664	iShares MSCI Germany Index Fund	248,462
16,969	iShares MSCI Japan Index Fund	169,181
5,282	iShares MSCI Pacific ex-Japan Index Fund	257,709
4,607	iShares MSCI Switzerland Index Fund	132,221
12,361	iShares MSCI United Kingdom Index Fund	228,308
5,731	PowerShares DWA Emerging Markets Technical Leaders Portfolio(a)(b)	107,399
15,733	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)(b)	597,854
34,612	PowerShares FTSE RAFI Emerging Markets Portfolio(b)	790,884
14,721	PowerShares International Dividend AchieversTM Portfolio(b)	243,632
3,147	Vanguard MSCI EAFE ETF	115,117
5,619	Vanguard MSCI Emerging Markets ETF	250,383
19,891	Vanguard MSCI European ETF	1,013,049
5,619	WisdomTree Emerging Markets SmallCap Dividend Fund	281,456
6,518	WisdomTree Japan Hedged Equity Fund	259,742
		5,616,559
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $11,491,378)-100.0%	12,478,219

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 7.2%
897,713	Invesco Liquid Assets Portfolio - Institutional Class (Cost $897,713)(d)(e)	897,713

	Total Investments (Cost $12,389,091)(f)-107.2%	13,375,932
	Liabilities in excess of other assets-(7.2)%	(897,928)
	Net Assets-100.0%	$12,478,004

Investment Abbreviations:
ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the investment in affiliated ETFs for the three months ended January 31, 2013.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized		Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	Gain		January 31, 2013	Income
PowerShares Active Low Duration Fund	$304,705	$4,874	$(98,937)	$(33)	$15	*	$210,624	$511
PowerShares Active U.S. Real Estate Fund	442,513	6,898	(456,030)	(58,496)	65,115		—	690
PowerShares Dividend AchieversTM Portfolio	332,461	—	(324,205)	(10,402)	2,146		—	—
PowerShares DWA Emerging Markets Technical Leaders Portfolio	144,660	1,687	(48,588)	7,178	2,462		107,399	232
PowerShares DWA Technical LeadersTM Portfolio	1,017,925	15,398	(342,877)	3,979	58,300		752,725	5,930
PowerShares Dynamic Energy Sector Portfolio	—	156,128	(45,432)	18,709	4,753		134,158	1,538
PowerShares Emerging Markets Sovereign Debt Portfolio	181,496	2,097	(57,806)	(10,079)	7,291		122,999	1,901
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	533,515	189,924	(177,190)	26,402	25,203		597,854	3,927
PowerShares FTSE RAFI Emerging Markets Portfolio	1,052,925	15,612	(360,969)	81,690	1,626		790,884	3,622
PowerShares Fundamental High Yield® Corporate Bond Portfolio	811,409	9,760	(261,134)	(15,190)	19,464		564,309	9,181
PowerShares Fundamental Pure Large Core Portfolio	3,982,431	48,581	(1,845,911)	73,301	129,584		2,387,986	30,182
PowerShares International Dividend AchieversTM Portfolio	577,748	5,247	(381,398)	7,039	34,996		243,632	2,471
PowerShares S&P 500® High Beta Portfolio	338,094	4,758	(119,873)	35,582	11,942		270,503	1,398
PowerShares S&P 500® Low Volatility Portfolio	—	779,150	(213,245)	35,118	10,604		611,627	6,618
Total Investments in Affiliates	$9,719,882	$1,240,114	$(4,733,595)	$194,798	$373,501		$6,794,700	$68,201

* Includes $694 of capital gains from affiliated underlying funds.

(c) Non-income producing security.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(f) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $12,427,628. The net unrealized appreciation was $948,304 which consisted of aggregate gross unrealized appreciation of $1,040,902 and aggregate gross unrealized depreciation of $92,598.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Domestic Equity Funds - 35.4%
10,581	Credit Suisse Cushing 30 MLP Index ETN(a)	$288,967
2,272	iShares Dow Jones U.S. Financial Services Index Fund	142,818
3,346	iShares Dow Jones U.S. Healthcare Sector Index Fund	300,370
6,454	iShares Dow Jones U.S. Technology Sector Index Fund(a)	462,945
74,342	PowerShares Dividend AchieversTM Portfolio(b)	1,274,222
18,174	PowerShares DWA Technical LeadersTM Portfolio(b)	531,408
48,047	PowerShares High Yield Equity Dividend AchieversTM Portfolio(a)(b)	479,990
26,415	PowerShares S&P 500® High Beta Portfolio(b)	623,394
24,861	PowerShares S&P 500® Low Volatility Portfolio(b)	719,726
		4,823,840
	Fixed Income Funds - 42.1%
13,387	iShares Barclays 1-3 Year Credit Bond Fund	1,413,667
2,390	iShares Barclays MBS Bond Fund	257,642
9,323	iShares iBoxx $ High Yield Corporate Bond Fund	873,285
3,227	iShares JPMorgan USD Emerging Markets Bond Fund	384,949
4,542	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	138,077
45,776	PowerShares Fundamental High Yield® Corporate Bond Portfolio(b)	880,730
21,753	SPDR Barclays High Yield Bond ETF(a)	887,958
11,116	Vanguard Short-Term Corporate Bond ETF	891,170
		5,727,478
	International Equity Funds - 22.5%
1,793	iShares MSCI All Country Asia ex-Japan Index Fund(a)	108,423
2,390	iShares MSCI EAFE Index Fund	140,962
2,868	iShares MSCI Pacific ex-Japan Index Fund	139,930
5,737	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(b)	218,006
24,861	Vanguard MSCI Emerging Markets ETF	1,107,806
23,067	Vanguard MSCI European ETF	1,174,803
4,303	WisdomTree Japan Hedged Equity Fund	171,475
		3,061,405
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $12,671,384)-100.0%	13,612,723

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 10.2%
1,380,722	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,380,722)(c)(d)	1,380,722

	Total Investments (Cost $14,052,106)(e)-110.2%	14,993,445
	Liabilities in excess of other assets-(10.2)%	(1,382,667)
	Net Assets-100.0%	$13,610,778

Investment Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the  transactions in and earnings from the investment in affiliated  ETFs for the three months ended January 31, 2013.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	(Loss)	January 31, 2013	Income
PowerShares Active U.S. Real Estate Fund	$374,849	$23,808	$(418,283)	$(40,585)	$60,211	$—	$3,149
PowerShares Dividend AchieversTM Portfolio	1,556,958	197,295	(553,684)	33,825	39,828	1,274,222	11,796
PowerShares DWA Technical LeadersTM Portfolio	609,626	33,368	(149,566)	17,259	20,721	531,408	3,662
PowerShares Dynamic Consumer Discretionary Sector Portfolio	245,029	—	(242,596)	(32,250)	29,817	—	—
PowerShares Emerging Markets Sovereign Debt Portfolio	172,878	7,875	(39,460)	(7,822)	4,606	138,077	1,814
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	229,455	(10,830)	(590)	(29)	218,006	—
PowerShares Fundamental High Yield® Corporate Bond Portfolio	1,049,193	72,981	(246,636)	(11,250)	16,442	880,730	12,189
PowerShares High Yield Equity Dividend AchieversTM Portfolio	565,280	29,252	(134,211)	4,504	15,165	479,990	7,160
PowerShares International Dividend AchieversTM Portfolio	232,683	11,219	(261,265)	(3,160)	20,523	—	1,026
PowerShares S&P 500® High Beta Portfolio	475,541	208,156	(160,396)	85,150	14,943	623,394	2,817
PowerShares S&P 500® Low Volatility Portfolio	209,785	637,522	(169,365)	32,151	9,633	719,726	7,062
Total Investments in Affiliates	$5,491,822	$1,450,931	$(2,386,292)	$77,232	$231,860	$4,865,553	$50,675

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $14,072,224. The net unrealized appreciation was $921,221 which consisted of aggregate gross unrealized appreciation of $949,593 and aggregate gross unrealized depreciation of $28,372.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2013

(Unaudited)

Principal Amount		Value
	Long Term Investments - 95.2%
	United States Government Obligations - 95.2%
	United States Treasury Notes - 19.6%
$5,054,000	4.000%, 02/15/14	$5,254,386
4,904,000	4.000%, 02/15/15	5,274,100
4,706,000	4.500%, 02/15/16	5,283,591
4,578,000	4.625%, 02/15/17	5,302,253
4,759,000	3.500%, 02/15/18	5,374,324
5,409,000	2.000%, 02/15/22	5,486,333
		31,974,987
	United States Treasury Bonds - 75.6%
3,594,000	8.875%, 02/15/19	5,234,323
3,538,000	8.500%, 02/15/20	5,249,232
3,573,000	7.875%, 02/15/21	5,289,716
3,607,000	7.125%, 02/15/23	5,329,343
3,811,000	6.250%, 08/15/23	5,349,691
3,386,000	7.625%, 02/15/25	5,334,538
3,808,000	6.000%, 02/15/26	5,369,280
3,579,000	6.625%, 02/15/27	5,358,436
3,670,000	6.125%, 11/15/27	5,301,429
4,000,000	5.250%, 02/15/29	5,369,376
3,539,000	6.250%, 05/15/30	5,299,100
11,710,000	5.375%, 02/15/31	16,157,973
12,835,000	4.500%, 02/15/36	16,250,316
4,103,000	4.750%, 02/15/37	5,383,263
4,318,000	4.375%, 02/15/38	5,381,308
4,977,000	3.500%, 02/15/39	5,393,824
4,143,000	4.625%, 02/15/40	5,373,599
4,055,000	4.750%, 02/15/41	5,361,472
5,378,000	3.125%, 02/15/42	5,370,439
		123,156,658
	Total Long-Term Investments (Cost $145,347,951)	155,131,645

	Short-Term Investments - 3.3%
	United States Government Obligations - 3.1%
	United States Treasury Notes - 3.1%
4,999,000	3.875%, 02/15/13 (Cost $5,005,254)	5,006,813

Number of Shares
	Money Market Fund - 0.2%
340,034	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $340,034)	340,034

	Total Short-Term Investments (Cost $5,345,288)	5,346,847

	Total Investments (Cost $150,693,239)(a)-98.5%	160,478,492
	Other assets less liabilities-1.5%	2,489,699
	Net Assets - 100.0%	$162,968,191

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $150,733,516. The net unrealized appreciation was $9,744,976 which consisted of aggregate gross unrealized appreciation of $9,876,335 and aggregate gross unrealized depreciation of $131,359.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.4%
	Ad Valorem Property Tax — 24.7%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,411,270
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,163,750
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,650,015
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	16,258,480
9,030,000	California State Ser. 09	7.300	10/01/39	12,714,782
3,135,000	California State Ser. 09	7.350	11/01/39	4,440,947
4,500,000	California State Ser. 10	7.625	03/01/40	6,608,160
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,177,458
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,219,720
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,214,460
12,200,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	15,454,716
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,842,688
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	6,919,200
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,869,585
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,120,936
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,672,980
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,870,635
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,734,976
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,825,675
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,142,140
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,448,380
1,500,000	Dallas Texas Independent School District Ser. 10C	6.450	02/15/35	1,867,965
200,000	Delaware State Ser. 09D	5.200	10/01/26	232,648
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	620,465
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,124,160
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,123,040
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,105,870
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	243,150
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	671,719
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,114,150
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,237,900
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,261,260
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,096,670
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,384,900
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,907,691
10,000,000	Illinois State Ser. 10	7.100	07/01/35	11,896,400
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,415,050
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,288,555
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,815,750
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	216,268
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	345,347
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,404,200
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,348,580
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,144,310
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,148,700
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,191,100
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	601,480
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	4,038,764
1,815,000	Lincoln Nebraska West Haymarket Joint Public Agency Ser. 10	6.000	12/15/39	2,328,881
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	4,095,030
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	614,060
14,795,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	19,773,074
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,636,260
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	245,470

$500,000	Lubbock Texas Ser. 10B	6.032%	02/15/30	$579,140
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,903,161
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,098,110
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,905,970
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,121,460
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,555,976
12,100,000	New York City New York Ser. 10	5.968	03/01/36	15,411,044
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,189,850
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,067,990
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,086,870
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,086,550
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,661,671
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,183,890
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	568,400
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,095,570
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,374,060
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,109,140
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,405,440
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,899,525
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,903,283
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,151,600
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,187,940
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,189,390
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,113,410
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,919,790
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,053,980
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	228,470
3,000,000	State of Washington (Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	3,727,380
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,185,650
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,400,300
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,670,400
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,663,170
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	739,469
				278,737,869
	College Revenue — 6.0%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	534,695
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,216,260
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,195,950
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,182,170
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,345,467
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,472,666
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	604,737
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,235,440
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,646,760
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	6,069,550
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,431,513
5,000,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	6,505,500
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,207,800
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,191,820
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,131,640
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,114,080
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,275,910
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	558,610
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	283,570
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,160,180
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,210,380
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	551,745
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,399,750
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,619,100
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,092,300

$250,000	University of Michigan University Rev. Ser. 10A	5.513%	04/01/30	$314,105
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	559,245
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,436,200
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	2,253,620
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	602,670
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,810,884
250,000	Wayne State University Ser. 09B	6.536	11/15/39	278,195
				67,492,512
	Electric Power Revenue — 9.2%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,772,786
1,500,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	2,117,295
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,826,036
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,680,780
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	217,806
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	894,870
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,199,100
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,274,120
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,079,300
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,397,185
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,448,100
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	618,695
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	4,866,200
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,329,380
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,811,325
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	554,950
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	6,241,750
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,301,320
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	5,943,850
13,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	15,796,034
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,262,980
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	317,248
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,202,950
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,224,710
10,000,000	San Antonio Texas Electric & Gas Rev. Ser. 12	4.427	02/01/42	10,638,900
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,227,750
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,380,660
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,103,609
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,460,560
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,652,834
				103,843,083
	Fuel Sales Tax Revenue — 2.4%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,768,200
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	7,275,420
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,270,440
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,331,200
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,631,364
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,818,750
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,641,880
				26,737,254
	General Fund — 4.4%
4,000,000	California State Ser. 09	7.500	04/01/34	5,646,840

$4,500,000	California State Ser. 10	7.950%	03/01/36	$5,610,465
10,000,000	California State Ser. 10	7.600	11/01/40	14,862,000
10,040,000	California State Various Purpose Ser. 09	7.550	04/01/39	14,719,142
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,916,800
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,473,900
				49,229,147
	Grant Revenue — 1.5%
15,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	17,072,808

	Highway Tolls Revenue — 5.6%
1,350,000	Bay Area Toll Auth. California Toll Bridge Rev. Ser. 09F-2	6.263	04/01/49	1,797,687
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	720,956
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	225,800
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	280,855
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	311,087
1,875,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	2,628,862
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,857,600
18,675,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	22,245,287
11,265,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	13,288,645
2,305,000	Pennsylvania Turnpike Commission Ser.09	6.378	12/01/37	2,657,319
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,414,160
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,405,460
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,770,050
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,144,214
				63,747,982
	Hospital Revenue — 1.0%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,227,380
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,261,320
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,037,575
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,096,320
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	997,740
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,661,880
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	608,380
				10,890,595
	Hotel Occupancy Tax — 1.1%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,504,940
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,463,460
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	5,928,497
				11,896,897
	Income Tax Revenue — 2.4%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,841,865
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,997,676
8,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	9,076,400
850,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.572	11/01/38	1,037,408
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	241,504
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,185,686
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,653,288
2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770	03/15/39	3,029,950
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,482,820
				26,546,597
	Lease Revenue — 6.1%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	352,545
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,180,760
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,303,260

$2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804%	03/01/35	$2,310,060
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,918,325
8,500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	11,345,460
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,359,200
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,148,210
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,612,000
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,675,120
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,106,140
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,342,060
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,274,720
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	294,182
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,155,040
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,266,581
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,761,585
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	540,630
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,106,460
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,169,120
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,121,770
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,371,860
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,086,110
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	591,045
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,112,810
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,750,510
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	629,070
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,313,290
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,071,770
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,374,600
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,497,500
				69,141,793
	Miscellaneous Revenue — 4.5%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	567,920
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	589,140
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,304,640
2,000,000	Illinois State Ser. 10	7.350	07/01/35	2,391,120
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,188,020
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,300,065
1,630,000	Indianapolis Local Public Improvement Bond Bank	6.116	01/15/40	2,121,396
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	580,385
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,360,200
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,047,900
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	6,209,600
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,332,460
7,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	10,462,935
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,342,690
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,188,150
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,129,200
				51,115,821
	Multiple Utility Revenue — 0.2%
1,500,000	Colorado Springs Colorado Utilities Rev. Ser. 10	6.615	11/15/40	2,079,345

	Port, Airport & Marina Revenue — 6.4%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,074,190
12,690,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	14,683,345
15,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	19,273,950
10,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	11,509,700
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,769,560
11,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	14,065,535
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	276,140
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	2,141,129

$5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365%	01/01/40	$6,115,000
				71,908,549
	Resource Recovery Revenue — 0.4%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,404,801

	Sales Tax Revenue — 2.2%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	6,652,100
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	232,272
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,481,140
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	313,672
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,745,300
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,190,890
3,700,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	4,527,838
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,241,839
1,000,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	1,297,010
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,912,900
				24,594,961
	Sewer Revenue — 4.2%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	555,420
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,684,365
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,363,810
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	584,000
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,225,329
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,284,021
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,356,255
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,415,747
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	561,980
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	236,366
3,260,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	4,137,625
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,147,220
9,030,000	Orange County Sanitation District (WasterWater) Rev. Ser. 10C	6.400	02/01/44	12,080,966
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,468,260
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	5,873,750
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	212,388
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,504,960
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,863,700
				47,556,162
	Special Assessment — 0.1%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,645,215

	Tax Increment Revenue — 1.1%
8,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopment) Ser. 10B	7.784	09/01/40	10,183,309
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	559,665
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,104,280
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,092,170
				12,939,424
	Transit Revenue — 5.8%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,478,376
1,800,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.754	07/01/41	2,280,960
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,131,125
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	1,992,808
2,380,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	3,056,634
3,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	4,495,435
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,208,370
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,309,970
12,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	16,387,168

$6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754%	12/15/28	$7,172,040
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,275,132
17,770,000	Virginia Commonwealth Transportation Board Transportation Capital Projects Rev. Ser. 10A-2	5.350	05/15/35	21,158,028
				64,946,046
	Water Revenue — 6.1%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	564,260
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,631,610
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	234,262
2,680,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,462,158
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	15,655,780
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,180,500
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,580,625
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,430,140
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	137,871
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	379,225
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,328,620
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	601,385
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,234,140
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,135,080
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,153,740
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,567,740
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,292,852
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	3,272,359
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,196,510
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,217,180
2,010,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.807	06/15/39	2,487,235
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	602,265
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	624,465
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,302,490
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	637,385
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	648,805
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,642,330
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	621,185
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,254,680
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,419,020
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,736,610
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,171,340
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,475,328
2,500,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	2,760,000
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	626,650
				69,265,825
	Total Municipal Bonds (Cost $957,300,445)			1,075,792,686

Number of Shares
Money Market Fund—3.7%
41,989,316	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $41,989,316)	41,989,316

Total Investments (Cost $999,289,761) (a)— 99.1%	$1,117,782,002
Other assets less liabilities—0.9%	10,366,711
Net Assets—100.0%	$1,128,148,713

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $118,492,241 which consisted of aggregate gross unrealized appreciation of $120,314,076 and aggregate gross unrealized depreciation of $1,821,835.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.9%
	Bonds - 32.7%
1,072,161	Aberdeen Asia-Pacific Income Fund, Inc.	$8,427,185
1,794,860	AllianceBernstein Income Fund	14,628,109
112,818	BlackRock Core Bond Trust	1,732,884
357,353	BlackRock Credit Allocation Income Trust IV	5,027,957
63,252	BlackRock Enhanced Government Fund, Inc.	993,056
201,189	BlackRock Income Opportunity Trust, Inc.	2,263,376
377,588	BlackRock Income Trust, Inc.	2,714,858
129,010	BlackRock Limited Duration Income Trust	2,444,739
56,770	Cohen & Steers Select Preferred and Income Fund, Inc.	1,540,738
94,971	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,172,892
108,835	Eaton Vance Short Duration Diversified Income Fund	1,922,026
62,602	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,114,316
70,960	Federated Enhanced Treasury Income Fund	1,017,566
82,659	First Trust Aberdeen Global Opportunity Income Fund	1,511,833
107,433	Franklin Templeton Limited Duration Income Trust	1,617,941
104,454	Guggenheim Build America Bonds Managed Duration Trust	2,376,328
63,196	Helios Total Return Fund, Inc.	1,541,350
52,434	Invesco Van Kampen Bond Fund(a)	1,085,384
29,564	John Hancock Investors Trust	671,103
322,299	MFS Charter Income Trust	3,287,450
133,884	MFS Government Markets Income Trust	890,329
397,684	MFS Intermediate Income Trust	2,533,247
522,433	MFS Multimarket Income Trust	3,813,761
48,807	Nuveen Build America Bond Opportunity Fund	1,054,231
176,503	Nuveen Build American Bond Term Fund	3,694,208
645,369	Nuveen Credit Strategies Income Fund	6,544,042
125,753	Nuveen Floating Rate Income Opportunity Fund	1,662,455
63,276	Nuveen Global Government Enhanced Income Fund	937,118
55,419	Nuveen Mortgage Opportunity Term Fund	1,638,186
335,073	Nuveen Multi-Currency Short-Term Government Income Fund	4,436,366
576,323	Nuveen Preferred Income Opportunities Fund	5,722,887
393,066	Nuveen Quality Preferred Income Fund	3,517,941
718,743	Nuveen Quality Preferred Income Fund II	6,763,372
144,165	Nuveen Quality Preferred Income Fund III	1,319,110
123,828	PIMCO Corporate Income Fund	2,319,298
128,108	PIMCO Strategic Global Government Fund, Inc.	1,516,799
100,847	Pioneer Floating Rate Trust	1,400,765
450,141	Putnam Master Intermediate Income Trust	2,336,232
895,118	Putnam Premier Income Trust	4,967,905
124,584	Strategic Global Income Fund, Inc.	1,381,637
542,864	Templeton Global Income Fund	5,282,067
292,473	Wells Fargo Advantage Income Opportunities Fund	3,041,719
71,613	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,477,376
42,140	Western Asset Investment Grade Defined Opportunity Trust, Inc.	962,056
470,094	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,186,437
221,069	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,900,425
		135,391,060
	Bonds/High Yield - 27.0%
347,775	AllianceBernstein Global High Income Fund, Inc.	5,800,887
345,039	BlackRock Build America Bond Trust	7,570,156
158,122	BlackRock Corporate High Yield Fund III, Inc.	1,276,045
158,696	BlackRock Corporate High Yield Fund V, Inc.	2,078,918
149,969	BlackRock Corporate High Yield Fund VI, Inc.	1,939,099
142,623	BlackRock Corporate High Yield Fund, Inc.	1,142,410
507,801	BlackRock Debt Strategies Fund, Inc.	2,259,714
82,365	BlackRock Floating Rate Income	1,266,774
171,683	BlackRock Floating Rate Income Strategies Fund, Inc.	2,709,158
270,903	BlackRock Senior High Income Fund, Inc.	1,219,064
173,002	Credit Suisse Asset Management Income Fund, Inc.	707,578
326,886	Credit Suisse High Yield Bond Fund	1,068,917
257,663	Dreyfus High Yield Strategies Fund	1,113,104
129,167	Eaton Vance Floating-Rate Income Trust	2,257,839
491,907	Eaton Vance Limited Duration Income Fund	8,362,419
117,984	Eaton Vance Senior Floating-Rate Trust	1,970,333
222,193	First Trust High Income Long/Short Fund	4,183,894
104,004	First Trust Senior Floating Rate Income Fund II	1,639,103
152,174	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	3,099,784
131,230	Global High Income Fund, Inc.	1,713,864
500,340	ING Prime Rate Trust	3,177,159
87,031	John Hancock Preferred Income Fund	2,024,341
87,833	John Hancock Preferred Income Fund II	2,006,984
130,120	John Hancock Preferred Income Fund III	2,546,448
305,470	John Hancock Premium Dividend Fund	4,337,674
372,111	Managed High Yield Plus Fund, Inc.	807,481
161,950	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,993,605
94,047	Neuberger Berman High Yield Strategies Fund, Inc.	1,321,360
107,811	New America High Income Fund, Inc.	1,184,843
478,758	Nexpoint Credit Strategies Fund	3,370,456
196,968	Nuveen Floating Rate Income Fund	2,523,160
19,442	Nuveen Mortgage Opportunity Term Fund 2	576,066
133,460	Nuveen Senior Income Fund	1,039,653
214,317	PIMCO Corporate Opportunity Fund	4,350,635
86,957	PIMCO Income Strategy Fund	1,153,050
203,427	PIMCO Income Strategy Fund II	2,343,479
161,823	Templeton Emerging Markets Income Fund	2,797,920
256,072	Wells Fargo Advantage Multi-Sector Income Fund	4,153,488
176,425	Western Asset Emerging Markets Debt Fund, Inc.	3,909,578
135,417	Western Asset Emerging Markets Income Fund, Inc.	2,127,401
142,879	Western Asset Global High Income Fund, Inc.	2,010,308
299,066	Western Asset High Income Fund II, Inc.	2,981,688
309,248	Western Asset High Income Opportunity Fund, Inc.	2,044,129

111,735	Western Asset High Yield Defined Opportunity Fund, Inc.	$2,096,149
170,427	Western Asset Managed High Income Fund, Inc.	1,092,437
40,463	Western Asset Premier Bond Fund	662,379
		112,010,931
	Domestic Equity - 2.1%
883,898	DNP Select Income Fund, Inc.	8,812,463

	Option Income - 38.1%
105,554	Advent Claymore Enhanced Growth & Income Fund	1,049,207
642,728	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	10,701,421
335,376	BlackRock Enhanced Capital and Income Fund, Inc.	4,376,657
1,406,030	BlackRock Enhanced Equity Dividend Trust	10,967,034
204,459	BlackRock Global Energy and Resources Trust	5,230,061
547,377	BlackRock Global Opportunities Equity Trust	7,718,016
36,236	BlackRock Health Sciences Trust	1,078,746
863,128	BlackRock International Growth and Income Trust	6,671,979
389,834	BlackRock Real Asset Equity Trust	4,104,952
92,523	Columbia Seligman Premium Technology Growth Fund	1,435,032
185,856	Dow 30 Enhanced Premium & Income Fund, Inc.	2,096,456
82,209	Dow 30 Premium & Dividend Income Fund, Inc.	1,146,816
314,902	Eaton Vance Enhanced Equity Income Fund	3,548,945
375,655	Eaton Vance Enhanced Equity Income Fund II	4,124,692
569,072	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,163,050
167,657	Eaton Vance Tax-Managed Buy-Write Income Fund	2,431,026
476,609	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	6,153,022
1,208,951	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,149,958
828,458	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	9,270,445
2,426,591	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	22,955,551
151,231	First Trust Enhanced Equity Income Fund	1,893,412
128,395	Guggenheim Enhanced Equity Income Fund	1,141,432
58,830	ING Asia Pacific High Dividend Equity Income Fund	947,751
133,513	ING Global Advantage and Premium Opportunity Fund	1,610,167
729,738	ING Global Equity Dividend & Premium Opportunity Fund	6,837,645
133,158	ING Infrastructure Industrials and Materials Fund	2,363,554
151,466	ING Risk Managed Natural Resources Fund	1,660,067
148,564	Madison Covered Call & Equity Strategy Fund	1,195,940
86,140	NASDAQ Premium Income & Growth Fund, Inc.	1,400,636
195,240	Nuveen Equity Premium Advantage Fund	2,422,928
121,210	Nuveen Equity Premium and Growth Fund	1,655,729
267,648	Nuveen Equity Premium Income Fund	3,358,982
448,853	Nuveen Equity Premium Opportunity Fund	5,637,594
140,098	Nuveen Global Value Opportunities Fund	2,125,287
		157,624,190
	Total Investments (Cost $389,799,212)(b)-99.9%	413,838,644
	Other assets less liabilities-0.1%	469,857
	Net Assets-100.0%	$414,308,501

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Adviser and the adviser for Invesco Van Kampen Bond Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Van Kampen Bond Fund for the three months ended January 31, 2013.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized		Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	Gain		January 31, 2013	Income
Invesco Van Kampen Bond Fund	$959,183	$200,496	$(32,590)	$(50,643)	$8,938	*	$1,085,384	$29,305

* Includes $7,956 of capital gains from affiliated underlying funds.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $393,560,521. The net unrealized appreciation was $20,278,123 which consisted of aggregate gross unrealized appreciation of $26,418,870 and aggregate gross unrealized depreciation of $6,140,747.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2013

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 98.7%
		Bermuda— 3.7%
CNY	5,000,000	Beijing Enterprises Water Group Ltd.	3.750%	06/30/14	$808,697
CNY	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	320,130
CNY	5,000,000	Noble Group Ltd., Series E, MTN	4.000	01/30/16	804,564
					1,933,391
		British Virgin Islands— 13.0%
CNY	4,000,000	Avic International Finance & Investment Ltd.	4.800	07/09/15	665,283
CNY	6,000,000	Big Will Investments Ltd.	7.000	04/29/14	988,114
CNY	5,000,000	Bitronic Ltd.	4.000	12/12/15	815,611
CNY	5,000,000	Central Plaza Development Ltd.	7.600	11/29/15	859,212
CNY	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	158,051
CNY	4,800,000	Rainbow Days Ltd.	3.000	06/30/16	756,127
CNY	4,000,000	Right Century Ltd.	1.850	06/03/14	632,321
CNY	1,000,000	Road King Infrastructure Finance 2011 Ltd.	6.000	02/25/14	163,265
CNY	1,000,000	Silvery Castle Ltd.	2.750	07/14/14	159,221
CNY	5,000,000	Value Success International Ltd.	2.075	06/09/14	791,263
CNY	5,000,000	Victor Soar Ltd.	5.750	11/10/14	815,417
					6,803,885
		Cayman Islands— 5.3%
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	164,906
CNY	1,000,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	160,223
CNY	5,000,000	New World China Land Ltd.	8.500	04/11/15	867,622
CNY	3,000,000	New World China Land Ltd.	5.500	02/06/18	483,092
CNY	7,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	1,109,733
					2,785,576
		China— 37.4%
CNY	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,621,509
CNY	5,000,000	Agricultural Development Bank of China	2.980	06/22/14	806,893
CNY	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	485,869
CNY	4,000,000	Bank of China Ltd.	3.100	07/23/15	645,351
CNY	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	489,602
CNY	1,000,000	China Development Bank Corp.	2.950	08/02/15	161,151
CNY	6,000,000	China Development Bank Corp.	4.200	01/19/27	1,000,603
CNY	1,000,000	China Government Bond	0.600	08/18/14	158,170
CNY	6,000,000	China Government Bond	1.800	12/01/15	957,964
CNY	4,000,000	China Government Bond	1.400	08/18/16	626,088
CNY	8,000,000	China Government Bond	2.560	06/29/17	1,292,012
CNY	5,000,000	China Government Bond	1.940	08/18/18	778,747
CNY	11,000,000	China Government Bond	2.480	12/01/20	1,736,471
CNY	2,000,000	China Government Bond	2.360	08/18/21	310,624
CNY	9,000,000	China Government Bond	3.100	06/29/22	1,466,417
CNY	10,500,000	China Government Bond	3.480	06/29/27	1,730,610
CNY	8,000,000	China Guangdong Nuclear Power Holding Corp.	3.750	11/01/15	1,296,864
CNY	1,000,000	Export-Import Bank of China	2.700	04/07/14	161,188
CNY	5,000,000	Export-Import Bank of China	2.900	04/05/15	806,593
CNY	6,000,000	Export-Import Bank of China	3.350	06/18/17	979,717
CNY	5,000,000	Huaneng Power International, Inc.	3.850	02/05/16	807,166
CNY	1,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	161,114
CNY	1,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	162,198
CNY	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	915,390
					19,558,311
		France— 1.0%
CNY	1,000,000	Air Liquide Finance SA	3.000	09/19/16	161,999
CNY	2,000,000	Renault SA, Series E, MTN	5.625	10/10/14	329,850
					491,849
		Germany— 0.6%
CNY	2,000,000	KFW	2.000	05/21/14	322,254

		Hong Kong— 11.0%
CNY	2,000,000	BECL Investment Holding Ltd.	4.750	02/21/14	324,068
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	157,008

CNY	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500%	06/15/15	$325,774
CNY	5,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	813,895
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	161,914
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	160,826
CNY	2,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	351,670
CNY	5,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	810,941
CNY	1,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	153,485
CNY	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	175,392
CNY	4,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	696,417
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	160,018
CNY	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,470,106
					5,761,514
		India— 0.6%
CNY	2,000,000	ICICI Bank Ltd./Singapore	4.900	09/21/15	333,301

		Luxembourg— 4.7%
CNY	5,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, Series E, MTN	3.600	02/04/16	806,840
CNY	10,000,000	VTB Bank OJSC Via VTB Capital SA	4.500	10/30/15	1,638,219
					2,445,059
		Malaysia— 2.8%
CNY	9,000,000	Axiata Spv2 BHD, Series E, MTN	3.750	09/18/14	1,465,438

		Mexico— 0.6%
CNY	2,000,000	America Movil SAB de CV	3.500	02/08/15	325,597

		Netherlands— 2.6%
CNY	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands	3.250	09/20/15	327,833
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	158,957
CNY	5,000,000	Volkswagen International Finance NV, Series E, MTN	3.750	11/30/17	841,918
					1,328,708
		Singapore— 1.6%
CNY	5,000,000	Global Logistic Properties Ltd.	3.375	05/11/16	806,540

		South Korea— 1.6%
CNY	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	325,991
CNY	3,000,000	Korea Development Bank (The)	3.300	06/21/15	488,334
					814,325
		Supranational— 0.6%
CNY	2,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	319,304

		Sweden— 2.2%
CNY	7,000,000	Volvo Treasury AB, Series E, MTN	3.800	11/22/15	1,144,745

		United Arab Emirates— 0.6%
CNY	2,000,000	Emirates NBD PJSC, Series E, MTN	4.875	03/12/15	331,629

		United Kingdom— 2.8%
CNY	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,295,502
CNY	1,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	162,976
					1,458,478
		United States— 6.0%
CNY	2,000,000	Caterpillar Financial Services Corp., Series E, MTN	2.900	03/16/14	323,328
CNY	8,000,000	Caterpillar Financial Services Corp., Series E, MTN	3.350	11/26/14	1,305,577
CNY	9,000,000	Ford Motor Co.	4.875	03/26/15	1,496,146
					3,125,051
		Total Corporate Bonds (Cost $50,914,722)			51,554,955

Number of Shares
	Money Market Fund—4.8%
2,501,779	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,501,779)	$2,501,779

	Total Investments (Cost $53,416,501)(b)— 103.5%	54,056,734
	Liabilities in excess of other assets—(3.5)%	(1,806,100)
	Net Assets—100.0%	$52,250,634

Investment Abbreviations:

CNY	- Chinese Yuan
MTN	- Medium-Term Notes

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount denominated in currency indicated.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $640,233 which consisted of aggregate gross unrealized appreciation of $654,498 and aggregate gross unrealized depreciation of $14,265.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Convertible Securities Portfolio (CVRT)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds— 92.0%
	Aerospace/Defense— 1.4%
$100,000	L-3 Communications Holdings, Inc.	3.000%	08/01/35	$101,813

	Airlines— 3.8%
100,000	United Continental Holdings, Inc.	6.000	10/15/29	284,375

	Auto Parts & Equipment— 0.7%
50,000	Icahn Enterprises LP (a)	4.000	08/15/13	50,845

	Beverages— 1.4%
100,000	Molson Coors Brewing Co.	2.500	07/30/13	102,000

	Biotechnology— 7.7%
100,000	Gilead Sciences, Inc., Series C	1.000	05/01/14	175,312
100,000	Gilead Sciences, Inc., Series D	1.625	05/01/16	179,500
100,000	Incyte Corp. Ltd.	4.750	10/01/15	217,063
				571,875
	Coal— 1.3%
100,000	Peabody Energy Corp.	4.750	12/15/41	95,813

	Commercial Services— 3.0%
100,000	Hertz Global Holdings, Inc.	5.250	06/01/14	225,312

	Computers— 7.2%
150,000	EMC Corp., Series B	1.750	12/01/13	232,032
150,000	NetApp, Inc.	1.750	06/01/13	175,031
100,000	SanDisk Corp.	1.500	08/15/17	125,063
				532,126
	Diversified Financial Services— 1.6%
100,000	Affiliated Managers Group, Inc.	3.950	08/15/38	119,125

	Electrical Components & Equipment— 2.9%
100,000	General Cable Corp.	0.875	11/15/13	100,187
100,000	General Cable Corp. (b)	4.500	11/15/29	118,063
				218,250
	Healthcare-Products— 4.7%
100,000	Hologic, Inc. (b)	2.000	03/01/42	108,125
100,000	Kinetic Concepts, Inc. (c)	3.250	04/15/15	89,329
150,000	Medtronic, Inc., Series B	1.625	04/15/13	150,750
				348,204
	Healthcare-Services— 1.4%
100,000	LifePoint Hospitals, Inc.	3.500	05/15/14	106,813

	Insurance— 4.1%
100,000	CNO Financial Group, Inc.	7.000	12/30/16	193,750
100,000	Old Republic International Corp.	3.750	03/15/18	109,250
				303,000

	Internet— 6.5%
$100,000	priceline.com, Inc. (c)	1.250%	03/15/15	$228,062
100,000	Symantec Corp., Series B	1.000	06/15/13	116,313
100,000	VeriSign, Inc.	3.250	08/15/37	139,375
				483,750
	Investment Companies— 2.2%
150,000	Ares Capital Corp. (c)	5.750	02/01/16	162,187

	Iron/Steel— 1.4%
100,000	United States Steel Corp.	4.000	05/15/14	105,500

	Lodging— 2.4%
100,000	Ryman Hospitality Properties (c)	3.750	10/01/14	181,312

	Media— 2.5%
100,000	XM Satellite Radio, Inc. (c)	7.000	12/01/14	183,063

	Mining— 3.2%
100,000	Alcoa, Inc.	5.250	03/15/14	143,750
75,000	Newmont Mining Corp., Series B	1.625	07/15/17	91,922
				235,672
	Miscellaneous Manufacturing— 3.0%
100,000	Textron, Inc.	4.500	05/01/13	219,625

	Oil & Gas— 4.0%
100,000	Chesapeake Energy Corp.	2.500	05/15/37	97,750
100,000	Pioneer Natural Resources Co.	2.375	01/15/38	201,187
				298,937
	Oil & Gas Services— 1.4%
100,000	Hornbeck Offshore Services, Inc. (b)	1.625	11/15/26	100,660

	Pharmaceuticals— 6.6%
100,000	Cephalon, Inc.	2.000	06/01/15	174,643
100,000	Mylan, Inc.	3.750	09/15/15	218,625
100,000	Omnicare, Inc.	3.250	12/15/35	100,250
				493,518
	REITs— 3.0%
100,000	Annaly Capital Management, Inc.	4.000	02/15/15	120,187
100,000	Boston Properties LP (c)	3.625	02/15/14	105,250
				225,437
	Retail— 4.2%
150,000	Group 1 Automotive, Inc. (b)	2.250	06/15/36	184,219
100,000	Regis Corp.	5.000	07/15/14	126,125
				310,344
	Semiconductors— 4.8%
100,000	Intel Corp.	2.950	12/15/35	105,375
100,000	Intel Corp.	3.250	08/01/39	120,438
100,000	Microchip Technology, Inc.	2.125	12/15/37	130,125
				355,938
	Software— 2.9%
100,000	Microsoft Corp. (c)(d)		06/15/13	100,437
100,000	Nuance Communications, Inc.	2.750	11/01/31	112,063
				212,500

	Telecommunications— 2.7%
$100,000	Ciena Corp. (c)	4.000%	03/15/15	$112,125
100,000	Ciena Corp.	0.875	06/15/17	89,750
				201,875
	Total Convertible Bonds (Cost $6,573,521)			6,829,869

Number of Shares
	Convertible Preferred Stocks—6.7%
	Auto Manufacturers— 2.3%
4,000	General Motors Co., Series B, $2.38	173,280

	Electric— 0.6%
800	PPL Corp., $4.38	43,752

	Hand/Machine Tools— 1.3%
800	Stanley Black & Decker, Inc., $4.75	98,760

	Insurance— 1.0%
1,500	MetLife, Inc., $2.50	73,185

	Oil & Gas— 0.3%
500	Apache Corp., Series D, $3.00	23,665

	REITs— 1.2%
1,500	Health Care REIT, Inc., Series I, $3.25	87,525

	Total Convertible Preferred Stocks (Cost $531,690)	500,167

	Money Market Fund—1.0%
75,063	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,063)	75,063

	Total Investments (Cost $7,180,274)(e)— 99.7%	7,405,099
	Other assets less liabilities—0.3%	23,947
	Net Assets—100.0%	$7,429,046

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at January 31, 2013.

(b) Denotes step up bond. The rate indicated is the current coupon as of January 31, 2013.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $1,161,765 which represents 15.64% of the Fund’s Net Assets.

(d) Denotes a zero coupon security issued at a substantial discount from its value at maturity.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $7,368,458. The net unrealized appreciation was $36,641 which consisted of aggregate gross unrealized appreciation of $459,281 and aggregate gross unrealized depreciation of $422,640.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.5%
	Brazil— 4.0%
$22,363,000	Republic of Brazil	8.250%	01/20/34	$35,501,262
24,917,000	Republic of Brazil	7.125	01/20/37	35,818,187
29,117,000	Republic of Brazil	5.625	01/07/41	35,333,480
				106,652,929
	Colombia— 4.0%
24,491,000	Republic of Colombia	8.125	05/21/24	35,879,315
24,560,000	Republic of Colombia	7.375	09/18/37	35,919,000
27,984,000	Republic of Colombia	6.125	01/18/41	35,959,440
				107,757,755
	Croatia— 4.7%
35,524,000	Republic of Croatia	6.750	11/05/19	40,923,648
36,202,000	Republic of Croatia	6.625	07/14/20	41,632,300
37,254,000	Republic of Croatia	6.375	03/24/21	42,283,290
				124,839,238
	El Salvador— 4.6%
31,454,000	Republic of El Salvador	8.250	04/10/32	39,946,580
34,446,000	Republic of El Salvador	7.650	06/15/35	40,732,395
35,366,000	Republic of El Salvador	7.625	02/01/41	41,820,295
				122,499,270
	Hungary— 4.6%
36,400,000	Republic of Hungary	6.250	01/29/20	40,131,000
36,096,000	Republic of Hungary	6.375	03/29/21	39,525,120
36,274,000	Republic of Hungary	7.625	03/29/41	42,531,265
				122,187,385
	Indonesia— 4.1%
23,466,000	Republic of Indonesia	8.500	10/12/35	36,196,305
28,805,000	Republic of Indonesia	6.625	02/17/37	36,870,400
25,943,000	Republic of Indonesia	7.750	01/17/38	37,487,635
				110,554,340
	Lithuania— 4.5%
31,541,000	Republic of Lithuania	7.375	02/11/20	40,372,480
33,317,000	Republic of Lithuania	6.125	03/09/21	40,230,278
32,483,000	Republic of Lithuania	6.625	02/01/22	40,563,146
				121,165,904
	Mexico— 3.9%
24,455,000	United Mexican States, Series A, MTN	7.500	04/08/33	36,071,125
24,539,000	United Mexican States, Series A, MTN	6.750	09/27/34	33,373,040
28,142,000	United Mexican States, Series A, MTN	6.050	01/11/40	35,388,565
				104,832,730
	Pakistan— 4.5%
56,103,000	Islamic Republic of Pakistan	7.125	03/31/16	52,316,047
73,505,000	Islamic Republic of Pakistan	6.875	06/01/17	66,705,788
				119,021,835
	Panama— 4.0%
25,886,000	Republic of Panama	7.125	01/29/26	35,204,960
22,565,000	Republic of Panama	8.875	09/30/27	35,088,575
26,310,000	Republic of Panama	6.700	01/26/36	35,452,725
				105,746,260

	Peru— 4.2%
$25,599,000	Republic of Peru	7.350%	07/21/25	$36,222,585
22,805,000	Republic of Peru	8.750	11/21/33	38,027,337
31,288,000	Republic of Peru	5.625	11/18/50	36,919,840
				111,169,762
	Philippines— 4.1%
22,067,000	Republic of Philippines	9.500	02/02/30	36,520,885
24,802,000	Republic of Philippines	7.750	01/14/31	36,179,918
27,404,000	Republic of Philippines	6.375	10/23/34	36,652,850
				109,353,653
	Poland— 4.1%
29,246,000	Republic of Poland	6.375	07/15/19	36,279,663
31,501,000	Republic of Poland	5.125	04/21/21	36,619,913
32,388,000	Republic of Poland	5.000	03/23/22	37,327,170
				110,226,746
	Qatar— 4.5%
20,902,000	State of Qatar	9.750	06/15/30	37,059,246
31,043,000	State of Qatar	6.400	01/20/40	42,140,872
33,026,000	State of Qatar	5.750	01/20/42	41,695,325
				120,895,443
	Romania— 4.7%
104,631,000	Romania, MTN	6.750	02/07/22	126,365,998

	Russia— 4.3%
32,300,000	Russian Foreign Bond	5.000	04/29/20	36,878,525
32,800,000	Russian Foreign Bond	4.500	04/04/22	36,319,440
34,400,000	Russian Foreign Bond	5.625	04/04/42	40,420,000
				113,617,965
	South Africa— 4.0%
30,121,000	Republic of South Africa	5.500	03/09/20	34,827,406
29,315,000	Republic of South Africa	5.875	05/30/22	34,958,137
29,202,000	Republic of South Africa	6.250	03/08/41	36,175,438
				105,960,981
	South Korea— 4.0%
46,259,000	Republic of Korea	5.125	12/07/16	53,639,623
41,334,000	Republic of Korea	7.125	04/16/19	53,412,622
				107,052,245
	Turkey— 4.7%
28,884,000	Republic of Turkey	8.000	02/14/34	41,881,800
31,806,000	Republic of Turkey	6.875	03/17/36	41,308,042
30,819,000	Republic of Turkey	7.250	03/05/38	42,144,983
				125,334,825
	Ukraine— 4.3%
37,204,000	Ukraine Government	6.580	11/21/16	37,762,060
37,984,000	Ukraine Government	6.750	11/14/17	38,458,800
37,723,000	Ukraine Government	7.750	09/23/20	39,420,535
				115,641,395
	Uruguay— 4.2%
25,228,000	Republic of Uruguay	8.000	11/18/22	35,066,920
26,566,000	Republic of Uruguay, PIK	7.875	01/15/33	39,450,510
24,498,000	Republic of Uruguay	7.625	03/21/36	36,318,285
				110,835,715
	Venezuela— 4.5%
33,682,000	Republic of Venezuela	13.625	08/15/18	40,418,400
40,059,000	Republic of Venezuela	9.000	05/07/23	39,958,853
34,105,000	Republic of Venezuela	11.750	10/21/26	38,828,542
				119,205,795

	Vietnam— 4.0%
$47,927,000	Socialist Republic of Vietnam	6.875%	01/15/16	$52,959,335
47,468,000	Socialist Republic of Vietnam	6.750	01/29/20	54,825,540
				107,784,875
	Total Sovereign Debt Obligations (Cost $2,486,226,924)			2,628,703,044

Number of Shares
	Money Market Fund—0.6%
15,731,226	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $15,731,226)	15,731,226

	Total Investments (Cost $2,501,958,150)(a)— 99.1%	2,644,434,270
	Other assets less liabilities—0.9%	23,957,207
	Net Assets—100.0%	$2,668,391,477

Investment Abbreviations:

MTN - Medium-Term Notes

PIK - Payment-In-Kind Bonds

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $2,502,398,324. The net unrealized appreciation was $142,035,946 which consisted of aggregate gross unrealized appreciation of $146,897,690 and aggregate gross unrealized depreciation of $4,861,744.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.4%
	Advertising— 1.0%
$4,143,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$4,458,904
1,741,000	Lamar Media Corp.	9.750	04/01/14	1,906,395
1,980,000	Lamar Media Corp.	5.875	02/01/22	2,187,900
				8,553,199
	Aerospace/Defense— 1.5%
3,600,000	Alliant Techsystems, Inc.	6.875	09/15/20	3,969,000
2,700,000	B/E Aerospace, Inc.	5.250	04/01/22	2,855,250
3,200,000	TransDigm, Inc.	7.750	12/15/18	3,572,000
1,985,000	Triumph Group, Inc.	8.625	07/15/18	2,203,350
				12,599,600
	Agriculture— 0.3%
2,425,000	Alliance One International, Inc.	10.000	07/15/16	2,588,687

	Apparel— 0.8%
3,600,000	Hanesbrands, Inc.	6.375	12/15/20	3,915,000
3,100,000	Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail	6.875	03/15/19	3,251,125
				7,166,125
	Auto Parts & Equipment— 2.6%
2,500,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,612,500
4,300,000	Dana Holding Corp.	6.500	02/15/19	4,622,500
3,550,000	Exide Technologies	8.625	02/01/18	3,079,625
6,840,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	7,541,100
3,580,000	Tenneco, Inc.	6.875	12/15/20	3,946,950
				21,802,675
	Banks— 3.0%
7,750,000	CIT Group, Inc.	5.000	05/15/17	8,311,875
5,301,000	Regions Bank	7.500	05/15/18	6,472,521
4,877,000	Regions Financial Corp.	7.750	11/10/14	5,407,374
5,637,000	Synovus Financial Corp.	5.125	06/15/17	5,622,907
				25,814,677
	Beverages— 0.5%
1,900,000	Constellation Brands, Inc.	7.250	05/15/17	2,201,625
1,932,000	Constellation Brands, Inc.	6.000	05/01/22	2,183,160
				4,384,785
	Biotechnology— 0.4%
3,575,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	3,766,263

	Building Materials— 1.7%
1,953,000	Griffon Corp.	7.125	04/01/18	2,123,887
1,800,000	Headwaters, Inc.	7.625	04/01/19	1,948,500
2,755,000	Masco Corp.	6.125	10/03/16	3,088,972
2,500,000	Masco Corp.	7.125	03/15/20	2,899,728
4,300,000	Owens Corning	4.200	12/15/22	4,371,101
				14,432,188
	Chemicals— 2.8%
5,900,000	Ashland, Inc.(a)	4.750	08/15/22	6,091,750
4,100,000	Celanese US Holdings LLC	6.625	10/15/18	4,510,000
4,400,000	Huntsman International LLC	8.625	03/15/21	5,060,000
1,800,000	Kraton Polymers LLC. / Kraton Polymers Capital Corp.	6.750	03/01/19	1,872,000

$2,340,000	PolyOne Corp.	7.375%	09/15/20	$2,609,100
3,600,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	3,690,000
				23,832,850
	Coal— 2.0%
3,700,000	Alpha Natural Resources, Inc.	6.000	06/01/19	3,348,500
1,688,000	Arch Coal, Inc.	8.750	08/01/16	1,742,860
1,900,000	Arch Coal, Inc.	7.250	06/15/21	1,710,000
2,200,000	CONSOL Energy, Inc.	8.000	04/01/17	2,387,000
2,200,000	CONSOL Energy, Inc.	8.250	04/01/20	2,392,500
2,200,000	Peabody Energy Corp.	7.375	11/01/16	2,519,000
2,500,000	Peabody Energy Corp.	6.500	09/15/20	2,643,750
				16,743,610
	Commercial Services— 5.5%
5,000,000	Avis Budget Car Rental LLC	8.250	01/15/19	5,562,500
2,500,000	Cenveo Corp.	8.875	02/01/18	2,481,250
4,800,000	CoreLogic, Inc.	7.250	06/01/21	5,268,000
2,600,000	Corrections Corp. of America	7.750	06/01/17	2,752,750
2,300,000	FTI Consulting, Inc.	6.750	10/01/20	2,484,000
7,012,000	Hertz Corp. (The)	6.750	04/15/19	7,643,080
3,200,000	Iron Mountain, Inc.	8.375	08/15/21	3,544,000
4,400,000	PHH Corp.	9.250	03/01/16	5,181,000
3,300,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	3,283,500
3,200,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	3,168,000
2,585,000	United Rentals North America, Inc.	8.250	02/01/21	2,953,362
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,342,171
				46,663,613
	Diversified Financial Services— 10.6%
1,400,000	Aircastle Ltd. (Bermuda)	6.750	04/15/17	1,547,000
1,300,000	Aircastle Ltd. (Bermuda)	9.750	08/01/18	1,498,250
3,200,000	Discover Financial Services	6.450	06/12/17	3,738,704
3,123,000	Discover Financial Services	5.200	04/27/22	3,543,696
3,000,000	E*Trade Financial Corp.	6.750	06/01/16	3,202,500
3,227,000	E*Trade Financial Corp.	6.375	11/15/19	3,364,147
7,200,000	Ford Motor Credit Co. LLC	8.000	12/15/16	8,644,810
7,700,000	Ford Motor Credit Co. LLC	5.875	08/02/21	8,766,465
12,700,000	General Motors Financial Co., Inc.(a)	4.750	08/15/17	13,286,067
3,170,000	General Motors Financial Co., Inc.	6.750	06/01/18	3,685,125
10,512,000	International Lease Finance Corp.	8.750	03/15/17	12,430,440
10,300,000	International Lease Finance Corp.	8.250	12/15/20	12,643,250
1,442,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,598,818
5,300,000	SLM Corp., MTN	6.250	01/25/16	5,858,127
5,408,000	SLM Corp., MTN	8.000	03/25/20	6,286,800
				90,094,199
	Electric— 3.0%
4,128,000	AES Corp. (The)	8.000	10/15/17	4,788,480
4,200,000	AES Corp. (The)	7.375	07/01/21	4,704,000
6,501,000	Ameren Corp.	8.875	05/15/14	7,076,065
3,643,000	GenOn Energy, Inc.	7.875	06/15/17	4,061,945
900,000	GenOn Energy, Inc.	9.500	10/15/18	1,073,250
3,550,000	NRG Energy, Inc.	8.250	09/01/20	4,029,250
				25,732,990
	Electrical Components & Equipment— 0.4%
3,170,000	Anixter International, Inc.	5.625	05/01/19	3,376,050

	Electronics— 0.6%
5,050,000	Jabil Circuit, Inc.	5.625	12/15/20	5,504,500

	Entertainment— 0.9%
2,739,000	Cinemark USA, Inc.	8.625	06/15/19	3,047,137
125,000	National CineMedia LLC	6.000	04/15/22	134,063
900,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	967,500
1,000,000	Pinnacle Entertainment, Inc.	8.750	05/15/20	1,090,000

$2,207,000	Vail Resorts, Inc.	6.500%	05/01/19	$2,380,801
				7,619,501
	Environmental Control— 0.4%
2,875,000	Covanta Holding Corp.	7.250	12/01/20	3,181,489

	Food— 2.4%
3,500,000	Dean Foods Co.	7.000	06/01/16	3,902,500
3,300,000	Dean Foods Co.	9.750	12/15/18	3,778,500
2,400,000	Ingles Markets, Inc.	8.875	05/15/17	2,553,000
2,000,000	Post Holdings, Inc.	7.375	02/15/22	2,232,500
2,455,000	Smithfield Foods, Inc.	7.750	07/01/17	2,853,938
2,600,000	Smithfield Foods, Inc.	6.625	08/15/22	2,853,500
2,150,000	TreeHouse Foods, Inc.	7.750	03/01/18	2,332,750
				20,506,688
	Forest Products & Paper— 0.4%
1,260,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,341,900
1,883,000	Clearwater Paper Corp.	7.125	11/01/18	2,061,885
				3,403,785
	Healthcare-Services— 6.0%
2,708,000	Centene Corp.	5.750	06/01/17	2,904,330
5,699,000	Community Health Systems, Inc.	8.000	11/15/19	6,283,147
4,950,000	DaVita, Inc.	5.750	08/15/22	5,222,250
5,100,000	HCA, Inc.	6.500	02/15/16	5,571,750
5,184,000	HCA, Inc.	6.500	02/15/20	5,780,160
3,500,000	Health Management Associates, Inc.	7.375	01/15/20	3,863,125
5,150,000	Health Net, Inc.	6.375	06/01/17	5,471,875
3,500,000	Kindred Healthcare, Inc.	8.250	06/01/19	3,465,000
3,300,000	LifePoint Hospitals, Inc.	6.625	10/01/20	3,613,500
4,800,000	Tenet Healthcare Corp.	6.250	11/01/18	5,286,000
3,406,000	Universal Health Services, Inc.	7.125	06/30/16	3,921,158
				51,382,295
	Holding Companies - Diversified— 0.6%
2,500,000	Leucadia National Corp.	8.125	09/15/15	2,837,500
2,375,000	Susser Holdings LLC	8.500	05/15/16	2,523,438
				5,360,938
	Home Builders— 2.6%
3,300,000	Centex Corp.	6.500	05/01/16	3,786,750
2,152,000	D.R. Horton, Inc.	6.500	04/15/16	2,404,860
1,270,000	D.R. Horton, Inc.	4.375	09/15/22	1,270,000
3,219,000	KB Home	8.000	03/15/20	3,746,111
3,856,000	Lennar Corp., Series B	5.600	05/31/15	4,145,200
1,845,000	Standard Pacific Corp.	8.375	05/15/18	2,186,325
2,350,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,942,407
1,655,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,884,183
				22,365,836
	Household Products/Wares— 0.3%
2,170,000	Central Garden and Pet Co.	8.250	03/01/18	2,264,938

	Housewares— 0.2%
1,377,000	Libbey Glass, Inc.	6.875	05/15/20	1,488,881

	Internet— 0.7%
2,200,000	Equinix, Inc.	8.125	03/01/18	2,422,750
3,470,000	Expedia, Inc.	5.950	08/15/20	3,830,141
				6,252,891
	Iron/Steel— 2.2%
3,650,000	AK Steel Corp.	7.625	05/15/20	3,330,625
3,755,000	Commercial Metals Co.	7.350	08/15/18	4,158,662

$4,050,000	Steel Dynamics, Inc.	7.625%	03/15/20	$4,536,000
3,100,000	U.S. Steel Corp.	6.050	06/01/17	3,247,250
3,092,000	United States Steel Corp.	7.375	04/01/20	3,300,710
				18,573,247
	Leisure Time— 0.7%
4,900,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	5,549,250

	Lodging— 2.2%
2,200,000	Ameristar Casinos, Inc.	7.500	04/15/21	2,403,500
2,900,000	Boyd Gaming Corp.	9.125	12/01/18	3,030,500
2,000,000	Choice Hotels International, Inc.	5.750	07/01/22	2,230,000
2,800,000	MGM Resorts International	6.625	07/15/15	3,038,000
2,500,000	MGM Resorts International	7.750	03/15/22	2,737,500
4,800,000	Wynn Las Vegas LLC	7.750	08/15/20	5,436,000
				18,875,500
	Machinery - Diversified— 0.4%
2,950,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	3,333,500

	Machinery-Construction & Mining— 0.6%
4,475,000	Terex Corp.	6.000	05/15/21	4,709,938

	Media— 3.3%
2,035,000	AMC Networks, Inc.	7.750	07/15/21	2,335,162
2,600,000	Cablevision Systems Corp.	8.625	09/15/17	3,061,500
2,862,000	Cablevision Systems Corp.	5.875	09/15/22	2,829,802
6,590,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.625	01/31/22	7,216,050
3,243,000	DISH DBS Corp.	7.125	02/01/16	3,632,160
3,300,000	DISH DBS Corp.	6.750	06/01/21	3,712,500
4,910,000	Nielsen Finance LLC / Nielsen Finance Co.	7.750	10/15/18	5,493,063
				28,280,237
	Mining— 0.6%
2,195,000	Vulcan Materials Co.	6.500	12/01/16	2,477,606
2,100,000	Vulcan Materials Co.	7.500	06/15/21	2,446,500
				4,924,106
	Miscellaneous Manufacturing— 0.4%
3,400,000	SPX Corp.	6.875	09/01/17	3,816,500

	Oil & Gas— 8.6%
2,000,000	Atwood Oceanics, Inc.	6.500	02/01/20	2,185,000
2,100,000	Berry Petroleum Co.	6.375	09/15/22	2,220,750
2,200,000	Bill Barrett Corp.	7.625	10/01/19	2,326,500
1,200,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,299,000
3,760,000	Chesapeake Energy Corp.	9.500	02/15/15	4,277,000
4,067,000	Chesapeake Energy Corp.	6.625	08/15/20	4,483,867
3,000,000	Cimarex Energy Co.	5.875	05/01/22	3,225,000
1,600,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,592,000
2,500,000	Concho Resources, Inc.	7.000	01/15/21	2,775,000
2,700,000	Continental Resources, Inc.	5.000	09/15/22	2,889,000
1,650,000	Denbury Resources, Inc.	9.750	03/01/16	1,741,987
1,700,000	Denbury Resources, Inc.	8.250	02/15/20	1,904,000
500,000	Kodiak Oil & Gas Corp. (Canada)	8.125	12/01/19	560,000
3,918,000	Newfield Exploration Co.	6.875	02/01/20	4,255,928
900,000	Oasis Petroleum, Inc.	7.250	02/01/19	981,000
3,800,000	Plains Exploration & Production Co.	6.500	11/15/20	4,222,750
3,325,000	QEP Resources, Inc.	6.875	03/01/21	3,865,313
3,400,000	Range Resources Corp.	6.750	08/01/20	3,748,500
2,900,000	SandRidge Energy, Inc.	8.750	01/15/20	3,161,000
2,450,000	SM Energy Co.	6.625	02/15/19	2,603,125
3,200,000	Tesoro Corp.	4.250	10/01/17	3,332,000
3,123,000	Tesoro Corp.	5.375	10/01/22	3,263,535
2,930,000	W&T Offshore, Inc.	8.500	06/15/19	3,149,750

$3,150,000	Whiting Petroleum Corp.	6.500%	10/01/18	$3,394,125
2,800,000	WPX Energy, Inc.	5.250	01/15/17	2,940,000
2,900,000	WPX Energy, Inc.	6.000	01/15/22	3,132,000
				73,528,130
	Oil & Gas Services— 1.3%
1,875,000	Basic Energy Services, Inc.	7.750	02/15/19	1,875,000
250,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	263,750
2,650,000	Key Energy Services, Inc.	6.750	03/01/21	2,676,500
2,910,000	Oil States International, Inc.	6.500	06/01/19	3,120,975
2,700,000	SESI LLC	7.125	12/15/21	3,017,250
				10,953,475
	Packaging & Containers— 3.2%
4,725,000	Ball Corp.	5.000	03/15/22	5,032,125
4,805,000	Crown Americas LLC / Crown Americas Capital Corp. III	6.250	02/01/21	5,249,463
3,350,000	Graphic Packaging International, Inc.	9.500	06/15/17	3,601,250
4,817,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	5,563,635
3,800,000	Sealed Air Corp.	7.875	06/15/17	4,047,000
3,600,000	Silgan Holdings, Inc.	5.000	04/01/20	3,744,000
				27,237,473
	Pharmaceuticals— 0.8%
2,700,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	2,956,500
3,700,000	Omnicare, Inc.	7.750	06/01/20	4,162,500
				7,119,000
	Pipelines— 1.8%
13,891,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	15,304,090

	Real Estate— 0.4%
3,360,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	3,679,200

	REITs— 3.9%
1,775,000	American Tower Corp.	4.625	04/01/15	1,906,123
1,922,000	American Tower Corp.	4.500	01/15/18	2,124,498
1,200,000	DuPont Fabros Technology LP	8.500	12/15/17	1,308,000
2,600,000	Entertainment Properties Trust	5.750	08/15/22	2,741,471
2,200,000	Felcor Lodging LP	6.750	06/01/19	2,370,500
5,265,000	Host Hotels & Resorts LP	6.000	11/01/20	5,791,500
1,800,000	MPT Operating Partnership LP	6.875	05/01/21	1,984,500
2,925,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	3,210,188
9,815,000	Weyerhaeuser Co.	7.375	10/01/19	12,083,256
				33,520,036
	Retail— 7.3%
5,435,000	AutoNation, Inc.	6.750	04/15/18	6,168,725
5,400,000	Best Buy Co., Inc.	3.750	03/15/16	5,292,000
5,504,000	Best Buy Co., Inc.	5.500	03/15/21	5,201,280
5,176,000	Dollar General Corp.	4.125	07/15/17	5,486,560
7,000,000	Gap, Inc. (The)	5.950	04/12/21	7,913,150
3,450,000	Limited Brands, Inc.	6.900	07/15/17	3,993,375
3,600,000	Limited Brands, Inc.	5.625	02/15/22	3,888,000
2,620,000	Phillips-Van Heusen Corp.	7.375	05/15/20	2,976,975
5,900,000	Rite Aid Corp.	8.000	08/15/20	6,755,500
2,700,000	Sally Holdings LLC / Sally Capital, Inc.	5.750	06/01/22	2,868,750
12,227,000	Sears Holdings Corp.	6.625	10/15/18	11,646,217
				62,190,532
	Semiconductors— 0.6%
1,950,000	Advanced Micro Devices, Inc.	8.125	12/15/17	1,833,000
3,395,000	Amkor Technology, Inc.	6.625	06/01/21	3,488,362
				5,321,362
	Software— 0.6%
2,415,000	Fidelity National Information Services, Inc.	7.625	07/15/17	2,620,275

$2,600,000	Fidelity National Information Services, Inc.	5.000%	03/15/22	$2,827,500
				5,447,775
	Telecommunications— 8.1%
3,200,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,499,949
3,000,000	Cincinnati Bell, Inc.	8.375	10/15/20	3,277,500
3,200,000	Cricket Communications, Inc.	7.750	10/15/20	3,336,000
3,500,000	Crown Castle International Corp.	7.125	11/01/19	3,906,875
3,065,000	Embarq Corp.	7.082	06/01/16	3,565,392
2,900,000	Frontier Communications Corp.	8.250	04/15/17	3,371,250
3,000,000	Frontier Communications Corp.	8.500	04/15/20	3,480,000
2,000,000	GCI, Inc.	8.625	11/15/19	2,125,000
1,295,000	GeoEye, Inc.	9.625	10/01/15	1,434,212
2,500,000	Hughes Satellite Systems Corp.	6.500	06/15/19	2,775,000
4,100,000	MetroPCS Wireless, Inc.	6.625	11/15/20	4,361,375
2,100,000	NII Capital Corp.	10.000	08/15/16	2,042,250
2,350,000	NII Capital Corp.	7.625	04/01/21	1,856,500
6,450,000	Sprint Capital Corp.	6.900	05/01/19	7,046,625
6,330,000	Sprint Nextel Corp.	6.000	12/01/16	6,852,225
1,000,000	TW Telecom Holdings, Inc.	5.375	10/01/22	1,055,000
2,437,000	Virgin Media Finance PLC (United Kingdom)	8.375	10/15/19	2,769,041
5,900,000	Virgin Media Finance PLC (United Kingdom)	4.875	02/15/22	5,914,750
3,100,000	Windstream Corp.	8.125	08/01/13	3,200,750
3,100,000	Windstream Corp.	7.750	10/15/20	3,386,750
				69,256,444
	Transportation— 0.2%
1,478,000	Bristow Group, Inc.	6.250	10/15/22	1,601,783

	Total Corporate Bonds (Cost $805,954,017)			840,104,831

Number of Shares
	Money Market Fund—0.6%
5,017,944	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $5,017,944)	5,017,944

	Total Investments (Cost $810,971,961)(b)— 99.0%	845,122,775
	Other assets less liabilities—1.0%	8,251,922
	Net Assets—100.0%	$853,374,697

Investment Abbreviations:

MTN - Medium-Term Notes
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act.”) . The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $19,377,817, which represents 2.27% of the Fund’s Net Assets.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $811,355,924. The net unrealized appreciation was $33,766,851 which consisted of aggregate gross unrealized appreciation of $36,605,951 and aggregate gross unrealized depreciation of $2,839,100.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.7%
	Advertising— 0.5%
$150,000	Omnicom Group, Inc.	3.625%	05/01/22	$154,332

	Aerospace/Defense— 3.1%
50,000	Boeing Co. (The)	3.500	02/15/15	52,871
150,000	Boeing Co. (The)	4.875	02/15/20	176,743
100,000	General Dynamics Corp.	3.875	07/15/21	110,289
200,000	Lockheed Martin Corp.	2.125	09/15/16	207,894
100,000	Lockheed Martin Corp.	4.250	11/15/19	112,257
100,000	Northrop Grumman Corp.	1.850	11/15/15	102,633
50,000	United Technologies Corp.	4.500	04/15/20	57,900
200,000	United Technologies Corp.	3.100	06/01/22	207,219
				1,027,806
	Agriculture— 2.6%
200,000	Altria Group, Inc.	9.700	11/10/18	276,356
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	113,289
150,000	Lorillard Tobacco Co.	3.500	08/04/16	158,977
75,000	Philip Morris International, Inc.	5.650	05/16/18	90,375
200,000	Reynolds American, Inc.	7.625	06/01/16	238,980
				877,977
	Auto Manufacturers— 0.4%
115,000	PACCAR, Inc., MTN	6.875	02/15/14	122,286

	Auto Parts & Equipment— 0.3%
100,000	Johnson Controls, Inc.	5.500	01/15/16	112,406

	Banks— 11.8%
325,000	Bank of America Corp.	5.750	12/01/17	375,617
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	160,979
150,000	BB&T Corp., MTN	3.200	03/15/16	159,924
150,000	Capital One Financial Corp.	4.750	07/15/21	171,133
250,000	Citigroup, Inc.	6.125	11/21/17	295,445
125,000	Citigroup, Inc.	8.500	05/22/19	166,915
150,000	Fifth Third Bancorp	3.625	01/25/16	160,049
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	105,922
250,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	294,044
150,000	JPMorgan Chase & Co.	6.000	01/15/18	178,368
400,000	JPMorgan Chase & Co.	4.500	01/24/22	441,576
250,000	KeyCorp, MTN	5.100	03/24/21	289,206
400,000	Morgan Stanley	4.750	04/01/14	414,619
125,000	PNC Funding Corp.	2.700	09/19/16	132,017
100,000	SunTrust Banks, Inc.	3.600	04/15/16	107,013
200,000	US Bancorp, MTN	2.200	11/15/16	207,723
100,000	US Bancorp, MTN	2.950	07/15/22	99,346
125,000	Wells Fargo & Co.	5.625	12/11/17	148,149
				3,908,045
	Beverages— 2.2%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	118,920
150,000	Coca-Cola Co. (The)	3.300	09/01/21	161,487
200,000	Coca-Cola Enterprises, Inc.	3.500	09/15/20	209,813
100,000	Dr Pepper Snapple Group, Inc.	2.900	01/15/16	105,711
100,000	PepsiCo, Inc.	7.900	11/01/18	134,169
				730,100

	Biotechnology— 1.2%
$200,000	Amgen, Inc.	3.875%	11/15/21	$217,475
150,000	Gilead Sciences, Inc.	4.400	12/01/21	168,420
				385,895
	Chemicals— 1.3%
40,000	Dow Chemical Co. (The)	8.550	05/15/19	54,013
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	123,047
150,000	Eastman Chemical Co.	2.400	06/01/17	154,755
100,000	Ecolab, Inc.	3.000	12/08/16	106,431
				438,246
	Computers— 2.3%
100,000	Computer Sciences Corp.	6.500	03/15/18	115,763
100,000	Dell, Inc.	2.300	09/10/15	101,863
300,000	Hewlett-Packard Co.	6.125	03/01/14	314,914
200,000	International Business Machines Corp.	5.700	09/14/17	240,060
				772,600
	Cosmetics/Personal Care— 1.6%
200,000	Avon Products, Inc.	5.625	03/01/14	208,664
200,000	Procter & Gamble Co. (The)	1.450	08/15/16	204,309
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	118,142
				531,115
	Diversified Financial Services— 4.1%
100,000	American Express Co.	7.000	03/19/18	124,407
100,000	American Express Credit Corp., MTN	2.750	09/15/15	104,565
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	118,284
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	105,967
93,000	CME Group, Inc.	5.750	02/15/14	97,905
200,000	General Electric Capital Corp., Series G, MTN	5.625	05/01/18	235,589
150,000	Jefferies Group, Inc.	5.125	04/13/18	160,500
350,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	422,093
				1,369,310
	Electric— 6.4%
150,000	Carolina Power & Light Co.	5.300	01/15/19	178,789
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	129,389
100,000	Consumers Energy Co.	6.700	09/15/19	128,803
50,000	Duke Energy Corp.	6.300	02/01/14	52,705
100,000	Exelon Corp.	4.900	06/15/15	108,770
150,000	FirstEnergy Solutions Corp.	6.050	08/15/21	171,915
100,000	Georgia Power Co.	4.250	12/01/19	114,026
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	118,785
200,000	NiSource Finance Corp.	6.400	03/15/18	239,461
30,000	Ohio Power Co., Series M	5.375	10/01/21	35,748
200,000	Pacific Gas & Electric Co.	4.800	03/01/14	208,820
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	108,158
100,000	PPL Energy Supply LLC	4.600	12/15/21	107,447
100,000	Southern California Edison Co.	3.875	06/01/21	111,785
100,000	Virginia Electric And Power Co.	5.400	04/30/18	119,918
150,000	Xcel Energy, Inc.	4.700	05/15/20	173,884
				2,108,403
	Electrical Components & Equipment— 0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	118,595

	Electronics— 0.8%
100,000	Honeywell International, Inc.	3.875	02/15/14	103,448
50,000	Honeywell International, Inc.	5.000	02/15/19	59,079
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	109,330
				271,857

	Environmental Control— 0.3%
$100,000	Waste Management, Inc.	2.600%	09/01/16	$104,705

	Food— 3.3%
100,000	Campbell Soup Co.	4.250	04/15/21	112,812
100,000	ConAgra Foods, Inc.	3.200	01/25/23	100,334
100,000	General Mills, Inc.	5.700	02/15/17	116,838
100,000	Kellogg Co.	4.000	12/15/20	111,095
100,000	Kroger Co. (The)	6.150	01/15/20	120,587
300,000	Mondelez International, Inc.	4.125	02/09/16	325,698
150,000	Safeway, Inc.	3.950	08/15/20	149,419
50,000	SYSCO Corp.	5.250	02/12/18	58,935
				1,095,718
	Forest Products & Paper— 0.4%
100,000	International Paper Co.	7.950	06/15/18	128,591

	Gas— 0.3%
100,000	Sempra Energy	6.500	06/01/16	116,927

	Healthcare-Products— 2.4%
100,000	Baxter International, Inc.	4.500	08/15/19	114,654
100,000	Becton Dickinson and Co.	1.750	11/08/16	102,763
125,000	Boston Scientific Corp.	4.500	01/15/15	132,941
100,000	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	120,237
100,000	Medtronic, Inc.	4.450	03/15/20	114,098
200,000	Zimmer Holdings, Inc.	4.625	11/30/19	224,857
				809,550
	Healthcare-Services— 2.8%
100,000	Aetna, Inc.	6.000	06/15/16	115,768
100,000	Cigna Corp.	2.750	11/15/16	105,218
100,000	Coventry Health Care, Inc.	5.450	06/15/21	117,349
200,000	Humana, Inc.	7.200	06/15/18	245,113
150,000	UnitedHealth Group, Inc.	5.375	03/15/16	169,908
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	60,353
100,000	WellPoint, Inc.	5.250	01/15/16	111,592
				925,301
	Household Products/Wares— 0.7%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	242,559

	Insurance— 8.2%
100,000	Aflac, Inc.	8.500	05/15/19	135,716
200,000	Allstate Corp. (The)	7.450	05/16/19	260,900
125,000	Allstate Life Global Funding Trusts, MTN	5.375	04/30/13	126,519
100,000	American International Group, Inc.	4.250	09/15/14	105,362
150,000	American International Group, Inc.	8.250	08/15/18	195,153
350,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	415,349
110,000	Berkshire Hathaway, Inc.	3.200	02/11/15	115,758
100,000	Chubb Corp. (The)	5.750	05/15/18	122,185
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	226,361
150,000	Lincoln National Corp.	8.750	07/01/19	200,570
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	222,453
100,000	MetLife, Inc.	6.750	06/01/16	117,988
100,000	MetLife, Inc.	7.717	02/15/19	130,741
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	106,818
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/19	127,643
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	111,807
				2,721,323
	Internet— 0.8%
100,000	Google, Inc.	3.625	05/19/21	110,262
150,000	Symantec Corp.	4.200	09/15/20	157,265
				267,527

	Iron/Steel— 0.4%
$100,000	Nucor Corp.	5.750%	12/01/17	$118,994

	Lodging— 0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	103,978

	Machinery-Construction & Mining— 0.3%
100,000	Caterpillar, Inc.	3.900	05/27/21	110,366

	Machinery-Diversified— 0.3%
100,000	Deere & Co.	2.600	06/08/22	99,998

	Media— 3.6%
150,000	CBS Corp.	8.875	05/15/19	202,044
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.500	03/01/16	106,078
100,000	NBCUniversal Media LLC	5.150	04/30/20	116,646
100,000	News America, Inc.	5.300	12/15/14	108,461
100,000	Time Warner Cable, Inc.	8.250	04/01/19	132,363
50,000	Time Warner, Inc.	3.150	07/15/15	52,807
150,000	Viacom, Inc.	6.250	04/30/16	174,079
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	103,578
200,000	Walt Disney Co. (The)	2.750	08/16/21	203,973
				1,200,029
	Mining— 0.8%
100,000	Alcoa, Inc.	5.400	04/15/21	103,949
150,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	146,466
				250,415
	Miscellaneous Manufacturing— 2.1%
50,000	3M Co., MTN	4.375	08/15/13	51,103
200,000	3M Co., MTN	2.000	06/26/22	195,620
200,000	General Electric Co.	5.000	02/01/13	200,000
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	125,042
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	9.500	04/15/14	109,703
				681,468
	Office/Business Equipment— 1.0%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	106,229
200,000	Xerox Corp.	6.350	05/15/18	231,653
				337,882
	Oil & Gas— 6.8%
150,000	Anadarko Petroleum Corp.	5.950	09/15/16	172,183
200,000	Apache Corp.	3.250	04/15/22	205,320
350,000	Chevron Corp.	2.355	12/05/22	343,792
350,000	ConocoPhillips	4.600	01/15/15	377,483
100,000	ConocoPhillips	5.750	02/01/19	122,159
150,000	DeVon Energy Corp.	3.250	05/15/22	151,052
100,000	Hess Corp.	8.125	02/15/19	128,150
100,000	Marathon Oil Corp.	5.900	03/15/18	120,383
200,000	Marathon Petroleum Corp.	5.125	03/01/21	230,419
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	112,834
150,000	Valero Energy Corp.	6.125	06/15/17	177,179
90,000	Valero Energy Corp.	6.125	02/01/20	108,368
				2,249,322
	Oil & Gas Services— 0.7%
100,000	Halliburton Co.	6.150	09/15/19	125,528
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	99,482
				225,010

	Pharmaceuticals— 5.8%
$150,000	Allergan, Inc.	5.750%	04/01/16	$171,980
100,000	AmerisourceBergen Corp.	3.500	11/15/21	106,371
125,000	Bristol-Myers Squibb Co.	2.000	08/01/22	118,628
100,000	Cardinal Health, Inc.	4.000	06/15/15	107,457
100,000	Eli Lilly & Co.	5.200	03/15/17	116,185
150,000	Express Scripts Holding Co.	3.125	05/15/16	158,363
90,000	Johnson & Johnson	5.550	08/15/17	107,699
150,000	Johnson & Johnson	2.950	09/01/20	160,074
100,000	McKesson Corp.	3.250	03/01/16	106,888
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	216,525
75,000	Merck Sharp & Dohme Corp.	5.000	06/30/19	89,567
200,000	Pfizer, Inc.	5.350	03/15/15	219,507
200,000	Pfizer, Inc.	6.200	03/15/19	250,876
				1,930,120
	Pipelines— 0.8%
150,000	ONEOK, Inc.	4.250	02/01/22	160,283
100,000	Spectra Energy Capital LLC	6.200	04/15/18	121,574
				281,857
	REITs— 1.7%
150,000	Boston Properties LP	4.125	05/15/21	161,541
150,000	ERP Operating LP	4.625	12/15/21	167,292
100,000	HCP, Inc.	5.375	02/01/21	116,067
100,000	Simon Property Group LP	5.750	12/01/15	112,577
				557,477
	Retail— 6.4%
75,000	Costco Wholesale Corp.	5.500	03/15/17	87,842
75,000	CVS Caremark Corp.	5.750	06/01/17	88,784
150,000	Home Depot, Inc. (The)	5.400	03/01/16	170,755
150,000	Home Depot, Inc. (The)	4.400	04/01/21	173,540
100,000	Kohl’s Corp.	6.250	12/15/17	116,230
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	115,725
225,000	McDonald’s Corp., MTN	5.350	03/01/18	269,135
150,000	Staples, Inc.	9.750	01/15/14	161,984
125,000	Target Corp.	6.000	01/15/18	152,262
100,000	Walgreen Co.	5.250	01/15/19	116,283
200,000	Walgreen Co.	3.100	09/15/22	199,501
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	348,868
100,000	Yum! Brands, Inc.	6.250	03/15/18	120,080
				2,120,989
	Semiconductors— 1.7%
150,000	Applied Materials, Inc.	4.300	06/15/21	166,193
100,000	Intel Corp.	1.350	12/15/17	99,779
200,000	Intel Corp.	3.300	10/01/21	208,573
100,000	Texas Instruments, Inc.	2.375	05/16/16	104,827
				579,372
	Software— 2.3%
200,000	Adobe Systems, Inc.	3.250	02/01/15	209,305
150,000	CA, Inc.	5.375	12/01/19	170,961
100,000	Fiserv, Inc.	3.125	06/15/16	105,545
150,000	Microsoft Corp.	3.000	10/01/20	159,717
100,000	Oracle Corp.	5.250	01/15/16	113,114
				758,642
	Telecommunications— 3.5%
150,000	AT&T, Inc.	2.500	08/15/15	156,234
150,000	AT&T, Inc.	5.500	02/01/18	176,469
150,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	156,917
200,000	Cellco Partnership / Verizon Wireless Capital LLC	8.500	11/15/18	271,413
100,000	Cisco Systems, Inc.	4.450	01/15/20	115,041
150,000	Qwest Corp.	7.500	10/01/14	164,827
100,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	107,500
				1,148,401

	Transportation— 2.0%
$130,000	CSX Corp.	6.250%	03/15/18	$157,509
100,000	FedEx Corp.	8.000	01/15/19	131,583
100,000	Union Pacific Corp.	4.000	02/01/21	111,107
250,000	United Parcel Service, Inc.	3.125	01/15/21	264,709
				664,908
	Total Corporate Bonds (Cost $32,339,804)			32,760,402

Number of Shares
	Money Market Fund—0.2%
53,668	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $53,668)	53,668

	Total Investments (Cost $32,393,472)(a)— 98.9%	32,814,070
	Other assets less liabilities—1.1%	362,486
	Net Assets—100.0%	$33,176,556

Investment Abbreviations:

MTN - Medium-Term Notes
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $420,598 which consisted of aggregate gross unrealized appreciation of $553,249 and aggregate gross unrealized depreciation of $132,651.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 93.0%
	Ad Valorem Property Tax — 33.8%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,495,219
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	554,800
2,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	2,186,360
3,000,000	Coachella Valley California Unified School District (Election 2005) Ser.12D AGM	5.000	08/01/37	3,363,240
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,116,600
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,693,215
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	568,700
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,686,840
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	572,185
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,680,980
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,077,130
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	259,148
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,118,623
5,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	5,078,550
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	572,185
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	457,748
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,257,680
				25,739,203
	College Revenue — 1.3%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	558,285
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	454,653
				1,012,938
	Electric Power Revenue — 7.8%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,136,100
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,245,660
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	436,920
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,100,770
				5,919,450
	General Fund — 4.1%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	581,818
2,500,000	California State Ref. Ser.12A-2	2.500	06/20/13	2,521,575
				3,103,393
	Hospital Revenue — 6.4%
1,000,000	California State Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 12A	5.000	11/15/34	1,100,620
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	549,415
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,112,020
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,106,790
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	1,011,150
				4,879,995
	Lease Revenue — 12.7%
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,336,480
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,658,730

$15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750%	08/01/37	$15,998
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,108,670
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	495,136
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	405,160
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,133,940
400,000	Santa Clara Valley California Water District COP (Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	452,988
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,050,330
				9,657,432
	Miscellaneous Revenue — 3.0%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,311,600

	Sales Tax Revenue — 8.8%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,628,025
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	399,412
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,598,280
2,375,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	2,532,486
500,000	San Mateo County California Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	532,680
				6,690,883
	Sewer Revenue — 6.7%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	452,788
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	399,396
2,950,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	3,247,449
460,000	Hollister California Joint Powers Financing Auth. Rev. (Wastewater Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	479,973
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	534,925
				5,114,531
	Special Assessment — 2.3%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,710,060

	Special Tax — 1.8%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,391,706

	Water Revenue — 4.3%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,133,810
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	541,095
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	509,780
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	532,840
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	533,165
				3,250,690
	Total Investments (Cost $66,973,771)(a)(b)— 93.0%			70,781,881
	Other assets less liabilities—7.0%			5,313,180
	Net Assets—100.0%			$76,095,061

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a) This table, as of January 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	48.8%
Assured Guaranty Corp.	23.3
National Public Finance Guarantee Corp.	14.1

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $3,808,110 which consisted of aggregate gross unrealized appreciation of $3,865,159 and aggregate gross unrealized depreciation of $57,049.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Long-Term Municipal Bonds — 91.4%
	Ad Valorem Property Tax — 13.3%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,219,200
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,387,833
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,340,830
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,202,050
8,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	8,745,440
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,758,100
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,655,295
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,861,750
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	564,405
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,651,920
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,124,560
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,110,760
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	550,870
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,792,325
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,873,025
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,695,134
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	508,465
44,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	44,691,240
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	969,254
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,288,740
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,793,575
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,788,150
23,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	25,963,320
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,856,768
				137,393,009
	Auto Parking Revenue — 0.5%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,219,640
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,730,300
				4,949,940
	College Revenue — 1.2%
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,276,810
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,583,369
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,108,450
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,554,962
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	270,490
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,037,820
				12,831,901
	Electric Power Revenue — 2.8%
4,750,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	5,073,238
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,043,033

$900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000%	09/01/37	$964,818
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	588,025
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	7,316,075
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,370,333
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,100,770
				28,456,292
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	528,925

	Highway Tolls Revenue — 8.1%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,315,550
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	535,985
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,892,982
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,458,200
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,986,720
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,668,490
30,000,000	Pennsylvania State Turnpike Commission Turnpike Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	33,316,500
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,721,760
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	277,878
				83,174,065
	Hospital Revenue — 16.0%
15,500,000	Arizona State Health Facilities Auth. (Catholic Healthcare West) Ser. 11B2 AGM	5.000	03/01/41	16,637,235
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	759,876
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,889,925
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	529,835
500,000	California State Health Facilities Financing Auth. Rev. (Stanford Hospital Clinics) Ser. 12A	5.000	08/15/42	572,080
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	2,142,718
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,112,020
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,406,550
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05B AMBAC	5.500	04/01/37	2,871,925
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,404,100
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	321,693
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,679,382
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,165,030
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,381,870
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,156,320
22,500,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	23,786,325
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,221,002
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,143,300

$1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250%	03/01/30	$1,104,810
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,811,010
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,853,000
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250	01/01/28	6,093,395
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,956,040
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,188,380
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	503,183
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	9,587,411
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,803,705
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	2,134,980
1,000,000	Montgomery County Pennsylvania Higher Education & Health Auth. (Abington Memorial Hospital Obligation Group) Ser. 12	5.000	06/01/31	1,124,320
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,390,500
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	563,965
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,092,040
10,000,000	Ohio State Hospital Rev. (University Hospital Health System) Ser. 12A AGM	5.000	01/15/41	10,784,500
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,779,700
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	18,834
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,062,618
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,107,410
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,034,070
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,384,032
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,113,490
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,311,959
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,108,280
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	481,500
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,247,948
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	953,386
4,300,000	Wisconsin State Health & Educational Facilities Auth. (Ministry Health-Remarketed) Ser.04 AGM	5.000	08/01/34	4,703,727
				165,479,379
	Hotel Occupancy Tax — 1.3%
10,000,000	Miami-Dade Country Florida Special Obligation Ser. 12B AGM	5.000	10/01/35	11,263,200
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,211,380
				13,474,580
	Industrial Revenue — 0.2%
1,000,000	Fort Bend County Industrial Development Corp. Ser. 12A	4.750	05/01/38	1,037,860
1,000,000	Fort Bend County Industrial Development Corp. Ser.12B	4.750	11/01/42	1,033,830
				2,071,690
	Lease Revenue — 4.3%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,286,300
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,320,600
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,112,160

$500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750%	08/01/35	$552,910
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,760,690
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,366,785
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	563,775
14,880,000	Pueblo County Colorado COP (Judicial Complex Project) Ser. 12 AGM	5.000	09/15/42	16,636,286
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,535,760
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,372,600
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,050,330
				44,558,196
	Miscellaneous Revenue —5.0%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,524,275
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,494,050
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,820,150
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,103,580
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,033,450
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	1,115,290
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,351,167
1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	1,768,550
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/33	1,102,510
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/38	6,049,373
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/42	1,630,455
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	581,120
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,250,760
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,332,153
				52,156,883
	Port, Airport & Marina Revenue — 7.9%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,368,910
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,688,955
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,415,400
2,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/30	2,297,040
1,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/31	1,140,990
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,654,215
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	11,060,300
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,884,660
15,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	16,872,900
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,623,850
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,626,810
2,500,000	San Diego County California Regional Airport Auth. Senior Ser.13A	5.000	07/01/43	2,881,175
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,119,900
18,895,000	Wayne County Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) Ser. 12A AGM	5.000	12/01/42	21,249,506
				81,884,611
	Recreational Revenue — 2.1%
9,000,000	Garden State Preservation Trust AGM	5.750	11/01/28	12,000,150
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,647,050
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,716,040
				21,363,240

	Sales Tax Revenue — 2.2%
$5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000%	10/01/35	$5,894,738
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,693,020
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	449,272
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,597,374
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	315,054
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,325,500
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,371,940
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,654,225
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,087,590
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,130,120
				22,518,833
	Sewer Revenue — 5.1%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	27,791,400
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,753,100
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC FGIC	5.500	07/01/36	2,257,320
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,797,403
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,400,750
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	550,415
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,376,320
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	534,925
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,523,578
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,447,700
				52,432,911
	Special Assessment — 0.4%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,560,160

	Student Loan Revenue — 0.3%
3,165,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,482,291

	Tax Increment Revenue — 1.1%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,161,130
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,614,763
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,621,950
				11,397,843
	Transit Revenue — 4.3%
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,994,996
21,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	24,436,040
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	456,312
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,536,800
				44,424,148
	Water Revenue — 15.2%
36,340,000	Atlanta Georgia Water & Sewer Rev. Ser. 12 AGM	3.500	10/01/42	36,007,126
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,819,835
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,105,520
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,440,735

$2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250%	11/01/33	$2,616,682
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,607,250
3,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11A AGM	5.000	10/01/42	3,376,320
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,323,040
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	6,550,850
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,580,970
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,082,190
11,510,000	Erie Pennsylvania Water Auth. Rev. Ser.12 AGM	4.000	12/01/47	11,518,748
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,729,545
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,298,530
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,345,275
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,166,350
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	23,116,600
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,660,155
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,221,720
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	450,564
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,848,850
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,699,400
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,200,460
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	983,483
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,399,480
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,129,218
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	3,056,891
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	532,840
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,088,330
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	533,165
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	6,077,881
				156,568,003
	Total Long-Term Municipal Bonds (Cost $874,556,570)			943,706,900

	Short-Term Municipal Bonds - 6.7%
	General Fund — 4.3%
44,000,000	New Jersey State Ser. 12C	2.500	06/27/13	44,406,120

	Miscellaneous Revenue —2.4%
25,000,000	Los Angeles California Unified School District Ser.12A	2.500	02/28/13	25,047,500

	Total Short-Term Municipal Bonds (Cost $69,450,659)			69,453,620

	Total Investments (Cost $944,007,229)(a)(b)— 98.1%			1,013,160,520
	Other assets less liabilities—1.9%			19,136,917
	Net Assets—100.0%			$1,032,297,437

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a) This table, as of January 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	65.1%
Assured Guaranty Corp.	19.9

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $69,153,291 which consisted of aggregate gross unrealized appreciation of $69,443,174 and aggregate gross unrealized depreciation of $289,883.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 92.2%
	Ad Valorem Property Tax — 4.1%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,036,590
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	803,375
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	1,015,710
				2,855,675
	College Revenue — 7.6%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,989,885
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,851,600
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	540,980
				5,382,465
	Electric Power Revenue — 12.7%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,122,830
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,644,325
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	196,919
				8,964,074
	Highway Tolls Revenue — 7.2%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,071,560
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	674,436
2,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	2,223,020
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,102,618
				5,071,634
	Hospital Revenue — 4.9%
1,600,000	Build New York City Resource Corp. Package Facilities Rev. (Royal Charter Properties - New York & Presbyterian Hospital) Ser. 12 AGM	4.750	12/15/32	1,725,328
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	638,802
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,094,770
				3,458,900
	Hotel Occupancy Tax — 2.3%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,619,265

	Income Tax Revenue — 0.8%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	533,815

	Lease Revenue — 2.5%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,041,290
700,000	Rensselaer City School District Ser. 06 SGI	5.000	06/01/36	713,888
				1,755,178
	Miscellaneous Revenue — 19.2%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	569,920
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,136,795
4,080,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	4,550,383
2,500,000	Hudson Yards Infrastructure Corp. Ser.06A FGIC	5.000	02/15/47	2,654,200
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,905,600
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,079,660

$600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250%	01/15/34	$627,012
				13,523,570
	Port, Airport & Marina Revenue — 3.1%
1,000,000	Port Auth. of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,102,330
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,090,270
				2,192,600
	Recreational Revenue — 4.4%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,477,360
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	616,962
				3,094,322
	Sales Tax Revenue — 8.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	399,412
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	838,735
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,529,021
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,874,077
				5,641,245
	Transit Revenue — 9.0%
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,705,125
3,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	3,977,960
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	633,786
				6,316,871
	Water Revenue — 6.4%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,292,478
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	632,940
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,548,900
				4,474,318
	Total Investments (Cost $60,617,342)(a)(b)— 92.2%			64,883,932
	Other assets less liabilities—7.8%			5,481,188
	Net Assets—100.0%			$70,365,120

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

SGI - Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
National Public Finance Guarantee Corp.	37.1%
Assured Guaranty Corp.	31.1
Assured Guaranty Municipal Corp.	18.7
American Municipal Bond Assurance Corp.	5.3

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $4,266,590 which consisted of aggregate gross unrealized appreciation of $4,389,683 and aggregate gross unrealized depreciation of $123,093.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2013

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 97.9%
		Australia— 4.8%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$223,032
EUR	500,000	BHP Billiton Finance Ltd., Series E, MTN	2.250	09/25/20	681,046
GBP	350,000	BHP Billiton Finance Ltd., Series E, MTN	3.250	09/25/24	537,711
AUD	700,000	Commonwealth Bank of Australia	5.750	01/25/17	784,452
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	234,057
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,261,999
AUD	250,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	279,622
EUR	350,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	534,162
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	154,833
AUD	300,000	Westpac Banking Corp., MTN	7.000	08/18/14	329,846
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	581,438
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	524,732
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	303,366
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	272,654
					6,702,950
		Austria— 0.6%
EUR	250,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.250	10/31/16	360,525
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	216,260
CHF	200,000	Pfandbriefstelle DER Oesterreichischen Landes-Hypothekenbanken, Series E, MTN	2.875	07/21/17	241,734
					818,519
		Belgium— 0.5%
GBP	150,000	Anheuser-Busch InBev NV, Series E, MTN	9.750	07/30/24	373,155
EUR	200,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	304,477
					677,632
		Canada— 11.3%
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	418,934
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	565,968
CAD	300,000	Bank of Montreal, Series DPNT	2.390	07/12/17	300,592
CAD	1,000,000	Bank of Montreal, Series DPNT	6.020	05/02/18	1,172,108
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	340,816
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	204,085
CAD	400,000	Bank of Nova Scotia, Series DPNT	2.598	02/27/17	404,473
CAD	450,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	482,194
CAD	500,000	Bank of Nova Scotia, Series DPNT	2.370	01/11/18	498,123
CAD	275,000	Bell Canada	3.600	12/02/15	287,034
CAD	575,000	Bell Canada	4.400	03/16/18	624,426
CAD	600,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	609,491
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.200	05/22/15	202,022
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	907,688
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	498,904
CAD	300,000	CDP Financial, Inc.	4.600	07/15/20	337,630
CAD	200,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	204,415
CAD	1,000,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	1,047,244
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	260,958
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	166,921
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	711,168
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	260,332
CAD	300,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	305,607
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	738,047
CAD	800,000	Royal Bank of Canada, Series DPNT	2.580	04/13/17	808,258
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	1,015,278
CAD	350,000	Shaw Communications, Inc.	5.650	10/01/19	397,329
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	508,396
CAD	150,000	TELUS Corp., Series CG	5.050	12/04/19	170,032
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	568,188
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	465,034
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	389,144
					15,870,839

		Cayman Islands— 0.9%
EUR	150,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500%	06/06/17	$210,797
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	227,188
GBP	450,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	817,825
					1,255,810
		Denmark— 1.4%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	362,094
EUR	200,000	Danske Bank A/S, Series E, MTN	2.500	07/09/15	278,183
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	217,574
GBP	500,000	Dong Energy A/S, Series E, MTN	4.875	01/12/32	833,006
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	273,901
					1,964,758
		Finland— 0.3%
EUR	300,000	Fortum OYJ, Series E, MTN	2.250	09/06/22	391,587

		France— 15.2%
EUR	350,000	Areva SA, Series E, MTN	3.875	09/23/16	500,035
EUR	150,000	Autoroutes Du Sud de la France SA, Series E, MTN	5.625	07/04/22	247,344
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.125	07/20/20	305,132
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	278,900
EUR	100,000	Banque PSA Finance SA, Series E, MTN	4.250	02/25/16	137,248
EUR	350,000	BNP Paribas SA, Series E, MTN	3.500	03/07/16	503,860
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	304,629
EUR	700,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	1,040,291
EUR	100,000	Bouygues SA	6.125	07/03/15	151,660
EUR	100,000	Bouygues SA	4.250	07/22/20	150,259
EUR	150,000	BPCE SA, Series E, MTN	2.875	09/22/15	211,443
EUR	250,000	BPCE SA, Series E, MTN	3.750	07/21/17	366,774
EUR	100,000	Caisse Centrale Du Credit Immobilier de France, MTN	3.750	03/10/14	137,745
EUR	350,000	Carrefour SA, Series E, MTN	4.000	04/09/20	511,650
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	145,195
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	213,931
EUR	200,000	Cie de St-Gobain, Series E, MTN	4.750	04/11/17	301,042
EUR	150,000	Cie Financiere et Industrielle des Autoroutes	5.000	05/24/21	236,456
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	527,115
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	227,286
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	144,337
EUR	300,000	Credit Agricole SA/London, Series E, MTN	3.875	02/13/19	444,982
EUR	200,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	331,885
EUR	100,000	Credit Mutuel Arkea Sac, Series E, MTN	5.000	06/28/17	154,872
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	139,448
EUR	500,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	861,699
EUR	300,000	Electricite de France SA, Series E, MTN	2.750	03/10/23	403,351
EUR	400,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	622,149
EUR	400,000	Electricite de France SA, Series E, MTN	4.125	03/25/27	585,337
GBP	550,000	Electricite de France SA, Series E, MTN	6.250	05/30/28	1,046,174
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	930,536
GBP	300,000	Electricite de France SA, Series E, MTN	5.500	03/27/37	509,494
GBP	200,000	Electricite de France SA, Series E, MTN	5.500	10/17/41	338,529
EUR	1,000,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,489,524
GBP	350,000	France Telecom SA, Series E, MTN	8.125	11/20/28	782,237
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	347,739
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,462,534
GBP	150,000	GDF Suez, Series E, MTN	7.000	10/30/28	320,963
EUR	100,000	Gie GDF Suez Alliance, Series E, MTN	5.750	06/24/23	171,083
EUR	200,000	Pernod-Ricard SA	5.000	03/15/17	305,367
EUR	100,000	Societe DES Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	150,303
EUR	50,000	Societe Generale SA, Series E, MTN	3.750	08/21/14	70,802
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	292,453
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	215,118
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	498,270
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	470,241
EUR	100,000	Veolia Environnement SA, Series E, MTN	4.375	01/16/17	150,630
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	637,228
EUR	300,000	Vinci SA, Series E, MTN	4.125	02/20/17	447,008
EUR	100,000	Vivendi SA, Series E, MTN	3.500	07/13/15	141,855
EUR	300,000	Vivendi SA, Series E, MTN	4.750	07/13/21	454,823
					21,418,966

		Germany— 1.8%
EUR	100,000	Bertelsmann AG	4.750%	09/26/16	$150,913
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	221,047
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	373,310
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	298,463
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	234,391
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	221,803
NOK	2,000,000	Linde AG, Series E, MTN	2.750	09/28/17	366,283
EUR	100,000	Merck Financial Services GMBH, Series E, MTN	4.500	03/24/20	156,792
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	152,079
EUR	300,000	Volkswagen Leasing GMBH, Series E, MTN	2.375	09/06/22	397,440
					2,572,521
		Italy— 8.0%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	430,766
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	142,266
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	967,492
EUR	200,000	Atlantia SpA, Series E, MTN	4.500	02/08/19	287,953
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	138,063
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,133,342
EUR	400,000	ENI SpA	4.125	09/16/19	597,403
EUR	350,000	ENI SpA, Series E, MTN	3.500	01/29/18	508,860
EUR	400,000	ENI SpA, Series E, MTN	4.250	02/03/20	599,355
EUR	150,000	ENI SpA, Series E, MTN	4.000	06/29/20	221,586
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	140,573
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	559,690
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	09/19/16	417,706
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	5.000	02/28/17	431,973
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	136,663
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	272,352
EUR	200,000	Snam SpA, Series E, MTN	5.000	01/18/19	296,155
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	436,465
EUR	300,000	Telecom Italia SpA, Series E, MTN	4.500	09/20/17	423,876
GBP	400,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	723,965
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	557,616
EUR	250,000	Telecom Italia SpA, Series E, MTN	7.000	01/20/17	386,221
EUR	250,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.125	02/17/17	362,712
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	151,232
EUR	300,000	Unicredit SpA, Series 5Y, MTN	4.875	03/07/17	430,634
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	140,712
EUR	300,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	426,727
					11,322,358
		Japan— 1.7%
JPY	10,000,000	Development Bank of Japan	1.600	06/20/14	111,839
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	560,402
JPY	30,000,000	Development Bank of Japan	2.300	03/19/26	375,805
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	244,386
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	1,080,459
					2,372,891
		Jersey Islands— 1.7%
GBP	1,000,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	2,038,320
GBP	200,000	Heathrow Funding Ltd., Series E, MTN	7.125	02/14/24	384,009
					2,422,329
		Luxembourg— 0.5%
EUR	100,000	Glencore Finance Europe SA	4.125	04/03/18	144,645
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	599,799
					744,444
		Netherlands— 17.1%
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	1,031,214
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	7.125	07/06/22	308,061
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	393,982
EUR	300,000	Allianz Finance II BV, Series E, MTN	3.500	02/14/22	437,024
EUR	200,000	BMW Finance NV, Series E, MTN	3.875	01/18/17	296,568
EUR	150,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	223,002
EUR	250,000	BMW Finance NV, Series E, MTN	3.250	01/14/19	363,414
GBP	200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands	4.000	09/19/22	334,718
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	729,341
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	466,411

EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.500%	10/17/18	$220,670
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	01/12/21	456,850
EUR	400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	09/14/22	564,081
GBP	250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	5.250	09/14/27	406,394
EUR	700,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	1,064,638
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	3.750	11/09/20	851,163
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.000	01/11/22	983,744
EUR	300,000	Deutsche Bahn Finance BV, Series E, MTN	4.875	03/12/19	482,443
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	764,189
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,862,410
GBP	150,000	E.ON International Finance BV, Series E, MTN	5.875	10/30/37	285,107
EUR	100,000	ENEL Finance International NV, Series E, MTN	4.125	07/12/17	141,727
EUR	250,000	ENEL Finance International NV, Series E, MTN	5.000	09/14/22	351,642
EUR	750,000	ENEL Finance International NV, Series G, MTN (b)	5.750	10/24/18	1,130,427
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	143,283
EUR	300,000	Hit Finance BV	5.750	03/09/18	446,225
EUR	100,000	ING Bank NV	3.375	03/03/15	141,888
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	437,936
GBP	350,000	ING Bank NV, Series E, MTN	5.375	04/15/21	638,525
EUR	250,000	ING Groep NV, Series E, MTN	4.750	05/31/17	379,945
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	3.875	03/31/15	285,164
EUR	400,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500	03/27/17	598,066
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	142,973
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	210,353
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	435,590
NOK	9,000,000	Nederlandse Waterschapsbank NV, Series E, MTN	3.375	04/03/17	1,683,802
EUR	200,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	286,600
EUR	350,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	600,306
GBP	450,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	825,807
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	391,399
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	390,003
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	141,008
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	410,716
GBP	400,000	Siemens Financieringsmaatschappij NV, Series E, MTN	3.750	09/10/42	572,704
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	158,169
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	206,229
EUR	250,000	Volkswagen International Finance NV, Series E, MTN	3.250	01/21/19	362,052
					24,037,963
		Norway— 1.2%
EUR	275,000	DNB Bank ASA, Series E, MTN	3.875	06/29/20	414,986
EUR	500,000	DNB Bank ASA, Series E, MTN	4.250	01/18/22	766,560
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	430,500
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	77,859
					1,689,905
		Spain— 5.8%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	142,234
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	144,684
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	136,508
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	206,518
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	4.375	09/21/15	278,358
EUR	300,000	Caixabank, Series D, MTN	4.125	11/20/14	417,321
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	142,912
EUR	150,000	Gas Natural Capital Markets SA, Series E, MTN	4.375	11/02/16	214,939
EUR	300,000	Iberdrola Finanzas SAU, Series E, MTN	4.750	01/25/16	432,493
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	280,454
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	735,071
EUR	200,000	Mapfre SA	5.125	11/16/15	281,632
EUR	200,000	Santander International Debt SA Unipersonal	4.250	04/07/14	277,727
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	3.500	08/12/14	137,715
EUR	300,000	Santander International Debt SA Unipersonal, Series E, MTN	4.500	05/18/15	420,755

EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125%	10/04/17	$138,868
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.000	03/27/17	685,140
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	286,291
EUR	250,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	347,972
EUR	300,000	Telefonica Emisiones SAU, Series E, MTN	4.797	02/21/18	428,837
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	141,273
GBP	300,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	478,383
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,368,906
					8,124,991
		Sweden— 3.0%
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	148,031
EUR	200,000	Nordea Bank AB, Series E, MTN	3.250	07/05/22	286,191
EUR	200,000	Nordea Bank AB, Series E, MTN	4.000	06/29/20	303,920
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	415,452
EUR	400,000	Svenska Handelsbanken AB, Series E, MTN	4.375	10/20/21	623,248
EUR	150,000	Swedbank AB, Series G, MTN	2.375	04/04/16	210,023
SEK	5,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	818,887
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	528,725
GBP	200,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	437,635
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	162,031
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	228,788
					4,162,931
		Switzerland— 2.9%
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	775,409
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	473,587
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	765,964
CHF	700,000	Swisscom AG	3.250	09/14/18	865,232
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	537,115
GBP	250,000	UBS AG/London, Series E, MTN	6.375	07/20/16	457,323
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	164,161
					4,038,791
		United Kingdom— 19.2%
GBP	150,000	Abbey National Treasury Services PLC/London, Series E, MTN	5.500	06/18/14	249,798
EUR	400,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	568,079
GBP	200,000	ABP Finance PLC, Series E, MTN	6.250	12/14/26	352,725
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	786,449
EUR	300,000	Barclays Bank PLC, MTN	6.625	03/30/22	459,400
EUR	150,000	Barclays Bank PLC, Series E, MTN	4.125	03/15/16	220,302
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,980,480
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	941,751
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	419,090
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	292,705
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.125	12/01/25	365,158
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	341,247
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	225,599
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	365,341
GBP	400,000	British Telecommunications PLC, Series E, MTN	6.375	06/23/37	761,274
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,477,417
GBP	200,000	Centrica PLC, Series E, MTN	4.375	03/13/29	329,787
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	434,194
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	932,955
GBP	600,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	1,259,859
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	221,300
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	295,255
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	677,883
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	472,299
EUR	250,000	HSBC Holdings PLC, Series E, MTN	6.000	06/10/19	397,857
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,317,839
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	599,038
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	603,818
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	442,951
GBP	250,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	453,798
EUR	250,000	Lloyds TSB Bank PLC, Series E, MTN	5.375	09/03/19	404,421
GBP	924,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	1,669,094
EUR	200,000	Lloyds TSB Bank PLC, Series E, MTN	4.625	02/02/17	302,145
GBP	250,000	National Grid Electricity Transmission PLC, Series E, MTN	4.000	06/08/27	400,144
EUR	200,000	Nationwide Building Society, Series E, MTN	3.750	01/20/15	284,607
GBP	250,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	467,295
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	208,012

GBP	250,000	Rio Tinto Finance PLC, Series E, MTN	4.000%	12/11/29	$392,726
GBP	1,000,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,823,812
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	7.500	04/29/24	420,911
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	236,613
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	220,225
EUR	300,000	Standard Chartered PLC, Series E, MTN	3.625	12/15/15	433,992
GBP	425,000	Tesco PLC, Series E, MTN	6.125	02/24/22	799,710
GBP	200,000	Transport For London, Series E, MTN	3.875	07/23/42	309,241
GBP	200,000	Virgin Media Secured Finance PLC	5.500	01/15/21	359,501
					26,978,097
		Total Investments (Cost $131,320,655)(c)— 97.9%			137,568,282
		Other assets less liabilities—2.1%			2,907,951
		Net Assets—100.0%			$140,476,233

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debt Issuance Program

DPNT - Deposit Notes

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a) Foreign denominated security.  Principal amount denominated in currency indicated.

(b) Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $131,326,073. The net unrealized appreciation was $6,242,209 which consisted of aggregate gross unrealized appreciation of $6,949,075 and aggregate gross unrealized depreciation of $706,866.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio (PGX)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.0%
	Banks - 52.8%
396,338	Ally Financial, Inc., 7.25%	$9,991,681
412,075	Ally Financial, Inc., 7.30%	10,466,705
271,381	Ally Financial, Inc., 7.35%	6,825,232
246,521	Ally Financial, Inc., 7.38%	6,214,794
559,149	BAC Capital Trust VIII, 6.00%	14,118,512
241,104	Bank of America Corp., 6.20%, Series D	6,075,821
903,736	Bank of America Corp., 6.38%, Series 3	22,774,147
609,771	Bank of America Corp., 6.63%, Series I	16,189,420
605,097	Bank of America Corp., 7.25%, Series J	15,351,311
2,404,028	Bank of America Corp., 8.20%, Series H	60,990,190
2,469,177	Bank of America Corp., 8.63%, Series 8	63,778,842
380,748	Bank of New York Mellon Corp. (The), 5.20%	9,537,737
3,249,840	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	84,073,361
836,140	BB&T Corp., 5.63%, Series E	21,279,763
191,364	BB&T Corp., 5.85%	4,944,846
524,939	Capital One Financial Corp., 6.00%, Series B	13,181,218
105,295	City National Corp., 5.50%, Series C	2,610,263
1,612,672	Countrywide Capital V, 7.00%	40,445,814
1,315,327	Deutsche Bank Capital Funding Trust IX, 6.63%	33,540,838
352,742	Deutsche Bank Contingent Capital Trust III, 7.60%	9,820,337
1,977,600	Deutsche Bank Contingent Capital Trust V, 8.05%	56,242,944
50,000	First Horizon National Corp., 6.20%(a)	1,210,000
108,769	First Republic Bank, 6.20%, Series B	2,860,625
186,417	First Republic Bank, 6.70%, Series A	5,051,901
50,000	FirstMerit Corp., 5.88%, Series A(a)	1,254,690
1,534,273	GMAC Capital Trust I, 8.13%, Series 2	40,919,061
462,975	Goldman Sachs Group, Inc. (The), 5.95%	11,435,482
753,530	Goldman Sachs Group, Inc. (The), 6.13%	19,727,415
418,841	Goldman Sachs Group, Inc. (The), 6.20%, Series B	10,600,866
345,636	Goldman Sachs Group, Inc. (The), 6.50%	9,463,514
2,423,768	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	67,429,226
2,259,483	HSBC Holdings PLC, 8.13% (United Kingdom)	57,571,627
450,000	JPMorgan Chase & Co., 5.45%, Series P(a)	11,137,500
718,298	JPMorgan Chase & Co., 5.50%, Series O	17,935,901
2,706,414	JPMorgan Chase & Co., 8.63%, Series J	69,744,289
482,496	JPMorgan Chase Capital X, 7.00%	12,419,447
1,084,875	JPMorgan Chase Capital XXIX, 6.70%	28,315,238
524,048	Lloyds Banking Group PLC, 7.75% (United Kingdom)	14,516,130
941,504	PNC Financial Services Group, Inc., 6.13%, Series P	25,477,098
103,994	PNC Financial Services Group, Inc., 6.63%, Series L	2,634,168
286,758	Regions Financial Corp., 6.38%, Series A	7,134,539
775,552	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	18,116,895
422,451	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	9,500,923
421,554	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	9,822,208
556,658	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	13,081,463
897,321	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	22,011,284
623,107	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	17,284,988
288,424	State Street Corp., 5.25%, Series C	7,236,558
260,733	SunTrust Banks, Inc., 5.88%, Series E(a)	6,466,178
67,733	TCF Financial Corp., 6.45%, Series B	1,693,325
87,539	TCF Financial Corp., 7.50%	2,363,553
1,249,694	U.S. Bancorp, 6.00%, Series G	33,616,769
274,190	U.S. Bancorp, 6.50%, Series F	7,874,737
71,708	Webster Financial Corp., 6.40%, Series E	1,797,720
374,611	Wells Fargo & Co., 5.13%, Series O(a)	9,335,306
438,362	Wells Fargo & Co., 5.20%	10,950,283
2,907,237	Wells Fargo & Co., 8.00%, Series J	86,112,360
96,414	Zions Bancorp, 7.90%, Series F	2,800,827
578,206	Zions Bancorp, 9.50%, Series C	15,114,305
		1,200,472,175
	Chemicals - 0.1%
29,468	E.I. du Pont de Nemours & Co., 4.50%, Series B	3,071,155

	Diversified Financial Services - 12.2%
189,935	Affiliated Managers Group, Inc., 6.38%	4,919,316
120,798	Ameriprise Financial, Inc., 7.75%	3,399,256
61,083	BGC Partners, Inc., 8.13%	1,603,429
283,511	Charles Schwab Corp. (The), 6.00%, Series B	7,501,701
629,745	Citigroup Capital IX, 6.00%	15,913,656
631,168	Citigroup Capital XI, 6.00%	15,842,317
3,178,916	Citigroup Capital XIII, 7.88%	88,564,600
160,535	Citigroup Capital XVII, 6.35%, Series E	4,043,877
881,327	Credit Suisse Guernsey, 7.90% (Switzerland)	22,473,838
339,161	Discover Financial Services, 6.50%, Series B	8,648,605
925,840	General Electric Capital Corp., 4.88%	23,407,353
2,632,281	Morgan Stanley Capital Trust VII, 6.60%(b)	66,386,127
220,909	Raymond James Financial, Inc., 6.90%	6,004,307
280,197	SLM Corp., 6.00%	6,892,846
89,135	Stifel Financial Corp., 6.70%	2,380,796
		277,982,024
	Electric - 5.3%
85,596	Alabama Power Co., 6.45%	2,423,223
150,166	BGE Capital Trust II, 6.20%	3,838,243
254,739	Constellation Energy Group, Inc., 8.63%, Series A	6,574,814
437,130	Dominion Resources, Inc., 8.38%, Series A	11,863,708
254,112	DTE Energy Co., 6.50%	6,883,894
295,538	Duke Energy Corp., 5.13%	7,373,673
100,000	Entergy Arkansas, Inc., 4.90%	2,500,000
189,820	Entergy Arkansas, Inc., 5.75%	5,136,529
138,780	Entergy Louisiana LLC, 5.25%	3,602,729
290,269	Entergy Texas, Inc., 7.88%	8,203,002
108,178	Interstate Power & Light Co., 8.38%, Series B	2,785,583
432,156	Nextera Energy Capital Holdings, Inc., 5.00%	10,631,038
269,228	Nextera Energy Capital Holdings, Inc., 5.13%, Series I(a)	6,744,161
157,563	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	4,096,638
423,489	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	11,235,163

75,520	Pacific Gas & Electric Co., 6.00%, Series A	$2,279,949
109,180	SCANA Corp., 7.70%	2,965,329
613,525	SCE Trust I, 5.63%	15,859,621
244,009	Xcel Energy, Inc., 7.60%	6,197,829
		121,195,126
	Hand/Machine Tools - 0.5%
450,610	Stanley Black & Decker, Inc., 5.75%	11,675,305

	Insurance - 17.7%
1,813,559	Aegon NV, 6.38% (Netherlands)	47,497,110
232,036	Aegon NV, 8.00% (Netherlands)	6,480,766
292,281	Aflac, Inc., 5.50%	7,450,243
1,098,480	Allianz SE, 8.38% (Germany)	28,354,515
243,742	Allstate Corp. (The), 5.10%(a)	6,222,733
277,663	American Financial Group, Inc., 6.38%	7,396,942
1,010,254	American International Group, Inc., 7.70%	26,175,681
196,802	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	5,284,134
66,644	Argo Group US, Inc., 6.50%	1,667,433
153,898	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	4,133,700
253,569	Assured Guaranty Municipal Holdings, Inc., 6.25%	6,354,439
243,038	Aviva PLC, 8.25% (United Kingdom)	6,863,393
293,963	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	8,025,190
151,298	Berkley W.R. Capital Trust II, 6.75%	3,809,684
104,833	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	2,881,859
163,110	Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)	4,470,845
193,634	Everest Re Capital Trust II, 6.20%, Series B	4,914,431
354,372	Hartford Financial Services Group, Inc., 7.88%	10,276,788
1,413,650	ING Groep NV, 7.38% (Netherlands)	35,793,618
2,615,336	ING Groep NV, 8.50% (Netherlands)	68,391,036
150,276	Maiden Holdings Ltd., 8.25%, Series A	3,973,297
1,006,449	MetLife, Inc., 6.50%, Series B	25,694,643
73,683	Montpelier Re Holdings, 8.88% (Bermuda)	2,014,493
308,316	PartnerRe Ltd., 6.75%, Series C (Bermuda)	7,862,058
235,898	PartnerRe Ltd., 7.25%, Series E (Bermuda)	6,510,785
346,224	Principal Financial Group, Inc., 6.52%, Series B	9,219,945
358,156	Protective Life Corp., 6.25%	9,211,772
325,871	Prudential Financial, Inc., 5.75%(a)	8,257,571
555,700	Prudential Financial, Inc., 9.00%	14,420,415
340,435	Prudential PLC, 6.50% (United Kingdom)	8,752,584
204,348	Reinsurance Group of America, Inc., 6.20%	5,511,266
187,235	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	4,748,280
64,382	Selective Insurance Group, Inc., 7.50%	1,635,303
64,080	Torchmark Corp., 5.88%	1,634,040
		401,890,992
	Investment Companies - 0.9%
369,233	Ares Capital Corp., 7.00%(b)	9,884,368
185,000	KKR Financial Holdings LLC, 7.38%, Series A(a)	4,662,000
214,427	KKR Financial Holdings LLC, 8.38%	6,100,448
		20,646,816
	Media - 0.2%
148,895	Comcast Corp., 5.00%	3,759,599

	Office/Business Equipment - 0.1%
58,309	Pitney Bowes, Inc., 5.25%	1,466,471

	Oil & Gas - 0.3%
257,041	Nexen, Inc., 7.35% (Canada)	6,503,137

	Pipelines - 0.2%
220,148	Nustar Logistics LP, 7.63%	5,697,430

	Real Estate - 0.1%
125,222	Forest City Enterprises, Inc., 7.38%	3,096,740

	REITs - 7.0%
71,194	Alexandria Real Estate Equities, Inc., 6.45%, Series E	1,897,320
263,924	Commonwealth REIT, 5.75%	6,466,138
231,675	DDR Corp., 6.50%, Series J	5,768,707
274,978	Digital Realty Trust, Inc., 6.63%, Series F	7,286,917
55,002	EPR Properties, 6.63%, Series F	1,373,400
161,388	Health Care REIT, Inc., 6.50%, Series J	4,244,504
91,874	Hospitality Properties Trust, 7.00%, Series C	2,305,119
182,643	Hospitality Properties Trust, 7.13%, Series D	4,885,700
58,531	Kilroy Realty Corp., 6.38%, Series H	1,463,275
52,498	Kilroy Realty Corp., 6.88%, Series G	1,358,648
577,927	Kimco Realty Corp., 6.00%, Series I	14,985,647
168,406	National Retail Properties, Inc., 6.63%, Series D	4,400,449
216,289	PS Business Parks, Inc., 6.00%, Series T	5,513,207
149,591	PS Business Parks, Inc., 6.45%, Series S	3,901,333
1,661,055	Public Storage, 6.50%, Series Q(b)	45,197,307
126,714	Realty Income Corp., 6.63%, Series F	3,383,264
216,724	Realty Income Corp., 6.75%, Series E	5,561,138
152,752	Regency Centers Corp., 6.63%, Series 6	4,015,850
210,303	Senior Housing Properties Trust, 5.63%	5,169,248
144,642	SL Green Realty Corp., 6.50%, Series I	3,668,121
463,336	Vornado Realty LP, 7.88%	12,630,539
150,194	Vornado Realty Trust, 5.70%, Series K	3,816,430
406,529	Vornado Realty Trust, 6.63%, Series I	10,256,727
		159,548,988
	Savings & Loans - 0.3%
193,894	First Niagara Financial Group, Inc., 8.63%, Series B	5,772,224

	Telecommunications - 2.3%
480,712	Qwest Corp., 7.00%	12,813,578
397,970	Qwest Corp., 7.38%	10,773,048
379,899	Qwest Corp., 7.50%	10,333,253
111,528	Telephone & Data Systems, Inc., 5.88%	2,796,007
386,193	Telephone & Data Systems, Inc., 6.63%(b)	9,801,578
204,860	U.S. Cellular Corp., 6.95%	5,465,665
		51,983,129
	Total Preferred Stocks and Other Equity Interests (Cost $2,136,057,127)	2,274,761,311

	Money Market Fund - 0.5%
12,162,594	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $12,162,594)	12,162,594

	Total Investments (Cost $2,148,122,235)(c)-100.5%	2,286,923,905
	Liabilities in excess of other assets-(0.5)%	(11,758,831)
	Net Assets-100.0%	$2,275,165,074

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

The Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	13.7%

(a) Non-income producing security.

(b) Affiliated Investment. The Investment Company Act of 1940 defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the three months ended January 31, 2013:

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	Gain	January 31, 2013	Income
Ares Capital Corp., 7.00%	$9,033,064	$872,227	$(44,098)	$21,507	$1,668	$9,884,368	$161,432
Morgan Stanley Capital Trust VII, 6.60%	60,349,241	5,841,265	(306,254)	390,792	111,083	66,386,127	1,035,311
Public Storage, 6.50%, Series Q	43,028,495	4,026,426	(210,583)	(1,664,214)	17,183	45,197,307	634,472
Telephone & Data Systems, Inc. 6.63%	8,979,662	853,265	(45,562)	(4,304)	18,517	9,801,578	152,473
Total Investments in Affiliates	$121,390,462	$11,593,183	$(606,497)	$(1,256,219)	$148,451	$131,269,380	$1,983,688

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $2,153,546,844. The net unrealized appreciation was $133,377,061 which consisted of aggregate gross unrealized appreciation of $144,541,129 and aggregate gross unrealized depreciation of $11,164,068.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 99.0%
	Ad Valorem Property Tax — 8.7%
$300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.090%	02/15/16	$300,000
9,000,000	City of New York NY Sub-Ser. 02C-2	0.130	08/01/20	9,000,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.600	11/15/26	5,000,000
8,300,000	Rockwall Independent School District Ser. 06 PSF-GTD	0.150	08/01/37	8,300,000
400,000	Shelby County Tennessee Ser. 06C	0.110	12/01/31	400,000
				23,000,000
	College Revenue — 1.1%
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.150	04/01/35	2,900,000

	Electric Power Revenue — 12.3%
12,170,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.100	10/01/34	12,170,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.300	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.600	12/01/29	9,000,000
9,400,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.130	06/01/26	9,400,000
				32,570,000
	General Fund — 0.2%
500,000	North Carolina State Public Improvements Ser. 02D	0.080	05/01/21	500,000

	Highway Tolls Revenue — 8.4%
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.500	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.500	01/01/17	1,400,000
10,000,000	Pennsylvania State Turnpike Commission Rev. (Multi-Modal) Ref. Ser. 10A-2	0.130	12/01/35	10,000,000
9,055,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.350	01/01/19	9,055,000
				22,255,000
	Hospital Revenue — 27.3%
14,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.120	08/01/24	14,000,000
10,000,000	Charlotte-Mecklenburg Hospital Auth. (Health Care System) Rev. Ser. 07D AGM	0.230	01/15/43	10,000,000
9,615,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B	0.100	12/01/38	9,615,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.220	01/01/48	15,585,000
5,170,000	Oklahoma State Development Finance Auth. Health System Rev. Ref. (Integris Baptist) Ser. 08A-1 AGC	0.200	08/15/35	5,170,000
5,025,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.140	11/01/26	5,025,000
12,800,000	Saint Joseph Michigan Hospital Finance Auth. (Lakeland Hospital Remarketed) Ser. 06 AGM	0.150	01/01/35	12,800,000
				72,195,000
	Industrial Revenue — 3.8%
700,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.180	08/01/32	700,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.690	12/01/37	1,800,000
7,530,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.100	02/01/22	7,530,000
				10,030,000
	Lease Revenue — 1.2%
3,110,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.120	04/01/30	3,110,000

	Local Housing Revenue — 5.6%
690,000	Alabama Housing Financing Auth. Ref. Ser. 89	0.970	04/01/14	690,000

$14,200,000	New York State Housing Finance Agency (505 West 37th Street) Ser. 09A	0.180%	05/01/42	$14,200,000
				14,890,000
	Miscellaneous Revenue — 15.0%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.170	08/01/16	400,000
3,285,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.130	06/01/29	3,285,000
15,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.200	12/01/20	15,000,000
10,000,000	Illinois State Ser. 03B	2.000	10/01/33	10,000,000
1,100,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.130	03/01/25	1,100,000
10,000,000	Wisconsin Health & Educational Facilities Auth.	0.100	12/01/36	10,000,000
				39,785,000
	Multiple Utility Revenue — 3.3%
8,860,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.280	11/01/36	8,860,000

	Sales Tax Revenue — 4.0%
10,685,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.280	07/01/27	10,685,000

	Water Revenue — 8.1%
4,700,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.090	07/01/37	4,700,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.470	07/01/35	2,000,000
14,790,000	Pittsburgh Pennsylvania Water & Sewer Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.400	09/01/33	14,790,000
				21,490,000
	Total Investments (Cost $262,270,000)(c)(d)— 99.0%			262,270,000
	Other assets less liabilities—1.0%			2,673,652
	Net Assets—100.0%			$264,943,652

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at January 31, 2013.

(b) Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c) This table, as of January 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	27.0%
Assured Guaranty Corp.	6.0

(d) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. There was no unrealized appreciation/depreciation for the three-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA SmallCap Technical Leaders™ Portfolio (DWAS)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 23.9%
3,784	AFC Enterprises, Inc.(a)	$109,963
5,417	ANN, Inc.(a)	167,060
2,413	Asbury Automotive Group, Inc.(a)	85,806
29,964	Belo Corp., Class A	253,795
12,458	Bon-Ton Stores, Inc. (The)	156,348
4,970	Carmike Cinemas, Inc.(a)	79,272
12,025	Carriage Services, Inc.	168,110
2,956	Cheesecake Factory, Inc. (The)	98,021
9,117	Conn’s, Inc.(a)	259,287
1,381	Cracker Barrel Old Country Store, Inc.	89,516
1,039	DineEquity, Inc.(a)	76,117
5,763	Domino’s Pizza, Inc.	268,383
4,162	Dorman Products, Inc.	144,130
22,542	Hovnanian Enterprises, Inc., Class A(a)	128,715
4,290	Interval Leisure Group, Inc.	84,942
5,546	KB Home	105,762
8,994	Krispy Kreme Doughnuts, Inc.(a)	116,922
1,754	Life Time Fitness, Inc.(a)	88,980
11,579	LIN TV Corp., Class A(a)	123,548
5,477	Lions Gate Entertainment Corp. (Canada)(a)	100,339
4,286	Lithia Motors, Inc., Class A	185,455
2,526	Lumber Liquidators Holdings, Inc.(a)	149,489
5,116	M/I Homes, Inc.(a)	139,360
3,097	Movado Group, Inc.	113,226
7,845	Multimedia Games Holding Co., Inc.(a)	132,894
1,258	NACCO Industries, Inc., Class A	81,971
7,829	OfficeMax, Inc.	84,397
4,281	Oxford Industries, Inc.	211,396
1,656	Papa John’s International, Inc.(a)	92,902
3,335	Penske Automotive Group, Inc.	109,788
22,271	Pier 1 Imports, Inc.	483,058
2,321	Rent-A-Center, Inc.	82,813
11,969	Ruth’s Hospitality Group, Inc.(a)	92,879
2,804	Ryland Group, Inc.	111,375
2,038	Saga Communications, Inc., Class A	95,786
10,730	Saks, Inc.(a)	115,991
13,184	Salem Communications Corp., Class A	76,863
17,780	Sinclair Broadcast Group, Inc., Class A	245,008
1,565	Six Flags Entertainment Corp.	98,501
4,860	Standard Motor Products, Inc.	112,801
12,386	Standard Pacific Corp.(a)	102,804
6,570	Steven Madden Ltd.(a)	302,746
1,262	Vitamin Shoppe, Inc.(a)	77,083
3,545	Wolverine World Wide, Inc.	152,435
		6,156,037
	Consumer Staples - 3.7%
7,177	B&G Foods, Inc.	227,511
8,735	Boulder Brands, Inc.(a)	117,311
5,203	Darling International, Inc.(a)	87,775
3,656	Elizabeth Arden, Inc.(a)	140,427
4,173	John B. Sanfilippo & Son, Inc.	76,908
3,927	Prestige Brands Holdings, Inc.(a)	84,234
1,660	PriceSmart, Inc.	127,837
1,692	United Natural Foods, Inc.(a)	91,334
		953,337
	Energy - 2.8%
5,291	Alon USA Energy, Inc.	103,810
3,641	CVR Energy, Inc.	213,909
4,698	Delek US Holdings, Inc.	159,591
3,543	Exterran Holdings, Inc.(a)	82,339
868	Geospace Technologies Corp.(a)	78,259
2,483	Western Refining, Inc.	83,503
		721,411
	Financials - 17.9%
4,145	AmTrust Financial Services, Inc.	137,780
3,437	Bank of the Ozarks, Inc.	124,832
4,950	BofI Holding, Inc.(a)	158,202
5,073	Citizens Republic Bancorp, Inc.(a)	103,591
11,085	CNO Financial Group, Inc.	113,843
4,337	Colonial Properties Trust REIT	95,024
9,413	CubeSmart, Class Basis B REIT	143,548
4,306	Eagle Bancorp, Inc.(a)	97,143
2,720	eHealth, Inc.(a)	66,286
6,678	FBL Financial Group, Inc., Class A	233,263
3,727	Federal Agricultural Mortgage Corp., Class C	127,873
3,258	First Cash Financial Services, Inc.(a)	173,684
2,991	First Financial Bankshares, Inc.	122,811
6,751	First Financial Holdings, Inc.	102,278
6,073	First Industrial Realty Trust, Inc. REIT(a)	95,164
4,761	First Merchants Corp.	71,653
8,822	Glimcher Realty Trust REIT	98,101
3,533	Horace Mann Educators Corp.	76,807
3,653	Horizon Bancorp	72,804
10,743	iStar Financial, Inc. REIT(a)	104,100
7,809	Lexington Realty Trust REIT	85,899
2,544	Main Street Capital Corp.	80,976
3,583	NASB Financial, Inc.(a)	81,262
1,277	National Health Investors, Inc. REIT	81,281
3,240	Nelnet, Inc., Class A	98,593
6,608	Netspend Holdings, Inc.(a)	71,631
9,545	Nicholas Financial, Inc. (Canada)	124,753
3,389	Ocwen Financial Corp.(a)	132,069
6,538	One Liberty Properties, Inc. REIT	144,359
795	Portfolio Recovery Associates, Inc.(a)	85,025
9,418	Provident Financial Holdings, Inc.	156,716
3,404	Stewart Information Services Corp.	90,410
4,611	Taylor Capital Group, Inc.(a)	80,001
1,890	Texas Capital Bancshares, Inc.(a)	78,246
13,088	Thomas Properties Group, Inc.	67,403
6,478	Tree.com, Inc.	113,235
3,403	Virtus Investment Partners, Inc.(a)	507,081
14,797	Waterstone Financial, Inc.(a)	110,682
1,275	World Acceptance Corp.(a)	98,876
		4,607,285
	Health Care - 15.3%
15,135	Acadia Healthcare Co., Inc.(a)	387,002
3,526	Air Methods Corp.	154,157
7,647	AMN Healthcare Services, Inc.(a)	92,911
1,140	athenahealth, Inc.(a)	98,576

2,610	Cantel Medical Corp.	$81,980
8,210	Capital Senior Living Corp.(a)	174,298
11,017	Celldex Therapeutics, Inc.(a)	82,187
2,013	Centene Corp.(a)	86,881
2,732	Cyberonics, Inc.(a)	118,460
6,593	Derma Sciences, Inc.(a)	80,632
7,456	Endologix, Inc.(a)	114,300
2,140	Haemonetics Corp.(a)	89,752
4,631	Infinity Pharmaceuticals, Inc.(a)	159,538
7,951	Jazz Pharmaceuticals PLC (Ireland)(a)	448,357
3,495	Ligand Pharmaceuticals, Inc., Class B(a)	70,250
1,889	Medidata Solutions, Inc.(a)	88,386
1,240	MWI Veterinary Supply, Inc.(a)	139,264
4,288	Neogen Corp.(a)	199,349
21,501	Orexigen Therapeutics, Inc.(a)	122,986
2,678	PAREXEL International Corp.(a)	90,650
6,960	Pharmacyclics, Inc.(a)	482,537
7,581	Repros Therapeutics, Inc.(a)	89,532
10,656	Santarus, Inc.(a)	142,364
7,360	Spectranetics Corp.(a)	122,618
8,752	Synta Pharmaceuticals Corp.(a)	98,022
2,126	West Pharmaceutical Services, Inc.	125,880
		3,940,869
	Industrials - 14.0%
1,583	A.O. Smith Corp.	109,670
4,936	Alaska Air Group, Inc.(a)	227,698
4,250	Altra Holdings, Inc.	101,787
796	AMERCO	107,030
2,575	American Railcar Industries, Inc.	101,301
2,606	American Woodmark Corp.(a)	72,473
3,242	Apogee Enterprises, Inc.	79,267
2,285	Barrett Business Services, Inc.	91,948
23,061	Builders FirstSource, Inc.(a)	144,592
8,070	Ceco Environmental Corp.	89,254
4,227	Celadon Group, Inc.	83,737
2,231	Deluxe Corp.	82,078
2,408	DXP Enterprises, Inc.(a)	137,015
1,258	Genesee & Wyoming, Inc., Class A(a)	106,402
5,994	GP Strategies Corp.(a)	128,272
7,114	Healthcare Services Group, Inc.	171,803
4,393	HEICO Corp.	199,266
2,967	Hexcel Corp.(a)	79,486
7,540	InnerWorkings, Inc.(a)	104,881
9,686	Interface, Inc.	162,531
7,035	Lydall, Inc.(a)	107,495
805	Middleby Corp. (The)(a)	113,795
13,202	Mueller Water Products, Inc., Class A	78,024
1,345	Nortek, Inc.(a)	97,042
2,089	Old Dominion Freight Line, Inc.(a)	77,878
4,787	Primoris Services Corp.	91,815
2,138	Standex International Corp.	121,118
7,955	Taser International, Inc.(a)	66,583
1,907	Team, Inc.(a)	83,546
1,376	Teledyne Technologies, Inc.(a)	93,926
1,856	Trex Co., Inc.(a)	78,416
6,666	US Airways Group, Inc.(a)	95,190
3,838	USG Corp.(a)	112,799
		3,598,118
	Information Technology - 13.8%
1,962	3D Systems Corp.(a)	113,502
2,088	ACI Worldwide, Inc.(a)	99,263
4,608	Arris Group, Inc.(a)	76,124
3,039	Aspen Technology, Inc.(a)	92,993
3,623	Bottomline Technologies, Inc.(a)	105,357
12,878	Calamp Corp.(a)	110,236
6,442	Computer Task Group, Inc.(a)	123,300
5,201	Cray, Inc.(a)	96,582
6,694	Ellie Mae, Inc.(a)	134,081
4,574	ePlus, Inc.	213,103
3,742	ExlService Holdings, Inc.(a)	110,988
1,430	FEI Co.	87,173
2,576	First Solar, Inc.(a)	72,592
8,229	Guidance Software, Inc.(a)	104,920
3,399	Interactive Intelligence Group, Inc.(a)	136,708
1,532	Manhattan Associates, Inc.(a)	104,957
17,685	Market Leader, Inc.(a)	134,052
2,412	MAXIMUS, Inc.	165,391
6,075	Measurement Specialties, Inc.(a)	214,447
4,807	NIC, Inc.	78,354
15,572	PDF Solutions, Inc.(a)	233,891
4,212	PROS Holdings, Inc.(a)	92,917
9,526	Spark Networks, Inc.(a)	68,778
2,703	SPS Commerce, Inc.(a)	105,174
17,572	Telular Corp.	194,873
1,672	Tyler Technologies, Inc.(a)	90,372
1,604	Ultimate Software Group, Inc. (The)(a)	162,870
2,120	Ultratech, Inc.(a)	86,348
1,876	Wex, Inc.(a)	147,472
		3,556,818
	Materials - 8.1%
1,963	Axiall Corp.	110,281
5,039	Balchem Corp.	188,459
1,548	Eagle Materials, Inc.	100,264
27,553	Graphic Packaging Holding Co.(a)	193,147
19,211	Headwaters, Inc.(a)	179,815
4,645	Innospec, Inc.	186,961
14,399	KapStone Paper and Packaging Corp.	345,576
5,067	Louisiana-Pacific Corp.(a)	98,452
5,166	Neenah Paper, Inc.	159,836
9,630	PolyOne Corp.	210,319
1,335	Quaker Chemical Corp.	76,322
2,384	Stepan Co.	139,845
5,114	UFP Technologies, Inc.(a)	96,757
		2,086,034
	Telecommunication Services - 0.6%
13,360	Cincinnati Bell, Inc.(a)	63,460
3,262	Cogent Communications Group, Inc.	80,800
		144,260
	Total Common Stocks and Other Equity Interests (Cost $24,106,702)	25,764,169

	Money Market Fund - 0.0%
3,035	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,035)	3,035

	Total Investments (Cost $24,109,737)(b)-100.1%	25,767,204
	Liabilities in excess of other assets-(0.1)%	(21,600)
	Net Assets-100.0%	$25,745,604

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $24,110,020. The net unrealized appreciation was $1,657,184 which consisted of aggregate gross unrealized appreciation of $1,879,802 and aggregate gross unrealized depreciation of $222,618.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 0.4%
34,617	Harte-Hanks, Inc.	$283,513

	Apparel - 12.6%
72,713	Crocs, Inc.(a)	1,080,515
54,526	Iconix Brand Group, Inc.(a)	1,311,350
19,352	K-Swiss, Inc., Class A(a)	91,148
18,840	Maidenform Brands, Inc.(a)	365,684
11,391	Oxford Industries, Inc.	562,488
9,608	Perry Ellis International, Inc.	185,435
99,460	Quiksilver, Inc.(a)	650,468
30,668	Skechers U.S.A., Inc., Class A(a)	582,692
32,656	Steven Madden Ltd.(a)	1,504,789
19,372	True Religion Apparel, Inc.	459,310
39,175	Wolverine World Wide, Inc.	1,684,525
		8,478,404
	Auto Parts & Equipment - 2.4%
21,539	Dorman Products, Inc.	745,895
24,873	Spartan Motors, Inc.	141,030
15,684	Standard Motor Products, Inc.	364,026
18,512	Superior Industries International, Inc.	375,238
		1,626,189
	Building Materials - 0.8%
15,030	Drew Industries, Inc.	550,399

	Commercial Services - 6.8%
14,437	American Public Education, Inc.(a)	556,258
20,909	Arbitron, Inc.	980,632
9,144	Capella Education Co.(a)	249,814
40,760	Career Education Corp.(a)	141,030
62,373	Corinthian Colleges, Inc.(a)	153,437
12,490	ITT Educational Services, Inc.(a)	210,332
17,115	Lincoln Educational Services Corp.	94,817
112,811	Live Nation Entertainment, Inc.(a)	1,157,441
23,507	Monro Muffler Brake, Inc.	851,423
17,307	Universal Technical Institute, Inc.	195,569
		4,590,753
	Distribution/Wholesale - 2.6%
37,327	Pool Corp.	1,710,323

	Entertainment - 4.2%
22,898	Marriott Vacations Worldwide Corp.(a)	1,016,213
22,618	Multimedia Games Holding Co., Inc.(a)	383,149
47,092	Pinnacle Entertainment, Inc.(a)	732,281
44,723	SHFL entertainment, Inc.(a)	661,900
		2,793,543
	Home Builders - 6.2%
17,134	M/I Homes, Inc.(a)	466,730
24,747	Meritage Homes Corp.(a)	1,094,807
36,087	Ryland Group, Inc.	1,433,376
88,072	Standard Pacific Corp.(a)	730,998
22,650	Winnebago Industries, Inc.(a)	424,008
		4,149,919
	Home Furnishings - 3.9%
20,743	Ethan Allen Interiors, Inc.	599,680
41,914	La-Z-Boy, Inc.	655,535
44,789	Select Comfort Corp.(a)	986,254
12,023	Universal Electronics, Inc.(a)	229,639
15,147	VOXX International Corp., Class A(a)	146,320
		2,617,428
	Household Products/Wares - 2.2%
25,268	American Greetings Corp., Class A	404,288
8,998	Blyth, Inc.	126,062
25,421	Helen of Troy Ltd.(a)	920,240
		1,450,590
	Internet - 0.8%
9,989	Blue Nile, Inc.(a)	334,532
22,809	Nutrisystem, Inc.	205,965
		540,497
	Leisure Time - 5.9%
10,590	Arctic Cat, Inc.(a)	382,723
71,552	Brunswick Corp.	2,587,320
56,738	Callaway Golf Co.	372,201
30,900	Interval Leisure Group, Inc.	611,820
		3,954,064
	Lodging - 0.9%
44,983	Boyd Gaming Corp.(a)	315,331
15,030	Marcus Corp.	199,899
7,611	Monarch Casino & Resort, Inc.(a)	78,850
		594,080
	Machinery-Diversified - 0.7%
20,852	iRobot Corp.(a)	477,094

	Media - 0.7%
20,319	Digital Generation, Inc.(a)	203,393
22,840	E.W. Scripps Co. (The), Class A(a)	251,012
		454,405
	Miscellaneous Manufacturing - 3.8%
50,047	Hillenbrand, Inc.	1,238,663
14,168	Movado Group, Inc.	517,982
15,313	Sturm Ruger & Co., Inc.	777,441
		2,534,086
	Retail - 44.8%
13,454	Big 5 Sporting Goods Corp.	186,607
963	Biglari Holdings, Inc.(a)	355,231
19,709	BJ’s Restaurants, Inc.(a)	630,097
32,567	Brown Shoe Co., Inc.	561,455
21,889	Buckle, Inc. (The)	1,023,967
14,865	Buffalo Wild Wings, Inc.(a)	1,093,321
21,532	Cato Corp. (The), Class A	593,637
13,436	CEC Entertainment, Inc.	442,851
18,853	Children’s Place Retail Stores, Inc. (The)(a)	939,633
29,559	Christopher & Banks Corp.(a)	183,266
24,120	Coinstar, Inc.(a)	1,227,226
16,099	Coldwater Creek, Inc.(a)	61,015
18,933	Cracker Barrel Old Country Store, Inc.	1,227,237
12,373	DineEquity, Inc.(a)	906,446
90,452	Fifth & Pacific Cos., Inc.(a)	1,365,825
40,628	Finish Line, Inc. (The), Class A	757,306
26,981	Fred’s, Inc., Class A	356,689

19,302	Genesco, Inc.(a)	$1,203,094
17,069	Group 1 Automotive, Inc.	1,156,254
15,701	Haverty Furniture Cos., Inc.	282,618
20,630	Hibbett Sports, Inc.(a)	1,086,376
33,816	Hot Topic, Inc.	375,358
34,294	Jack in the Box, Inc.(a)	995,555
22,334	Jos. A. Bank Clothiers, Inc.(a)	905,420
12,006	Kirkland’s, Inc.(a)	138,909
16,745	Lithia Motors, Inc., Class A	724,556
21,693	Lumber Liquidators Holdings, Inc.(a)	1,283,792
18,994	MarineMax, Inc.(a)	221,850
38,234	Men’s Wearhouse, Inc. (The)	1,160,402
69,329	OfficeMax, Inc.	747,367
13,865	Papa John’s International, Inc.(a)	777,826
42,440	Pep Boys - Manny, Moe & Jack (The)	472,357
15,990	PetMed Express, Inc.	208,510
10,365	Red Robin Gourmet Burgers, Inc.(a)	383,194
47,822	Ruby Tuesday, Inc.(a)	360,100
12,543	Rue21, Inc.(a)	372,652
28,392	Ruth’s Hospitality Group, Inc.(a)	220,322
29,266	Sonic Automotive, Inc., Class A	710,286
43,545	Sonic Corp.(a)	485,962
25,503	Stage Stores, Inc.	582,743
22,013	Stein Mart, Inc.	185,790
46,861	Texas Roadhouse, Inc.	824,285
33,965	Tuesday Morning Corp.(a)	285,306
24,109	Vitamin Shoppe, Inc.(a)	1,472,578
20,950	Zale Corp.(a)	103,074
17,791	Zumiez, Inc.(a)	375,390
		30,013,735
	Toys/Games/Hobbies - 0.3%
16,542	JAKKS Pacific, Inc.	216,039

	Total Common Stocks (Cost $54,526,530)	67,035,061

	Money Market Fund - 0.0%
6,256	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,256)	6,256

	Total Investments (Cost $54,532,786)(b)-100.0%	67,041,317
	Other assets less liabilities-0.0%	2,255
	Net Assets-100.0%	$67,043,572

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $55,469,718. The net unrealized appreciation was $11,571,599 which consisted of aggregate gross unrealized appreciation of $15,501,700 and aggregate gross unrealized depreciation of $3,930,101.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agriculture - 6.6%
139,289	Alliance One International, Inc.(a)	$504,226
27,259	Andersons, Inc. (The)	1,285,262
		1,789,488
	Beverages - 4.5%
8,850	Boston Beer Co., Inc. (The), Class A(a)(b)	1,242,009

	Commercial Services - 2.1%
23,119	Medifast, Inc.(a)	567,109

	Cosmetics/Personal Care - 2.2%
27,428	Inter Parfums, Inc.	595,462

	Environmental Control - 9.6%
154,900	Darling International, Inc.(a)	2,613,163

	Food - 52.7%
39,972	B&G Foods, Inc.	1,267,112
21,518	Calavo Growers, Inc.	536,013
23,483	Cal-Maine Foods, Inc.	978,772
37,344	Diamond Foods, Inc.(b)	533,272
58,977	Hain Celestial Group, Inc. (The)(a)	3,361,099
18,927	J & J Snack Foods Corp.	1,289,875
20,765	Nash Finch Co.	431,289
23,554	Sanderson Farms, Inc.	1,189,006
13,122	Seneca Foods Corp., Class A(a)	393,791
49,164	Snyders-Lance, Inc.	1,250,241
36,812	Spartan Stores, Inc.	597,827
47,593	TreeHouse Foods, Inc.(a)	2,519,098
		14,347,395
	Household Products/Wares - 12.1%
69,625	Central Garden & Pet Co., Class A(a)	669,793
60,454	Prestige Brands Holdings, Inc.(a)	1,296,738
25,005	WD-40 Co.	1,335,767
		3,302,298
	Retail - 10.1%
50,387	Casey’s General Stores, Inc.	2,757,680

	Total Common Stocks (Cost $25,873,894)	27,214,604

	Money Market Fund - 0.0%
2,226	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,226)	2,226

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $25,876,120)-99.9%	27,216,830

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.9%
1,056,797	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,056,797)(c)(d)	1,056,797

	Total Investments (Cost $26,932,917)(e)-103.8%	28,273,627
	Other assets less liabilities-(3.8)%	(1,042,601)
	Net Assets-100.0%	$27,231,026

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2013.

(c) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $27,200,008. The net unrealized appreciation was $1,073,619 which consisted of aggregate gross unrealized appreciation of $2,371,592 and aggregate gross unrealized depreciation of $1,297,973.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal - 3.6%
55,218	Cloud Peak Energy, Inc.(a)	$966,867

	Oil & Gas - 40.1%
43,082	Approach Resources, Inc.(a)	1,145,550
47,415	Carrizo Oil & Gas, Inc.(a)	1,018,474
58,221	Comstock Resources, Inc.(a)	849,445
16,590	Contango Oil & Gas Co.(a)	712,209
69,976	Gulfport Energy Corp.(a)	2,887,910
33,766	PDC Energy, Inc.(a)	1,250,355
71,611	Penn Virginia Corp.	307,211
73,272	PetroQuest Energy, Inc.(a)	376,618
54,606	Stone Energy Corp.(a)	1,228,635
55,791	Swift Energy Co.(a)	840,770
		10,617,177
	Oil & Gas Services - 47.2%
35,551	Basic Energy Services, Inc.(a)	459,674
76,484	Exterran Holdings, Inc.(a)	1,777,488
13,822	Geospace Technologies Corp.(a)	1,246,192
18,732	Gulf Island Fabrication, Inc.	434,957
30,848	Hornbeck Offshore Services, Inc.(a)	1,135,515
156,144	ION Geophysical Corp.(a)	1,061,779
39,619	Lufkin Industries, Inc.	2,294,336
33,678	Matrix Service Co.(a)	480,922
80,627	Pioneer Energy Services Corp.(a)	611,153
23,346	SEACOR Holdings, Inc.(a)	2,123,786
101,492	TETRA Technologies, Inc.(a)	862,682
		12,488,484
	Transportation - 9.1%
42,401	Bristow Group, Inc.	2,416,009

	Total Investments (Cost $32,362,447)(b)-100.0%	26,488,537
	Liabilities in excess of other assets-(0.0)%	(12,792)
	Net Assets-100.0%	$26,475,745

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $33,222,958. The net unrealized depreciation was $6,734,421 which consisted of aggregate gross unrealized appreciation of $2,124,821 and aggregate gross unrealized depreciation of $8,859,242.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Banks - 30.4%
19,891	Bank of the Ozarks, Inc.	$722,441
11,791	Banner Corp.	356,088
52,646	BBCN Bancorp, Inc.	636,490
53,252	Boston Private Financial Holdings, Inc.	492,581
10,522	City Holding Co.	397,626
26,773	Columbia Banking System, Inc.	540,815
26,704	Community Bank System, Inc.	758,394
59,399	CVB Financial Corp.	653,389
94,304	F.N.B. Corp.	1,092,983
47,289	First BanCorp.(a)	242,593
69,222	First Commonwealth Financial Corp.	489,400
39,469	First Financial Bancorp	603,481
20,180	First Financial Bankshares, Inc.	828,591
50,488	First Midwest Bancorp, Inc.	639,683
48,528	Glacier Bancorp, Inc.	756,066
21,243	Hanmi Financial Corp.(a)	349,447
15,485	Home BancShares, Inc.	537,639
15,329	Independent Bank Corp.	475,046
81,717	National Penn Bancshares, Inc.	796,741
22,764	NBT Bancorp, Inc.	472,125
68,405	Old National Bancorp	913,891
21,708	PacWest Bancorp	596,536
22,000	Pinnacle Financial Partners, Inc.(a)	472,340
42,182	PrivateBancorp, Inc.	724,265
20,058	S&T Bancorp, Inc.	369,870
11,230	Simmons First National Corp., Class A	286,702
20,882	Sterling Bancorp	200,258
125,785	Susquehanna Bancshares, Inc.	1,436,465
27,380	Texas Capital Bancshares, Inc.(a)	1,133,532
7,751	Tompkins Financial Corp.	317,093
63,367	TrustCo Bank Corp. NY	335,211
21,911	UMB Financial Corp.	970,000
75,504	Umpqua Holdings Corp.	954,371
30,862	United Bankshares, Inc.	786,672
31,150	United Community Banks, Inc.(a)	326,763
24,030	Viewpoint Financial Group, Inc.	508,234
41,842	Wilshire Bancorp, Inc.(a)	256,910
24,583	Wintrust Financial Corp.	911,292
		23,342,024
	Commercial Services - 2.0%
48,085	Geo Group, Inc. (The) REIT	1,568,533

	Diversified Financial Services - 10.3%
13,752	Calamos Asset Management, Inc., Class A	143,296
15,685	Encore Capital Group, Inc.(a)	471,962
27,778	Financial Engines, Inc.(a)	923,896
27,550	Interactive Brokers Group, Inc., Class A	393,965
25,607	Investment Technology Group, Inc.(a)	259,143
25,158	MarketAxess Holdings, Inc.	951,224
26,873	National Financial Partners Corp.(a)	473,234
10,973	Piper Jaffray Cos., Inc.(a)	424,984
11,388	Portfolio Recovery Associates, Inc.(a)	1,217,947
33,638	Stifel Financial Corp.(a)	1,239,560
19,073	SWS Group, Inc.(a)	125,691
3,912	Virtus Investment Partners, Inc.(a)	582,927
8,719	World Acceptance Corp.(a)	676,158
		7,883,987
	Insurance - 10.0%
12,269	AMERISAFE, Inc.(a)	351,384
13,662	eHealth, Inc.(a)	332,943
20,726	Employers Holdings, Inc.	441,671
26,564	Horace Mann Educators Corp.	577,501
7,874	Infinity Property & Casualty Corp.	468,267
31,564	Meadowbrook Insurance Group, Inc.	197,906
7,102	Navigators Group, Inc. (The)(a)	385,141
41,467	ProAssurance Corp.	1,867,674
11,453	RLI Corp.	790,372
8,578	Safety Insurance Group, Inc.	411,830
37,103	Selective Insurance Group, Inc.	760,983
12,011	Stewart Information Services Corp.	319,012
23,300	Tower Group, Inc.	449,690
14,746	United Fire Group, Inc.	341,960
		7,696,334
	Investment Companies - 1.8%
122,942	Prospect Capital Corp.	1,386,786

	Real Estate - 1.1%
23,403	Forestar Group, Inc.(a)	445,359
22,003	HFF, Inc., Class A	383,732
		829,091
	REITS - 37.7%
34,181	Acadia Realty Trust	893,491
36,877	Cedar Realty Trust, Inc.	203,192
55,874	Colonial Properties Trust	1,224,199
61,107	Cousins Properties, Inc.	543,852
131,643	DiamondRock Hospitality Co.	1,200,584
19,992	EastGroup Properties, Inc.	1,120,352
31,599	EPR Properties	1,480,729
48,675	Franklin Street Properties Corp.	632,775
18,023	Getty Realty Corp.	340,274
29,121	Government Properties Income Trust	723,657
58,845	Healthcare Realty Trust, Inc.	1,499,371
52,425	Inland Real Estate Corp.	476,019
50,312	Kilroy Realty Corp.	2,510,569
49,286	Kite Realty Group Trust	298,180
63,587	LaSalle Hotel Properties	1,735,925
102,448	Lexington Realty Trust	1,126,928
20,574	LTC Properties, Inc.	766,176
91,455	Medical Properties Trust, Inc.	1,230,070
28,513	Mid-America Apartment Communities, Inc.	1,863,895
22,505	Parkway Properties, Inc.	356,479
35,499	Pennsylvania Real Estate Investment Trust	654,602
36,706	Post Properties, Inc.	1,780,608
12,123	PS Business Parks, Inc.	865,097
24,994	Sabra Health Care REIT, Inc.	627,100
8,592	Saul Centers, Inc.	367,308
20,530	Sovran Self Storage, Inc.	1,339,377
63,348	Tanger Factory Outlet Centers, Inc.	2,243,786
8,558	Universal Health Realty Income Trust	471,803
17,220	Urstadt Biddle Properties, Inc., Class A	348,533
		28,924,931

	Retail - 3.3%
19,598	Cash America International, Inc.	$938,940
30,493	EZCORP, Inc., Class A(a)	676,945
17,775	First Cash Financial Services, Inc.(a)	947,585
		2,563,470
	Savings & Loans - 3.3%
29,063	Bank Mutual Corp.	149,093
47,242	Brookline Bancorp, Inc.	416,202
19,456	Dime Community Bancshares, Inc.	268,687
65,863	Northwest Bancshares, Inc.	803,529
26,258	Oritani Financial Corp.	397,546
36,524	Provident Financial Services, Inc.	541,651
		2,576,708
	Total Common Stocks and Other Equity Interests (Cost $62,218,996)	76,771,864

	Money Market Fund - 0.1%
41,854	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $41,854)	41,854

	Total Investments (Cost $62,260,850)(b)-100.0%	76,813,718
	Liabilities in excess of other assets-(0.0)%	(33,506)
	Net Assets-100.0%	$76,780,212

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $62,736,834. The net unrealized appreciation was $14,076,884 which consisted of aggregate gross unrealized appreciation of $15,219,921 and aggregate gross unrealized depreciation of $1,143,037.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Biotechnology - 13.5%
75,950	Acorda Therapeutics, Inc.(a)	$2,193,436
110,833	ArQule, Inc.(a)	280,408
56,481	Cambrex Corp.(a)	663,652
121,806	Cubist Pharmaceuticals, Inc.(a)	5,242,530
48,142	Emergent Biosolutions, Inc.(a)	772,679
63,144	Enzo Biochem, Inc.(a)	182,486
101,873	Medicines Co. (The)(a)	3,043,965
86,038	Momenta Pharmaceuticals, Inc.(a)	1,084,939
98,150	Spectrum Pharmaceuticals, Inc.(a)	1,237,672
		14,701,767
	Commercial Services - 8.7%
83,949	AMN Healthcare Services, Inc.(a)	1,019,980
36,483	Chemed Corp.	2,756,291
11,662	CorVel Corp.(a)	534,120
58,444	Cross Country Healthcare, Inc.(a)	330,209
17,878	Landauer, Inc.	1,126,135
111,252	PAREXEL International Corp.(a)	3,765,880
		9,532,615
	Distribution/Wholesale - 2.3%
22,746	MWI Veterinary Supply, Inc.(a)	2,554,603

	Electronics - 1.6%
23,134	Analogic Corp.	1,762,580

	Healthcare-Products - 34.5%
39,022	Abaxis, Inc.	1,510,932
68,278	ABIOMED, Inc.(a)	952,478
133,698	Affymetrix, Inc.(a)	506,715
135,453	Align Technology, Inc.(a)	4,247,806
40,638	Cantel Medical Corp.	1,276,440
53,879	CONMED Corp.	1,582,426
47,227	CryoLife, Inc.	303,197
45,088	Cyberonics, Inc.(a)	1,955,016
44,816	Greatbatch, Inc.(a)	1,189,417
97,549	Haemonetics Corp.(a)	4,091,205
64,774	Hanger, Inc.(a)	1,860,957
24,275	ICU Medical, Inc.(a)	1,467,424
36,830	Integra LifeSciences Holdings Corp.(a)	1,552,385
54,962	Invacare Corp.	864,552
71,538	Luminex Corp.(a)	1,314,868
78,086	Meridian Bioscience, Inc.	1,635,902
75,436	Merit Medical Systems, Inc.(a)	1,046,297
56,647	Natus Medical, Inc.(a)	697,891
82,324	NuVasive, Inc.(a)	1,418,443
33,711	Palomar Medical Technologies, Inc.(a)	329,356
95,170	PSS World Medical, Inc.(a)	2,753,268
22,996	SurModics, Inc.(a)	554,434
69,576	Symmetry Medical, Inc.(a)	745,159
64,537	West Pharmaceutical Services, Inc.	3,821,236
		37,677,804
	Healthcare-Services - 19.0%
65,908	Air Methods Corp.(a)	2,881,498
15,705	Almost Family, Inc.	314,414
58,519	Amedisys, Inc.(a)	650,731
59,914	AmSurg Corp., Class A(a)	1,869,916
46,100	Bio-Reference Labs, Inc.(a)	1,280,197
97,654	Centene Corp.(a)	4,214,747
33,046	Ensign Group, Inc. (The)	943,794
53,883	Gentiva Health Services, Inc.(a)	533,981
64,174	Healthways, Inc.(a)	675,110
31,553	IPC The Hospitalist Co., Inc.(a)	1,345,420
100,779	Kindred Healthcare, Inc.(a)	1,086,398
27,954	LHC Group, Inc.(a)	597,097
52,285	Magellan Health Services, Inc.(a)	2,682,220
56,386	Molina Healthcare, Inc.(a)	1,618,842
		20,694,365
	Internet - 0.8%
37,199	HealthStream, Inc.(a)	921,791

	Pharmaceuticals - 14.6%
128,153	Akorn, Inc.(a)	1,677,523
20,972	Hi-Tech Pharmacal Co., Inc.	767,575
42,225	Neogen Corp.(a)	1,963,040
55,766	PharMerica Corp.(a)	807,492
110,549	Questcor Pharmaceuticals, Inc.	2,816,789
94,595	Salix Pharmaceuticals Ltd.(a)	4,531,100
124,652	ViroPharma, Inc.(a)	3,323,222
		15,886,741
	Software - 4.9%
19,695	Computer Programs & Systems, Inc.	1,036,154
42,145	Medidata Solutions, Inc.(a)	1,971,964
62,751	Omnicell, Inc.(a)	991,466
75,233	Quality Systems, Inc.	1,372,250
		5,371,834
	Total Common Stocks (Cost $105,547,225)	109,104,100

	Money Market Fund - 0.1%
61,689	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $61,689)	61,689

	Total Investments (Cost $105,608,914)(b)-100.0%	109,165,789
	Liabilities in excess of other assets-(0.0)%	(14,688)
	Net Assets-100.0%	$109,151,101

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $107,691,869. The net unrealized appreciation was $1,473,920 which consisted of aggregate gross unrealized appreciation of $14,036,215 and aggregate gross unrealized depreciation of $12,562,295.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 13.1%
13,187	AAR Corp.	$248,575
6,291	Aerovironment, Inc.(a)	136,200
5,296	Cubic Corp.	248,912
15,445	Curtiss-Wright Corp.	550,614
19,975	GenCorp, Inc.(a)	214,332
8,765	Kaman Corp.	318,520
14,973	Moog, Inc., Class A(a)	655,818
1,614	National Presto Industries, Inc.	118,387
19,643	Orbital Sciences Corp.(a)	288,752
12,182	Teledyne Technologies, Inc.(a)	831,543
		3,611,653
	Airlines - 2.1%
5,031	Allegiant Travel Co.	374,658
16,923	SkyWest, Inc.	213,907
		588,565
	Building Materials - 7.0%
6,154	AAON, Inc.	139,942
9,371	Apogee Enterprises, Inc.	229,121
12,308	Comfort Systems USA, Inc.	158,896
9,486	Gibraltar Industries, Inc.(a)	164,772
15,054	Griffon Corp.	177,637
6,248	NCI Building Systems, Inc.(a)	96,719
12,191	Quanex Building Products Corp.	251,866
13,243	Simpson Manufacturing Co., Inc.	429,338
6,534	Universal Forest Products, Inc.	265,607
		1,913,898
	Commercial Services - 10.8%
16,651	ABM Industries, Inc.	364,990
4,597	CDI Corp.	78,241
2,698	Consolidated Graphics, Inc.(a)	98,828
22,364	Healthcare Services Group, Inc.	540,090
5,399	Heidrick & Struggles International, Inc.	85,358
7,287	Insperity, Inc.	245,062
8,938	Kelly Services, Inc., Class A	142,472
16,046	Korn/Ferry International(a)	275,670
16,890	Navigant Consulting, Inc.(a)	194,741
14,393	On Assignment, Inc.(a)	351,909
13,691	Resources Connection, Inc.	167,167
13,262	TrueBlue, Inc.(a)	227,974
6,689	Viad Corp.	186,757
		2,959,259
	Distribution/Wholesale - 1.6%
13,281	United Stationers, Inc.	442,789

	Electrical Components & Equipment - 6.3%
14,581	Belden, Inc.	702,075
6,139	Encore Wire Corp.	200,254
16,008	EnerSys(a)	655,208
2,990	Powell Industries, Inc.(a)	135,298
6,488	Vicor Corp.(a)	34,905
		1,727,740
	Electronics - 6.6%
2,741	American Science & Engineering, Inc.	185,237
15,190	Brady Corp., Class A	529,979
8,799	ESCO Technologies, Inc.	362,255
18,011	II-VI, Inc.(a)	306,547
9,243	Watts Water Technologies, Inc., Class A	426,102
		1,810,120
	Engineering & Construction - 6.3%
12,969	Aegion Corp., Class A(a)	305,031
10,763	Dycom Industries, Inc.(a)	225,807
21,969	EMCOR Group, Inc.	798,134
5,475	Engility Holdings, Inc.(a)	105,394
4,366	Exponent, Inc.(a)	213,454
8,966	Orion Marine Group, Inc.(a)	69,935
		1,717,755
	Environmental Control - 2.2%
21,079	Tetra Tech, Inc.(a)	604,124

	Hand/Machine Tools - 1.5%
6,365	Franklin Electric Co., Inc.	423,400

	Housewares - 3.1%
19,393	Toro Co. (The)	853,874

	Machinery-Construction & Mining - 0.9%
6,922	Astec Industries, Inc.	244,485

	Machinery-Diversified - 9.9%
9,537	Albany International Corp., Class A	238,997
13,882	Applied Industrial Technologies, Inc.	610,253
15,693	Briggs & Stratton Corp.	372,395
4,201	Lindsay Corp.	390,861
14,057	Robbins & Myers, Inc.	819,242
6,136	Tennant Co.	282,501
		2,714,249
	Media - 0.1%
9,514	Dolan Co. (The)(a)	33,394

	Metal Fabricate/Hardware - 3.6%
5,754	CIRCOR International, Inc.	238,791
10,599	Kaydon Corp.	262,855
9,276	Mueller Industries, Inc.	494,968
		996,614
	Miscellaneous Manufacturing - 12.0%
12,804	A.O. Smith Corp.	887,061
24,063	Actuant Corp., Class A	709,377
8,358	AZZ, Inc.	357,639
15,544	Barnes Group, Inc.	371,502
6,839	EnPro Industries, Inc.(a)	304,199
20,567	Federal Signal Corp.(a)	165,359
9,550	John Bean Technologies Corp.	178,489
5,610	Lydall, Inc.(a)	85,721
4,202	Standex International Corp.	238,043
		3,297,390
	Office Furnishings - 1.2%
18,943	Interface, Inc.	317,863

	Storage/Warehousing - 1.1%
12,525	Mobile Mini, Inc.(a)	$300,600

	Textiles - 2.4%
6,314	G&K Services, Inc., Class A	252,812
4,943	UniFirst Corp.	404,041
		656,853
	Transportation - 8.2%
7,866	Arkansas Best Corp.	82,750
9,699	Forward Air Corp.	359,930
15,160	Heartland Express, Inc.	209,663
11,722	Hub Group, Inc., Class A(a)	431,487
19,481	Knight Transportation, Inc.	310,722
23,328	Old Dominion Freight Line, Inc.(a)	869,668
		2,264,220
	Total Investments (Cost $24,420,786)(b)-100.0%	27,478,845
	Other assets less liabilities-0.0%	11,531
	Net Assets-100.0%	$27,490,376

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $24,557,705. The net unrealized appreciation was $2,921,140 which consisted of aggregate gross unrealized appreciation of $3,677,435 and aggregate gross unrealized depreciation of $756,295.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 6.3%
44,318	Cardtronics, Inc.(a)	$1,147,393
25,952	ExlService Holdings, Inc.(a)	769,736
14,444	Forrester Research, Inc.	408,332
37,405	Heartland Payment Systems, Inc.	1,187,983
33,977	MAXIMUS, Inc.	2,329,803
22,486	TeleTech Holdings, Inc.(a)	420,488
		6,263,735
	Computers - 14.9%
48,893	3D Systems Corp.(a)	2,828,460
14,121	Agilysys, Inc.(a)	120,170
22,752	CACI International, Inc., Class A(a)	1,220,190
66,702	CIBER, Inc.(a)	225,453
46,410	Electronics for Imaging, Inc.(a)	1,049,794
30,392	iGATE Corp.(a)	531,252
44,409	Insight Enterprises, Inc.(a)	870,416
42,973	j2 Global, Inc.	1,367,401
50,115	LivePerson, Inc.(a)	670,037
19,806	Manhattan Associates, Inc.(a)	1,356,909
32,136	Mercury Computer Systems, Inc.(a)	236,200
15,642	MTS Systems Corp.	889,248
35,830	NetScout Systems, Inc.(a)	932,655
22,882	RadiSys Corp.(a)	89,240
26,242	Super Micro Computer, Inc.(a)	324,876
38,843	Sykes Enterprises, Inc.(a)	625,372
32,832	Synaptics, Inc.(a)	1,151,746
20,086	Virtusa Corp.(a)	415,981
		14,905,400
	Distribution/Wholesale - 0.8%
27,559	ScanSource, Inc.(a)	800,864

	Diversified Financial Services - 0.3%
31,521	Higher One Holdings, Inc.(a)	331,916

	Electrical Components & Equipment - 1.9%
35,108	Advanced Energy Industries, Inc.(a)	538,908
21,761	Littelfuse, Inc.	1,392,921
		1,931,829
	Electronics - 16.5%
14,259	Badger Meter, Inc.	705,678
10,489	Bel Fuse, Inc., Class B	195,410
55,262	Benchmark Electronics, Inc.(a)	970,401
40,461	Checkpoint Systems, Inc.(a)	487,960
23,877	Coherent, Inc.	1,323,025
33,671	CTS Corp.	335,026
31,023	Cymer, Inc.(a)	3,194,438
37,069	Daktronics, Inc.	439,638
24,903	Electro Scientific Industries, Inc.	268,952
16,916	FARO Technologies, Inc.(a)	561,780
37,982	FEI Co.	2,315,383
15,282	Measurement Specialties, Inc.(a)	539,455
35,091	Methode Electronics, Inc.	337,575
38,181	Newport Corp.(a)	550,570
18,730	OSI Systems, Inc.(a)	1,020,036
19,282	Park Electrochemical Corp.	504,031
34,965	Plexus Corp.(a)	892,307
27,993	Rofin-Sinar Technologies, Inc.(a)	717,461
16,532	Rogers Corp.(a)	774,690
52,262	TTM Technologies, Inc.(a)	416,528
		16,550,344
	Home Furnishings - 0.4%
18,667	DTS, Inc.(a)	356,540

	Internet - 9.7%
40,610	Blucora, Inc.(a)	603,465
32,317	comScore, Inc.(a)	476,029
42,570	DealerTrack Holdings, Inc.(a)	1,344,361
49,926	Dice Holdings, Inc.(a)	469,804
24,453	Liquidity Services, Inc.(a)	779,317
58,618	NIC, Inc.	955,473
22,648	OpenTable, Inc.(a)	1,193,323
17,348	PC-Tel, Inc.	128,722
33,008	Perficient, Inc.(a)	394,776
25,580	QuinStreet, Inc.(a)	144,271
29,990	Sourcefire, Inc.(a)	1,277,574
13,999	Stamps.com, Inc.(a)	377,833
90,682	United Online, Inc.	602,128
28,745	VASCO Data Security International, Inc.(a)	232,835
36,379	Websense, Inc.(a)	532,225
24,500	XO Group, Inc.(a)	235,690
		9,747,826
	Machinery-Diversified - 2.2%
39,822	Cognex Corp.	1,579,341
55,932	Intermec, Inc.(a)	552,608
23,388	Intevac, Inc.(a)	98,463
		2,230,412
	Miscellaneous Manufacturing - 0.1%
38,481	STR Holdings, Inc.(a)	81,964

	Semiconductors - 20.9%
31,907	ATMI, Inc.(a)	651,222
66,108	Brooks Automation, Inc.	618,771
23,118	Cabot Microelectronics Corp.	854,441
22,345	CEVA, Inc.(a)	339,197
65,271	Cirrus Logic, Inc.(a)	1,842,600
22,694	Cohu, Inc.	237,833
35,770	Diodes, Inc.(a)	680,345
21,703	DSP Group, Inc.(a)	142,372
88,255	Entropic Communications, Inc.(a)	462,456
45,777	Exar Corp.(a)	480,201
118,619	GT Advanced Technologies, Inc.(a)	374,836
27,014	Hittite Microwave Corp.(a)	1,658,119
61,451	Kopin Corp.(a)	212,620
74,804	Kulicke & Soffa Industries, Inc.(a)	846,781
46,847	Micrel, Inc.	487,677
90,026	Microsemi Corp.(a)	1,883,344
52,455	MKS Instruments, Inc.	1,458,249
31,470	Monolithic Power Systems, Inc.	733,251
21,228	Nanometrics, Inc.(a)	331,369
21,337	Pericom Semiconductor Corp.(a)	150,853
28,875	Power Integrations, Inc.	1,079,925

17,072	Rubicon Technology, Inc.(a)	$114,724
32,236	Rudolph Technologies, Inc.(a)	434,864
33,349	Sigma Designs, Inc.(a)	178,084
10,404	Supertex, Inc.	198,925
52,066	Tessera Technologies, Inc.	913,758
165,755	TriQuint Semiconductor, Inc.(a)	870,214
26,932	Ultratech, Inc.(a)	1,096,940
39,028	Veeco Instruments, Inc.(a)	1,227,431
24,970	Volterra Semiconductor Corp.(a)	410,507
		20,971,909
	Software - 15.7%
30,261	Avid Technology, Inc.(a)	223,931
45,014	Blackbaud, Inc.	1,121,749
37,258	Bottomline Technologies, Inc.(a)	1,083,463
42,157	CommVault Systems, Inc.(a)	3,234,707
33,604	CSG Systems International, Inc.(a)	632,763
26,277	Digi International, Inc.(a)	257,515
35,414	Digital River, Inc.(a)	514,211
31,955	Ebix, Inc.	522,145
31,844	EPIQ Systems, Inc.	392,955
14,835	Interactive Intelligence Group, Inc.(a)	596,664
8,839	MicroStrategy, Inc., Class A(a)	886,286
36,891	Monotype Imaging Holdings, Inc.	666,989
63,697	Progress Software Corp.(a)	1,494,969
27,034	Synchronoss Technologies, Inc.(a)	643,679
26,425	SYNNEX Corp.(a)	949,979
90,454	Take-Two Interactive Software, Inc.(a)	1,100,825
26,194	Tyler Technologies, Inc.(a)	1,415,786
		15,738,616
	Telecommunications - 10.3%
26,677	Anixter International, Inc.	1,794,829
112,998	Arris Group, Inc.(a)	1,866,727
16,481	Black Box Corp.	386,150
17,337	Comtech Telecommunications Corp.	459,430
115,399	Harmonic, Inc.(a)	603,537
52,651	Ixia(a)	999,842
22,250	LogMeIn, Inc.(a)	505,075
38,147	NETGEAR, Inc.(a)	1,339,341
19,066	Oplink Communications, Inc.(a)	321,262
19,438	Procera Networks, Inc.(a)	327,142
40,749	Symmetricom, Inc.(a)	219,637
39,921	ViaSat, Inc.(a)	1,533,366
		10,356,338
	Total Common Stocks (Cost $98,774,110)	100,267,693

	Money Market Fund - 0.0%
4,173	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,173)	4,173

	Total Investments (Cost $98,778,283)(b)-100.0%	100,271,866
	Liabilities in excess of other assets-(0.0)%	(18,849)
	Net Assets-100.0%	$100,253,017

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $99,372,902. The net unrealized appreciation was $898,964 which consisted of aggregate gross unrealized appreciation of $12,138,882 and aggregate gross unrealized depreciation of $11,239,918.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 13.4%
8,782	Eagle Materials, Inc.	$568,810
13,440	Headwaters, Inc.(a)	125,798
3,919	Texas Industries, Inc.(a)	222,756
		917,364
	Chemicals - 33.1%
5,535	A. Schulman, Inc.	177,950
4,506	American Vanguard Corp.	152,753
5,549	Balchem Corp.	207,533
9,424	H.B. Fuller Co.	368,290
1,732	Hawkins, Inc.	67,583
4,103	Innophos Holdings, Inc.	207,489
6,097	Kraton Performance Polymers, Inc.(a)	160,046
6,117	OM Group, Inc.(a)	168,951
16,827	PolyOne Corp.	367,502
2,471	Quaker Chemical Corp.	141,267
3,141	Stepan Co.	184,251
4,230	Zep, Inc.	61,758
		2,265,373
	Coal - 3.2%
13,217	SunCoke Energy, Inc.(a)	219,138

	Environmental Control - 2.5%
10,776	Calgon Carbon Corp.(a)	172,847

	Forest Products & Paper - 19.0%
7,308	Buckeye Technologies, Inc.	210,105
4,383	Clearwater Paper Corp.(a)	198,594
2,057	Deltic Timber Corp.	149,256
7,251	KapStone Paper and Packaging Corp.	174,024
2,996	Neenah Paper, Inc.	92,696
8,096	P.H. Glatfelter Co.	150,424
5,863	Schweitzer-Mauduit International, Inc.	238,859
8,759	Wausau Paper Corp.	84,699
		1,298,657
	Iron/Steel - 1.5%
25,679	AK Steel Holding Corp.	102,716

	Metal Fabricate/Hardware - 5.4%
3,142	A.M. Castle & Co.(a)	52,943
2,322	Haynes International, Inc.	118,701
1,733	Olympic Steel, Inc.	36,410
5,729	RTI International Metals, Inc.(a)	162,703
		370,757
	Mining - 14.7%
4,770	AMCOL International Corp.	140,858
9,695	Century Aluminum Co.(a)	83,474
12,051	Globe Specialty Metals, Inc.	182,693
3,174	Kaiser Aluminum Corp.	197,296
3,860	Materion Corp.	103,834
22,067	Stillwater Mining Co.(a)	297,022
		1,005,177
	Miscellaneous Manufacturing - 7.2%
3,888	Koppers Holdings, Inc.	157,697
3,554	LSB Industries, Inc.(a)	147,136
5,867	Myers Industries, Inc.	86,714
4,551	Tredegar Corp.	103,808
		495,355
	Total Common Stocks (Cost $6,182,813)	6,847,384

	Money Market Fund - 0.0%
167	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $167)	167

	Total Investments (Cost $6,182,980)(b)-100.0%	6,847,551
	Other assets less liabilities-0.0%	442
	Net Assets-100.0%	$6,847,993

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $6,218,338. The net unrealized appreciation was $629,213 which consisted of aggregate gross unrealized appreciation of $838,275 and aggregate gross unrealized depreciation of $209,062.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric - 39.0%
31,604	ALLETE, Inc.	$1,458,209
53,294	Avista Corp.	1,378,183
19,525	CH Energy Group, Inc.	1,269,125
40,450	El Paso Electric Co.	1,362,760
36,812	NorthWestern Corp.	1,361,676
62,663	UIL Holdings Corp.	2,331,690
51,306	UNS Energy Corp.	2,323,649
		11,485,292
	Gas - 39.1%
31,834	Laclede Group, Inc. (The)	1,270,813
51,684	New Jersey Resources Corp.	2,172,278
28,938	Northwest Natural Gas Co.	1,314,364
89,356	Piedmont Natural Gas Co., Inc.	2,837,946
25,202	South Jersey Industries, Inc.	1,367,965
57,203	Southwest Gas Corp.	2,547,822
		11,511,188
	Telecommunications - 17.3%
23,893	Atlantic Tele-Network, Inc.	1,034,089
76,267	Cbeyond, Inc.(a)	671,150
246,392	Cincinnati Bell, Inc.(a)	1,170,362
83,192	General Communication, Inc., Class A(a)	707,964
37,914	Lumos Networks Corp.	368,145
39,496	NTELOS Holdings Corp.	510,683
56,113	USA Mobility, Inc.	648,666
		5,111,059
	Water - 4.6%
27,096	American States Water Co.	1,369,703

	Total Common Stocks (Cost $25,765,550)	29,477,242

	Money Market Fund - 0.0%
9,316	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $9,316)	9,316

	Total Investments (Cost $25,774,866)(b)-100.0%	29,486,558
	Liabilities in excess of other assets-(0.0)%	(10,749)
	Net Assets-100.0%	$29,475,809

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $25,860,463. The net unrealized appreciation was $3,626,095 which consisted of aggregate gross unrealized appreciation of $4,540,315 and aggregate gross unrealized depreciation of $914,220.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 4.0%
45,963	Commerce Bancshares, Inc.	$1,725,911
32,149	Cullen/Frost Bankers, Inc.	1,893,254
		3,619,165
	Commercial Banks-Eastern U.S. - 4.6%
40,480	M&T Bank Corp.	4,156,891

	Commercial Banks-Southern U.S. - 7.9%
113,937	BB&T Corp.	3,450,012
466,931	Regions Financial Corp.	3,632,723
		7,082,735
	Commercial Banks-Western U.S. - 3.9%
148,099	Zions Bancorp.	3,453,669

	Diversified Banking Institutions - 27.2%
775,431	Bank of America Corp.	8,777,879
189,827	Citigroup, Inc.	8,003,106
162,955	JPMorgan Chase & Co.	7,667,033
		24,448,018
	Fiduciary Banks - 8.2%
109,287	Bank of New York Mellon Corp. (The)	2,968,235
32,149	Northern Trust Corp.	1,654,709
48,741	State Street Corp.	2,712,437
		7,335,381
	Savings & Loan/Thrifts-Eastern U.S. - 5.3%
119,909	First Niagara Financial Group, Inc.	940,086
184,828	New York Community Bancorp, Inc.(a)	2,467,454
111,577	People’s United Financial, Inc.	1,373,513
		4,781,053
	Super-Regional Banks-U.S. - 38.8%
60,615	Capital One Financial Corp.	3,413,837
105,118	Comerica, Inc.	3,611,854
221,626	Fifth Third Bancorp	3,610,288
483,593	Huntington Bancshares, Inc.	3,365,807
351,948	KeyCorp	3,308,311
55,128	PNC Financial Services Group, Inc.	3,406,910
144,975	SunTrust Banks, Inc.	4,112,941
102,205	U.S. Bancorp	3,382,986
190,800	Wells Fargo & Co.	6,645,564
		34,858,498
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $88,710,759)-99.9%	89,735,410

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.0%
668	Invesco Liquid Assets Portfolio - Institutional Class (Cost $668)(b)(c)	668

	Total Investments (Cost $88,711,427)(d)-99.9%	89,736,078
	Other assets less liabilities-0.1%	77,314
	Net Assets-100.0%	$89,813,392

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013

(b) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

(d) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $88,743,053. The net unrealized appreciation was $993,025 which consisted of aggregate gross unrealized appreciation of $2,009,541 and aggregate gross unrealized depreciation of $1,016,516.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Capital Markets Portfolio (KBWC)

January 31, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Banks - 27.4%
2,293	Goldman Sachs Group, Inc. (The)	$339,043
15,042	Morgan Stanley	343,709
6,192	State Street Corp.	344,585
		1,027,337
	Commercial Services - 4.6%
6,336	SEI Investments Co.	170,819

	Diversified Financial Services - 68.0%
9,980	Charles Schwab Corp. (The)	164,969
2,293	CME Group, Inc.	132,627
2,138	Franklin Resources, Inc.	292,649
1,118	Greenhill & Co., Inc.	65,850
4,531	Interactive Brokers Group, Inc., Class A	64,793
986	IntercontinentalExchange, Inc.(a)	136,808
5,616	Invesco Ltd.(b)	153,036
4,940	Investment Technology Group, Inc.(a)	49,993
13,768	Janus Capital Group, Inc.	128,042
7,588	Jefferies Group, Inc.	151,229
7,654	Knight Capital Group, Inc., Class A(a)	28,473
4,807	Lazard Ltd., Class A (Bermuda)	166,563
3,777	Legg Mason, Inc.	104,434
3,955	NASDAQ OMX Group, Inc. (The)	112,006
4,585	NYSE Euronext	158,503
1,285	Piper Jaffray Cos., Inc.(a)	49,768
3,423	Raymond James Financial, Inc.	152,769
3,013	Stifel Financial Corp.(a)	111,029
2,293	T. Rowe Price Group, Inc.	163,835
8,096	TD Ameritrade Holding Corp.	156,981
		2,544,357
	Total Common Stocks (Cost $3,443,249)	3,742,513

	Money Market Fund - 0.0%
724	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $724)	724

	Total Investments (Cost $3,443,973)(c)-100.0%	3,743,237
	Liabilities in excess of other assets-(0.0)%	(227)
	Net Assets-100.0%	$3,743,010

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the three months ended January 31, 2013.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	November 1, 2012*	Cost	Sales	Appreciation	Gain	January 31, 2013	Income
Invesco Ltd.	$66,102	$78,871	$(685)	$8,741	$7	$153,036	$469

* Commencement of investment operations.

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $3,444,828. The net unrealized appreciation was $298,409 which consisted of aggregate gross unrealized appreciation of $332,618 and aggregate gross unrealized depreciation of $34,209.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Banks - 13.7%
62,311	Bank of Hawaii Corp.	$2,996,536
80,507	City Holding Co.	3,042,359
278,808	F.N.B. Corp.	3,231,385
218,030	FirstMerit Corp.	3,320,597
61,114	Park National Corp.	3,999,911
140,000	Renasant Corp.	2,723,000
120,853	Trustmark Corp.	2,795,330
484,048	Valley National Bancorp	4,738,830
		26,847,948
	Diversified Financial Services - 12.7%
2,701,462	BGC Partners, Inc., Class A	10,778,834
155,908	Federated Investors, Inc., Class B	3,688,783
1,620,195	GFI Group, Inc.	5,508,663
143,984	NYSE Euronext	4,977,527
		24,953,807
	Insurance - 6.5%
68,686	Arthur J. Gallagher & Co.	2,537,948
296,437	Maiden Holdings Ltd. (Bermuda)	3,014,764
89,865	Mercury General Corp.	3,558,654
75,802	Safety Insurance Group, Inc.	3,639,254
		12,750,620
	Investment Companies - 10.2%
769,219	Apollo Investment Corp.	6,922,971
334,185	Ares Capital Corp.	5,985,253
641,395	PennantPark Investment Corp.	7,170,796
		20,079,020
	REITs - 47.0%
344,851	American Capital Agency Corp.	10,907,637
632,090	Annaly Capital Management, Inc.	9,399,178
1,181,840	Anworth Mortgage Asset Corp.	7,398,318
668,481	Capstead Mortgage Corp.	8,275,795
3,092,806	Chimera Investment Corp.	9,433,058
305,630	Hatteras Financial Corp.	8,276,460
241,643	Hospitality Properties Trust	6,094,237
387,513	Invesco Mortgage Capital, Inc. REIT(a)	8,409,032
804,896	MFA Financial, Inc.	7,236,015
249,607	PennyMac Mortgage Investment Trust	6,639,546
220,696	Starwood Property Trust, Inc.	5,658,646
107,642	Sun Communities, Inc.	4,623,224
		92,351,146
	Savings & Loans - 7.2%
196,119	Dime Community Bancshares, Inc.	2,708,404
392,352	New York Community Bancorp, Inc.	5,237,899
181,963	Oritani Financial Corp.	2,754,920
285,369	People’s United Financial, Inc.	3,512,892
		14,214,115
	Trucking & Leasing - 2.6%
124,180	Textainer Group Holdings Ltd.	5,147,261

	Total Common Stocks and Other Equity Interests (Cost $188,148,950)	196,343,917

	Money Market Fund - 0.7%
1,311,693	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,311,693)	1,311,693

	Total Investments (Cost $189,460,643)(b)-100.6%	197,655,610
	Liabilities in excess of other assets-(0.6)%	(1,190,949)
	Net Assets-100.0%	$196,464,661

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco, Ltd. and therefore, are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. REIT.

Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	(Loss)	January 31, 2013	Income
Invesco Mortgage Capital, Inc. REIT	$8,448,799	$1,184,741	$(1,252,992)	$37,583	$(9,099)	$8,409,032	$260,457

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $191,330,745. The net unrealized appreciation was $6,324,865 which consisted of aggregate gross unrealized appreciation of $12,802,812 and aggregate gross unrealized depreciation of $6,477,947.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Insurance Portfolio (KBWI)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Financial Guarantee Insurance - 3.4%
6,242	MBIA, Inc.(a)(b)	$53,744
9,611	MGIC Investment Corp.(a)(b)	26,718
		80,462
	Insurance Brokers - 7.7%
1,623	Aon PLC (United Kingdom)	93,712
2,449	Marsh & McLennan Cos., Inc.	86,891
		180,603
	Investment Management/Advisor Services - 4.9%
1,736	Ameriprise Financial, Inc.	115,131

	Life/Health Insurance - 24.7%
2,961	Aflac, Inc.	157,111
3,256	Lincoln National Corp.	94,359
3,133	Principal Financial Group, Inc.	97,154
2,499	Prudential Financial, Inc.	144,642
3,517	Unum Group	81,981
		575,247
	Multi-line Insurance - 30.2%
2,533	Allstate Corp. (The)	111,199
1,476	Assurant, Inc.	56,442
2,125	Cincinnati Financial Corp.	90,185
7,688	Genworth Financial, Inc., Class A(b)	70,499
3,517	Hartford Financial Services Group, Inc. (The)	87,222
4,756	MetLife, Inc.	177,589
3,999	XL Group PLC (Ireland)	110,852
		703,988
	Property/Casualty Insurance - 23.1%
453	Arch Capital Group Ltd.(b)	21,028
2,194	Chubb Corp. (The)	176,200
2,818	Fidelity National Financial, Inc., Class A	70,732
3,699	Progressive Corp. (The)	83,191
2,400	Travelers Cos., Inc. (The)	188,304
		539,455
	Reinsurance - 5.9%
2,090	Axis Capital Holdings Ltd. (Bermuda)	79,984
492	Everest Re Group Ltd.	56,979
		136,963
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,159,540)-99.9%	2,331,849

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%

54,630	Invesco Liquid Assets Portfolio - Institutional Class (Cost $54,630)(c)(d)	54,630

	Total Investments (Cost $2,214,170)(e)-102.3%	2,386,479
	Liabilities in excess of other assets-(2.3)%	(52,685)
	Net Assets-100.0%	$2,333,794

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $2,215,098. The net unrealized appreciation was $171,381 which consisted of aggregate gross unrealized appreciation of $246,401 and aggregate gross unrealized depreciation of $75,020.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Argentina - 1.2%
211	Banco Macro SA ADR(a)	$3,513
656	BBVA Banco Frances SA ADR(a)	3,109
602	Grupo Financiero Galicia SA ADR	3,997
409	IRSA Inversiones y Representaciones SA ADR	3,620
		14,239
	Australia - 5.7%
470	Westpac Banking Corp. ADR	69,015

	Bermuda - 1.9%
219	Alterra Capital Holdings Ltd.	6,673
244	Aspen Insurance Holdings Ltd.	8,323
311	Montpelier Re Holdings Ltd.	7,582
		22,578
	Brazil - 7.5%
1,451	Banco Bradesco SA ADR	26,669
3,017	Banco Santander Brasil SA ADR	22,386
1,031	Gafisa SA ADR(a)	5,073
2,120	Itau Unibanco Holding SA ADR	36,528
		90,656
	Canada - 16.6%
452	Bank of Montreal	28,576
633	Bank of Nova Scotia	37,265
472	Brookfield Asset Management, Inc., Class A	17,431
251	Canadian Imperial Bank of Commerce	20,923
756	Manulife Financial Corp.	10,909
564	Royal Bank of Canada	35,154
445	Sun Life Financial, Inc.	12,967
457	Toronto-Dominion Bank (The)	38,178
		201,403
	Chile - 7.0%
210	Administradora de Fondos de Pensiones Provida S.A. ADR	23,079
233	Banco de Chile ADR	23,172
616	Banco Santander Chile ADR	18,603
937	Corpbanca ADR	20,183
		85,037
	China - 2.4%
581	China Life Insurance Co. Ltd. ADR	29,067

	Colombia - 3.5%
614	Bancolombia SA ADR	42,679

	Germany - 7.0%
3,499	Allianz SE ADR	50,001
675	Deutsche Bank AG	34,870
		84,871
	India - 6.0%
1,128	HDFC Bank Ltd. ADR	45,368
606	ICICI Bank Ltd. ADR	27,755
		73,123
	Ireland - 0.8%
451	Governor and Co. of the Bank of Ireland (The) ADR(a)	3,865
214	XL Group PLC	5,932
		9,797
	Japan - 9.7%
7,266	Mitsubishi UFJ Financial Group, Inc. ADR	41,126
1,300	Mizuho Financial Group, Inc. ADR	5,174
2,555	Nomura Holdings, Inc. ADR	14,563
248	ORIX Corp. ADR	13,637
5,366	Sumitomo Mitsui Financial Group, Inc. ADR	43,411
		117,911
	Mexico - 0.3%
274	Desarrolladora Homex SAB de CV ADR(a)	3,998

	Netherlands - 1.9%
1,389	AEGON NV	9,209
1,321	ING Groep NV ADR(a)	13,316
		22,525
	South Korea - 3.9%
426	KB Financial Group, Inc. ADR	15,046
501	Shinhan Financial Group Co. Ltd. ADR	18,783
376	Woori Finance Holdings Co. Ltd. ADR	13,299
		47,128
	Spain - 7.4%
5,172	Banco Bilbao Vizcaya Argentaria SA ADR	51,100
4,729	Banco Santander SA ADR	38,683
		89,783
	Switzerland - 5.3%
1,023	Credit Suisse Group AG ADR	30,219
1,948	UBS AG(a)	33,837
		64,056
	United Kingdom - 8.7%
1,117	Aviva PLC ADR	13,080
1,002	Barclays PLC ADR	19,198
467	HSBC Holdings PLC ADR	26,554
4,299	Lloyds Banking Group PLC ADR(a)	14,144
911	Prudential PLC ADR	27,758
361	Royal Bank of Scotland Group PLC ADR(a)	3,938
		104,672
	United States - 3.1%
331	ACE Ltd.	28,244
102	PartnerRe Ltd.	8,945
		37,189
	Total Investments (Cost $1,189,503)(b)-99.9%	1,209,727
	Other assets less liabilities-0.1%	1,224
	Net Assets-100.0%	$1,210,951

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $1,192,489. The net unrealized appreciation was $17,238 which consisted of aggregate gross unrealized appreciation of $128,775 and aggregate gross unrealized depreciation of $111,537.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 27.5%
243,621	CapLease, Inc.	$1,410,566
32,784	EPR Properties	1,536,258
130,985	First Potomac Realty Trust	1,794,494
146,299	Lexington Realty Trust	1,609,289
35,915	Liberty Property Trust	1,406,790
79,435	One Liberty Properties, Inc.	1,753,925
77,346	STAG Industrial, Inc.	1,525,263
39,320	Washington Real Estate Investment Trust	1,119,834
119,303	Winthrop Realty Trust	1,425,671
		13,582,090
	Health Care - 21.9%
19,312	Health Care REIT, Inc.	1,213,566
48,233	Healthcare Realty Trust, Inc.	1,228,977
136,021	Medical Properties Trust, Inc.	1,829,482
76,142	OMEGA Healthcare Investors, Inc.	1,946,189
64,654	Sabra Health Care REIT, Inc.	1,622,169
68,164	Senior Housing Properties Trust	1,642,071
24,074	Universal Health Realty Income Trust	1,327,200
		10,809,654
	Hotels - 9.7%
88,022	Chatham Lodging Trust	1,386,346
84,535	Hospitality Properties Trust	2,131,973
138,984	Summit Hotel Properties, Inc.	1,277,263
		4,795,582
	Manufactured Homes - 3.3%
37,657	Sun Communities, Inc.	1,617,368

	Office Property - 14.6%
96,694	Brandywine Realty Trust	1,230,915
41,079	Corporate Office Properties Trust	1,086,950
74,374	Government Properties Income Trust	1,848,194
37,066	Highwoods Properties, Inc.	1,334,376
62,347	Mack-Cali Realty Corp.	1,693,968
		7,194,403
	Regional Malls - 3.6%
41,241	CBL & Associates Properties, Inc.	886,269
49,821	Pennsylvania Real Estate Investment Trust	918,699
		1,804,968
	Shopping Centers - 13.8%
97,419	Excel Trust, Inc.	1,225,531
191,975	Inland Real Estate Corp.	1,743,133
204,160	Kite Realty Group Trust	1,235,168
86,623	Ramco-Gershenson Properties Trust	1,309,740
63,929	Urstadt Biddle Properties, Inc., Class A	1,293,923
		6,807,495
	Single Tenant - 5.6%
54,676	Agree Realty Corp.	1,550,611
38,120	National Retail Properties, Inc.	1,220,603
		2,771,214
	Total Real Estate Investment Trusts (Cost $45,086,298)	49,382,774

	Money Market Fund - 0.3%
161,076	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $161,076)	161,076

	Total Investments (Cost $45,247,374)(a)-100.3%	49,543,850
	Liabilities in excess of other assets-(0.3)%	(161,604)
	Net Assets-100.0%	$49,382,246

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $45,337,650. The net unrealized appreciation was $4,206,200 which consisted of aggregate gross unrealized appreciation of $4,296,476 and aggregate gross unrealized depreciation of $90,276.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 15.6%
6,026	Allstate Corp. (The)	$264,541
3,212	American Financial Group, Inc.	136,703
2,997	Kemper Corp.	99,830
		501,074
	Property/Casualty Insurance - 48.7%
3,270	Arch Capital Group Ltd.(a)	151,793
3,023	Chubb Corp. (The)	242,777
2,232	Hanover Insurance Group, Inc. (The)	92,762
3,060	HCC Insurance Holdings, Inc.	118,361
1,761	Mercury General Corp.	69,736
3,028	ProAssurance Corp.	136,381
10,479	Progressive Corp. (The)	235,673
398	RLI Corp.	27,466
3,752	Selective Insurance Group, Inc.	76,954
3,314	Travelers Cos., Inc. (The)	260,016
3,626	W.R. Berkley Corp.	149,282
		1,561,201
	Reinsurance - 35.7%
1,492	Allied World Assurance Co. Holdings AG (Switzerland)	126,566
2,169	Alterra Capital Holdings Ltd. (Bermuda)	66,089
3,452	Aspen Insurance Holdings Ltd. (Bermuda)	117,748
3,458	Axis Capital Holdings Ltd. (Bermuda)	132,338
2,913	Endurance Specialty Holdings Ltd. (Bermuda)	125,026
4,087	Montpelier Re Holdings Ltd. (Bermuda)	99,641
1,596	PartnerRe Ltd.	139,953
2,138	Platinum Underwriters Holdings Ltd. (Bermuda)	104,185
1,509	RenaissanceRe Holdings Ltd. (Bermuda)	129,231
2,797	Validus Holdings Ltd.	101,839
		1,142,616
	Total Investments (Cost $2,785,950)(b)-100.0%	3,204,891
	Other assets less liabilities-0.0%	410
	Net Assets-100.0%	$3,205,301

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $2,787,463. The net unrealized appreciation was $417,428 which consisted of aggregate gross unrealized appreciation of $437,153 and aggregate gross unrealized depreciation of $19,725.

The Fund has holdings greater than 10% of net assets in the following country:

Bermuda	24.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 30.1%
25,603	Associated Banc-Corp.	$365,355
4,297	BOK Financial Corp.	240,847
19,745	First Financial Bancorp	301,901
8,044	First Financial Bankshares, Inc.(a)	330,287
28,966	First Midwest Bancorp, Inc.	366,999
18,402	FirstMerit Corp.	280,263
16,521	MB Financial, Inc.	369,575
31,787	Old National Bancorp	424,674
3,761	Park National Corp.(a)	246,157
14,506	PrivateBancorp, Inc.	249,068
6,714	Prosperity Bancshares, Inc.	302,869
17,548	TCF Financial Corp.	239,706
11,806	Texas Capital Bancshares, Inc.(b)	488,768
4,834	UMB Financial Corp.	214,001
10,745	Wintrust Financial Corp.	398,317
		4,818,787
	Commercial Banks-Eastern U.S. - 21.5%
10,326	Community Bank System, Inc.	293,259
32,773	F.N.B. Corp.	379,839
36,804	First Commonwealth Financial Corp.	260,204
26,142	Fulton Financial Corp.	284,687
35,460	National Penn Bancshares, Inc.	345,735
11,016	S&T Bancorp, Inc.	203,135
5,486	Signature Bank(b)	405,580
52,653	Susquehanna Bancshares, Inc.	601,297
27,742	Valley National Bancorp(a)	271,594
17,837	Webster Financial Corp.	396,873
		3,442,203
	Commercial Banks-Southern U.S. - 16.3%
25,889	BancorpSouth, Inc.	375,390
7,516	City Holding Co.(a)	284,030
19,475	First Horizon National Corp.	198,840
8,730	Hancock Holding Co.	263,821
3,751	IBERIABANK Corp.	193,139
20,550	Pinnacle Financial Partners, Inc.(b)	441,208
126,285	Synovus Financial Corp.	325,815
10,344	Trustmark Corp.	239,257
11,665	United Bankshares, Inc.(a)	297,341
		2,618,841
	Commercial Banks-Western U.S. - 24.2%
6,178	Bank of Hawaii Corp.	297,100
18,402	Cathay General Bancorp	357,183
5,496	City National Corp.	291,068
15,178	Columbia Banking System, Inc.	306,596
26,996	CVB Financial Corp.	296,956
11,954	East West Bancorp, Inc.	280,321
12,355	First Republic Bank	440,950
16,657	Glacier Bancorp, Inc.	259,516
15,155	PacWest Bancorp	416,459
6,714	SVB Financial Group(b)	445,608
26,325	Umpqua Holdings Corp.	332,748
3,625	Westamerica Bancorp.(a)	161,023
		3,885,528
	Fiduciary Banks - 1.8%
31,966	Boston Private Financial Holdings, Inc.	295,685

	Savings & Loan/Thrifts-Eastern U.S. - 4.0%
34,328	Brookline Bancorp, Inc.	302,430
22,699	Provident Financial Services, Inc.	336,626
		639,056
	Savings & Loan/Thrifts-Western U.S. - 2.1%
19,039	Washington Federal, Inc.	334,896

	Total Common Stocks (Cost $16,120,428)	16,034,996

	Money Market Fund - 0.0%
3,228	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,228)	3,228

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,123,656)-100.0%	16,038,224

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.2%
996,595	Invesco Liquid Assets Portfolio - Institutional Class (Cost $996,595)(c)(d)	996,595

	Total Investments (Cost $17,120,251)(e)-106.2%	17,034,819
	Liabilities in excess of other assets-(6.2)%	(1,000,171)
	Net Assets-100.0%	$16,034,648

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2013.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $17,129,292. The net unrealized depreciation was $94,473 which consisted of aggregate gross unrealized appreciation of $435,321 and aggregate gross unrealized depreciation of $529,794.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—87.3%(a)(b)
	Advertising— 1.7%
$20,500,000	Getty Images, Inc., Term Loan	4.750%	10/18/19	$20,766,500
11,643,546	Visant Corp., Term Loan B	5.250	12/22/16	11,214,248
				31,980,748
	Aerospace/Defense— 2.1%
	Hawker Beechcraft Acquisition Co. LLC(c)(d)
241,793	Synthetic Letter of Credit	—	03/26/14	131,224
10,915,637	Term Loan	—	03/26/14	5,924,025
17,500,000	Silver II US Holdings, LLC, Term Loan (Luxembourg)	5.000	12/13/19	17,692,500
17,100,362	TransDigm, Inc., Term Loan B1	4.000	02/14/17	17,301,291
				41,049,040
	Airlines— 1.4%
13,926,419	Delta Air Lines, Inc., Term Loan	5.500	04/20/17	14,104,817
12,196,538	United Air Lines, Inc., Term Loan B	2.250	02/03/14	12,263,619
				26,368,436
	Auto Manufacturers— 1.8%
33,035,991	Chrysler Group LLC, Term Loan B	6.000	05/24/17	33,758,818

	Auto Parts & Equipment— 2.4%
12,600,915	Allison Transmission, Inc., Term Loan B3	4.250	08/23/19	12,791,882
	Federal-Mogul Corp.
13,743,777	Term Loan B	2.150	12/29/14	13,077,616
6,408,799	Term Loan C	2.139	12/28/15	6,098,164
14,000,000	Goodyear Tire & Rubber Co., Term Loan	4.750	04/30/19	14,202,160
				46,169,822
	Chemicals— 2.6%
10,945,852	Ineos Holdings Ltd., Term Loan	6.500	05/04/18	11,213,368
12,509,000	PQ Corp., Term Loan	5.250	05/08/17	12,667,364
26,373,740	Univar, Inc., Term Loan B	5.000	06/30/17	26,614,005
				50,494,737
	Coal— 1.0%
18,941,224	Arch Coal, Inc., Term Loan	5.750	05/16/18	19,488,720

	Commercial Services— 3.7%
15,142,500	Ceridian Corp., Extended Term Loan	5.956	05/09/17	15,339,352
11,241,000	Emergency Medical Services Corp., Term Loan	5.250	05/25/18	11,305,636
14,370,307	Hertz Corp. (The), Term Loan B	3.750	03/12/18	14,517,028
13,986,190	Interactive Data Corp., Term Loan B	4.500	02/11/18	14,086,052
15,868,310	KAR Auction Services, Inc., Term Loan B	5.000	05/19/17	16,133,549
				71,381,617
	Computers— 1.7%
14,000,000	Kronos, Inc., Term Loan	5.500	10/30/19	14,157,500
	SunGard Data Systems, Inc.
15,856,380	Term Loan B	3.860	02/28/16	16,019,860
1,927,985	Term Loan C	3.958	02/28/17	1,950,465
				32,127,825
	Diversified Financial Services— 2.6%
10,000,000	Nuveen Investments, Inc., Extended Term Loan	5.764	05/13/17	10,125,000
2,500,000	Pinafore, LLC, Term Loan B2	3.750	09/29/16	2,527,500
37,750,000	Springleaf Financial Corp., Term Loan	5.500	05/10/17	37,943,469
				50,595,969

	Electric— 3.9%
$11,213,291	Calpine Corp., Term Loan	4.500%	04/02/18	$11,363,717
14,870,111	NRG Energy, Inc., Term Loan	4.000	07/01/18	15,055,987
	Texas Competitive Electric Holdings Co. LLC
28,553,410	Extended Term Loan	4.740	10/10/17	18,905,926
39,447,680	Term Loan	3.742	10/10/14	29,700,948
				75,026,578
	Entertainment— 0.6%
11,432,576	Cedar Fair LP, Term Loan	4.000	12/15/17	11,601,664

	Environmental Control— 1.7%
18,500,000	ADS Waste Holdings, Inc., Term Loan	5.250	10/09/19	18,715,895
13,679,608	Trevita Corp., Term Loan (Canada)	3.208	11/14/14	13,695,681
				32,411,576
	Food— 3.9%
	ARAMARK Corp.
781,962	Extended Letter of Credit 2	3.454	07/26/16	791,494
47,007	Extended Letter of Credit 3	3.454	07/26/16	47,581
11,890,260	Extended Term Loan B	3.452	07/26/16	12,035,202
17,583,522	Term Loan C	3.520	07/26/16	17,797,865
26,650,439	Del Monte Foods Co., Term Loan	4.500	03/08/18	26,800,481
	U.S. Foods, Inc.
15,533,949	Extended Term Loan	5.750	03/31/17	15,747,541
1,994,924	Term Loan	5.750	03/31/17	2,021,855
				75,242,019
	Healthcare-Products— 4.8%
20,153,083	Bausch and Lomb, Inc., Term Loan	5.250	05/17/19	20,400,261
16,412,058	Biomet, Inc., Term Loan B1	4.000	07/25/17	16,616,224
20,058,401	Carestream Health, Inc., Term Loan	5.000	02/25/17	20,167,618
17,932,481	Hologic, Inc., Term Loan B	4.500	08/01/19	18,190,261
17,069,279	Kinetic Concepts, Inc., Term Loan C1	5.500	05/04/18	17,417,833
				92,792,197
	Healthcare-Services— 6.0%
17,690,704	CHS/Community Health Systems, Inc., Extended Term Loan	3.810	01/25/17	17,868,761
	DaVita, Inc.
18,301,141	Term Loan B	4.500	10/20/16	18,560,377
19,110,058	Term Loan B2	4.000	11/01/19	19,352,947
15,279,812	Drumm Invstors LLC, Term Loan	5.000	05/04/18	14,719,502
	HCA, Inc.
15,300,000	Term Loan B2	3.561	03/31/17	15,421,558
12,400,000	Term Loan B3	3.452	05/01/18	12,501,680
15,677,919	Health Management Associates, Inc., Term Loan B	4.500	11/16/18	15,851,082
				114,275,907
	Household Products/Wares— 0.4%
8,202,725	Reynolds Group Holdings Ltd., Term Loan	4.750	09/28/18	8,335,445

	Insurance— 1.9%
34,915,040	Asurion Corp., Term Loan	5.500	05/24/18	35,358,112

	Internet— 0.9%
16,415,784	Zayo Group LLC, Term Loan	5.250	07/02/19	16,672,280

	Investment Companies— 1.1%
20,799,751	RPI Finance Trust, Term Loan	3.500	05/09/18	21,016,277

	Leisure Time— 0.3%
6,037,670	Sabre, Inc., Extended Term Loan	5.952	09/30/17	6,115,978

	Lodging— 2.4%
	Caesars Entertainment Operating Co., Inc.
$1,500,000	Term Loan B5	4.454%	01/28/18	$1,369,553
11,055,734	Term Loan B6	5.454	01/28/18	10,285,592
	Las Vegas Sands LLC
2,232,196	Extended Delay Draw Term Loan	2.760	11/23/16	2,247,542
11,527,284	Extended Term Loan B	2.760	11/23/16	11,606,534
20,000,000	MGM Resorts International, Term Loan B	4.250	12/20/19	20,324,800
				45,834,021
	Media— 10.6%
	Cengage Learning Acquisitions, Inc.
10,701,432	Extended Term Loan B	5.710	07/05/17	7,852,176
15,527,971	Term Loan	2.710	07/03/14	12,079,519
24,152,981	Cequel Communications LLC, Term Loan	4.000	02/14/19	24,412,384
15,713,302	Charter Communications Operating, LLC, Term Loan C	3.460	09/06/16	15,886,777
24,458,020	Clear Channel Communications, Inc., Term Loan B	3.852	01/29/16	21,228,461
	CSC Holdings, Inc.
1,431,492	Extended Term Loan B2	3.452	03/29/16	1,443,459
17,611,364	Extended Term Loan B3	3.200	03/29/16	17,742,040
14,973,750	Cumulus Media Holdings, Inc., Term Loan	4.500	09/17/18	15,200,228
12,683,981	MTL Publishing LLC, Term Loan B	5.500	06/29/18	12,884,198
14,491,709	Nielsen Finance LLC, Term Loan C	3.458	05/02/16	14,625,540
15,187,232	SuperMedia, Inc., Term Loan	10.250	12/31/15	11,426,038
16,081,760	TWCC Holding Corp., Term Loan	4.250	02/13/17	16,286,722
12,145,726	Univision Communications, Inc., Extended Term Loan	4.452	03/31/17	12,191,272
19,931,209	WideOpenWest Finance LLC, Term Loan	6.250	07/17/18	20,196,593
				203,455,407
	Mining— 2.8%
35,431,250	Fortescue Metals Group Ltd., Term Loan (Australia)	5.250	10/18/17	35,955,455
	Novelis, Inc. (Canada)
16,173,547	Term Loan	4.000	03/10/17	16,375,716
494,987	Term Loan B2	4.000	03/10/17	502,536
				52,833,707

	Oil & Gas Services— 0.6%
12,222,871	Frac Tech International LLC, Term Loan	8.500	05/06/16	10,743,903

	Packaging & Containers— 0.3%
4,973,058	Berry Plastics Group, Inc., Term Loan C	2.202	04/03/15	4,981,810

	Pharmaceuticals— 3.5%
17,447,358	Grifols, Inc., Term Loan B	4.250	06/01/17	17,596,795
15,715,057	NBTY, Inc., Term Loan B1	4.250	10/02/17	15,813,275
20,000,000	Quintiles Transnational Corp., Term Loan B2	4.500	06/08/18	20,325,000
14,000,000	Valeant Pharmaceuticals International, Inc., Series D, Term Loan B (Canada)	4.250	02/13/19	14,210,000
				67,945,070
	Pipelines— 1.2%
22,500,000	Energy Transfer Equity LP, Term Loan	3.750	03/24/17	22,749,975

	Real Estate— 1.9%
16,022,815	Capital Automotive LP, Term Loan B	5.250	03/11/17	16,163,015
	Realogy Corp.
1,277,284	Extended Synthetics Letter of Credit	4.450	10/10/16	1,289,737
19,540,004	Extended Term Loan	4.456	10/10/16	19,730,519
				37,183,271
	REITs— 0.5%
9,406,341	iStar Financial, Inc., Term Loan	5.750	10/15/17	9,559,194

	Retail— 4.8%
14,962,500	BJ’s Wholesale Club, Inc., Term Loan	5.750	09/26/19	15,224,344
12,421,855	J. Crew Group, Inc., Term Loan	4.500	03/07/18	12,530,546

$25,684,073	Neiman Marcus Group, Inc. (The), Term Loan	4.750%	05/16/18	$25,809,411
11,014,679	Petco Animal Supplies, Inc., Term Loan	4.500	11/24/17	11,069,752
13,750,000	Serta Simmons Holdings, LLC, Term Loan	5.000	10/01/19	13,949,513
12,500,000	Wendy’s International, Inc., Term Loan	4.750	05/15/19	12,678,125
				91,261,691
	Semiconductors— 1.3%
24,385,562	Freescale Semiconductor, Inc., Term Loan B1	4.460	12/01/16	24,461,767

	Software— 5.6%
14,000,000	Emdeon, Inc., Term Loan B1	5.000	11/02/18	14,220,010
15,281,849	Fidelity National Information Services, Inc., Term Loan A3	1.960	03/30/17	15,322,498
	First Data Corp.
9,703,323	Extended Term Loan	5.205	03/24/17	9,727,581
12,250,000	Extended Term Loan	4.205	03/23/18	12,157,268
19,401,616	IMS Health, Inc., Term Loan B	4.500	08/26/17	19,484,073
28,338,137	Infor, Inc., Term Loan B2	5.250	04/05/18	28,785,454
7,500,000	RP Crown Parent, LLC, Term Loan	6.750	12/21/18	7,625,025
				107,321,909
	Telecommunications— 5.3%
15,930,193	Avaya, Inc., Term Loan B3	4.812	10/26/17	14,966,496
16,471,287	Crown Castle Operating Co., Term Loan B	4.000	01/31/19	16,625,705
33,858,683	Intelsat Jackson Holdings S.A., Term Loan B1	4.500	04/02/18	34,370,795
	MetroPCS Wireless, Inc.
494,723	Term Loan B2	4.071	11/03/16	498,639
17,667,894	Term Loan B3	4.000	03/17/18	17,809,237
17,489,712	Telesat Canada, Term B Loan (Canada)	4.250	03/28/19	17,708,334
				101,979,206
	Total Senior Floating Rate Loans (Cost $1,665,488,129)			1,672,574,696

	Corporate Bonds—11.5%
	Chemicals— 0.6%
11,000,000	Ineos Finance PLC (United Kingdom)(e)	7.500	05/01/20	11,907,500

	Electric— 1.2%
2,034,000	Calpine Corp.(e)	7.250	10/15/17	2,166,210
674,000	Calpine Corp.(e)	7.875	01/15/23	748,140
25,000,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(e)	11.500	10/01/20	19,875,000
				22,789,350
	Healthcare-Services— 2.1%
19,000,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	20,045,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,238,765
18,500,000	HCA, Inc.	4.750	05/01/23	18,661,875
				39,945,640
	Household Products/Wares— 0.9%
1,500,000	Reynolds Group Holdings Ltd.	7.125	04/15/19	1,608,750
3,000,000	Reynolds Group Holdings Ltd.	7.875	08/15/19	3,315,000
11,500,000	Reynolds Group Holdings Ltd.	5.750	10/15/20	11,787,500
				16,711,250
	Leisure Time— 0.2%
4,000,000	Sabre, Inc.(e)	8.500	05/15/19	4,315,000

	Lodging— 1.5%
27,665,000	Caesars Operating Escrow LLC/Caesars Escrow Corp.(e)	9.000	02/15/20	28,287,462

	Media— 2.3%
4,000,000	Cengage Learning Acquisitions, Inc.(e)	11.500	04/15/20	3,200,000
16,679,000	Clear Channel Communications, Inc.(e)	9.000	12/15/19	15,886,748
11,250,000	Univision Communications, Inc.(e)	6.875	05/15/19	11,868,750
12,500,000	Univision Communications, Inc.(e)	6.750	09/15/22	13,125,000
				44,080,498

	Packaging & Containers— 0.3%
$6,411,000	Berry Plastics Corp.(f)	5.054%	02/15/15	$6,435,041

	Software— 2.0%
2,300,000	First Data Corp.(e)	7.375	06/15/19	2,432,250
35,500,000	First Data Corp.(e)	6.750	11/01/20	36,653,750
				39,086,000
	Telecommunications— 0.4%
7,000,000	Avaya, Inc.(e)	7.000	04/01/19	6,720,000

	Total Corporate Bonds (Cost $217,025,466)			220,277,741

Number of Shares
	Common Stocks— 0.1%
	Media— 0.1%
46,184	Tribune Co.(g) (Cost $2,094,906)			2,401,568

	Money Market Fund—14.7%
282,995,124	Bank of New York (The) Cash Reserve (Cost $282,995,124)			282,995,124

	Total Investments (Cost $2,167,603,625)(h)— 113.6%			2,178,249,129
	Liabilities in excess of other assets—(13.6)%			(261,501,333)
	Net Assets—100.0%			$1,916,747,796

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank..

(b) Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(c) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2013 was $6,055,249, which represented 0.32% of the Fund’s net assets.

(d) The borrower has filed for protection in federal bankruptcy court.

(e) Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $157,185,810, which represented 8.20% of the Fund’s Net Assets.

(f) Interest and dividend rate is redetermined periodically.  Rate shown is the rate in effect on January 31, 2013

(g) Non-income producing security.

(h) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $10,645,504 which consisted of aggregate gross unrealized appreciation of $19,762,257 and aggregate gross unrealized depreciation of $9,116,753.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 9.1%
30,480	BorgWarner, Inc.(a)	$2,261,007
26,511	Fossil, Inc.(a)	2,799,031
195,132	Goodyear Tire & Rubber Co. (The)(a)	2,685,016
58,043	Harman International Industries, Inc.	2,599,166
79,015	Johnson Controls, Inc.	2,456,576
56,474	Lennar Corp., Class A	2,345,930
171,477	PulteGroup, Inc.(a)	3,556,433
42,525	Starwood Hotels & Resorts Worldwide, Inc.	2,611,460
17,745	Wynn Resorts Ltd.	2,222,029
		23,536,648
	Energy - 23.2%
29,536	Anadarko Petroleum Corp.	2,363,471
26,011	Apache Corp.	2,178,681
46,878	Baker Hughes, Inc.	2,096,384
46,671	Cameron International Corp.(a)	2,954,741
128,741	Chesapeake Energy Corp.	2,597,994
65,068	CONSOL Energy, Inc.	2,039,231
174,131	Denbury Resources, Inc.(a)	3,244,061
19,463	EOG Resources, Inc.	2,432,486
61,790	Halliburton Co.	2,513,617
52,144	Helmerich & Payne, Inc.	3,354,945
39,682	Hess Corp.	2,665,043
67,402	Marathon Oil Corp.	2,265,381
32,421	Murphy Oil Corp.	1,929,698
213,683	Nabors Industries Ltd. (Bermuda)(a)	3,562,096
29,770	National Oilwell Varco, Inc.	2,207,148
90,890	Newfield Exploration Co.(a)	2,681,255
54,580	Noble Corp. (Switzerland)	2,210,490
20,813	Noble Energy, Inc.	2,243,433
25,864	Occidental Petroleum Corp.	2,283,015
100,334	Peabody Energy Corp.	2,523,400
23,252	Pioneer Natural Resources Co.	2,733,040
78,778	QEP Resources, Inc.	2,312,134
64,427	Rowan Cos. PLC, Class A (United Kingdom)(a)	2,221,443
28,242	Schlumberger Ltd.	2,204,288
		59,817,475
	Financials - 30.5%
40,908	Aflac, Inc.	2,170,579
69,258	American International Group, Inc.(a)	2,620,030
37,229	Ameriprise Financial, Inc.	2,469,027
269,566	Bank of America Corp.	3,051,487
85,813	Bank of New York Mellon Corp. (The)	2,330,681
142,157	CBRE Group, Inc., Class A(a)	3,067,748
160,351	Charles Schwab Corp. (The)	2,650,602
78,181	Citigroup, Inc.	3,296,111
315,422	E*TRADE Financial Corp.(a)	3,346,627
237,814	First Horizon National Corp.	2,428,081
15,318	Franklin Resources, Inc.	2,096,728
546,243	Genworth Financial, Inc., Class A(a)	5,009,048
17,738	Goldman Sachs Group, Inc. (The)	2,622,741
112,348	Hartford Financial Services Group, Inc. (The)	2,786,230
141,020	Host Hotels & Resorts, Inc. REIT	2,367,726
318,457	Huntington Bancshares, Inc.	2,216,461
92,157	Invesco Ltd.(b)	2,511,278
50,843	JPMorgan Chase & Co.	2,392,163
82,396	Legg Mason, Inc.	2,278,249
114,579	Leucadia National Corp.	2,916,036
111,074	Lincoln National Corp.	3,218,925
69,650	MetLife, Inc.	2,600,731
176,119	Morgan Stanley	4,024,319
77,136	Principal Financial Group, Inc.	2,391,987
39,626	Prudential Financial, Inc.	2,293,553
376,060	Regions Financial Corp.	2,925,747
80,165	SunTrust Banks, Inc.	2,274,281
30,666	T. Rowe Price Group, Inc.	2,191,086
100,064	Zions Bancorp.	2,333,492
		78,881,754
	Health Care - 2.2%
58,692	Agilent Technologies, Inc.	2,628,228
75,289	Tenet Healthcare Corp.(a)	2,923,472
		5,551,700
	Industrials - 8.7%
22,049	Cummins, Inc.	2,531,887
14,033	Flowserve Corp.	2,199,953
39,834	Fluor Corp.	2,582,438
41,615	Ingersoll-Rand PLC (Ireland)	2,138,595
42,076	Joy Global, Inc.	2,657,941
179,367	Masco Corp.	3,298,559
24,333	Parker Hannifin Corp.	2,262,239
25,198	Rockwell Automation, Inc.	2,247,410
88,478	Textron, Inc.	2,544,627
		22,463,649
	Information Technology - 15.3%
1,369,205	Advanced Micro Devices, Inc.(a)	3,559,933
56,087	Akamai Technologies, Inc.(a)	2,283,302
74,434	Autodesk, Inc.(a)	2,893,994
61,992	Broadcom Corp., Class A	2,011,640
35,456	Citrix Systems, Inc.(a)	2,593,961
58,506	Computer Sciences Corp.	2,445,551
152,170	Electronic Arts, Inc.(a)	2,393,634
24,335	F5 Networks, Inc.(a)	2,552,255
106,244	First Solar, Inc.(a)	2,993,956
122,233	Jabil Circuit, Inc.	2,311,426
240,684	JDS Uniphase Corp.(a)	3,492,325
115,676	Juniper Networks, Inc.(a)	2,588,829
285,413	LSI Corp.(a)	2,009,307
393,725	Micron Technology, Inc.(a)	2,976,561
155,725	Teradyne, Inc.(a)	2,516,516
		39,623,190
	Materials - 9.2%
255,547	Alcoa, Inc.	2,259,036
105,611	Allegheny Technologies, Inc.	3,342,588
9,652	CF Industries Holdings, Inc.	2,211,949
68,266	Cliffs Natural Resources, Inc.	2,547,005
38,816	Eastman Chemical Co.	2,761,758
59,959	Freeport-McMoRan Copper & Gold, Inc.	2,113,555
42,053	LyondellBasell Industries NV, Class A (Netherlands)	2,667,001
111,963	Owens-Illinois, Inc.(a)	2,664,719

140,412	United States Steel Corp.	$3,138,208
		23,705,819
	Telecommunication Services - 1.8%
217,654	MetroPCS Communications, Inc.(a)	2,183,070
422,029	Sprint Nextel Corp.(a)	2,376,023
		4,559,093
	Total Common Stocks and Other Equity Interests (Cost $247,636,432)	258,139,328

	Money Market Fund - 0.0%
33,065	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $33,065)	33,065

	Total Investments (Cost $247,669,497)(c)-100.0%	258,172,393
	Other assets less liabilities-0.0%	55,095
	Net Assets-100.0%	$258,227,488

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the three months ended January 31, 2013.

				Change in	Realized
	Value	Purchases at	Proceeds from	Unrealized	Gain	Value	Dividend
	October 31, 2012	Cost	Sales	Appreciation	(Loss)	January 31, 2013	Income
Invesco Ltd.	$1,268,458	$1,498,121	$(381,453)	$139,307	$(13,155)	$2,511,278	$9,018

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $248,301,748. The net unrealized appreciation was $9,870,645 which consisted of aggregate gross unrealized appreciation of $13,381,756 and aggregate gross unrealized depreciation of $3,511,111.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Dividend Portfolio (SPHD)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 3.5%
45,207	H&R Block, Inc.	$1,029,363
20,289	Mattel, Inc.	763,475
		1,792,838
	Consumer Staples - 13.1%
36,911	Altria Group, Inc.	1,243,162
8	ConAgra Foods, Inc.	261
13,196	H.J. Heinz Co.	800,073
4	Kellogg Co.	234
9,229	Kimberly-Clark Corp.	826,088
32,155	Mondelez International, Inc., Class A	893,587
9,836	Philip Morris International, Inc.	867,142
4	Procter & Gamble Co. (The)	301
29,501	Reynolds American, Inc.	1,297,454
24,644	Sysco Corp.	782,940
		6,711,242
	Energy - 9.3%
6,405	Chevron Corp.	737,536
17,185	ConocoPhillips	996,730
15,867	Diamond Offshore Drilling, Inc.	1,191,453
23,220	Kinder Morgan, Inc.	869,821
35,302	Spectra Energy Corp.	980,690
		4,776,230
	Financials - 15.6%
22,186	Cincinnati Financial Corp.	941,574
18,770	CME Group, Inc.	1,085,657
21,694	HCP, Inc. REIT	1,006,384
17,506	Health Care REIT, Inc.	1,100,077
45,196	Kimco Realty Corp. REIT	938,721
96,070	People’s United Financial, Inc.	1,182,622
17,982	Plum Creek Timber Co., Inc. REIT	866,373
13,215	Ventas, Inc. REIT	876,022
		7,997,430
	Health Care - 11.5%
44,567	Abbott Laboratories	1,509,930
26,561	Bristol-Myers Squibb Co.	959,915
17,039	Eli Lilly & Co.	914,824
10,675	Johnson & Johnson	789,096
21,881	Merck & Co., Inc.	946,353
29,786	Pfizer, Inc.	812,562
		5,932,680
	Industrials - 6.7%
34,472	General Electric Co.	768,036
10,991	Lockheed Martin Corp.	954,788
14,007	Raytheon Co.	737,889
3	Republic Services, Inc.	96
27,006	Waste Management, Inc.	982,478
		3,443,287
	Information Technology - 5.7%
45,881	Intel Corp.	965,337
29,489	Microchip Technology, Inc.	986,407
29,748	Paychex, Inc.	970,677
		2,922,421
	Materials - 3.1%
17,924	E.I. du Pont de Nemours & Co.	850,494
3	MeadWestvaco Corp.	94
16,166	Nucor Corp.	743,798
		1,594,386
	Telecommunication Services - 7.5%
35,259	AT&T, Inc.	1,226,660
38,064	CenturyLink, Inc.	1,539,689
24,921	Verizon Communications, Inc.	1,086,805
5	Windstream Corp.	49
		3,853,203
	Utilities - 23.9%
1	AGL Resources, Inc.	42
37,132	Ameren Corp.	1,204,562
3	American Electric Power Co., Inc.	136
15,967	Duke Energy Corp.	1,097,571
18,593	Entergy Corp.	1,201,108
50,226	Exelon Corp.	1,579,105
30,079	FirstEnergy Corp.	1,217,899
21,740	Integrys Energy Group, Inc.	1,188,961
65,141	Pepco Holdings, Inc.	1,271,552
38,848	PPL Corp.	1,176,706
34,930	Public Service Enterprise Group, Inc.	1,089,117
69,944	TECO Energy, Inc.	1,242,905
		12,269,664
	Total Common Stocks and Other Equity Interests (Cost $50,624,230)	51,293,381

	Money Market Fund - 0.2%
108,011	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $108,011)	108,011

	Total Investments (Cost $50,732,241)(a)-100.1%	51,401,392
	Liabilities in excess of other assets-(0.1)%	(62,455)
	Net Assets-100.0%	$51,338,937

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $50,732,241. The net unrealized appreciation was $669,151 which consisted of aggregate gross unrealized appreciation of $806,409 and aggregate gross unrealized depreciation of $137,258.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.8%
67,983	AutoZone, Inc.(a)	$25,133,315
391,273	McDonald’s Corp.	37,284,404
487,271	Target Corp.	29,436,041
		91,853,760
	Consumer Staples - 26.9%
1,071,552	Altria Group, Inc.	36,089,871
403,102	Brown-Forman Corp., Class B	26,080,699
948,684	Campbell Soup Co.	34,826,190
591,767	Clorox Co. (The)	46,400,450
984,423	Coca-Cola Co. (The)	36,659,913
333,591	Colgate-Palmolive Co.	35,817,666
1,146,341	ConAgra Foods, Inc.	37,473,887
321,251	Costco Wholesale Corp.	32,876,827
639,887	Dr Pepper Snapple Group, Inc.	28,839,707
1,026,881	General Mills, Inc.	43,067,389
637,380	H.J. Heinz Co.	38,644,349
487,010	Hershey Co. (The)	38,692,945
1,111,228	Hormel Foods Corp.	38,459,601
320,816	J.M. Smucker Co. (The)	28,433,922
561,280	Kellogg Co.	32,834,880
490,643	Kimberly-Clark Corp.	43,917,455
1,060,726	Kroger Co. (The)	29,382,110
570,853	McCormick & Co., Inc.	35,592,685
1,230,615	Mondelez International, Inc., Class A	34,198,791
574,284	PepsiCo, Inc.	41,836,589
319,524	Philip Morris International, Inc.	28,169,236
512,098	Procter & Gamble Co. (The)	38,489,286
753,003	Reynolds American, Inc.	33,117,072
1,102,371	Sysco Corp.	35,022,327
418,921	Wal-Mart Stores, Inc.	29,303,524
		884,227,371
	Energy - 1.8%
320,559	Exxon Mobil Corp.	28,840,693
1,070,609	Spectra Energy Corp.	29,741,518
		58,582,211
	Financials - 10.6%
468,356	Aon PLC (United Kingdom)	27,042,876
351,791	Berkshire Hathaway, Inc., Class B(a)	34,099,102
381,003	Chubb Corp. (The)	30,598,351
655,985	Cincinnati Financial Corp.	27,840,003
446,768	Health Care REIT, Inc.	28,074,901
615,820	Loews Corp.	26,708,113
763,836	Marsh & McLennan Cos., Inc.	27,100,901
634,314	Plum Creek Timber Co., Inc. REIT	30,561,249
193,294	Public Storage REIT	29,753,745
175,013	Simon Property Group, Inc. REIT	28,033,582
520,366	Torchmark Corp.	28,989,590
388,297	Travelers Cos., Inc. (The)	30,465,783
		349,268,196
	Health Care - 11.6%
1,044,456	Abbott Laboratories	35,386,169
281,240	Allergan, Inc.	29,533,012
652,937	AmerisourceBergen Corp.	29,623,752
416,522	Becton, Dickinson and Co.	35,004,509
810,067	Bristol-Myers Squibb Co.	29,275,821
276,803	C.R. Bard, Inc.	28,253,282
533,647	Eli Lilly & Co.	28,651,508
789,431	Forest Laboratories, Inc.(a)	28,656,345
583,990	Johnson & Johnson	43,168,541
281,367	McKesson Corp.	29,608,250
656,651	Merck & Co., Inc.	28,400,156
1,280,975	Pfizer, Inc.	34,944,998
		380,506,343
	Industrials - 6.3%
303,830	3M Co.	30,550,107
351,024	L-3 Communications Holdings, Inc.	26,649,742
351,825	Lockheed Martin Corp.	30,563,038
418,321	Northrop Grumman Corp.	27,207,598
498,681	Raytheon Co.	26,270,515
405,943	United Parcel Service, Inc., Class B	32,187,220
873,059	Waste Management, Inc.	31,761,886
		205,190,106
	Information Technology - 3.6%
529,136	Automatic Data Processing, Inc.	31,372,473
355,792	Fiserv, Inc.(a)	28,573,656
141,115	International Business Machines Corp.	28,656,223
897,296	Paychex, Inc.	29,278,769
		117,881,121
	Materials - 2.5%
585,302	Ball Corp.	26,057,645
829,570	Bemis Co., Inc.	29,599,057
364,467	Ecolab, Inc.	26,387,411
		82,044,113
	Telecommunication Services - 2.9%
986,714	AT&T, Inc.	34,327,780
689,002	CenturyLink, Inc.	27,870,131
766,235	Verizon Communications, Inc.	33,415,508
		95,613,419
	Utilities - 31.0%
778,144	AGL Resources, Inc.	32,526,419
1,039,446	Ameren Corp.	33,719,628
805,579	American Electric Power Co., Inc.	36,484,673
1,381,258	CenterPoint Energy, Inc.	28,232,914
1,411,603	CMS Energy Corp.	36,278,197
720,416	Consolidated Edison, Inc.	40,977,262
769,731	Dominion Resources, Inc.	41,650,144
589,176	DTE Energy Co.	37,300,733
600,048	Duke Energy Corp.	41,247,300
748,539	Edison International	36,072,094
549,734	Entergy Corp.	35,512,816
987,661	Exelon Corp.	31,052,062
684,810	FirstEnergy Corp.	27,727,957
578,013	Integrys Energy Group, Inc.	31,611,531
536,548	NextEra Energy, Inc.	38,658,283
1,137,775	NiSource, Inc.	30,754,058
791,639	Northeast Utilities	32,243,457
591,774	ONEOK, Inc.	27,819,296
1,773,640	Pepco Holdings, Inc.	34,621,453
785,363	PG&E Corp.	33,487,878
684,000	Pinnacle West Capital Corp.	36,511,920
1,246,820	PPL Corp.	37,766,178

967,498	Public Service Enterprise Group, Inc.	$30,166,588
797,713	SCANA Corp.	37,340,946
473,082	Sempra Energy	35,504,804
1,007,406	Southern Co. (The)	44,557,567
1,798,871	TECO Energy, Inc.	31,965,938
1,004,508	Wisconsin Energy Corp.	39,607,750
1,348,745	Xcel Energy, Inc.	37,468,136
		1,018,867,982
	Total Common Stocks and Other Equity Interests (Cost $3,086,169,316)	3,284,034,622

	Money Market Fund - 0.2%
6,584,231	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,584,231)	6,584,231

	Total Investments (Cost $3,092,753,547)(b)-100.2%	3,290,618,853
	Liabilities in excess of other assets-(0.2)%	(6,645,458)
	Net Assets-100.0%	$3,283,973,395

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $3,096,705,289. The net unrealized appreciation was $193,913,564 which consisted of aggregate gross unrealized appreciation of $215,758,427 and aggregate gross unrealized depreciation of $21,844,863.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 12.6%
600	Banco Bradesco SA	$10,675
600	Banco Bradesco SA (Preference Shares)	11,040
1,000	Banco do Brasil SA	12,266
1,600	Banco Santander Brasil SA	11,784
1,700	BM&FBOVESPA SA	11,913
600	Bradespar SA	9,320
700	Bradespar SA (Preference Shares)	10,870
1,900	Braskem SA (Preference Shares), Class A	14,337
2,400	Cia Siderurgica Nacional SA	12,970
1,100	Fibria Celulose SA(a)	13,493
1,500	Gerdau SA	11,583
1,400	Gerdau SA (Preference Shares)	12,295
700	Itau Unibanco Holding SA	11,792
700	Itau Unibanco Holding SA (Preference Shares)	12,088
2,350	Itausa - Investimentos Itau SA (Preference Shares)	11,908
3,600	JBS SA(a)	13,809
1,100	Lojas Americanas SA (Preference Shares)	9,827
1,300	Metalurgica Gerdau SA	11,574
1,200	Metalurgica Gerdau SA (Preference Shares)	13,447
5,700	OGX Petroleo e Gas Participacoes SA(a)	11,748
1,100	Petroleo Brasileiro SA	10,081
1,100	Petroleo Brasileiro SA (Preference Shares)	9,998
2,000	Usinas Siderurgicas de Minas Gerais SA	11,210
2,000	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	10,396
500	Vale SA	10,120
500	Vale SA (Preference Shares)	9,727
		300,271
	Cayman Islands - 3.3%
18,000	China Resources Cement Holdings Ltd.	11,535
8,000	China State Construction International Holdings Ltd.	10,501
28,000	Evergrande Real Estate Group Ltd.	14,802
72,000	GCL-Poly Energy Holdings Ltd.	19,682
25,000	Geely Automobile Holdings Ltd.	13,055
4,000	Golden Eagle Retail Group Ltd.	8,613
		78,188
	China - 24.5%
8,000	Agile Property Holdings Ltd.	11,347
20,000	Agricultural Bank of China Ltd., H-Shares	10,883
28,000	Aluminum Corp. of China Ltd., H-Shares(a)	13,503
20,000	Angang Steel Co. Ltd., H-Shares(a)	14,802
3,000	Anhui Conch Cement Co. Ltd., H-Shares	11,779
14,000	Bank of Communications Co. Ltd., H-Shares	11,878
14,000	BBMG Corp. H-Shares	13,069
8,000	Brilliance China Automotive Holdings Ltd.(a)	10,749
19,000	China CITIC Bank Corp. Ltd., H-Shares	12,960
12,000	China Coal Energy Co. Ltd., H-Shares	13,384
11,000	China Communications Construction Co. Ltd., H-Shares	11,162
27,000	China COSCO Holdings Co. Ltd., H-Shares(a)	14,030
4,000	China Life Insurance Co. Ltd., H-Shares	13,410
5,000	China Merchants Bank Co. Ltd., H-Shares	11,979
8,000	China National Building Material Co. Ltd., H-Shares	12,770
6,000	China Oilfield Services Ltd., H-Shares	12,997
3,200	China Pacific Insurance (Group) Co. Ltd., H-Shares	12,502
12,000	China Railway Construction Corp. Ltd., H-Shares	12,966
20,000	China Railway Group Ltd., H-Shares	11,398
53,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	16,265
28,000	China Shipping Development Co. Ltd., H-Shares	15,416
22,000	Chongqing Rural Commercial Bank, H-Shares	13,077
5,000	Citic Securities Co. Ltd., Class H	13,345
24,522	Country Garden Holdings Co.(a)	13,059
15,000	CSR Corp. Ltd., H-Shares	12,359
5,200	Dongfang Electric Corp. Ltd., H-Shares	10,071
6,000	Dongfeng Motor Group Co. Ltd., H-Shares	9,794
426	Focus Media Holding Ltd. ADR	10,774
3,500	Great Wall Motor Co. Ltd., H-Shares	14,238
7,600	Guangzhou R&F Properties Co. Ltd., H-Shares	13,798
13,000	Industrial & Commercial Bank of China Ltd., H-Shares	9,789
5,000	Jiangxi Copper Co. Ltd., H-Shares	13,571
44,000	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	13,673
3,300	New China Life Insurance Co. Ltd., Class H	12,914
18,000	Nine Dragons Paper Holdings Ltd.	15,782
10,000	PICC Property & Casualty Co. Ltd., H-Shares	15,215
1,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	13,452
5,500	Shimao Property Holdings Ltd.	12,155
222	SINA Corp.(a)	12,195
2,400	Weichai Power Co. Ltd., H-Shares	9,903
23,000	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	10,765
15,000	Yangzijiang Shipbuilding Holdings Ltd.	11,876
8,000	Yanzhou Coal Mining Co. Ltd., H-Shares	13,678
9,000	Zhaojin Mining Industry Co. Ltd., H-Shares	13,554
34,000	Zijin Mining Group Co. Ltd., H-Shares	13,108
9,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	12,775
		584,169
	Czech Republic - 0.4%
47	Komercni Banka AS	9,477

	Hong Kong - 3.9%
8,000	China Everbright Ltd.	15,081
2,000	China Merchants Holdings International Co. Ltd.	7,092
4,000	China Overseas Land & Investment Ltd.	12,404

4,000	China Resources Land Ltd.	$12,172
5,000	China Taiping Insurance Holdings Co. Ltd.(a)	10,560
5,000	CNOOC Ltd.	10,328
8,000	COSCO Pacific Ltd.	12,977
16,500	Sino-Ocean Land Holdings Ltd.	13,169
		93,783
	Hungary - 1.2%
148	MOL Hungarian Oil & Gas PLC	12,740
744	OTP Bank PLC	15,983
		28,723
	India - 3.9%
487	Axis Bank Ltd. GDR	13,797
259	ICICI Bank Ltd. ADR	11,862
358	Larsen & Toubro Ltd. GDR	10,432
328	Reliance Industries Ltd. GDR(a)(b)	10,981
107	State Bank of India GDR	10,058
1,470	Sterlite Industries (India) Ltd. ADR	12,480
396	Tata Motors Ltd. ADR	10,942
1,667	Tata Steel Ltd. GDR	12,694
		93,246
	Indonesia - 1.5%
64,000	PT Adaro Energy Tbk	10,842
181,000	PT Bumi Resources Tbk	12,637
39,500	PT Vale Indonesia Tbk	11,152
		34,631
	Mexico - 0.8%
215	Grupo Elektra SAB de CV	10,008
2,600	Grupo Mexico SAB de CV, Series B	9,678
		19,686
	Poland - 6.3%
299	Bank Handlowy w Warszawie SA	9,241
8,748	Bank Millennium SA(a)	12,911
232	Bank Pekao SA	11,403
123	Bank Zachodni WBK SA	9,970
109	BRE Bank SA(a)	11,387
703	Eurocash SA	11,420
345	ING Bank Slaski SA(a)	9,860
461	Jastrzebska Spolka Weglowa SA	13,994
284	KGHM Polska Miedz SA	17,325
755	Polski Koncern Naftowy Orlen SA(a)	11,947
992	Powszechna Kasa Oszczednosci Bank Polski SA	11,094
70	Powszechny Zaklad Ubezpieczen SA	9,212
5,937	Synthos SA	10,066
		149,830
	Russia - 5.7%
5,824	Federal Hydrogenerating Co. JSC ADR	14,263
1,402	Gazprom OAO ADR	13,207
141	LUKOIL OAO ADR	9,517
619	MMC Norilsk Nickel OJSC ADR	12,312
102	NovaTek OAO GDR	11,944
839	Novolipetsk Steel OJSC GDR	17,787
422	Rostelecom OJSC ADR	10,233
1,184	Severstal GDR	14,741
1,588	Surgutneftegas OJSC ADR	16,468
4,534	VTB Bank OJSC GDR	16,572
		137,044
	South Africa - 6.6%
2,844	African Bank Investments Ltd.	9,822
614	African Rainbow Minerals Ltd.	13,850
228	Anglo American Platinum Ltd.	11,179
309	AngloGold Ashanti Ltd.	8,613
2,958	ArcelorMittal South Africa Ltd.(a)	11,606
201	Assore Ltd.	10,013
720	Exxaro Resources Ltd.	14,187
1,307	Harmony Gold Mining Co. Ltd.	8,607
698	Impala Platinum Holdings Ltd.	12,689
442	Imperial Holdings Ltd.	9,643
1,755	Investec Ltd.	12,689
193	Kumba Iron Ore Ltd.	13,010
1,983	RMB Holdings Ltd.	9,527
268	Sasol Ltd.	11,618
		157,053
	South Korea - 21.5%
182	Daelim Industrial Co. Ltd.	15,494
1,210	Daewoo Engineering & Construction Co. Ltd.(a)	10,056
1,410	Daewoo Securities Co. Ltd.	15,473
650	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	17,788
850	Doosan Infracore Co. Ltd.(a)	12,567
270	GS Engineering & Construction Corp.	13,811
177	GS Holdings	11,541
350	Hana Financial Group, Inc.	12,535
790	Hanwha Chemical Corp.(a)	13,966
300	Hanwha Corp.(a)	9,215
176	Hyosung Corp.	10,312
181	Hyundai Engineering & Construction Co. Ltd.	11,403
61	Hyundai Heavy Industries Co. Ltd.	12,044
116	Hyundai Mipo Dockyard Co. Ltd.	12,464
157	Hyundai Steel Co.	11,952
290	KB Financial Group, Inc.	10,360
34	KCC Corp.	9,086
350	Korea Investment Holdings Co. Ltd.	13,596
33	Korea Zinc Co. Ltd.(a)	11,637
119	Kumho Petro Chemical Co. Ltd.(a)	13,004
45	LG Chem Ltd.	12,583
116	LG Chem Ltd. (Preference Shares)	10,301
187	LG Corp.	11,008
370	LG Display Co. Ltd.(a)	9,956
154	LG Electronics, Inc.	10,197
67	Lotte Chemical Corp.(a)	15,536
106	LS Corp.	8,907
61	OCI Co. Ltd.(a)	9,383
215	Samsung C&T Corp.	12,518
103	Samsung Electro-Mechanics Co. Ltd.	8,674
22	Samsung Electronics Co. Ltd.	22,092
77	Samsung Engineering Co. Ltd.	10,996
390	Samsung Heavy Industries Co. Ltd.	13,699
65	Samsung SDI Co. Ltd.	8,506
243	Samsung Securities Co., Ltd.	12,586
310	Shinhan Financial Group Co. Ltd.	11,658
71	SK Holdings Co. Ltd.	11,215
470	SK Hynix, Inc.(a)	10,531
85	SK Innovation Co. Ltd.	13,387
118	S-Oil Corp.	10,609
1,150	Woori Finance Holdings Co. Ltd.	13,518
1,370	Woori Investment & Securities Co. Ltd.	15,538
		511,702
	Taiwan - 6.8%
23,000	AU Optronics Corp.(a)	9,387
29,000	Capital Securities Corp.	11,295

17,000	Chimei Innolux Corp.(a)	$8,838
11,299	China Life Insurance Co. Ltd.(a)	11,174
1,000	Formosa International Hotels Corp.	12,226
1,000	Genius Electronic Optical Co. Ltd.	6,807
1,000	Hotai Motor Co. Ltd.	7,976
75,000	Inotera Memories, Inc.(a)	12,573
10,000	Pan-International Industrial(a)	9,331
2,000	Richtek Technology Corp.	12,023
4,000	Ruentex Industries Ltd.	10,160
14,000	Taiwan Life Insurance Co. Ltd.(a)	10,905
28,000	Walsin Lihwa Corp.(a)	9,436
18,000	Wan Hai Lines Ltd.(a)	9,815
21,000	Wintek Corp.(a)	10,064
20,000	Yuanta Financial Holding Co. Ltd.	10,838
		162,848
	Thailand - 0.4%
11,100	Indorama Ventures PCL	9,771

	Turkey - 0.4%
1,542	Tofas Turk Otomobil Fabrikasi As	9,292

	Total Common Stocks and Other Equity Interests (Cost $2,380,951)	2,379,714

	Money Market Fund - 0.0%
1,152	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,152)	1,152

	Total Investments (Cost $2,382,103)(c)-99.8%	2,380,866
	Other assets less liabilities-0.2%	3,800
	Net Assets-100.0%	$2,384,666

Investment Abbreviations:

ADR            - American Depositary Receipt

GDR            - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $2,388,670. The net unrealized depreciation was $7,804 which consisted of aggregate gross unrealized appreciation of $172,791 and aggregate gross unrealized depreciation of $180,595.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 8.2%
39,800	AES Tiete SA	$372,750
26,900	Banco Bradesco SA	478,580
25,400	Banco Bradesco SA (Preference Shares)	467,344
20,600	BRF - Brasil Foods SA	452,968
8,300	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	391,801
12,700	Cia de Bebidas das Americas	574,794
11,300	Cia de Bebidas das Americas (Preference Shares)	532,847
9,000	Cia de Saneamento Basico do Estado de Sao Paulo	405,842
21,800	Cosan SA Industria e Comercio	515,081
41,600	CPFL Energia SA	424,532
45,200	EcoRodovias Infraestrutura e Logistica SA	400,374
27,500	Itau Unibanco Holding SA	463,264
14,100	Natura Cosmeticos SA	380,640
27,600	Souza Cruz SA	457,179
20,900	Telefonica Brasil SA (Preference Shares)	528,384
27,800	Tractebel Energia SA	494,592
18,600	Ultrapar Participacoes SA	449,478
33,700	WEG SA	427,942
		8,218,392
	Chile - 8.0%
4,134,389	Banco de Chile	688,611
6,912,582	Banco Santander Chile	527,190
12,967	CAP SA	479,992
92,592	Cencosud SA	576,477
34,126	Cia Cervecerias Unidas SA	548,181
60,877	Embotelladora Andina SA (Preference Shares), Class B	400,464
430,410	Empresa Nacional de Electricidad SA	742,543
28,135	Empresa Nacional de Telecomunicaciones SA	611,955
137,653	Empresas CMPC SA	534,546
35,588	Empresas COPEC SA	551,284
1,341,831	Enersis SA	529,614
23,936	LATAM Airlines Group SA	589,245
54,519	S.A.C.I. Falabella	635,128
11,141	Sociedad Quimica y Minera de Chile SA (Preference Shares), Class B	635,953
		8,051,183
	China - 3.9%
952,000	Bank of China Ltd., H-Shares	468,911
558,000	China Construction Bank Corp., H-Shares	481,338
406,000	China Petroleum & Chemical Corp. H- Shares	492,613
40,500	Hengan International Group Co. Ltd.	406,280
442,000	Jiangsu Expressway Co. Ltd., H-Shares	455,935
320,000	PetroChina Co. Ltd., H-Shares	456,347
269,500	Sun Art Retail Group Ltd.	391,975
132,000	Tingyi Cayman Islands Holding Corp.	371,040
72,000	Tsingtao Brewery Co. Ltd., H-Shares	415,911
		3,940,350
	Colombia - 2.4%
23,582	Almacenes Exito SA	440,939
31,696	Bancolombia SA (Preference Shares)	556,596
152,410	Ecopetrol SA	484,977
35,849	Grupo Argos SA	472,043
21,702	Grupo de Inversiones Suramericana SA	460,788
		2,415,343
	Czech Republic - 1.0%
14,735	CEZ AS	476,318
30,741	Telefonica Czech Republic AS	530,548
		1,006,866
	Hong Kong - 3.0%
64,500	Beijing Enterprises Holdings Ltd.	464,486
42,500	China Mobile Ltd.	467,168
188,000	China Resources Gas Group Ltd.	416,943
289,000	Citic Pacific Ltd.	465,053
186,000	CNPC Hong Kong Ltd.	386,606
488,000	Guangdong Investment Ltd.	405,225
120,000	Shanghai Industrial Holdings Ltd.	426,278
		3,031,759
	Hungary - 0.5%
2,856	Richter Gedeon Nyrt	492,173

	India - 0.5%
13,339	Dr Reddy’s Laboratories Ltd. ADR	479,404

	Indonesia - 3.5%
491,000	PT Bank Central Asia Tbk	486,463
417,500	PT Bank Mandiri Persero Tbk	387,924
1,151,000	PT Bank Negara Indonesia Persero Tbk	463,827
163,000	PT Bayan Resources Tbk	150,616
740,500	PT Indofood Sukses Makmur Tbk	459,962
675,000	PT Jasa Marga Persero Tbk	381,160
3,830,500	PT Kalbe Farma Tbk	428,670
3,619,500	PT Lippo Karawaci Tbk	382,760
381,000	PT Telekomunikasi Indonesia Persero Tbk	379,435
		3,520,817
	Malaysia - 14.5%
441,500	AirAsia Bhd	395,034
403,300	AMMB Holdings Bhd	825,551
290,300	Axiata Group Bhd	588,635
255,300	CIMB Group Holdings Bhd	592,441
345,300	DiGi.Com Bhd	546,790
384,600	Gamuda Bhd	460,480
169,700	Genting Bhd	518,877
371,600	Genting Malaysia Bhd	438,935
156,800	Hong Leong Bank Bhd	718,646
303,900	IJM Corp. Bhd	492,969
372,400	IOI Corp. Bhd	595,696
81,100	Kuala Lumpur Kepong Bhd	566,421
286,700	Malayan Banking Bhd	819,407
378,200	Maxis Bhd	775,389
354,500	Petronas Chemicals Group Bhd	678,878
79,800	Petronas Dagangan Bhd	585,080
97,100	Petronas Gas Bhd	580,037
238,900	Public Bank Bhd	1,193,347

449,700	Sapurakencana Petroleum Bhd(a)	$422,634
335,000	Sime Darby Bhd	1,002,736
332,400	Telekom Malaysia Bhd	593,763
230,500	Tenaga Nasional Bhd	519,311
156,500	UMW Holdings Bhd	611,493
		14,522,550
	Mexico - 5.4%
426,300	America Movil SAB de CV, Series L	538,098
81,600	Arca Continental SAB de CV	622,622
30,800	Coca-Cola Femsa SAB de CV, Series L	487,688
64,100	El Puerto de Liverpool SAB de CV, Series C1	711,244
52,400	Fomento Economico Mexicano SAB de CV	566,578
189,600	Grupo Bimbo SAB de CV, Series A	490,135
128,600	Grupo Mexico SAB de CV, Series B	478,678
101,000	Grupo Televisa SAB de CV, Series CPO	567,096
88,700	Mexichem SAB de CV	501,873
121,300	Wal-Mart de Mexico SAB de CV, Series V	392,705
		5,356,717
	Philippines - 1.9%
180,590	Bank of the Philippine Islands	443,873
171,210	Metropolitan Bank & Trust	443,543
7,860	Philippine Long Distance Telephone Co.	538,232
18,520	SM Investments Corp.	433,355
		1,859,003
	Poland - 2.6%
71,187	PGE SA	392,195
275,572	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	489,463
33,759	Powszechna Kasa Oszczednosci Bank Polski SA	377,541
3,751	Powszechny Zaklad Ubezpieczen SA	493,624
267,973	Tauron Polska Energia SA	408,465
104,865	Telekomunikacja Polska SA	406,381
		2,567,669
	South Africa - 18.8%
30,187	ABSA Group Ltd.	579,535
113,545	African Bank Investments Ltd.	392,120
27,505	Aspen Pharmacare Holdings Ltd. (a)	507,508
23,242	Bidvest Group Ltd.	556,388
20,220	Capitec Bank Holdings Ltd.	434,588
104,926	Discovery Holdings Ltd.	778,034
125,169	FirstRand Ltd.	451,879
28,000	Foschini Group Ltd. (The)	367,069
200,374	Growthpoint Properties Ltd.	565,021
19,383	Imperial Holdings Ltd.	422,891
74,761	Investec Ltd.	540,550
56,226	Liberty Holdings Ltd.	726,967
110,424	Life Healthcare Group Holdings Ltd.	388,882
27,477	Massmart Holdings Ltd.	562,849
92,455	Mediclinic International Ltd.	586,204
238,861	MMI Holdings Ltd.	621,675
25,355	Mr. Price Group Ltd.	349,963
22,635	MTN Group Ltd.	443,672
7,141	Naspers Ltd., Class N	462,706
22,353	Nedbank Group Ltd.	487,339
297,703	Netcare Ltd.	653,183
116,232	Pick n Pay Stores Ltd.	592,145
132,096	PPC Ltd.	484,280
478,831	Redefine Properties Ltd.	514,039
35,614	Remgro Ltd.	651,072
101,807	RMB Holdings Ltd.	489,139
189,127	RMI Holdings	484,824
122,014	Sanlam Ltd.	622,011
10,691	Sasol Ltd.	463,476
19,185	Shoprite Holdings Ltd.	361,874
36,232	Spar Group Ltd. (The)	477,137
43,141	Standard Bank Group Ltd.	563,436
156,520	Steinhoff International Holdings Ltd.(a)	475,702
13,663	Tiger Brands Ltd.	450,429
38,587	Truworths International Ltd.	438,519
38,969	Vodacom Group Ltd.	544,283
51,499	Woolworths Holdings Ltd.	366,650
		18,858,039
	South Korea - 5.7%
318	Amorepacific Corp.(a)	319,774
12,810	Hanwha Corp.(a)	393,502
35,390	Industrial Bank of Korea(a)	399,749
12,940	Kangwon Land, Inc.(a)	371,353
17,110	Korea Electric Power Corp.(a)	509,093
63,380	Korea Exchange Bank(a)	441,188
13,410	KT Corp.	450,725
4,832	KT&G Corp.	336,799
1,755	POSCO	574,564
6,065	S1 Corp.	363,702
1,951	Samsung Fire & Marine Insurance Co. Ltd.	395,065
6,932	Samsung Life Insurance Co. Ltd.	668,421
2,919	SK Telecom Co. Ltd.	449,005
		5,672,940
	Taiwan - 11.0%
397,000	Asia Cement Corp.	504,880
351,000	Cathay Financial Holding Co. Ltd.	391,103
814,000	Chang Hwa Commercial Bank	449,366
190,120	Cheng Shin Rubber Industry Co. Ltd.	495,800
720,510	China Steel Corp.	679,600
283,000	Chunghwa Telecom Co. Ltd.	900,953
321,000	Far Eastern New Century Corp.	371,808
151,000	Far EasTone Telecommunications Co. Ltd.	384,065
731,000	First Financial Holding Co. Ltd.	445,634
182,000	Formosa Chemicals & Fibre Corp.	494,349
140,000	Formosa Petrochemical Corp.	403,502
166,000	Formosa Plastics Corp.	450,890
365,000	Fubon Financial Holding Co. Ltd.	466,657
315,000	Oriental Union Chemical Corp.	372,327
418,000	Pou Chen Corp.	417,625
90,000	President Chain Store Corp.	486,173
261,000	Synnex Technology International Corp.	529,487
319,000	Taiwan Cement Corp.	431,074
994,030	Taiwan Cooperative Financial Holding	553,801
137,000	Taiwan Mobile Co. Ltd.	487,189
129,000	Taiwan Semiconductor Manufacturing Co. Ltd.	443,449
211,000	TSRC Corp.	428,053
235,000	Uni-President Enterprises Corp.	412,274
		11,000,059
	Thailand - 6.7%
124,300	Airports of Thailand PCL	439,760
76,300	Bangkok Bank PCL	534,765
109,900	Bangkok Dusit Medical Services PCL	490,164
380,100	Charoen Pokphand Foods PCL	452,500
293,300	CP ALL PCL	459,818
69,100	Kasikornbank PCL	459,972
672,400	Krung Thai Bank PCL	516,364
77,600	PTT Exploration & Production PCL	431,979

48,000	PTT PCL	$548,893
182,800	Shin Corp. PCL	418,380
39,800	Siam Cement PCL	592,596
74,700	Siam Commercial Bank PCL	448,400
174,000	Thai Union Frozen Products PCL	399,698
6,209,300	TMB Bank PCL	470,591
		6,663,880
	Turkey - 2.4%
340,058	Asya Katilim Bankasi AS(a)	431,089
8,257	BIM Birlesik Magazalar AS	400,153
331,791	Petkim Petrokimya Holding AS	579,045
112,558	Turk Telekomunikasyon AS	472,218
76,145	Turkcell Iletisim Hizmet AS(a)	473,986
		2,356,491

	Total Investments (Cost $95,507,407)(b)-100.0%	100,013,635
	Other assets less liabilities-0.0%	20,901
	Net Assets-100.0%	$100,034,536

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $95,521,914. The net unrealized appreciation was $4,491,721 which consisted of aggregate gross unrealized appreciation of $5,484,206 and aggregate gross unrealized depreciation of $992,485.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Austria - 3.1%
1,593	Erste Group Bank AG(a)	$53,594
6,354	Immofinanz AG(a)	27,841
798	OMV AG	32,886
1,104	Raiffeisen Bank International AG	49,535
561	Vienna Insurance Group AG Wiener Versicherung Gruppe	29,687
1,314	Voestalpine AG	48,105
		241,648
	Belgium - 2.9%
357	Ackermans & van Haaren NV	33,127
1,497	Ageas	49,388
1,713	KBC Groep NV	67,513
261	Solvay SA	41,026
705	Umicore SA	36,700
		227,754
	Canada - 3.4%
1,014	Canadian Natural Resources Ltd.	30,577
1,539	First Quantum Minerals Ltd.	30,985
453	Inmet Mining Corp.	32,653
8,175	Lundin Mining Corp.(a)	41,986
3,066	PetroBakken Energy Ltd.	27,012
4,305	Precision Drilling Corp.	39,393
891	Teck Resources Ltd., Class B	32,425
4,041	Turquoise Hill Resources Ltd.(a)	31,071
		266,102
	Denmark - 1.9%
6	A P Moeller - Maersk A/S, Class A	45,366
3	A P Moeller - Maersk A/S, Class B	23,949
1,809	Danske Bank A/S(a)	34,688
678	FLSmidth & Co. A/S	42,074
		146,077
	Finland - 7.6%
2,340	Kemira Oyj	37,099
363	Kone Oyj, Class B	29,934
1,128	Metso Oyj	50,482
3,069	Neste Oil Oyj	48,949
9,642	Nokia Oyj	37,720
882	Nokian Renkaat Oyj	37,940
51,021	Outokumpu Oyj(a)	52,773
792	Outotec Oyj	49,807
2,430	Pohjola Bank PLC, Class A	41,594
3,237	Sanoma Oyj	32,735
6,120	Stora Enso Oyj, Class R	43,655
3,183	UPM-Kymmene Oyj	38,864
852	Wartsila Oyj Abp	40,535
2,235	YIT Oyj	49,147
		591,234
	France - 13.3%
1,080	Accor SA	42,147
1,170	Alstom SA	51,917
1,908	Areva SA(a)	38,227
2,607	AXA SA	48,268
849	BNP Paribas SA	53,254
1,140	Bouygues SA	32,357
1,308	Carrefour SA	37,250
168	Christian Dior SA	29,349
990	Cie de Saint-Gobain	40,812
378	Cie Generale des Etablissements Michelin	35,163
2,337	CNP Assurances	38,654
7,143	Credit Agricole SA(a)	70,586
1,530	Electricite de France SA	29,377
1,359	GDF Suez	27,873
711	Lafarge SA	43,459
675	Legrand SA	30,625
168	LVMH Moet Hennessy Louis Vuitton SA	31,664
15,606	Natixis	61,877
150	PPR	32,252
801	Renault SA	48,291
591	Schneider Electric SA	45,005
1,443	Societe Generale SA(a)	65,177
2,319	Suez Environnement Co.	30,694
303	Technip SA	32,846
747	Vinci SA	38,049
		1,035,173
	Germany - 10.0%
306	Adidas AG	28,432
246	Allianz SE	35,179
336	BASF SE	34,051
315	Bayer AG	31,077
384	Bayerische Motoren Werke AG	38,650
486	Bayerische Motoren Werke AG (Preference Shares)	33,255
26,115	Commerzbank AG(a)	57,214
339	Continental AG	39,781
699	Daimler AG	40,681
1,107	Deutsche Bank AG	57,416
756	HeidelbergCement AG	47,605
594	K+S AG	26,809
303	MAN SE	36,523
1,008	Metro AG	31,107
159	Muenchener Rueckversicherungs-Gesellschaft AG	29,212
462	Porsche Automobil Holding SE (Preference Shares)	40,198
672	RWE AG	25,272
735	RWE AG (Preference Shares) NVTG	25,895
1,821	ThyssenKrupp AG(a)	44,221
147	Volkswagen AG	33,931
153	Volkswagen AG (Preference Shares)	37,829
		774,338
	Greece - 3.4%
47,025	Agricultural Bank of Greece(a)	—
19,653	Alpha Bank AE(a)	33,880
14,913	DryShips, Inc.(a)	32,212
37,794	Eurobank Ergasias SA(a)	31,396
5,412	Hellenic Telecommunications Organization SA(a)	45,547
22,905	National Bank of Greece SA(a)	36,377
4,098	Public Power Corp. SA(a)	38,104

28,298	TT Hellenic Postbank SA(a)	$—
7,209	Viohalco Hellenic Copper and Aluminum Industry SA(a)	46,872
		264,388
	Ireland - 1.0%
1,770	CRH PLC	38,225
2,796	Smurfit Kappa Group PLC	38,807
		77,032
	Italy - 10.7%
2,196	Assicurazioni Generali SpA	42,060
1,872	Atlantia SpA	34,634
178,903	Banca Monte dei Paschi di Siena SpA(a)	59,885
15,366	Enel Green Power SpA	31,683
7,083	Enel SpA	30,882
1,257	Eni SpA	31,548
1,533	EXOR SpA	45,343
1,542	EXOR SpA (Preference Shares)	39,539
3,942	Fiat Industrial SpA	50,753
9,204	Fiat SpA(a)	56,221
30,108	Intesa Sanpaolo SpA	61,385
34,623	Intesa Sanpaolo SpA - RSP	58,793
7,914	Mediobanca SpA	58,170
2,994	Pirelli & C. SpA	36,719
885	Saipem SpA	25,107
32,523	Telecom Italia SpA	32,315
12,840	UBI Banca-Unione di Banche Italiane SCPA	67,032
11,301	UniCredit SpA(a)	72,957
		835,026
	Jersey Island - 0.4%
5,124	Glencore International PLC	31,963

	Luxembourg - 1.1%
2,931	ArcelorMittal	50,189
1,686	Tenaris SA	35,336
		85,525
	Macau - 0.5%
1,983	Melco Crown Entertainment Ltd. ADR(a)	41,564

	Netherlands - 4.2%
7,260	Aegon NV	48,564
444	Akzo Nobel NV	30,369
540	Fugro NV CVA	32,717
5,385	ING Groep NV CVA(a)	54,449
462	Koninklijke DSM NV	28,318
1,176	NXP Semiconductor NV(a)	35,268
1,095	Randstad Holding NV	45,393
6,384	STMicroelectronics NV	55,374
		330,452
	Norway - 6.4%
750	Aker ASA, Class A	31,921
2,379	Aker Solutions ASA	51,930
2,586	DNB ASA	36,090
732	Fred Olsen Energy ASA	34,899
1,377	Kongsberg Gruppen ASA	33,076
32,634	Marine Harvest ASA(a)	32,607
7,734	Norsk Hydro ASA	36,972
2,538	Petroleum Geo-Services ASA	44,924
3,882	ProSafe SE	36,874
690	Schibsted ASA	27,691
10,080	Storebrand ASA(a)	51,574
1,539	Subsea 7 SA	37,165
1,119	TGS Nopec Geophysical Co. ASA	41,698
		497,421
	Portugal - 1.1%
36,405	Banco Espirito Santo SA(a)	51,640
2,157	Galp Energia SGPS SA	35,032
		86,672
	Spain - 4.4%
1,575	ACS Actividades de Construccion y Servicios SA	37,777
4,662	Banco Bilbao Vizcaya Argentaria SA	46,354
4,857	Banco Santander SA	40,737
8,163	CaixaBank SA	32,211
1,740	Gas Natural SDG SA	34,731
6,537	Iberdrola SA	35,245
12,513	Mapfre SA	38,573
1,755	Repsol SA	39,176
2,331	Telefonica SA	33,793
		338,597
	Sweden - 13.6%
1,602	Alfa Laval AB	34,190
804	Assa Abloy AB, Class B	30,072
1,434	Atlas Copco AB, Class A	40,858
1,671	Atlas Copco AB, Class B	42,595
1,347	Electrolux AB, Series B	35,564
1,626	Hexagon AB, Class B	43,646
2,295	Industrivarden AB, Class A	41,658
2,316	Industrivarden AB, Class C	40,619
1,149	Investor AB, Class A	31,925
1,128	Investor AB, Class B	32,015
1,278	Lundin Petroleum AB(a)	32,798
1,059	Modern Times Group AB, Class B	38,761
3,669	Nordea Bank AB	40,449
2,688	Ratos AB, Class A	29,402
3,411	Ratos AB, Class B	32,860
2,715	Sandvik AB	43,564
1,650	Scania AB, Class A	32,932
1,734	Scania AB, Class B	35,562
3,345	Securitas AB, Class B	31,252
4,119	Skandinaviska Enskilda Banken AB, Class A	41,267
1,725	Skanska AB, Class B	29,305
1,653	SKF AB, Class A	41,357
1,536	SKF AB, Class B	38,092
780	Svenska Handelsbanken AB, Class A	31,871
1,668	Swedbank AB, Class A	39,320
2,883	Telefonaktiebolaget LM Ericsson, Class A	32,758
2,811	Telefonaktiebolaget LM Ericsson, Class B	32,691
2,748	Volvo AB, Class A	40,638
2,724	Volvo AB, Class B	40,284
		1,058,305
	Switzerland - 2.6%
375	Cie Financiere Richemont SA	30,828
1,461	Credit Suisse Group AG (a)	43,164
417	Holcim Ltd. (a)	32,448
60	Swatch Group AG (The)	32,909
342	Swatch Group AG (The), Registered Shares	32,172
1,986	UBS AG	34,420
		205,941
	United Kingdom - 8.2%
1,749	AMEC PLC	29,976
1,203	Anglo American PLC	35,981
1,746	Antofagasta PLC	31,613
5,766	Aviva PLC	33,523

10,464	Barclays PLC	$49,936
963	BHP Billiton PLC	32,933
1,077	Fresnillo PLC	28,311
762	Johnson Matthey PLC	27,364
49,227	Lloyds Banking Group PLC(a)	40,319
1,062	Petrofac Ltd.	27,580
1,989	Prudential PLC	30,210
714	Rio Tinto PLC	40,299
8,709	Royal Bank of Scotland Group PLC(a)	47,402
1,125	Schroders PLC	34,513
1,536	Tullow Oil PLC	27,713
2,823	Vedanta Resources PLC	53,888
624	Wolseley PLC	29,135
1,866	Xstrata PLC	34,954
		635,650
	Total Common Stocks and Other Equity Interests (Cost $7,599,204)	7,770,862

	Money Market Fund - 0.0%
715	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $715)	715

	Total Investments (Cost $7,599,919)(b)-99.8%	7,771,577
	Other assets less liabilities-0.2%	14,251
	Net Assets-100.0%	$7,785,828

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

NVTG - Non-Voting Shares

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $7,602,636. The net unrealized appreciation was $168,941 which consisted of aggregate gross unrealized appreciation of $311,204 and aggregate gross unrealized depreciation of $142,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 9.1%
8,972	AGL Energy Ltd.	$144,117
14,449	Amcor Ltd.	126,597
5,345	ASX Ltd.	195,129
5,202	Australia & New Zealand Banking Group Ltd.	144,222
56,236	CFS Retail Property Trust Group REIT	117,314
11,067	Coca-Cola Amatil Ltd.	159,761
2,587	Commonwealth Bank of Australia	173,910
11,439	Crown Ltd.	138,285
34,255	GPT Group REIT	135,415
4,724	National Australia Bank Ltd.	134,813
4,628	Orica Ltd.	123,722
32,115	Telstra Corp. Ltd.	154,089
23,784	Transurban Group	151,328
3,710	Wesfarmers Ltd.	145,501
10,475	Westfield Group REIT	122,152
36,867	Westfield Retail Trust REIT	123,438
4,779	Westpac Banking Corp.	139,772
5,395	Woolworths Ltd.	175,795
		2,605,360
	Belgium - 0.4%
1,324	Anheuser-Busch InBev NV	114,841

	Canada - 21.2%
1,593	ATCO Ltd., Class I	133,488
2,864	Bank of Montreal	180,611
2,602	Bank of Nova Scotia	152,783
4,340	BCE, Inc.	192,527
7,545	Bell Aliant, Inc.	196,169
3,618	Brookfield Asset Management, Inc., Class A	133,332
7,539	Brookfield Office Properties, Inc.	124,008
2,230	Canadian Imperial Bank of Commerce	185,750
1,494	Canadian National Railway Co.	143,185
1,780	Canadian Tire Corp. Ltd., Class A	123,710
1,913	Canadian Utilities Ltd., Class A	146,034
6,368	CI Financial Corp.	170,349
4,927	Dundee, Class A REIT	184,433
5,732	Emera, Inc.	203,950
3,480	Enbridge, Inc.	152,774
10,018	First Capital Realty, Inc.	189,558
5,570	Fortis, Inc.	193,167
1,963	George Weston Ltd.	141,223
6,916	H&R REIT	163,752
3,438	IGM Financial, Inc.	149,725
2,246	Intact Financial Corp.	147,642
3,388	Loblaw Cos. Ltd.	135,879
2,216	Metro, Inc.	137,373
2,203	National Bank of Canada	174,943
3,237	Onex Corp.	140,842
4,270	Pembina Pipeline Corp.	123,716
6,396	RioCan REIT	172,122
3,141	Rogers Communications, Inc., Class B	145,753
2,118	Royal Bank of Canada	131,722
2,778	Saputo, Inc.	137,947
6,436	Shaw Communications, Inc., Class B	150,389
3,357	Shoppers Drug Mart Corp.	139,140
2,187	TELUS Corp.	147,552
2,178	TELUS Corp. NVTG	146,356
4,636	Thomson Reuters Corp.	141,793
2,949	Tim Hortons, Inc.	147,649
2,622	TMX Group Ltd.	141,068
2,036	Toronto-Dominion Bank (The)	169,774
3,891	TransCanada Corp.	183,906
		6,076,094
	Denmark - 0.6%
541	Coloplast A/S, Class B	28,543
17,740	TDC A/S	135,713
		164,256
	France - 0.5%
1,543	Sodexo	137,355

	Germany - 1.3%
1,761	Fresenius Medical Care AG & Co. KGaA	124,132
998	Fresenius SE & Co. KGaA	121,448
1,752	Henkel AG & Co. KGaA	130,014
		375,594
	Hong Kong - 3.8%
21,000	Cheung Kong Infrastructure Holdings Ltd.	133,221
23,000	CLP Holdings Ltd.	195,584
10,000	Hang Seng Bank Ltd.	163,755
53,100	Hong Kong & China Gas Co. Ltd.	150,629
23,500	Link (The) REIT	122,113
41,000	MTR Corp. Ltd.	169,170
18,000	Power Assets Holdings Ltd.	155,967
		1,090,439
	Japan - 37.2%
2,800	ABC-Mart, Inc.	106,772
67	Advance Residence Investment Corp. REIT	139,565
16,200	Aeon Co. Ltd.	184,260
10,000	Air Water, Inc.	128,096
10,000	Ajinomoto Co., Inc.	135,985
7,200	Asahi Group Holdings Ltd.	152,978
2,400	Astellas Pharma, Inc.	122,419
13,000	Bank of Kyoto Ltd. (The)	107,835
26,000	Bank of Yokohama Ltd. (The)	124,501
1,800	Central Japan Railway Co.	157,791
21,000	Chiba Bank Ltd. (The)	131,164
6,100	Chugai Pharmaceutical Co. Ltd.	125,730
10,000	Chugoku Bank Ltd. (The)	138,177
8,300	Coca-Cola West Co. Ltd.	131,239
1,300	Daito Trust Construction Co. Ltd.	128,490
8,000	Daiwa House Industry Co. Ltd.	147,184
1,900	East Japan Railway Co.	128,665
3,900	Eisai Co. Ltd.	170,940
2,900	FamilyMart Co. Ltd.	116,941
1,790	Hakuhodo DY Holdings, Inc.	122,001
23,000	Hankyu Hanshin Holdings, Inc.	125,762
2,400	Hisamitsu Pharmaceutical Co., Inc.	128,731
6,100	Hoya Corp.	117,976
17,000	Iyo Bank Ltd. (The)	139,338

13	Japan Real Estate Investment Corp. REIT	$131,624
66	Japan Retail Fund Investment Corp. REIT	125,260
9,100	Kagome Co. Ltd.	170,313
18,000	Kamigumi Co. Ltd.	147,140
5,300	Kao Corp.	152,391
1,700	KDDI Corp.	126,671
19,000	Keikyu Corp.	161,560
22,000	Keio Corp.	163,686
10,100	Kewpie Corp.	134,246
9,000	Kikkoman Corp.	135,010
36,000	Kintetsu Corp.	148,324
10,000	Kirin Holdings Co. Ltd.	125,027
3,100	Kobayashi Pharmaceutical Co. Ltd.	151,501
5,600	Kurita Water Industries Ltd.	110,208
11,000	Kyowa Hakko Kirin Co. Ltd.	104,142
1,800	Lawson, Inc.	130,769
8,100	McDonald’s Holdings Co. Japan Ltd.	208,314
2,900	Miraca Holdings, Inc.	121,231
63,000	Nagoya Railroad Co. Ltd.	171,894
33,000	Nippon Express Co. Ltd.	136,686
3,000	Nippon Telegraph & Telephone Corp.	125,904
11,500	Nisshin Seifun Group, Inc.	140,253
5,000	Nissin Foods Holdings Co. Ltd.	190,390
21	Nomura Real Estate Office Fund, Inc. REIT	124,030
110	NTT DoCoMo, Inc.	167,423
610	OBIC Co. Ltd.	130,810
18,000	Odakyu Electric Railway Co. Ltd.	180,671
2,300	Ono Pharmaceutical Co. Ltd.	121,351
1,200	Oriental Land Co. Ltd.	159,895
37,000	Osaka Gas Co. Ltd.	139,064
4,900	Otsuka Holdings Co. Ltd.	158,286
3,000	Sankyo Co. Ltd.	119,658
2,700	Secom Co. Ltd.	134,911
12,000	Sekisui House Ltd.	132,281
4,700	Seven & I Holdings Co. Ltd.	143,276
1,200	Shimamura Co. Ltd.	118,080
13,000	Shizuoka Bank Ltd. (The)	122,792
3,400	Sugi Holdings Co. Ltd.	116,984
3,900	Sundrug Co. Ltd.	147,009
4,000	Suzuken Co. Ltd.	122,814
3,300	Takeda Pharmaceutical Co. Ltd.	169,954
28,000	Tobu Railway Co., Ltd.	150,647
8,600	Toho Co. Ltd.	164,819
20,000	Toho Gas Co. Ltd.	107,166
29,000	Tokyu Corp.	157,933
17,000	TOTO Ltd.	134,867
3,000	Toyo Suisan Kaisha Ltd.	83,432
2,800	Unicharm Corp.	148,806
103	United Urban Investment Corp. REIT	126,070
1,120	USS Co. Ltd.	125,917
3,800	West Japan Railway Co.	150,318
8,900	Yamato Holdings Co. Ltd.	149,894
11,000	Yamazaki Baking Co. Ltd.	123,428
		10,657,670
	Luxembourg - 0.5%
4,420	SES SA	135,263

	Netherlands - 1.4%
8,941	Koninklijke Ahold NV	131,317
8,799	Reed Elsevier NV	136,696
3,537	Unilever NV CVA	143,074
		411,087
	New Zealand - 0.5%
30,901	Sky Network Television Ltd.	134,513

	Singapore - 7.0%
62,000	Ascendas REIT	126,725
92,000	CapitaCommercial Trust REIT	123,752
78,000	CapitaMall Trust REIT	133,592
89,000	ComfortDelGro Corp. Ltd.	138,770
11,000	DBS Group Holdings Ltd.	132,946
19,685	Oversea-Chinese Banking Corp. Ltd.	155,533
17,000	Singapore Airlines Ltd.	150,937
22,413	Singapore Exchange Ltd.	141,054
57,000	Singapore Press Holdings Ltd.	188,803
41,000	Singapore Technologies Engineering Ltd.	129,843
52,424	Singapore Telecommunications Ltd.	148,234
43,608	StarHub Ltd.	137,398
123,000	Suntec REIT	168,432
8,000	United Overseas Bank Ltd.	121,829
		1,997,848
	Switzerland - 4.0%
3,123	Nestle SA	219,176
2,778	Novartis AG	189,166
724	Roche Holding AG Genusschein	160,147
63	SGS SA	150,010
361	Swisscom AG	159,982
294	Syngenta AG	126,867
498	Zurich Insurance Group AG(a)	143,192
		1,148,540
	United Kingdom - 12.3%
6,497	Associated British Foods PLC	180,159
2,953	AstraZeneca PLC	142,936
2,679	British American Tobacco PLC	139,443
12,960	British Land Co. PLC REIT	115,477
24,129	Centrica PLC	133,970
10,425	Compass Group PLC	126,276
4,679	Diageo PLC	139,242
6,657	GlaxoSmithKline PLC	152,563
3,122	Imperial Tobacco Group PLC	116,072
23,266	J Sainsbury PLC	121,986
9,353	Land Securities Group PLC REIT	119,075
13,054	National Grid PLC	143,116
2,060	Next PLC	132,535
6,017	Pearson PLC	113,903
2,207	Reckitt Benckiser Group PLC	147,032
11,762	Reed Elsevier PLC	128,112
3,808	Royal Dutch Shell PLC, Class A	135,298
3,674	Royal Dutch Shell PLC, Class B	133,624
2,563	SABMiller PLC	128,000
4,591	Severn Trent PLC	118,062
12,628	Smith & Nephew PLC	145,453
6,170	SSE PLC	138,810
3,619	Unilever PLC	147,288
11,190	United Utilities Group PLC	129,865
53,863	Vodafone Group PLC	146,968
32,558	William Morrison Supermarkets PLC	129,564
		3,504,829

Total Investments (Cost $27,448,484)(a)-99.8%	$28,553,689
Other assets less liabilities-0.2%	65,747
Net Assets-100.0%	$28,619,436

Investment Abbreviations:

CVA - Dutch Certificates

NVTG - Non-Voting Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $27,458,484. The net unrealized appreciation was $1,095,205 which consisted of aggregate gross unrealized appreciation of $1,423,072 and aggregate gross unrealized depreciation of $327,867.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$66,114,741	$—	$0	$66,114,741

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$499,776,290	$16,341	$0	$499,792,631
Money Market Fund	2,796,539	—	—	2,796,539
Total Investments	$502,572,829	$16,341	$0	$502,589,170

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$69,890,103	$25,201	$0	$69,915,304

PowerShares Global Clean Energy Portfolio
Equity Securities	$61,229,018	$—	$115,472	$61,344,490
Money Market Fund	11,159,697	—	—	11,159,697
Total Investments	$72,388,715	$—	$115,472	$72,504,187

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	$33,840,786	$—	$542	$33,841,328
Money Market Fund	31,879	—	—	31,879
Total Investments	$33,872,665	$—	$542	$33,873,207

PowerShares Global Steel Portfolio
Equity Securities	$2,210,693	$9,427	$—	$2,220,120

PowerShares S&P International Developed High Quality Portfolio
Equity Securities	$19,500,426	$—	$0	$19,500,426

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$160,138,458	$—	$160,138,458
Money Market Fund	340,034	—	—	340,034
Total Investments	$340,034	$160,138,458	$—	$160,478,492

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$1,075,792,686	$—	$1,075,792,686
Money Market Fund	41,989,316	—	—	41,989,316
Total Investments	$41,989,316	$1,075,792,686	$—	$1,117,782,002

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$51,554,955	$—	$51,554,955
Money Market Fund	2,501,779	—	—	2,501,779
Total Investments	$2,501,779	$51,554,955	$—	$54,056,734

PowerShares Convertible Securities Portfolio
Convertible Preferred Stocks	$500,167	$—	$—	$500,167
Convertible Bonds	—	6,829,869	—	6,829,869
Money Market Fund	75,063	—	—	75,063
Total Investments	$575,230	$6,829,869	$—	$7,405,099

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,628,703,044	$—	$2,628,703,044
Money Market Fund	15,731,226	—	—	15,731,226
Total Investments	$15,731,226	$2,628,703,044	$—	$2,644,434,270

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$840,104,831	$—	$840,104,831
Money Market Fund	5,017,944	—	—	5,017,944
Total Investments	$5,017,944	$840,104,831	$—	$845,122,775

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$32,760,402	$—	$32,760,402
Money Market Fund	53,668	—	—	53,668
Total Investments	$53,668	$32,760,402	$—	$32,814,070

PowerShares Preferred Portfolio
Equity Securities	$2,246,406,796	$28,354,515	$—	$2,274,761,311
Money Market Fund	12,162,594	—	—	12,162,594
Total Investments	$2,258,569,390	$28,354,515	$—	$2,286,923,905

PowerShares S&P International Developed High Beta Portfolio
Equity Securities	$7,770,862	$—	$0	$7,770,862
Money Market Fund	715	—	—	715
Total Investments	$7,771,577	$—	$0	$7,771,577

PowerShares Senior Loan Portfolio
Common Stock	$2,401,568	$—	$—	$2,401,568
Corporate Debt Securities	—	220,277,741	—	220,277,741
Money Market Fund	282,995,124	—	—	282,995,124
Senior Floating Rate Loans	—	1,672,574,696	—	1,672,574,696
Total Investments	$285,396,692	$1,892,852,437	$—	$2,178,249,129

Subsequent Event

At a meeting held on December 18, 2012, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved the liquidation of PowerShares Global Coal Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio and PowerShares Convertible Securities Portfolio.  The last day of trading in these Funds was February 26, 2013. Shareholders who did not sell their holdings prior to the market close on this date received cash equal to the net asset value of the shares, with payment made on March 7, 2013.

Item 2.   Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 27, 2013